2013 Annual Report

RiverSource
Retirement Advisor Advantage®
Variable Annuity – Band 3

S-6407 R (5/14)	Issued by: RiverSource Life Insurance Company

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Annual Financial Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TO THE BOARD OF DIRECTORS OF
RIVERSOURCE LIFE INSURANCE COMPANY
In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of RiverSource Variable Account 10 that is offered through RiverSource Retirement Advisor Advantage® Variable Annuity – Band 3 (the Account) sponsored by RiverSource Life Insurance Company, referred to in Note 1, at December 31, 2013, the results of their operations for the period then ended, and the changes in their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of RiverSource Life Insurance Company; our responsibility is to express an opinion on these financial statements based on our audits. The financial statements of the divisions of the Account, including the financial highlights which appear in the footnotes, for the periods ended December 31, 2010 and prior were audited by another independent registered public accounting firm whose report dated April 22, 2011 expressed an unqualified opinion. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the affiliated and unaffiliated mutual fund managers, provide a reasonable basis for our opinion.

(PricewaterhouseCoopers LLP Signature)

Minneapolis, Minnesota

April 21, 2014

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  1

Statements of Assets and Liabilities

	AB VPS Dyn	AB VPS Global	AB VPS	AB VPS	ALPS Alerian
	Asset Alloc,	Thematic Gro,	Gro & Inc,	Intl Val,	Engy Infr,
Dec. 31, 2013	Cl B	Cl B	Cl B	Cl B	Class III

Assets

Investments, at fair value(1),(2)	$3,663,560	$9,113,778	$122,245,132	$221,773,783	$15,719,647
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,281	8,589	82,766	6,429	48,719
Receivable for share redemptions	3,778	8,189	132,223	183,040	13,786

Total assets	3,669,619	9,130,556	122,460,121	221,963,252	15,782,152

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	3,168	7,344	92,827	169,683	12,401
Contract terminations	611	845	39,395	13,357	1,384
Payable for investments purchased	2,281	8,589	82,766	6,429	48,719

Total liabilities	6,060	16,778	214,988	189,469	62,504

Net assets applicable to contracts in accumulation period	3,662,700	9,113,778	122,060,645	221,370,251	15,719,086
Net assets applicable to contracts in payment period	—	—	184,488	403,532	—
Net assets applicable to seed money	859	—	—	—	562

Total net assets	$3,663,559	$9,113,778	$122,245,133	$221,773,783	$15,719,648

(1) Investment shares	313,661	451,624	4,446,895	14,924,212	1,466,385
(2) Investments, at cost	$3,525,159	$7,275,590	$92,085,308	$236,925,160	$14,543,466

	AC VP	AC VP	AC VP	AC VP	BlackRock
	Intl,	Mid Cap Val,	Ultra,	Val,	Global Alloc,
Dec. 31, 2013 (continued)	Cl II	Cl II	Cl II	Cl II	Cl III

Assets

Investments, at fair value(1),(2)	$41,629,590	$52,077,512	$30,406,131	$230,552,247	$47,699,273
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	5,660	1,981	8,330	53,844	243,874
Receivable for share redemptions	63,567	83,050	204,360	328,031	62,685

Total assets	41,698,817	52,162,543	30,618,821	230,934,122	48,005,832

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	31,332	42,328	23,780	183,255	38,825
Contract terminations	32,235	40,722	180,580	144,776	23,860
Payable for investments purchased	5,660	1,981	8,330	53,844	243,874

Total liabilities	69,227	85,031	212,690	381,875	306,559

Net assets applicable to contracts in accumulation period	41,474,529	52,000,004	30,391,975	230,206,306	47,148,194
Net assets applicable to contracts in payment period	155,061	77,508	14,156	345,511	550,738
Net assets applicable to seed money	—	—	—	430	341

Total net assets	$41,629,590	$52,077,512	$30,406,131	$230,552,247	$47,699,273

(1) Investment shares	3,879,738	2,818,047	2,094,086	27,252,039	3,061,571
(2) Investments, at cost	$28,858,083	$38,720,731	$20,122,696	$185,682,329	$46,150,837

See accompanying notes to financial statements.

2  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

Statements of Assets and Liabilities

	Calvert	Col VP	Col VP	Col VP Commodity	Col VP
	VP SRI	Bal,	Cash Mgmt,	Strategy,	Contrarian Core,
Dec. 31, 2013 (continued)	Bal	Cl 3	Cl 3	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$26,439,874	$258,134,318	$247,621,406	$601,751	$9,184,967
Dividends receivable	—	—	68	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,619	145,841	61,941	851	77,616
Receivable for share redemptions	26,533	—	—	—	—

Total assets	26,469,026	258,280,159	247,683,415	602,602	9,262,583

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	19,657	225,834	203,051	492	7,365
Contract terminations	6,876	51,541	429,525	—	494
Payable for investments purchased	2,619	—	—	—	—

Total liabilities	29,152	277,375	632,576	492	7,859

Net assets applicable to contracts in accumulation period	26,363,359	254,061,393	246,672,164	601,187	9,254,580
Net assets applicable to contracts in payment period	76,515	3,941,336	378,675	—	—
Net assets applicable to seed money	—	55	—	923	144

Total net assets	$26,439,874	$258,002,784	$247,050,839	$602,110	$9,254,724

(1) Investment shares	12,973,442	13,136,607	247,621,406	64,566	644,107
(2) Investments, at cost	$23,638,091	$193,561,688	$247,577,572	$611,466	$8,433,200

	Col VP	Col VP	Col VP	Col VP Emerg	Col VP
	Core Bond,	Div Bond,	Divd Opp,	Mkts Bond,	Emer Mkts,
Dec. 31, 2013 (continued)	Cl 2	Cl 3	Cl 3	Cl 2	Cl 3

Assets

Investments, at fair value(1),(2)	$1,405,771	$663,792,442	$790,783,620	$3,432,904	$230,702,821
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	11,231	186,531	18,077	22,442	55,373
Receivable for share redemptions	—	—	—	—	—

Total assets	1,417,002	663,978,973	790,801,697	3,455,346	230,758,194

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	1,233	540,379	632,268	2,797	192,561
Contract terminations	—	207,943	328,295	187	72,337
Payable for investments purchased	—	—	—	—	—

Total liabilities	1,233	748,322	960,563	2,984	264,898

Net assets applicable to contracts in accumulation period	1,414,761	659,562,631	785,766,555	3,451,621	229,755,354
Net assets applicable to contracts in payment period	—	3,668,020	4,074,579	—	737,942
Net assets applicable to seed money	1,008	—	—	741	—

Total net assets	$1,415,769	$663,230,651	$789,841,134	$3,452,362	$230,493,296

(1) Investment shares	146,587	66,246,751	43,762,237	364,041	14,610,692
(2) Investments, at cost	$1,413,509	$696,080,462	$532,141,564	$3,599,711	$191,016,835

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  3

Statements of Assets and Liabilities

	Col VP	Col VP	Col VP	Col VP	Col VP
	Global Bond,	Hi Yield Bond,	Inc Opp,	Intl Opp,	Lg Cap Gro,
Dec. 31, 2013 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

Assets

Investments, at fair value(1),(2)	$224,323,013	$416,152,818	$181,839,526	$105,742,863	$140,857,765
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	70,874	43,774	31,486	29,571	26,823
Receivable for share redemptions	—	—	—	—	—

Total assets	224,393,887	416,196,592	181,871,012	105,772,434	140,884,588

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	182,433	337,219	143,954	94,739	105,002
Contract terminations	61,724	26,971	95,152	13,257	74,186
Payable for investments purchased	—	—	—	—	—

Total liabilities	244,157	364,190	239,106	107,996	179,188

Net assets applicable to contracts in accumulation period	223,651,979	413,553,074	181,376,721	104,561,770	140,405,635
Net assets applicable to contracts in payment period	497,751	2,279,328	255,185	1,102,668	299,765
Net assets applicable to seed money	—	—	—	—	—

Total net assets	$224,149,730	$415,832,402	$181,631,906	$105,664,438	$140,705,400

(1) Investment shares	21,162,548	58,284,708	20,781,660	7,282,566	13,635,795
(2) Investments, at cost	$234,540,971	$387,137,210	$200,709,899	$80,032,795	$102,687,773

			Col VP	Col VP	Col VP
	Col VP	Col VP	Marsico	Mid Cap	Mid Cap
	Lg Core Quan,	Marsico Gro,	Intl Opp,	Gro Opp,	Val Opp,
Dec. 31, 2013 (continued)	Cl 3	Cl 1	Cl 2	Cl 3	Cl 3

Assets

Investments, at fair value(1),(2)	$425,080,435	$186,080,927	$47,659,471	$97,831,059	$100,106,275
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	3,114	359	11,280	364	5,343
Receivable for share redemptions	—	—	—	—	—

Total assets	425,083,549	186,081,286	47,670,751	97,831,423	100,111,618

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	364,257	145,919	38,552	83,875	78,243
Contract terminations	109,930	207,120	314	17,583	34,254
Payable for investments purchased	—	—	—	—	—

Total liabilities	474,187	353,039	38,866	101,458	112,497

Net assets applicable to contracts in accumulation period	419,376,675	185,433,566	47,438,197	96,905,748	99,800,668
Net assets applicable to contracts in payment period	5,232,687	294,681	193,230	824,217	198,453
Net assets applicable to seed money	—	—	458	—	—

Total net assets	$424,609,362	$185,728,247	$47,631,885	$97,729,965	$99,999,121

(1) Investment shares	13,738,863	6,196,501	2,567,859	5,438,080	6,122,708
(2) Investments, at cost	$310,029,649	$108,402,117	$48,704,933	$62,675,979	$70,766,778

See accompanying notes to financial statements.

4  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

Statements of Assets and Liabilities

	Col VP Multi-	Col VP	Col VP Select	Col VP Select	Col VP
	Strategy Alt,	S&P 500,	Lg Cap Val,	Sm Cap Val,	US Govt Mtge,
Dec. 31, 2013 (continued)	Cl 2	Cl 3	Cl 3	Cl 3	Cl 3

Assets

Investments, at fair value(1),(2)	$4,196,597	$174,863,717	$47,074,672	$66,678,550	$148,776,623
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,266	68,065	50	7,957	103,411
Receivable for share redemptions	—	—	—	—	—

Total assets	4,197,863	174,931,782	47,074,722	66,686,507	148,880,034

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	3,711	136,666	35,896	50,401	118,729
Contract terminations	100	71,227	22,208	47,505	22,939
Payable for investments purchased	—	—	—	—	—

Total liabilities	3,811	207,893	58,104	97,906	141,668

Net assets applicable to contracts in accumulation period	4,193,932	173,804,813	46,977,427	66,525,028	148,248,759
Net assets applicable to contracts in payment period	—	919,003	39,191	63,573	489,607
Net assets applicable to seed money	120	73	—	—	—

Total net assets	$4,194,052	$174,723,889	$47,016,618	$66,588,601	$148,738,366

(1) Investment shares	429,100	13,127,907	2,927,529	3,623,834	14,557,400
(2) Investments, at cost	$4,242,585	$110,436,620	$33,160,575	$42,992,929	$150,014,931

	CS	DWS Alt Asset	EV VT	Fid VIP	Fid VIP
	Commodity	Alloc VIP,	Floating-Rate	Contrafund,	Gro & Inc,
Dec. 31, 2013 (continued)	Return	Cl B	Inc	Serv Cl 2	Serv Cl 2

Assets

Investments, at fair value(1),(2)	$52,642,791	$24,843,922	$333,885,716	$509,204,693	$152,276,206
Dividends receivable	—	—	1,105,892	—	—
Accounts receivable from RiverSource Life for contract purchase payments	24,554	84,616	283,375	325,720	8,764
Receivable for share redemptions	68,792	19,993	318,775	734,934	238,951

Total assets	52,736,137	24,948,531	335,593,758	510,265,347	152,523,921

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	42,041	19,993	266,735	407,385	114,000
Contract terminations	26,750	—	52,040	327,550	124,951
Payable for investments purchased	24,554	84,616	1,389,267	325,720	8,764

Total liabilities	93,345	104,609	1,708,042	1,060,655	247,715

Net assets applicable to contracts in accumulation period	52,518,110	24,698,726	333,396,836	507,725,634	151,378,145
Net assets applicable to contracts in payment period	124,682	144,886	488,880	1,478,787	898,061
Net assets applicable to seed money	—	310	—	271	—

Total net assets	$52,642,792	$24,843,922	$333,885,716	$509,204,692	$152,276,206

(1) Investment shares	8,369,283	1,808,146	35,406,757	15,078,611	8,091,191
(2) Investments, at cost	$76,480,983	$24,751,673	$329,361,236	$392,046,527	$103,763,074

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  5

Statements of Assets and Liabilities

	Fid VIP	Fid VIP	Fid VIP	FTVIPT Frank	FTVIPT
	Mid Cap,	Overseas,	Strategic Inc,	Global Real Est,	Frank Inc,
Dec. 31, 2013 (continued)	Serv Cl 2	Serv Cl 2	Serv Cl 2	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$573,384,237	$93,108,778	$12,848,110	$148,569,200	$17,726,376
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	298,786	34,087	748	137,818	143,645
Receivable for share redemptions	830,615	188,712	18,226	113,725	30,513

Total assets	574,513,638	93,331,577	12,867,084	148,820,743	17,900,534

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	443,702	71,613	10,276	113,725	13,665
Contract terminations	386,913	117,099	7,949	—	16,848
Payable for investments purchased	298,786	34,087	748	137,818	143,645

Total liabilities	1,129,401	222,799	18,973	251,543	174,158

Net assets applicable to contracts in accumulation period	571,974,512	92,860,767	12,847,527	148,245,735	17,725,901
Net assets applicable to contracts in payment period	1,409,265	248,011	—	323,465	—
Net assets applicable to seed money	460	—	584	—	475

Total net assets	$573,384,237	$93,108,778	$12,848,111	$148,569,200	$17,726,376

(1) Investment shares	16,106,299	4,548,548	1,153,331	10,665,413	1,103,073
(2) Investments, at cost	$452,209,880	$77,140,890	$13,322,987	$198,598,734	$17,128,229

	FTVIPT Frank	FTVIPT Frank	FTVIPT Temp	GS VIT	GS VIT U.S.
	Sm Cap Val,	Mutual Shares,	Global Bond,	Mid Cap Val,	Eq Insights,
Dec. 31, 2013 (continued)	Cl 2	Cl 2	Cl 2	Inst	Inst

Assets

Investments, at fair value(1),(2)	$176,995,728	$153,401,059	$18,599,846	$257,444,463	$157,109,824
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	16,891	131,482	82,068	89,432	55,381
Receivable for share redemptions	258,981	185,855	24,569	233,608	217,191

Total assets	177,271,600	153,718,396	18,706,483	257,767,503	157,382,396

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	137,495	122,816	14,756	191,906	118,792
Contract terminations	121,485	63,038	9,814	41,702	98,399
Payable for investments purchased	16,891	131,482	82,068	89,432	55,381

Total liabilities	275,871	317,336	106,638	323,040	272,572

Net assets applicable to contracts in accumulation period	176,581,181	153,221,442	18,599,068	256,285,844	156,443,779
Net assets applicable to contracts in payment period	414,060	179,103	—	1,158,619	666,045
Net assets applicable to seed money	488	515	777	—	—

Total net assets	$176,995,729	$153,401,060	$18,599,845	$257,444,463	$157,109,824

(1) Investment shares	7,353,375	7,092,051	999,992	13,811,398	9,510,280
(2) Investments, at cost	$105,766,056	$121,482,369	$18,523,438	$199,865,562	$114,503,142

See accompanying notes to financial statements.

6  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

Statements of Assets and Liabilities

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Am Fran,	Bal Risk Alloc,	Comstock,	Div Divd,	Global Hlth,
Dec. 31, 2013 (continued)	Ser II	Ser II	Ser II	Ser I	Ser II

Assets

Investments, at fair value(1),(2)	$87,848,513	$21,763,371	$236,246,838	$24,786,196	$44,304,941
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	962	29,146	131	117,831	20,469
Receivable for share redemptions	111,470	65,406	325,177	20,767	46,153

Total assets	87,960,945	21,857,923	236,572,146	24,924,794	44,371,563

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	66,149	19,131	182,278	18,182	34,732
Contract terminations	45,321	46,275	142,899	2,585	11,420
Payable for investments purchased	962	29,146	131	117,831	20,469

Total liabilities	112,432	94,552	325,308	138,598	66,621

Net assets applicable to contracts in accumulation period	87,837,903	21,762,932	236,059,961	24,769,523	44,157,762
Net assets applicable to contracts in payment period	10,610	—	186,877	16,673	147,180
Net assets applicable to seed money	—	439	—	—	—

Total net assets	$87,848,513	$21,763,371	$236,246,838	$24,786,196	$44,304,942

(1) Investment shares	1,771,854	1,783,883	13,362,378	1,184,243	1,550,750
(2) Investments, at cost	$64,794,922	$22,147,660	$166,099,785	$19,202,131	$29,689,795

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Ivy VIP
	Intl Gro,	Mid Cap Gro,	Mid Cap Gro,	Tech,	Asset
Dec. 31, 2013 (continued)	Ser II	Ser I	Ser II	Ser I	Strategy

Assets

Investments, at fair value(1),(2)	$100,859,235	$17,575,045	$24,896,499	$27,715,817	$27,766,379
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	110,456	—	5,925	1,070	169,472
Receivable for share redemptions	82,804	31,895	35,650	30,254	41,203

Total assets	101,052,495	17,606,940	24,938,074	27,747,141	27,977,054

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	78,528	12,961	19,183	20,466	21,837
Contract terminations	4,276	18,935	16,467	9,788	19,366
Payable for investments purchased	110,456	—	5,925	1,070	169,472

Total liabilities	193,260	31,896	41,575	31,324	210,675

Net assets applicable to contracts in accumulation period	100,777,125	17,494,881	24,864,588	27,715,144	27,645,693
Net assets applicable to contracts in payment period	82,110	80,163	31,911	673	120,069
Net assets applicable to seed money	—	—	—	—	617

Total net assets	$100,859,235	$17,575,044	$24,896,499	$27,715,817	$27,766,379

(1) Investment shares	2,891,607	3,285,055	4,671,013	1,427,179	2,095,797
(2) Investments, at cost	$76,980,867	$13,167,342	$18,841,321	$19,046,307	$25,620,957

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  7

Statements of Assets and Liabilities

	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen
	Flex Bond,	Gbl Alloc Mod,	Global Tech,	Janus,	Overseas,
Dec. 31, 2013 (continued)	Serv	Serv	Serv	Serv	Serv

Assets

Investments, at fair value(1),(2)	$6,997,533	$9,385,488	$19,917,928	$59,209,058	$58,266,647
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	37,528	3,978	—	188	394
Receivable for share redemptions	5,463	7,316	35,729	108,758	127,892

Total assets	7,040,524	9,396,782	19,953,657	59,318,004	58,394,933

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	5,462	7,317	14,483	47,185	43,227
Contract terminations	1	—	21,246	61,573	84,665
Payable for investments purchased	37,528	3,978	—	188	394

Total liabilities	42,991	11,295	35,729	108,946	128,286

Net assets applicable to contracts in accumulation period	6,976,963	9,159,820	19,734,557	59,176,812	58,005,835
Net assets applicable to contracts in payment period	19,840	224,778	183,371	31,530	260,812
Net assets applicable to seed money	730	889	—	716	—

Total net assets	$6,997,533	$9,385,487	$19,917,928	$59,209,058	$58,266,647

(1) Investment shares	547,538	764,291	2,388,241	1,754,862	1,423,916
(2) Investments, at cost	$7,061,111	$9,017,179	$12,671,918	$39,016,768	$50,896,715

	Lazard Ret	MFS Inv	MFS	MFS	MS UIF Global
	Global Dyn MA,	Gro Stock,	New Dis,	Utilities,	Real Est,
Dec. 31, 2013 (continued)	Serv	Serv Cl	Serv Cl	Serv Cl	Cl II

Assets

Investments, at fair value(1),(2)	$5,819,949	$82,993,521	$64,507,702	$257,426,088	$63,190,597
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	20,897	24,507	2,297	318,521	60,600
Receivable for share redemptions	569,104	88,177	59,737	223,714	75,287

Total assets	6,409,950	83,106,205	64,569,736	257,968,323	63,326,484

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	5,170	63,987	48,395	204,351	50,498
Contract terminations	563,934	24,190	11,342	19,364	24,789
Payable for investments purchased	20,897	24,507	2,297	318,521	60,600

Total liabilities	590,001	112,684	62,034	542,236	135,887

Net assets applicable to contracts in accumulation period	5,818,965	82,819,866	64,383,839	256,995,245	63,018,301
Net assets applicable to contracts in payment period	—	173,655	123,863	430,458	172,296
Net assets applicable to seed money	984	—	—	384	—

Total net assets	$5,819,949	$82,993,521	$64,507,702	$257,426,087	$63,190,597

(1) Investment shares	473,167	5,547,695	3,068,873	8,180,047	6,758,353
(2) Investments, at cost	$5,637,181	$56,586,283	$44,486,335	$205,271,741	$58,274,933

See accompanying notes to financial statements.

8  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

Statements of Assets and Liabilities

	MS UIF	NB AMT	Oppen	Oppen Global	Oppen Main St
	Mid Cap Gro,	Intl Eq,	Global VA,	Strategic Inc VA,	Sm Cap VA,
Dec. 31, 2013 (continued)	Cl II	Cl S	Serv	Srv	Serv

Assets

Investments, at fair value(1),(2)	$49,578,317	$20,121,038	$114,932,532	$631,310,800	$85,904,690
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	5,556	10,820	46,420	107,491	31,413
Receivable for share redemptions	74,392	16,142	112,790	858,891	98,585

Total assets	49,658,265	20,148,000	115,091,742	632,277,182	86,034,688

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	39,961	15,803	91,935	506,641	69,332
Contract terminations	34,431	339	20,855	352,250	29,253
Payable for investments purchased	5,556	10,820	46,420	107,491	31,413

Total liabilities	79,948	26,962	159,210	966,382	129,998

Net assets applicable to contracts in accumulation period	49,503,454	20,100,205	114,603,072	629,506,011	85,801,871
Net assets applicable to contracts in payment period	74,449	20,833	328,456	1,804,141	102,374
Net assets applicable to seed money	414	—	1,004	648	445

Total net assets	$49,578,317	$20,121,038	$114,932,532	$631,310,800	$85,904,690

(1) Investment shares	3,479,180	1,743,591	2,839,944	114,783,782	3,120,403
(2) Investments, at cost	$39,148,992	$18,006,619	$86,261,917	$609,715,296	$54,878,044

		PIMCO
	PIMCO	VIT Glb MA	PIMCO VIT	Put VT	Put VT
	VIT All Asset,	Man Alloc,	Tot Return,	Global Hlth Care,	Intl Eq,
Dec. 31, 2013 (continued)	Advisor Cl	Adv Cl	Advisor Cl	Cl IB	Cl IB

Assets

Investments, at fair value(1),(2)	$222,702,641	$4,991,472	$7,896,999	$24,736,521	$22,119,749
Dividends receivable	—	—	33,225	—	—
Accounts receivable from RiverSource Life for contract purchase payments	107,161	11,276	11,040	6,582	1,979
Receivable for share redemptions	419,830	4,717	6,614	23,148	35,983

Total assets	223,229,632	5,007,465	7,947,878	24,766,251	22,157,711

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	185,534	4,498	6,614	18,420	16,589
Contract terminations	234,296	219	—	4,728	19,394
Payable for investments purchased	107,161	11,276	44,265	6,582	1,979

Total liabilities	526,991	15,993	50,879	29,730	37,962

Net assets applicable to contracts in accumulation period	221,642,587	4,990,908	7,872,674	24,684,183	22,086,497
Net assets applicable to contracts in payment period	1,059,740	—	—	52,338	33,252
Net assets applicable to seed money	314	564	24,325	—	—

Total net assets	$222,702,641	$4,991,472	$7,896,999	$24,736,521	$22,119,749

(1) Investment shares	20,282,572	438,618	719,217	1,415,133	1,547,918
(2) Investments, at cost	$225,327,436	$5,405,935	$8,086,558	$17,090,307	$20,284,132

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  9

Statements of Assets and Liabilities

	Put VT	VanEck VIP	VP	VP	VP AQR Man
	Multi-Cap Gro,	Global Gold,	Aggr,	Aggr,	Fut Strategy,
Dec. 31, 2013 (continued)	Cl IB	Cl S	Cl 2	Cl 4	Cl 2

Assets

Investments, at fair value(1),(2)	$29,282,832	$3,278,475	$1,175,116,378	$1,626,306,194	$6,704,287
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	5,243	85,329	1,803	18,955
Receivable for share redemptions	115,818	2,538	—	—	—

Total assets	29,398,650	3,286,256	1,175,201,707	1,626,307,997	6,723,242

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	21,488	2,538	989,261	1,322,395	5,102
Contract terminations	94,330	—	1,142,291	2,165,995	156
Payable for investments purchased	—	5,243	—	—	—

Total liabilities	115,818	7,781	2,131,552	3,488,390	5,258

Net assets applicable to contracts in accumulation period	29,180,265	3,277,952	1,172,821,071	1,622,819,607	6,717,074
Net assets applicable to contracts in payment period	102,567	—	249,048	—	—
Net assets applicable to seed money	—	523	36	—	910

Total net assets	$29,282,832	$3,278,475	$1,173,070,155	$1,622,819,607	$6,717,984

(1) Investment shares	961,038	478,609	78,236,776	108,132,061	619,620
(2) Investments, at cost	$17,530,023	$3,846,988	$922,791,277	$1,102,709,137	$6,460,454

				VP GS
	VP BR Gl	VP	VP	Commodity	VP
	Infl Prot Sec,	Conserv,	Conserv,	Strategy,	Mod,
Dec. 31, 2013 (continued)	Cl 3	Cl 2	Cl 4	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$164,618,543	$679,417,990	$1,125,302,606	$1,508,533	$6,949,099,165
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	78,777	336,341	82,000	741	1,269,072
Receivable for share redemptions	—	—	—	—	—

Total assets	164,697,320	679,754,331	1,125,384,606	1,509,274	6,950,368,237

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	131,363	631,735	978,032	1,181	6,083,544
Contract terminations	114,988	240,223	760,185	—	2,501,543
Payable for investments purchased	—	—	—	—	—

Total liabilities	246,351	871,958	1,738,217	1,181	8,585,087

Net assets applicable to contracts in accumulation period	164,318,434	678,688,568	1,123,646,389	1,507,383	6,940,214,189
Net assets applicable to contracts in payment period	132,535	193,794	—	—	1,568,949
Net assets applicable to seed money	—	11	—	710	12

Total net assets	$164,450,969	$678,882,373	$1,123,646,389	$1,508,093	$6,941,783,150

(1) Investment shares	18,856,649	56,523,959	93,697,136	176,231	509,838,530
(2) Investments, at cost	$178,732,030	$623,772,339	$979,213,651	$1,531,733	$5,730,170,427

See accompanying notes to financial statements.

10  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

Statements of Assets and Liabilities

	VP	VP	VP	VP Mod	VP Mod
	Mod,	Mod Aggr,	Mod Aggr,	Conserv,	Conserv,
Dec. 31, 2013 (continued)	Cl 4	Cl 2	Cl 4	Cl 2	Cl 4

Assets

Investments, at fair value(1),(2)	$11,685,829,210	$4,202,088,910	$5,956,295,743	$1,707,816,888	$2,947,097,641
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	32,254	525,336	3,090	128,713	13,774
Receivable for share redemptions	—	—	—	—	—

Total assets	11,685,861,464	4,202,614,246	5,956,298,833	1,707,945,601	2,947,111,415

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	9,638,232	3,583,588	4,884,625	1,534,670	2,495,902
Contract terminations	5,162,988	3,734,000	6,271,698	1,447,612	3,967,762
Payable for investments purchased	—	—	—	—	—

Total liabilities	14,801,220	7,317,588	11,156,323	2,982,282	6,463,664

Net assets applicable to contracts in accumulation period	11,671,060,244	4,193,087,822	5,945,142,510	1,704,597,120	2,940,647,751
Net assets applicable to contracts in payment period	—	2,208,824	—	366,188	—
Net assets applicable to seed money	—	12	—	11	—

Total net assets	$11,671,060,244	$4,195,296,658	$5,945,142,510	$1,704,963,319	$2,940,647,751

(1) Investment shares	856,104,704	292,420,940	413,919,093	133,631,994	230,062,267
(2) Investments, at cost	$8,595,504,431	$3,353,724,389	$4,148,709,329	$1,481,979,365	$2,346,819,601

	VP Ptnrs	VP Pyrford	VP Sit	VP Vty
	Sm Cap Val,	Intl Eq,	Divd Gro,	Estb Val,	Wanger
Dec. 31, 2013 (continued)	Cl 3	Cl 2	Cl 3	Cl 3	Intl

Assets

Investments, at fair value(1),(2)	$147,373,093	$797,405	$46,158,516	$18,012,204	$342,949,976
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	4,612	21,756	11,024	12,002	1,315
Receivable for share redemptions	—	—	—	—	—

Total assets	147,377,705	819,161	46,169,540	18,024,206	342,951,291

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	111,697	664	36,348	13,808	263,740
Contract terminations	71,883	—	44,599	13,804	139,605
Payable for investments purchased	—	—	—	—	—

Total liabilities	183,580	664	80,947	27,612	403,345

Net assets applicable to contracts in accumulation period	146,676,387	817,482	46,023,501	17,971,069	341,991,464
Net assets applicable to contracts in payment period	517,738	—	65,092	25,525	556,482
Net assets applicable to seed money	—	1,015	—	—	—

Total net assets	$147,194,125	$818,497	$46,088,593	$17,996,594	$342,547,946

(1) Investment shares	6,605,697	75,799	3,369,235	1,083,115	9,926,193
(2) Investments, at cost	$ 85,472,899	$766,200	$30,499,246	$12,207,630	$265,558,577

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  11

Statements of Assets and Liabilities

		WF Adv VT	WF Adv	WF Adv	WF Adv VT
	Wanger	Index Asset Alloc,	VT Intl Eq,	VT Opp,	Sm Cap Gro,
Dec. 31, 2013 (continued)	USA	Cl 2	Cl 2	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$392,288,094	$29,124,911	$48,585,588	$72,778,020	$84,690,225
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	1,796	993	9,130	158,152
Receivable for share redemptions	—	53,093	69,029	75,061	80,425

Total assets	392,288,094	29,179,800	48,655,610	72,862,211	84,928,802

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	299,955	22,002	38,208	58,155	67,610
Contract terminations	230,029	31,090	30,822	16,906	12,815
Payable for investments purchased	—	1,796	993	9,130	158,152

Total liabilities	529,984	54,888	70,023	84,191	238,577

Net assets applicable to contracts in accumulation period	391,081,065	28,866,024	48,429,518	72,582,804	84,611,841
Net assets applicable to contracts in payment period	677,045	258,888	156,069	194,796	77,826
Net assets applicable to seed money	—	—	—	420	558

Total net assets	$391,758,110	$29,124,912	$48,585,587	$72,778,020	$84,690,225

(1) Investment shares	9,537,761	1,837,534	8,833,743	2,783,098	7,548,148
(2) Investments, at cost	$272,158,244	$22,884,381	$40,987,855	$49,208,916	$57,768,978

					WA Var Global
					Hi Yd Bond,
Dec. 31, 2013 (continued)					Cl II

Assets

Investments, at fair value(1),(2)					$3,051,408
Dividends receivable					—
Accounts receivable from RiverSource Life for contract purchase payments					8,232
Receivable for share redemptions					50,507

Total assets					3,110,147

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee					2,527
Contract terminations					47,981
Payable for investments purchased					8,232

Total liabilities					58,740

Net assets applicable to contracts in accumulation period					3,050,582
Net assets applicable to contracts in payment period					—
Net assets applicable to seed money					825

Total net assets					$3,051,407

(1) Investment shares					367,639
(2) Investments, at cost					$3,151,345

See accompanying notes to financial statements.

12  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

Statements of Operations

	AB VPS Dyn	AB VPS Global	AB VPS	AB VPS	ALPS Alerian
	Asset Alloc,	Thematic Gro,	Gro & Inc,	Intl Val,	Engy Infr,
Period ended Dec. 31, 2013	Cl B(1)	Cl B	Cl B	Cl B	Class III(2)

Investment income

Dividend income	$ 3,092	$ 1,862	$ 1,304,503	$12,483,106	$ —
Variable account expenses	11,788	78,508	997,208	1,885,465	48,749

Investment income (loss) — net	(8,696)	(76,646)	307,295	10,597,641	(48,749)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	195,716	2,571,808	21,481,305	42,580,719	357,662
Cost of investments sold	192,518	2,326,972	18,442,350	48,877,167	351,601

Net realized gain (loss) on sales of investments	3,198	244,836	3,038,955	(6,296,448)	6,061
Distributions from capital gains	4,265	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	138,401	1,529,175	29,572,184	38,265,538	1,176,181

Net gain (loss) on investments	145,864	1,774,011	32,611,139	31,969,090	1,182,242

Net increase (decrease) in net assets resulting from operations	$137,168	$1,697,365	$32,918,434	$42,566,731	$1,133,493

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.
(2) For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.

	AC VP	AC VP	AC VP	AC VP	BlackRock
	Intl,	Mid Cap Val,	Ultra,	Val,	Global Alloc,
Year ended Dec. 31, 2013 (continued)	Cl II	Cl II	Cl II	Cl II	Cl III

Investment income

Dividend income	$ 627,945	$ 509,326	$ 114,045	$ 3,190,588	$ 475,678
Variable account expenses	339,610	447,457	247,338	1,931,476	260,153

Investment income (loss) — net	288,335	61,869	(133,293)	1,259,112	215,525

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	7,430,165	11,362,655	6,878,677	31,010,638	2,840,328
Cost of investments sold	5,708,097	9,066,051	5,298,265	27,630,821	2,711,366

Net realized gain (loss) on sales of investments	1,722,068	2,296,604	1,580,412	3,379,817	128,962
Distributions from capital gains	—	676,647	—	—	1,787,353
Net change in unrealized appreciation or depreciation of investments	5,655,406	8,866,133	7,029,182	50,952,298	1,306,220

Net gain (loss) on investments	7,377,474	11,839,384	8,609,594	54,332,115	3,222,535

Net increase (decrease) in net assets resulting from operations	$7,665,809	$11,901,253	$8,476,301	$55,591,227	$3,438,060

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  13

Statements of Operations

	Calvert	Col VP	Col VP	Col VP Commodity	Col VP
	VP SRI	Bal,	Cash Mgmt,	Strategy,	Contrarian Core,
Period ended Dec. 31, 2013 (continued)	Bal	Cl 3	Cl 3	Cl 2(1)	Cl 2(2)

Investment income

Dividend income	$ 264,604	$ —	$26,771	$ —	$ —
Variable account expenses	212,598	2,333,038	2,490,501	2,208	24,539

Investment income (loss) — net	52,006	(2,333,038)	(2,463,730)	(2,208)	(24,539)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	3,878,850	33,504,685	126,977,953	54,288	361,644
Cost of investments sold	3,352,212	26,770,348	126,953,315	55,747	355,522

Net realized gain (loss) on sales of investments	526,638	6,734,337	24,638	(1,459)	6,122
Distributions from capital gains	2,232,106	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,122,432	38,097,340	(24,636)	(9,715)	751,767

Net gain (loss) on investments	3,881,176	44,831,677	2	(11,174)	757,889

Net increase (decrease) in net assets resulting from operations	$3,933,182	$42,498,639	$(2,463,728)	$(13,382)	$733,350

(1) For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.
(2) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

	Col VP	Col VP	Col VP	Col VP Emerg	Col VP
	Core Bond,	Div Bond,	Divd Opp,	Mkts Bond,	Emer Mkts,
Period ended Dec. 31, 2013 (continued)	Cl 2(1)	Cl 3	Cl 3	Cl 2(2)	Cl 3

Investment income

Dividend income	$ —	$ 36,988,717	$—	$ 95,478	$ 1,438,192
Variable account expenses	5,290	7,633,342	6,958,770	12,661	2,336,901

Investment income (loss) — net	(5,290)	29,355,375	(6,958,770)	82,817	(898,709)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	245,329	332,565,587	108,602,252	438,076	46,654,270
Cost of investments sold	247,155	331,551,801	80,758,679	463,073	39,041,030

Net realized gain (loss) on sales of investments	(1,826)	1,013,786	27,843,573	(24,997)	7,613,240
Distributions from capital gains	—	36,977,380	—	7,349	—
Net change in unrealized appreciation or depreciation of investments	(7,738)	(95,984,220)	151,065,108	(166,807)	(14,182,807)

Net gain (loss) on investments	(9,564)	(57,993,054)	178,908,681	(184,455)	(6,569,567)

Net increase (decrease) in net assets resulting from operations	$(14,854)	$ (28,637,679)	$171,949,911	$(101,638)	$ (7,468,276)

(1) For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.
(2) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

14  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

Statements of Operations

	Col VP	Col VP	Col VP	Col VP	Col VP
	Global Bond,	Hi Yield Bond,	Inc Opp,	Intl Opp,	Lg Cap Gro,
Year ended Dec. 31, 2013 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

Investment income

Dividend income	$ 16,302,857	$28,667,605	$ 26,878,519	$ 1,662,419	$ —
Variable account expenses	2,530,594	4,044,493	1,839,006	1,034,921	1,127,277

Investment income (loss) — net	13,772,263	24,623,112	25,039,513	627,498	(1,127,277)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	86,069,911	84,715,750	58,906,731	17,566,490	21,912,431
Cost of investments sold	86,367,442	77,627,744	62,512,397	14,458,546	18,203,567

Net realized gain (loss) on sales of investments	(297,531)	7,088,006	(3,605,666)	3,107,944	3,708,864
Distributions from capital gains	1,883,835	—	19,784,265	—	—
Net change in unrealized appreciation or depreciation of investments	(40,779,168)	(9,897,196)	(33,277,189)	15,527,523	31,204,096

Net gain (loss) on investments	(39,192,864)	(2,809,190)	(17,098,590)	18,635,467	34,912,960

Net increase (decrease) in net assets resulting from operations	$(25,420,601)	$21,813,922	$ 7,940,923	$19,262,965	$33,785,683

			Col VP	Col VP	Col VP
	Col VP	Col VP	Marsico	Mid Cap	Mid Cap
	Lg Core Quan,	Marsico Gro,	Intl Opp,	Gro Opp,	Val Opp,
Year ended Dec. 31, 2013 (continued)	Cl 3	Cl 1	Cl 2	Cl 3	Cl 3

Investment income

Dividend income	$ —	$ 416,164	$ 194,558	$ —	$ —
Variable account expenses	3,920,034	1,583,408	420,853	901,220	803,163

Investment income (loss) — net	(3,920,034)	(1,167,244)	(226,295)	(901,220)	(803,163)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	68,990,320	38,418,270	9,479,832	16,468,179	14,186,014
Cost of investments sold	57,386,127	25,869,490	10,780,617	11,969,162	11,583,061

Net realized gain (loss) on sales of investments	11,604,193	12,548,780	(1,300,785)	4,499,017	2,602,953
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	104,594,461	40,862,066	9,642,440	20,306,023	25,759,693

Net gain (loss) on investments	116,198,654	53,410,846	8,341,655	24,805,040	28,362,646

Net increase (decrease) in net assets resulting from operations	$112,278,620	$52,243,602	$8,115,360	$23,903,820	$27,559,483

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  15

Statements of Operations

	Col VP Multi-	Col VP	Col VP Select	Col VP Select	Col VP
	Strategy Alt,	S&P 500,	Lg Cap Val,	Sm Cap Val,	US Govt Mtge,
Period ended Dec. 31, 2013 (continued)	Cl 2(1)	Cl 3	Cl 3	Cl 3	Cl 3

Investment income

Dividend income	$ —	$ —	$ —	$ —	$ 1,190,044
Variable account expenses	16,816	1,373,676	314,031	496,640	1,702,554

Investment income (loss) — net	(16,816)	(1,373,676)	(314,031)	(496,640)	(512,510)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	449,030	24,873,327	4,626,172	9,249,647	85,401,386
Cost of investments sold	459,899	17,450,356	3,484,850	7,096,021	85,246,431

Net realized gain (loss) on sales of investments	(10,869)	7,422,971	1,141,322	2,153,626	154,955
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(45,988)	34,911,100	9,881,678	20,129,945	(5,357,564)

Net gain (loss) on investments	(56,857)	42,334,071	11,023,000	22,283,571	(5,202,609)

Net increase (decrease) in net assets resulting from operations	$(73,673)	$40,960,395	$10,708,969	$21,786,931	$ (5,715,119)

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

	CS	DWS Alt Asset	EV VT	Fid VIP	Fid VIP
	Commodity	Alloc VIP,	Floating-Rate	Contrafund,	Gro & Inc,
Year ended Dec. 31, 2013 (continued)	Return	Cl B	Inc	Serv Cl 2	Serv Cl 2

Investment income

Dividend income	$ —	$ 258,153	$10,063,959	$ 3,858,375	$ 2,326,546
Variable account expenses	556,902	158,080	2,641,018	4,278,160	1,242,187

Investment income (loss) — net	(556,902)	100,073	7,422,941	(419,785)	1,084,359

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	17,000,770	2,459,341	19,656,361	63,899,342	25,675,100
Cost of investments sold	23,971,249	2,470,905	19,283,385	55,660,905	19,449,055

Net realized gain (loss) on sales of investments	(6,970,479)	(11,564)	372,976	8,238,437	6,226,045
Distributions from capital gains	—	—	1,776,599	135,118	—
Net change in unrealized appreciation or depreciation of investments	(2,323)	(108,116)	(1,496,327)	114,220,805	32,942,380

Net gain (loss) on investments	(6,972,802)	(119,680)	653,248	122,594,360	39,168,425

Net increase (decrease) in net assets resulting from operations	$(7,529,704)	$ (19,607)	$ 8,076,189	$122,174,575	$40,252,784

See accompanying notes to financial statements.

16  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

Statements of Operations

	Fid VIP	Fid VIP	Fid VIP	FTVIPT Frank	FTVIPT
	Mid Cap,	Overseas,	Strategic Inc,	Global Real Est,	Frank Inc,
Period ended Dec. 31, 2013 (continued)	Serv Cl 2	Serv Cl 2	Serv Cl 2(1)	Cl 2	Cl 2(1)

Investment income

Dividend income	$ 1,417,388	$ 927,582	$ 479,581	$ 7,214,640	$ 64,035
Variable account expenses	4,688,157	740,566	44,615	1,366,134	42,326

Investment income (loss) — net	(3,270,769)	187,016	434,966	5,848,506	21,709

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	89,003,401	13,269,238	708,088	19,915,977	287,373
Cost of investments sold	70,571,829	12,523,957	714,438	25,995,830	285,737

Net realized gain (loss) on sales of investments	18,431,572	745,281	(6,350)	(6,079,853)	1,636
Distributions from capital gains	68,209,028	319,700	99,044	—	—
Net change in unrealized appreciation or depreciation of investments	74,471,565	20,423,228	(474,877)	2,615,119	598,147

Net gain (loss) on investments	161,112,165	21,488,209	(382,183)	(3,464,734)	599,783

Net increase (decrease) in net assets resulting from operations	$157,841,396	$21,675,225	$ 52,783	$ 2,383,772	$621,492

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

	FTVIPT Frank	FTVIPT Frank	FTVIPT Temp	GS VIT	GS VIT U.S.
	Sm Cap Val,	Mutual Shares,	Global Bond,	Mid Cap Val,	Eq Insights,
Period ended Dec. 31, 2013 (continued)	Cl 2	Cl 2	Cl 2(1)	Inst	Inst

Investment income

Dividend income	$ 2,082,773	$ 3,009,574	$163,795	$ 2,022,109	$ 1,622,536
Variable account expenses	1,423,282	1,335,696	59,569	2,127,332	1,277,443

Investment income (loss) — net	659,491	1,673,878	104,226	(105,223)	345,093

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	25,679,233	23,575,453	467,685	46,947,194	27,925,313
Cost of investments sold	17,234,393	20,310,577	478,035	37,044,011	22,967,972

Net realized gain (loss) on sales of investments	8,444,840	3,264,876	(10,350)	9,903,183	4,957,341
Distributions from capital gains	2,687,888	—	42,290	19,511,061	—
Net change in unrealized appreciation or depreciation of investments	36,435,313	29,916,683	76,408	39,019,559	40,301,644

Net gain (loss) on investments	47,568,041	33,181,559	108,348	68,433,803	45,258,985

Net increase (decrease) in net assets resulting from operations	$48,227,532	$34,855,437	$212,574	$68,328,580	$45,604,078

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  17

Statements of Operations

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Am Fran,	Bal Risk Alloc,	Comstock,	Div Divd,	Global Hlth,
Period ended Dec. 31, 2013 (continued)	Ser II	Ser II(1)	Ser II	Ser I	Ser II

Investment income

Dividend income	$ 204,686	$ 220,983	$ 3,201,072	$ 492,961	$ 204,222
Variable account expenses	713,348	82,064	1,987,468	177,252	325,697

Investment income (loss) — net	(508,662)	138,919	1,213,604	315,709	(121,475)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	20,303,738	760,823	45,233,965	3,346,624	4,465,245
Cost of investments sold	17,391,813	774,403	35,638,182	2,742,438	3,295,654

Net realized gain (loss) on sales of investments	2,911,925	(13,580)	9,595,783	604,186	1,169,591
Distributions from capital gains	—	419,424	—	—	—
Net change in unrealized appreciation or depreciation of investments	25,034,019	(384,289)	55,789,182	4,373,559	10,402,153

Net gain (loss) on investments	27,945,944	21,555	65,384,965	4,977,745	11,571,744

Net increase (decrease) in net assets resulting from operations	$27,437,282	$ 160,474	$66,598,569	$5,293,454	$11,450,269

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Ivy VIP
	Intl Gro,	Mid Cap Gro,	Mid Cap Gro,	Tech,	Asset
Period ended Dec. 31, 2013 (continued)	Ser II	Ser I	Ser II	Ser I	Strategy(1)

Investment income

Dividend income	$ 998,213	$ 66,802	$ 48,427	$ —	$ 9,607
Variable account expenses	859,557	138,119	197,793	218,907	65,637

Investment income (loss) — net	138,656	(71,317)	(149,366)	(218,907)	(56,030)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	15,491,706	3,044,110	4,176,830	5,960,334	568,588
Cost of investments sold	12,898,545	2,651,675	3,681,734	4,248,312	548,065

Net realized gain (loss) on sales of investments	2,593,161	392,435	495,096	1,712,022	20,523
Distributions from capital gains	—	—	—	2,142,871	—
Net change in unrealized appreciation or depreciation of investments	13,080,964	4,672,641	6,400,105	2,064,732	2,145,422

Net gain (loss) on investments	15,674,125	5,065,076	6,895,201	5,919,625	2,165,945

Net increase (decrease) in net assets resulting from operations	$15,812,781	$4,993,759	$6,745,835	$5,700,718	$2,109,915

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

18  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

Statements of Operations

	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen
	Flex Bond,	Gbl Alloc Mod,	Global Tech,	Janus,	Overseas,
Period ended Dec. 31, 2013 (continued)	Serv(1)	Serv	Serv	Serv	Serv

Investment income

Dividend income	$110,395	$ 118,957	$ —	$ 375,773	$1,821,863
Variable account expenses	21,306	43,517	149,080	521,186	508,712

Investment income (loss) — net	89,089	75,440	(149,080)	(145,413)	1,313,151

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	663,435	1,312,896	3,544,333	14,726,696	18,325,038
Cost of investments sold	670,932	1,262,014	2,665,639	11,064,680	17,273,584

Net realized gain (loss) on sales of investments	(7,497)	50,882	878,694	3,662,016	1,051,454
Distributions from capital gains	—	104,154	—	—	—
Net change in unrealized appreciation or depreciation of investments	(63,578)	359,780	4,567,217	11,051,841	5,017,085

Net gain (loss) on investments	(71,075)	514,816	5,445,911	14,713,857	6,068,539

Net increase (decrease) in net assets resulting from operations	$ 18,014	$ 590,256	$5,296,831	$14,568,444	$7,381,690

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

	Lazard Ret	MFS Inv	MFS	MFS	MS UIF Global
	Global Dyn MA,	Gro Stock,	New Dis,	Utilities,	Real Est,
Period ended Dec. 31, 2013 (continued)	Serv(1)	Serv Cl	Serv Cl	Serv Cl	Cl II

Investment income

Dividend income	$ 17,908	$ 323,578	$ —	$ 5,313,547	$2,434,727
Variable account expenses	14,979	680,552	511,393	2,286,398	602,206

Investment income (loss) — net	2,929	(356,974)	(511,393)	3,027,149	1,832,521

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	663,241	13,724,340	10,692,477	42,741,594	10,830,053
Cost of investments sold	644,550	10,225,420	8,554,120	35,300,090	9,683,652

Net realized gain (loss) on sales of investments	18,691	3,498,920	2,138,357	7,441,504	1,146,401
Distributions from capital gains	126,201	2,431,708	506,974	4,728,311	—
Net change in unrealized appreciation or depreciation of investments	182,768	14,079,074	17,685,063	28,572,954	(1,817,232)

Net gain (loss) on investments	327,660	20,009,702	20,330,394	40,742,769	(670,831)

Net increase (decrease) in net assets resulting from operations	$330,589	$19,652,728	$19,819,001	$43,769,918	$1,161,690

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  19

Statements of Operations

	MS UIF	NB AMT	Oppen	Oppen Global	Oppen Main St
	Mid Cap Gro,	Intl Eq,	Global VA,	Strategic Inc VA,	Sm Cap VA,
Year ended Dec. 31, 2013 (continued)	Cl II	Cl S	Serv	Srv	Serv

Investment income

Dividend income	$ 105,598	$ 257,901	$ 1,194,540	$ 35,724,017	$ 522,820
Variable account expenses	412,969	166,820	934,805	6,723,090	691,734

Investment income (loss) — net	(307,371)	91,081	259,735	29,000,927	(168,914)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	13,166,423	4,006,925	12,956,989	199,686,986	10,766,639
Cost of investments sold	12,166,638	3,842,310	10,785,028	190,734,900	7,697,471

Net realized gain (loss) on sales of investments	999,785	164,615	2,171,961	8,952,086	3,069,168
Distributions from capital gains	998,098	—	—	—	902,579
Net change in unrealized appreciation or depreciation of investments	12,205,683	2,640,482	21,113,309	(48,484,091)	20,469,788

Net gain (loss) on investments	14,203,566	2,805,097	23,285,270	(39,532,005)	24,441,535

Net increase (decrease) in net assets resulting from operations	$13,896,195	$2,896,178	$23,545,005	$(10,531,078)	$24,272,621

		PIMCO
	PIMCO	VIT Glb MA	PIMCO VIT	Put VT	Put VT
	VIT All Asset,	Man Alloc,	Tot Return,	Global Hlth Care,	Intl Eq,
Period ended Dec. 31, 2013 (continued)	Advisor Cl	Adv Cl	Advisor Cl(1)	Cl IB	Cl IB

Investment income

Dividend income	$ 11,477,806	$ 156,041	$ 80,594	$ 237,403	$ 312,469
Variable account expenses	2,552,258	47,866	33,934	186,235	181,448

Investment income (loss) — net	8,925,548	108,175	46,660	51,168	131,021

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	93,601,952	1,772,983	642,256	3,567,153	4,848,456
Cost of investments sold	92,963,354	1,874,528	652,638	2,809,616	5,086,015

Net realized gain (loss) on sales of investments	638,598	(101,545)	(10,382)	757,537	(237,559)
Distributions from capital gains	—	—	66,299	677,091	—
Net change in unrealized appreciation or depreciation of investments	(12,846,542)	(471,287)	(189,559)	5,794,808	5,201,778

Net gain (loss) on investments	(12,207,944)	(572,832)	(133,642)	7,229,436	4,964,219

Net increase (decrease) in net assets resulting from operations	$ (3,282,396)	$ (464,657)	$ (86,982)	$7,280,604	$5,095,240

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

20  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

Statements of Operations

	Put VT	VanEck VIP	VP	VP	VP AQR Man
	Multi-Cap Gro,	Global Gold,	Aggr,	Aggr,	Fut Strategy,
Period ended Dec. 31, 2013 (continued)	Cl IB	Cl S(1)	Cl 2	Cl 4	Cl 2(1)

Investment income

Dividend income	$ 136,350	$ —	$ —	$ —	$ 43,402
Variable account expenses	223,744	12,745	9,597,921	14,588,130	17,213

Investment income (loss) — net	(87,394)	(12,745)	(9,597,921)	(14,588,130)	26,189

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	4,266,213	202,899	97,238,061	327,325,727	235,922
Cost of investments sold	2,988,796	212,371	81,108,650	233,453,545	240,800

Net realized gain (loss) on sales of investments	1,277,417	(9,472)	16,129,411	93,872,182	(4,878)
Distributions from capital gains	—	—	—	—	9,469
Net change in unrealized appreciation or depreciation of investments	6,908,530	(568,513)	172,244,616	207,777,282	243,833

Net gain (loss) on investments	8,185,947	(577,985)	188,374,027	301,649,464	248,424

Net increase (decrease) in net assets resulting from operations	$8,098,553	$(590,730)	$178,776,106	$287,061,334	$274,613

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

				VP GS
	VP BR Gl	VP	VP	Commodity	VP
	Infl Prot Sec,	Conserv,	Conserv,	Strategy,	Mod,
Period ended Dec. 31, 2013 (continued)	Cl 3	Cl 2	Cl 4	Cl 2(1)	Cl 2

Investment income

Dividend income	$ —	$ —	$ —	$ —	$ —
Variable account expenses	1,911,075	8,769,729	14,866,564	4,837	65,568,776

Investment income (loss) — net	(1,911,075)	(8,769,729)	(14,866,564)	(4,837)	(65,568,776)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	85,693,544	419,422,790	875,440,145	127,515	507,813,519
Cost of investments sold	89,494,843	389,536,489	773,611,877	131,069	434,484,477

Net realized gain (loss) on sales of investments	(3,801,299)	29,886,301	101,828,268	(3,554)	73,329,042
Distributions from capital gains	7,208,244	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(15,151,001)	(4,356,385)	(55,471,345)	(23,200)	632,330,334

Net gain (loss) on investments	(11,744,056)	25,529,916	46,356,923	(26,754)	705,659,376

Net increase (decrease) in net assets resulting from operations	$(13,655,131)	$ 16,760,187	$ 31,490,359	$ (31,591)	$640,090,600

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  21

Statements of Operations

	VP	VP	VP	VP Mod	VP Mod
	Mod,	Mod Aggr,	Mod Aggr,	Conserv,	Conserv,
Year ended Dec. 31, 2013 (continued)	Cl 4	Cl 2	Cl 4	Cl 2	Cl 4

Investment income

Dividend income	$ —	$ —	$ —	$ —	$ —
Variable account expenses	107,059,588	36,880,735	56,926,863	19,048,913	32,316,791

Investment income (loss) — net	(107,059,588)	(36,880,735)	(56,926,863)	(19,048,913)	(32,316,791)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	942,105,222	287,868,317	1,185,560,643	572,862,323	1,002,896,863
Cost of investments sold	717,715,927	240,405,806	859,150,056	510,258,541	822,887,818

Net realized gain (loss) on sales of investments	224,389,295	47,462,511	326,410,587	62,603,782	180,009,045
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,010,995,692	518,229,728	598,261,192	66,578,931	50,632,841

Net gain (loss) on investments	1,235,384,987	565,692,239	924,671,779	129,182,713	230,641,886

Net increase (decrease) in net assets resulting from operations	$1,128,325,399	$528,811,504	$ 867,744,916	$110,133,800	$ 198,325,095

	VP Ptnrs	VP Pyrford	VP Sit	VP Vty
	Sm Cap Val,	Intl Eq,	Divd Gro,	Estb Val,	Wanger
Period ended Dec. 31, 2013 (continued)	Cl 3	Cl 2(1)	Cl 3	Cl 3	Intl

Investment income

Dividend income	$ —	$ 2,667	$ —	$ —	$ 8,560,541
Variable account expenses	1,246,358	2,537	394,178	141,787	2,885,139

Investment income (loss) — net	(1,246,358)	130	(394,178)	(141,787)	5,675,402

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	34,306,527	50,601	9,787,634	3,419,418	48,260,673
Cost of investments sold	22,742,389	50,430	7,057,194	2,600,087	38,911,822

Net realized gain (loss) on sales of investments	11,564,138	171	2,730,440	819,331	9,348,851
Distributions from capital gains	—	—	—	—	22,333,670
Net change in unrealized appreciation or depreciation of investments	31,342,340	31,205	8,169,469	4,043,201	26,225,119

Net gain (loss) on investments	42,906,478	31,376	10,899,909	4,862,532	57,907,640

Net increase (decrease) in net assets resulting from operations	$41,660,120	$31,506	$10,505,731	$4,720,745	$63,583,042

(1) For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

22  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

Statements of Operations

		WF Adv VT	WF Adv	WF Adv	WF Adv VT
	Wanger	Index Asset Alloc,	VT Intl Eq,	VT Opp,	Sm Cap Gro,
Year ended Dec. 31, 2013 (continued)	USA	Cl 2	Cl 2	Cl 2	Cl 2

Investment income

Dividend income	$ 506,768	$ 481,414	$ 1,040,551	$ 138,705	$ —
Variable account expenses	3,235,641	252,151	434,217	636,759	666,116

Investment income (loss) — net	(2,728,873)	229,263	606,334	(498,054)	(666,116)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	64,020,262	6,311,213	10,960,632	15,904,776	15,094,235
Cost of investments sold	48,233,865	5,236,162	9,715,674	12,141,939	11,983,447

Net realized gain (loss) on sales of investments	15,786,397	1,075,051	1,244,958	3,762,837	3,110,788
Distributions from capital gains	32,142,042	—	2,419,735	—	3,741,776
Net change in unrealized appreciation or depreciation of investments	58,853,478	3,741,002	4,001,060	14,771,841	22,342,123

Net gain (loss) on investments	106,781,917	4,816,053	7,665,753	18,534,678	29,194,687

Net increase (decrease) in net assets resulting from operations	$104,053,044	$5,045,316	$ 8,272,087	$18,036,624	$28,528,571

					WA Var Global
					Hi Yd Bond,
Period ended Dec. 31, 2013 (continued)					Cl II(1)

Investment income

Dividend income					$ 166,164
Variable account expenses					9,746

Investment income (loss) — net					156,418

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales					356,731
Cost of investments sold					362,204

Net realized gain (loss) on sales of investments					(5,473)
Distributions from capital gains					—
Net change in unrealized appreciation or depreciation of investments					(99,937)

Net gain (loss) on investments					(105,410)

Net increase (decrease) in net assets resulting from operations					$ 51,008

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  23

Statements of Changes in Net Assets

	AB VPS Dyn	AB VPS Global	AB VPS	AB VPS	ALPS Alerian
	Asset Alloc,	Thematic Gro,	Gro & Inc,	Intl Val,	Engy Infr,
Period ended Dec. 31, 2013	Cl B(2)	Cl B	Cl B	Cl B	Class III(3)

Operations

Investment income (loss) — net	$(8,696)	$(76,646)	$307,295	$10,597,641	$(48,749)
Net realized gain (loss) on sales of investments	3,198	244,836	3,038,955	(6,296,448)	6,061
Distributions from capital gains	4,265	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	138,401	1,529,175	29,572,184	38,265,538	1,176,181

Net increase (decrease) in net assets resulting from operations	137,168	1,697,365	32,918,434	42,566,731	1,133,493

Contract transactions

Contract purchase payments	522,743	155,314	1,195,645	3,353,092	1,528,007
Net transfers(1)	3,106,459	(497,873)	(4,347,596)	(16,129,395)	13,363,088
Transfers for policy loans	(4,890)	2,072	(7,923)	89,066	(1,598)
Adjustments to net assets allocated to contracts in payment period	—	(33,180)	(3,752)	(90,744)	—
Contract charges	(1,162)	(8,311)	(81,222)	(288,359)	(2,355)
Contract terminations:
Surrender benefits	(96,759)	(694,720)	(12,447,256)	(21,955,659)	(266,477)
Death benefits	—	(81,590)	(980,890)	(1,703,527)	(34,510)

Increase (decrease) from contract transactions	3,526,391	(1,158,288)	(16,672,994)	(36,725,526)	14,586,155

Net assets at beginning of year	—	8,574,701	105,999,693	215,932,578	—

Net assets at end of year	$3,663,559	$9,113,778	$122,245,133	$221,773,783	$15,719,648

Accumulation unit activity

Units outstanding at beginning of year	—	7,945,047	82,727,416	165,112,309	—
Contract purchase payments	510,864	134,664	800,489	2,748,176	1,537,068
Net transfers(1)	3,022,933	(452,281)	(2,921,203)	(10,905,446)	13,525,014
Transfers for policy loans	(4,638)	1,956	(4,718)	59,120	(1,650)
Contract charges	(1,126)	(7,179)	(54,384)	(194,228)	(2,380)
Contract terminations:
Surrender benefits	(92,197)	(596,576)	(8,249,596)	(14,539,859)	(263,560)
Death benefits	—	(69,182)	(661,085)	(1,245,210)	(35,161)

Units outstanding at end of year	3,435,836	6,956,449	71,636,919	141,034,862	14,759,331

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

(3)	For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

24  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	AC VP	AC VP	AC VP	AC VP	BlackRock
	Intl,	Mid Cap Val,	Ultra,	Val,	Global Alloc,
Year ended Dec. 31, 2013 (continued)	Cl II	Cl II	Cl II	Cl II	Cl III

Operations

Investment income (loss) — net	$288,335	$61,869	$(133,293)	$1,259,112	$215,525
Net realized gain (loss) on sales of investments	1,722,068	2,296,604	1,580,412	3,379,817	128,962
Distributions from capital gains	—	676,647	—	—	1,787,353
Net change in unrealized appreciation or depreciation of investments	5,655,406	8,866,133	7,029,182	50,952,298	1,306,220

Net increase (decrease) in net assets resulting from operations	7,665,809	11,901,253	8,476,301	55,591,227	3,438,060

Contract transactions

Contract purchase payments	535,801	624,489	376,086	6,147,947	7,191,735
Net transfers(1)	(347,778)	2,856,257	(1,777,389)	1,754,280	27,403,406
Transfers for policy loans	(1,612)	(4,580)	(1,357)	25,947	(27,752)
Adjustments to net assets allocated to contracts in payment period	(15,253)	(9,991)	(1,804)	4,820	468,512
Contract charges	(28,728)	(49,517)	(24,090)	(147,315)	(17,020)
Contract terminations:
Surrender benefits	(5,183,412)	(4,061,244)	(2,588,383)	(20,781,605)	(1,979,663)
Death benefits	(222,867)	(387,363)	(275,444)	(1,763,038)	(145,887)

Increase (decrease) from contract transactions	(5,263,849)	(1,031,949)	(4,292,381)	(14,758,964)	32,893,331

Net assets at beginning of year	39,227,630	41,208,208	26,222,211	189,719,984	11,367,882

Net assets at end of year	$41,629,590	$52,077,512	$30,406,131	$230,552,247	$47,699,273

Accumulation unit activity

Units outstanding at beginning of year	27,101,666	32,199,817	21,816,688	125,623,180	11,013,193
Contract purchase payments	336,628	407,412	268,329	3,823,352	6,542,925
Net transfers(1)	(196,631)	2,195,579	(1,361,672)	1,479,347	24,838,590
Transfers for policy loans	(1,132)	(2,448)	(1,808)	16,840	(24,883)
Contract charges	(18,333)	(33,551)	(17,607)	(83,215)	(15,370)
Contract terminations:
Surrender benefits	(3,368,259)	(2,832,678)	(1,889,000)	(11,440,459)	(1,780,051)
Death benefits	(144,054)	(272,627)	(195,618)	(1,054,585)	(130,167)

Units outstanding at end of year	23,709,885	31,661,504	18,619,312	118,364,460	40,444,237

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  25

Statements of Changes in Net Assets

	Calvert	Col VP	Col VP	Col VP Commodity	Col VP
	VP SRI	Bal,	Cash Mgmt,	Strategy,	Contrarian Core,
Period ended Dec. 31, 2013 (continued)	Bal	Cl 3	Cl 3	Cl 2(2)	Cl 2(3)

Operations

Investment income (loss) — net	$52,006	$(2,333,038)	$(2,463,730)	$(2,208)	$(24,539)
Net realized gain (loss) on sales of investments	526,638	6,734,337	24,638	(1,459)	6,122
Distributions from capital gains	2,232,106	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,122,432	38,097,340	(24,636)	(9,715)	751,767

Net increase (decrease) in net assets resulting from operations	3,933,182	42,498,639	(2,463,728)	(13,382)	733,350

Contract transactions

Contract purchase payments	579,807	6,515,204	15,413,432	119,880	1,112,616
Net transfers(1)	570,917	26,741,372	11,416,741	515,462	7,580,709
Transfers for policy loans	63,826	29,697	257,912	97	73
Adjustments to net assets allocated to contracts in payment period	(6,342)	(521,028)	(1,150,488)	—	—
Contract charges	(21,326)	(160,102)	(228,726)	(59)	(1,096)
Contract terminations:
Surrender benefits	(2,689,243)	(24,638,457)	(67,670,429)	(17,495)	(165,311)
Death benefits	(100,166)	(4,407,958)	(3,850,705)	(2,393)	(5,617)

Increase (decrease) from contract transactions	(1,602,527)	3,558,728	(45,812,263)	615,492	8,521,374

Net assets at beginning of year	24,109,219	211,945,417	295,326,830	—	—

Net assets at end of year	$26,439,874	$258,002,784	$247,050,839	$602,110	$9,254,724

Accumulation unit activity

Units outstanding at beginning of year	19,606,477	139,006,792	257,767,463	—	—
Contract purchase payments	427,948	4,385,638	14,073,229	126,374	989,883
Net transfers(1)	407,741	17,422,325	9,404,542	544,106	6,795,680
Transfers for policy loans	43,432	(10,362)	213,053	104	61
Contract charges	(16,092)	(95,930)	(200,269)	(63)	(962)
Contract terminations:
Surrender benefits	(2,033,859)	(14,904,832)	(59,182,414)	(18,215)	(145,303)
Death benefits	(77,416)	(2,644,789)	(3,453,115)	(2,573)	(4,995)

Units outstanding at end of year	18,358,231	143,158,842	218,622,489	649,733	7,634,364

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.

(3)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

26  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP Emerg	Col VP
	Core Bond,	Div Bond,	Divd Opp,	Mkts Bond,	Emer Mkts,
Period ended Dec. 31, 2013 (continued)	Cl 2(2)	Cl 3	Cl 3	Cl 2(3)	Cl 3

Operations

Investment income (loss) — net	$(5,290)	$29,355,375	$(6,958,770)	$82,817	$(898,709)
Net realized gain (loss) on sales of investments	(1,826)	1,013,786	27,843,573	(24,997)	7,613,240
Distributions from capital gains	—	36,977,380	—	7,349	—
Net change in unrealized appreciation or depreciation of investments	(7,738)	(95,984,220)	151,065,108	(166,807)	(14,182,807)

Net increase (decrease) in net assets resulting from operations	(14,854)	(28,637,679)	171,949,911	(101,638)	(7,468,276)

Contract transactions

Contract purchase payments	221,657	7,582,202	9,163,509	611,729	3,897,545
Net transfers(1)	1,317,792	(201,141,902)	(11,485,833)	2,986,600	(11,486,665)
Transfers for policy loans	—	70,182	315,076	—	100,809
Adjustments to net assets allocated to contracts in payment period	—	(955,624)	(417,696)	—	(16,886)
Contract charges	(151)	(921,286)	(639,358)	(557)	(281,970)
Contract terminations:
Surrender benefits	(108,675)	(104,147,743)	(80,237,747)	(43,772)	(24,755,311)
Death benefits	—	(12,217,105)	(7,017,856)	—	(1,632,489)

Increase (decrease) from contract transactions	1,430,623	(311,731,276)	(90,319,905)	3,554,000	(34,174,967)

Net assets at beginning of year	—	1,003,599,606	708,211,128	—	272,136,539

Net assets at end of year	$1,415,769	$663,230,651	$789,841,134	$3,452,362	$230,493,296

Accumulation unit activity

Units outstanding at beginning of year	—	596,330,334	436,246,430	—	124,470,363
Contract purchase payments	231,453	4,784,627	5,322,766	663,661	1,951,473
Net transfers(1)	1,367,546	(125,287,909)	(5,728,676)	3,203,962	(5,475,337)
Transfers for policy loans	—	39,841	170,420	—	52,133
Contract charges	(158)	(566,665)	(363,992)	(618)	(130,239)
Contract terminations:
Surrender benefits	(113,128)	(61,604,196)	(41,834,039)	(47,056)	(11,266,023)
Death benefits	—	(7,490,871)	(3,785,520)	—	(788,833)

Units outstanding at end of year	1,485,713	406,205,161	390,027,389	3,819,949	108,813,537

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.

(3)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  27

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Global Bond,	Hi Yield Bond,	Inc Opp,	Intl Opp,	Lg Cap Gro,
Year ended Dec. 31, 2013 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$13,772,263	$24,623,112	$25,039,513	$627,498	$(1,127,277)
Net realized gain (loss) on sales of investments	(297,531)	7,088,006	(3,605,666)	3,107,944	3,708,864
Distributions from capital gains	1,883,835	—	19,784,265	—	—
Net change in unrealized appreciation or depreciation of investments	(40,779,168)	(9,897,196)	(33,277,189)	15,527,523	31,204,096

Net increase (decrease) in net assets resulting from operations	(25,420,601)	21,813,922	7,940,923	19,262,965	33,785,683

Contract transactions

Contract purchase payments	2,410,174	3,449,471	2,010,672	1,389,720	1,818,791
Net transfers(1)	(44,607,367)	(9,945,185)	(25,906,819)	(2,169,260)	(3,125,309)
Transfers for policy loans	17,820	48,067	(3,208)	90,435	85,597
Adjustments to net assets allocated to contracts in payment period	(206,574)	(990,739)	(261,190)	(124,774)	(188,044)
Contract charges	(295,761)	(259,872)	(256,411)	(77,485)	(132,766)
Contract terminations:
Surrender benefits	(30,282,105)	(50,872,565)	(22,273,251)	(11,167,184)	(13,001,637)
Death benefits	(3,431,974)	(5,493,920)	(2,772,146)	(935,587)	(1,264,009)

Increase (decrease) from contract transactions	(76,395,787)	(64,064,743)	(49,462,353)	(12,994,135)	(15,807,377)

Net assets at beginning of year	325,966,118	458,083,223	223,153,336	99,395,608	122,727,094

Net assets at end of year	$224,149,730	$415,832,402	$181,631,906	$105,664,438	$140,705,400

Accumulation unit activity

Units outstanding at beginning of year	180,926,539	221,316,405	128,289,014	81,718,464	156,364,035
Contract purchase payments	1,450,675	1,706,972	1,150,947	1,054,560	1,967,094
Net transfers(1)	(27,159,319)	(4,943,926)	(14,749,045)	(1,756,128)	(3,892,045)
Transfers for policy loans	9,921	24,398	(1,299)	66,453	102,868
Contract charges	(175,500)	(123,402)	(145,812)	(59,084)	(147,868)
Contract terminations:
Surrender benefits	(17,085,568)	(23,603,297)	(12,474,736)	(8,533,835)	(14,624,565)
Death benefits	(2,054,818)	(2,649,347)	(1,571,714)	(720,862)	(1,433,275)

Units outstanding at end of year	135,911,930	191,727,803	100,497,355	71,769,568	138,336,244

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

28  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

			Col VP	Col VP	Col VP
	Col VP	Col VP	Marsico	Mid Cap	Mid Cap
	Lg Core Quan,	Marsico Gro,	Intl Opp,	Gro Opp,	Val Opp,
Year ended Dec. 31, 2013 (continued)	Cl 3	Cl 1	Cl 2	Cl 3	Cl 3

Operations

Investment income (loss) — net	$(3,920,034)	$(1,167,244)	$(226,295)	$(901,220)	$(803,163)
Net realized gain (loss) on sales of investments	11,604,193	12,548,780	(1,300,785)	4,499,017	2,602,953
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	104,594,461	40,862,066	9,642,440	20,306,023	25,759,693

Net increase (decrease) in net assets resulting from operations	112,278,620	52,243,602	8,115,360	23,903,820	27,559,483

Contract transactions

Contract purchase payments	5,170,914	2,331,013	1,507,592	1,244,502	1,240,081
Net transfers(1)	(21,200,530)	(17,313,568)	(3,115,578)	(3,224,148)	764,836
Transfers for policy loans	470,387	55,039	7,887	78,781	21,071
Adjustments to net assets allocated to contracts in payment period	(644,457)	(218,931)	(22,309)	(88,346)	63,374
Contract charges	(750,860)	(210,568)	(32,366)	(81,542)	(68,867)
Contract terminations:
Surrender benefits	(40,250,922)	(17,115,766)	(3,896,897)	(10,122,195)	(7,911,056)
Death benefits	(4,178,528)	(1,404,834)	(273,867)	(735,896)	(708,606)

Increase (decrease) from contract transactions	(61,383,996)	(33,877,615)	(5,825,538)	(12,928,844)	(6,599,167)

Net assets at beginning of year	373,714,738	167,362,260	45,342,063	86,754,989	79,038,805

Net assets at end of year	$424,609,362	$185,728,247	$47,631,885	$97,729,965	$99,999,121

Accumulation unit activity

Units outstanding at beginning of year	342,552,788	140,799,124	44,804,339	67,301,550	58,788,112
Contract purchase payments	4,062,293	1,686,763	1,328,446	880,872	816,798
Net transfers(1)	(18,181,958)	(12,669,101)	(2,861,218)	(2,145,355)	368,827
Transfers for policy loans	336,668	40,697	7,321	60,039	14,195
Contract charges	(628,516)	(151,655)	(29,703)	(56,425)	(43,473)
Contract terminations:
Surrender benefits	(32,255,585)	(12,481,751)	(3,617,664)	(6,863,298)	(4,843,460)
Death benefits	(3,339,976)	(1,036,580)	(250,112)	(533,767)	(450,265)

Units outstanding at end of year	292,545,714	116,187,497	39,381,409	58,643,616	54,650,734

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  29

Statements of Changes in Net Assets

	Col VP Multi-	Col VP	Col VP Select	Col VP Select	Col VP
	Strategy Alt,	S&P 500,	Lg Cap Val,	Sm Cap Val,	US Govt Mtge,
Period ended Dec. 31, 2013 (continued)	Cl 2(2)	Cl 3	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$(16,816)	$(1,373,676)	$(314,031)	$(496,640)	$(512,510)
Net realized gain (loss) on sales of investments	(10,869)	7,422,971	1,141,322	2,153,626	154,955
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(45,988)	34,911,100	9,881,678	20,129,945	(5,357,564)

Net increase (decrease) in net assets resulting from operations	(73,673)	40,960,395	10,708,969	21,786,931	(5,715,119)

Contract transactions

Contract purchase payments	265,055	6,483,212	537,380	670,846	2,495,797
Net transfers(1)	4,080,041	9,960,978	14,149,746	2,412,101	(49,572,067)
Transfers for policy loans	19	49,119	3,255	(21,833)	112,555
Adjustments to net assets allocated to contracts in payment period	—	(17,891)	20,488	(84,823)	(90,724)
Contract charges	(1,292)	(105,475)	(22,973)	(43,108)	(124,602)
Contract terminations:
Surrender benefits	(76,098)	(15,050,025)	(3,374,169)	(6,363,503)	(26,054,240)
Death benefits	—	(1,489,400)	(280,982)	(313,785)	(3,009,198)

Increase (decrease) from contract transactions	4,267,725	(169,482)	11,032,745	(3,744,105)	(76,242,479)

Net assets at beginning of year	—	133,932,976	25,274,904	48,545,775	230,695,964

Net assets at end of year	$4,194,052	$174,723,889	$47,016,618	$66,588,601	$148,738,366

Accumulation unit activity

Units outstanding at beginning of year	—	121,375,393	19,210,218	27,552,991	179,536,936
Contract purchase payments	273,237	4,847,873	349,459	330,863	2,045,158
Net transfers(1)	4,232,591	7,251,849	8,966,332	1,279,554	(40,362,747)
Transfers for policy loans	20	41,329	2,283	(9,680)	86,973
Contract charges	(1,363)	(83,091)	(14,645)	(20,145)	(97,703)
Contract terminations:
Surrender benefits	(79,781)	(11,934,539)	(2,096,671)	(2,820,347)	(20,158,423)
Death benefits	—	(1,211,647)	(180,024)	(149,821)	(2,411,646)

Units outstanding at end of year	4,424,704	120,287,167	26,236,952	26,163,415	118,638,548

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

30  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	CS	DWS Alt Asset	EV VT	Fid VIP	Fid VIP
	Commodity	Alloc VIP,	Floating-Rate	Contrafund,	Gro & Inc,
Year ended Dec. 31, 2013 (continued)	Return	Cl B	Inc	Serv Cl 2	Serv Cl 2

Operations

Investment income (loss) — net	$(556,902)	$100,073	$7,422,941	$(419,785)	$1,084,359
Net realized gain (loss) on sales of investments	(6,970,479)	(11,564)	372,976	8,238,437	6,226,045
Distributions from capital gains	—	—	1,776,599	135,118	—
Net change in unrealized appreciation or depreciation of investments	(2,323)	(108,116)	(1,496,327)	114,220,805	32,942,380

Net increase (decrease) in net assets resulting from operations	(7,529,704)	(19,607)	8,076,189	122,174,575	40,252,784

Contract transactions

Contract purchase payments	1,165,626	2,230,135	3,757,475	14,528,716	1,421,907
Net transfers(1)	(7,046,483)	15,476,869	106,142,942	(10,229,297)	(5,237,197)
Transfers for policy loans	16,364	(5,316)	12,831	28,734	(16)
Adjustments to net assets allocated to contracts in payment period	(39,000)	137,245	163,019	(8,344)	45,418
Contract charges	(38,977)	(9,220)	(228,133)	(298,495)	(114,015)
Contract terminations:
Surrender benefits	(6,240,575)	(1,028,123)	(28,680,762)	(43,098,986)	(17,379,228)
Death benefits	(337,841)	(86,134)	(2,443,994)	(3,398,589)	(1,225,112)

Increase (decrease) from contract transactions	(12,520,886)	16,715,456	78,723,378	(42,476,261)	(22,488,243)

Net assets at beginning of year	72,693,382	8,148,073	247,086,149	429,506,378	134,511,665

Net assets at end of year	$52,642,792	$24,843,922	$333,885,716	$509,204,692	$152,276,206

Accumulation unit activity

Units outstanding at beginning of year	84,047,507	8,137,607	197,523,109	357,487,912	98,535,663
Contract purchase payments	1,423,676	2,228,896	2,955,796	10,577,188	895,947
Net transfers(1)	(8,829,231)	15,513,939	83,428,025	(7,372,089)	(3,333,758)
Transfers for policy loans	19,334	(5,364)	10,080	22,894	(562)
Contract charges	(48,168)	(9,264)	(179,333)	(218,118)	(72,044)
Contract terminations:
Surrender benefits	(7,758,008)	(1,034,154)	(22,480,730)	(31,707,427)	(10,901,671)
Death benefits	(422,179)	(85,746)	(1,931,367)	(2,487,133)	(787,780)

Units outstanding at end of year	68,432,931	24,745,914	259,325,580	326,303,227	84,335,795

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  31

Statements of Changes in Net Assets

	Fid VIP	Fid VIP	Fid VIP	FTVIPT Frank	FTVIPT
	Mid Cap, Serv	Overseas, Serv	Strategic Inc,	Global Real Est,	Frank Inc,
Period ended Dec. 31, 2013 (continued)	Cl 2	Cl 2	Serv Cl 2(2)	Cl 2	Cl 2(2)

Operations

Investment income (loss) — net	$(3,270,769)	$187,016	$434,966	$5,848,506	$21,709
Net realized gain (loss) on sales of investments	18,431,572	745,281	(6,350)	(6,079,853)	1,636
Distributions from capital gains	68,209,028	319,700	99,044	—	—
Net change in unrealized appreciation or depreciation of investments	74,471,565	20,423,228	(474,877)	2,615,119	598,147

Net increase (decrease) in net assets resulting from operations	157,841,396	21,675,225	52,783	2,383,772	621,492

Contract transactions

Contract purchase payments	11,488,105	1,126,596	1,089,289	2,299,086	1,390,879
Net transfers(1)	(28,496,429)	(942,872)	12,002,327	4,030,676	16,025,245
Transfers for policy loans	70,698	19,462	(393)	37,953	(1,575)
Adjustments to net assets allocated to contracts in payment period	57,591	(57,923)	—	(7,818)	—
Contract charges	(484,243)	(60,055)	(3,679)	(119,490)	(2,407)
Contract terminations:
Surrender benefits	(55,427,285)	(8,055,633)	(291,249)	(16,237,755)	(297,080)
Death benefits	(3,629,434)	(754,471)	(967)	(1,333,678)	(10,178)

Increase (decrease) from contract transactions	(76,420,997)	(8,724,896)	12,795,328	(11,331,026)	17,104,884

Net assets at beginning of year	491,963,838	80,158,449	—	157,516,454	—

Net assets at end of year	$573,384,237	$93,108,778	$12,848,111	$148,569,200	$17,726,376

Accumulation unit activity

Units outstanding at beginning of year	231,754,402	59,048,525	—	82,663,555	—
Contract purchase payments	5,546,265	799,284	1,110,971	1,338,605	1,349,961
Net transfers(1)	(10,904,458)	(520,011)	12,254,794	3,236,751	15,512,555
Transfers for policy loans	34,052	15,224	(401)	14,307	(1,481)
Contract charges	(196,480)	(39,911)	(3,771)	(59,791)	(2,329)
Contract terminations:
Surrender benefits	(21,072,183)	(5,143,642)	(296,471)	(7,683,473)	(286,307)
Death benefits	(1,457,362)	(492,726)	(1,002)	(644,932)	(9,731)

Units outstanding at end of year	203,704,236	53,666,743	13,064,120	78,865,022	16,562,668

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

32  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	FTVIPT Frank	FTVIPT Frank	FTVIPT Temp	GS VIT	GS VIT U.S.
	Sm Cap Val,	Mutual Shares,	Global Bond,	Mid Cap Val,	Eq Insights,
Period ended Dec. 31, 2013 (continued)	Cl 2	Cl 2	Cl 2(2)	Inst	Inst

Operations

Investment income (loss) — net	$659,491	$1,673,878	$104,226	$(105,223)	$345,093
Net realized gain (loss) on sales of investments	8,444,840	3,264,876	(10,350)	9,903,183	4,957,341
Distributions from capital gains	2,687,888	—	42,290	19,511,061	—
Net change in unrealized appreciation or depreciation of investments	36,435,313	29,916,683	76,408	39,019,559	40,301,644

Net increase (decrease) in net assets resulting from operations	48,227,532	34,855,437	212,574	68,328,580	45,604,078

Contract transactions

Contract purchase payments	3,756,159	3,378,223	1,748,173	2,262,938	1,383,903
Net transfers(1)	(3,494,552)	(5,778,538)	17,007,037	(13,740,547)	(8,970,349)
Transfers for policy loans	(16,840)	32,948	(7,798)	31,195	(4,924)
Adjustments to net assets allocated to contracts in payment period	(44,275)	33,348	—	87,129	(26,322)
Contract charges	(98,666)	(89,295)	(2,497)	(261,140)	(326,922)
Contract terminations:
Surrender benefits	(16,535,852)	(13,719,412)	(354,157)	(30,570,540)	(14,427,904)
Death benefits	(1,195,761)	(1,649,273)	(3,487)	(1,821,410)	(1,000,164)

Increase (decrease) from contract transactions	(17,629,787)	(17,791,999)	18,387,271	(44,012,375)	(23,372,682)

Net assets at beginning of year	146,397,984	136,337,622	—	233,128,258	134,878,428

Net assets at end of year	$176,995,729	$153,401,060	$18,599,845	$257,444,463	$157,109,824

Accumulation unit activity

Units outstanding at beginning of year	64,149,427	100,868,212	—	79,577,121	120,009,391
Contract purchase payments	1,731,673	2,300,695	1,802,024	697,917	1,044,319
Net transfers(1)	(656,683)	(3,707,486)	17,564,434	(4,052,033)	(6,571,763)
Transfers for policy loans	(5,527)	22,977	(8,261)	8,512	(3,799)
Contract charges	(37,251)	(57,714)	(2,585)	(76,596)	(244,355)
Contract terminations:
Surrender benefits	(5,788,015)	(8,593,993)	(365,326)	(9,044,308)	(10,851,745)
Death benefits	(415,582)	(1,115,334)	(3,624)	(529,388)	(764,296)

Units outstanding at end of year	58,978,042	89,717,357	18,986,662	66,581,225	102,617,752

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  33

Statements of Changes in Net Assets

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Am Fran,	Bal Risk Alloc,	Comstock,	Div Divd,	Global Hlth,
Period ended Dec. 31, 2013 (continued)	Ser II	Ser II(2)	Ser II	Ser I	Ser II

Operations

Investment income (loss) — net	$(508,662)	$138,919	$1,213,604	$315,709	$(121,475)
Net realized gain (loss) on sales of investments	2,911,925	(13,580)	9,595,783	604,186	1,169,591
Distributions from capital gains	—	419,424	—	—	—
Net change in unrealized appreciation or depreciation of investments	25,034,019	(384,289)	55,789,182	4,373,559	10,402,153

Net increase (decrease) in net assets resulting from operations	27,437,282	160,474	66,598,569	5,293,454	11,450,269

Contract transactions

Contract purchase payments	588,640	3,281,132	2,231,986	320,932	652,755
Net transfers(1)	(11,055,813)	18,844,116	(19,644,216)	5,791,997	8,459,910
Transfers for policy loans	19,595	(2,524)	15,124	(12,010)	(7,639)
Adjustments to net assets allocated to contracts in payment period	(1,470)	—	(21,097)	9,096	75,336
Contract charges	(333,601)	(3,485)	(548,865)	(16,926)	(25,814)
Contract terminations:
Surrender benefits	(6,767,665)	(464,560)	(18,853,913)	(2,638,394)	(3,194,738)
Death benefits	(449,356)	(51,782)	(1,864,601)	(106,343)	(294,849)

Increase (decrease) from contract transactions	(17,999,670)	21,602,897	(38,685,582)	3,348,352	5,664,961

Net assets at beginning of year	78,410,901	—	208,333,851	16,144,390	27,189,712

Net assets at end of year	$87,848,513	$21,763,371	$236,246,838	$24,786,196	$44,304,942

Accumulation unit activity

Units outstanding at beginning of year	81,027,746	—	152,619,927	14,934,741	20,623,867
Contract purchase payments	527,758	3,374,246	1,429,376	257,659	402,928
Net transfers(1)	(9,314,838)	19,313,176	(11,805,226)	4,641,698	5,347,044
Transfers for policy loans	17,611	(2,615)	8,804	(8,539)	(4,696)
Contract charges	(300,887)	(3,571)	(334,636)	(13,475)	(16,243)
Contract terminations:
Surrender benefits	(6,064,796)	(472,917)	(11,687,448)	(2,086,584)	(2,034,771)
Death benefits	(401,676)	(53,356)	(1,188,237)	(82,659)	(183,365)

Units outstanding at end of year	65,490,918	22,154,963	129,042,560	17,642,841	24,134,764

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

34  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Ivy VIP
	Intl Gro,	Mid Cap Gro,	Mid Cap Gro,	Tech,	Asset
Period ended Dec. 31, 2013 (continued)	Ser II	Ser I	Ser II	Ser I	Strategy(2)

Operations

Investment income (loss) — net	$138,656	$(71,317)	$(149,366)	$(218,907)	$(56,030)
Net realized gain (loss) on sales of investments	2,593,161	392,435	495,096	1,712,022	20,523
Distributions from capital gains	—	—	—	2,142,871	—
Net change in unrealized appreciation or depreciation of investments	13,080,964	4,672,641	6,400,105	2,064,732	2,145,422

Net increase (decrease) in net assets resulting from operations	15,812,781	4,993,759	6,745,835	5,700,718	2,109,915

Contract transactions

Contract purchase payments	1,298,996	188,710	322,779	346,609	3,975,372
Net transfers(1)	(1,899,312)	(509,584)	(212,912)	(1,135,051)	22,020,998
Transfers for policy loans	41,449	(426)	5,782	5,714	(12,480)
Adjustments to net assets allocated to contracts in payment period	(11,535)	(6,208)	17,270	(117)	110,900
Contract charges	(103,352)	(9,503)	(15,240)	(57,554)	(3,761)
Contract terminations:
Surrender benefits	(8,583,578)	(2,017,397)	(2,277,307)	(2,736,204)	(424,822)
Death benefits	(529,384)	(178,005)	(141,618)	(110,711)	(9,743)

Increase (decrease) from contract transactions	(9,786,716)	(2,532,413)	(2,301,246)	(3,687,314)	25,656,464

Net assets at beginning of year	94,833,170	15,113,698	20,451,910	25,702,413	—

Net assets at end of year	$100,859,235	$17,575,044	$24,896,499	$27,715,817	$27,766,379

Accumulation unit activity

Units outstanding at beginning of year	67,387,615	15,400,745	20,924,513	27,742,360	—
Contract purchase payments	880,189	165,208	284,615	343,179	3,528,243
Net transfers(1)	(1,244,293)	(466,040)	(279,387)	(1,104,488)	19,866,366
Transfers for policy loans	27,270	245	4,703	5,828	(11,094)
Contract charges	(70,256)	(8,273)	(13,423)	(57,020)	(3,321)
Contract terminations:
Surrender benefits	(5,632,267)	(1,757,242)	(2,002,217)	(2,706,337)	(369,349)
Death benefits	(349,446)	(158,555)	(122,167)	(110,630)	(8,491)

Units outstanding at end of year	60,998,812	13,176,088	18,796,637	24,112,892	23,002,354

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  35

Statements of Changes in Net Assets

	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen
	Flex Bond,	Gbl Alloc Mod,	Global Tech,	Janus,	Overseas,
Period ended Dec. 31, 2013 (continued)	Serv(2)	Serv	Serv	Serv	Serv

Operations

Investment income (loss) — net	$89,089	$75,440	$(149,080)	$(145,413)	$1,313,151
Net realized gain (loss) on sales of investments	(7,497)	50,882	878,694	3,662,016	1,051,454
Distributions from capital gains	—	104,154	—	—	—
Net change in unrealized appreciation or depreciation of investments	(63,578)	359,780	4,567,217	11,051,841	5,017,085

Net increase (decrease) in net assets resulting from operations	18,014	590,256	5,296,831	14,568,444	7,381,690

Contract transactions

Contract purchase payments	477,387	1,240,473	208,228	1,161,407	653,918
Net transfers(1)	6,682,234	7,496,287	(416,480)	(7,470,327)	(9,351,461)
Transfers for policy loans	66	—	3,347	7,508	7,791
Adjustments to net assets allocated to contracts in payment period	19,720	206,203	(5,248)	4,401	(46,537)
Contract charges	(1,550)	(3,417)	(10,333)	(121,356)	(32,818)
Contract terminations:
Surrender benefits	(198,338)	(593,970)	(2,083,603)	(4,944,376)	(8,220,295)
Death benefits	—	(7,631)	(69,356)	(508,293)	(341,742)

Increase (decrease) from contract transactions	6,979,519	8,337,945	(2,373,445)	(11,871,036)	(17,331,144)

Net assets at beginning of year	—	457,286	16,994,542	56,511,650	68,216,101

Net assets at end of year	$6,997,533	$9,385,487	$19,917,928	$59,209,058	$58,266,647

Accumulation unit activity

Units outstanding at beginning of year	—	439,121	28,136,257	53,421,826	50,321,741
Contract purchase payments	482,396	1,128,010	310,952	959,443	452,468
Net transfers(1)	6,814,067	6,727,920	(779,850)	(6,251,665)	(6,714,542)
Transfers for policy loans	68	—	5,530	6,475	5,349
Contract charges	(1,579)	(3,027)	(14,687)	(102,624)	(23,203)
Contract terminations:
Surrender benefits	(200,978)	(519,871)	(3,060,760)	(4,168,769)	(5,903,517)
Death benefits	—	(6,677)	(104,910)	(434,808)	(243,470)

Units outstanding at end of year	7,093,974	7,765,476	24,492,532	43,429,878	37,894,826

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

36  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Lazard Ret	MFS Inv	MFS	MFS	MS UIF Global
	Global Dyn MA,	Gro Stock,	New Dis,	Utilities,	Real Est,
Period ended Dec. 31, 2013 (continued)	Serv(2)	Serv Cl	Serv Cl	Serv Cl	Cl II

Operations

Investment income (loss) — net	$2,929	$(356,974)	$(511,393)	$3,027,149	$1,832,521
Net realized gain (loss) on sales of investments	18,691	3,498,920	2,138,357	7,441,504	1,146,401
Distributions from capital gains	126,201	2,431,708	506,974	4,728,311	—
Net change in unrealized appreciation or depreciation of investments	182,768	14,079,074	17,685,063	28,572,954	(1,817,232)

Net increase (decrease) in net assets resulting from operations	330,589	19,652,728	19,819,001	43,769,918	1,161,690

Contract transactions

Contract purchase payments	1,033,886	978,449	620,306	7,673,165	982,277
Net transfers(1)	4,509,024	(1,144,949)	(1,014,581)	(7,047,826)	3,107,279
Transfers for policy loans	—	(11,305)	18,454	(12,792)	15,715
Adjustments to net assets allocated to contracts in payment period	—	27,268	(12,831)	(129,105)	92,153
Contract charges	(928)	(51,765)	(41,749)	(159,281)	(54,449)
Contract terminations:
Surrender benefits	(47,358)	(7,927,856)	(7,410,515)	(23,535,971)	(6,666,909)
Death benefits	(5,264)	(605,978)	(387,897)	(2,568,767)	(504,188)

Increase (decrease) from contract transactions	5,489,360	(8,736,136)	(8,228,813)	(25,780,577)	(3,028,122)

Net assets at beginning of year	—	72,076,929	52,917,514	239,436,746	65,057,029

Net assets at end of year	$5,819,949	$82,993,521	$64,507,702	$257,426,087	$63,190,597

Accumulation unit activity

Units outstanding at beginning of year	—	78,214,249	37,451,503	108,853,040	53,624,514
Contract purchase payments	977,151	874,937	363,413	3,727,405	782,447
Net transfers(1)	4,258,192	(1,589,150)	(534,708)	(2,847,838)	2,491,843
Transfers for policy loans	—	(11,833)	11,318	(589)	11,867
Contract charges	(876)	(48,764)	(24,759)	(65,585)	(43,222)
Contract terminations:
Surrender benefits	(42,971)	(7,749,932)	(4,434,512)	(9,043,226)	(5,347,466)
Death benefits	(4,814)	(602,660)	(230,029)	(1,063,795)	(405,050)

Units outstanding at end of year	5,186,682	69,086,847	32,602,226	99,559,412	51,114,933

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  37

Statements of Changes in Net Assets

	MS UIF	NB AMT	Oppen	Oppen Global	Oppen Main St
	Mid Cap Gro,	Intl Eq,	Global VA,	Strategic Inc VA,	Sm Cap VA,
Year ended Dec. 31, 2013 (continued)	Cl II	Cl S	Serv	Srv	Serv

Operations

Investment income (loss) — net	$(307,371)	$91,081	$259,735	$29,000,927	$(168,914)
Net realized gain (loss) on sales of investments	999,785	164,615	2,171,961	8,952,086	3,069,168
Distributions from capital gains	998,098	—	—	—	902,579
Net change in unrealized appreciation or depreciation of investments	12,205,683	2,640,482	21,113,309	(48,484,091)	20,469,788

Net increase (decrease) in net assets resulting from operations	13,896,195	2,896,178	23,545,005	(10,531,078)	24,272,621

Contract transactions

Contract purchase payments	1,776,326	235,978	4,836,079	9,377,073	4,135,508
Net transfers(1)	(5,307,921)	879,269	3,091,651	(103,804,154)	2,459,603
Transfers for policy loans	(5,221)	710	(20,627)	105,842	(7,273)
Adjustments to net assets allocated to contracts in payment period	(9,207)	(4,931)	11,455	(355,467)	(10,472)
Contract charges	(29,453)	(34,624)	(58,470)	(675,880)	(46,211)
Contract terminations:
Surrender benefits	(4,271,476)	(1,709,891)	(7,976,383)	(78,310,332)	(6,435,323)
Death benefits	(416,975)	(125,804)	(1,105,905)	(7,670,541)	(666,494)

Increase (decrease) from contract transactions	(8,263,927)	(759,293)	(1,222,200)	(181,333,459)	(570,662)

Net assets at beginning of year	43,946,049	17,984,153	92,609,727	823,175,337	62,202,731

Net assets at end of year	$49,578,317	$20,121,038	$114,932,532	$631,310,800	$85,904,690

Accumulation unit activity

Units outstanding at beginning of year	33,274,254	18,400,666	61,186,635	528,176,929	42,432,206
Contract purchase payments	1,144,380	222,050	3,178,541	6,240,886	2,620,276
Net transfers(1)	(3,770,873)	829,122	1,849,824	(68,331,995)	1,343,729
Transfers for policy loans	(3,165)	838	(12,047)	69,830	(4,246)
Contract charges	(19,151)	(32,835)	(34,559)	(436,783)	(26,030)
Contract terminations:
Surrender benefits	(2,810,040)	(1,661,098)	(4,571,828)	(50,157,148)	(3,526,009)
Death benefits	(278,797)	(120,147)	(646,587)	(4,989,108)	(401,948)

Units outstanding at end of year	27,536,608	17,638,596	60,949,979	410,572,611	42,437,978

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

38  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

		PIMCO	PIMCO VIT
	PIMCO	VIT Glb MA	Tot Return,	Put VT	Put VT
	VIT All Asset,	Man Alloc,	Advisor	Global Hlth Care,	Intl Eq,
Period ended Dec. 31, 2013 (continued)	Advisor Cl	Adv Cl	Cl(2)	Cl IB	Cl IB

Operations

Investment income (loss) — net	$8,925,548	$108,175	$46,660	$51,168	$131,021
Net realized gain (loss) on sales of investments	638,598	(101,545)	(10,382)	757,537	(237,559)
Distributions from capital gains	—	—	66,299	677,091	—
Net change in unrealized appreciation or depreciation of investments	(12,846,542)	(471,287)	(189,559)	5,794,808	5,201,778

Net increase (decrease) in net assets resulting from operations	(3,282,396)	(464,657)	(86,982)	7,280,604	5,095,240

Contract transactions

Contract purchase payments	9,866,653	821,102	1,681,360	292,540	229,279
Net transfers(1)	(50,507,944)	1,686,557	6,430,865	1,352,097	(544,015)
Transfers for policy loans	657	(3,431)	(1,992)	6,185	11,269
Adjustments to net assets allocated to contracts in payment period	(512,651)	—	—	4,607	(2,175)
Contract charges	(231,744)	(1,683)	(1,121)	(18,277)	(15,314)
Contract terminations:
Surrender benefits	(28,182,009)	(383,194)	(123,939)	(2,581,633)	(3,372,975)
Death benefits	(2,947,962)	(17,840)	(1,192)	(103,344)	(283,126)

Increase (decrease) from contract transactions	(72,515,000)	2,101,511	7,983,981	(1,047,825)	(3,977,057)

Net assets at beginning of year	298,500,037	3,354,618	—	18,503,742	21,001,566

Net assets at end of year	$222,702,641	$4,991,472	$7,896,999	$24,736,521	$22,119,749

Accumulation unit activity

Units outstanding at beginning of year	205,042,915	3,251,456	—	13,598,882	16,000,112
Contract purchase payments	7,169,616	827,580	1,683,199	177,962	156,005
Net transfers(1)	(35,942,110)	1,642,419	6,618,599	791,277	(389,261)
Transfers for policy loans	(89)	(2,926)	(2,093)	4,056	7,282
Contract charges	(160,025)	(1,712)	(1,168)	(11,172)	(10,551)
Contract terminations:
Surrender benefits	(19,558,200)	(388,266)	(105,276)	(1,555,219)	(2,300,639)
Death benefits	(2,043,684)	(18,420)	(1,228)	(65,581)	(199,032)

Units outstanding at end of year	154,508,423	5,310,131	8,192,033	12,940,205	13,263,916

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  39

Statements of Changes in Net Assets

	Put VT	VanEck VIP	VP	VP	VP AQR Man
	Multi-Cap Gro,	Global Gold,	Aggr,	Aggr,	Fut Strategy,
Period ended Dec. 31, 2013 (continued)	Cl IB	Cl S(2)	Cl 2	Cl 4	Cl 2(2)

Operations

Investment income (loss) — net	$(87,394)	$(12,745)	$(9,597,921)	$(14,588,130)	$26,189
Net realized gain (loss) on sales of investments	1,277,417	(9,472)	16,129,411	93,872,182	(4,878)
Distributions from capital gains	—	—	—	—	9,469
Net change in unrealized appreciation or depreciation of investments	6,908,530	(568,513)	172,244,616	207,777,282	243,833

Net increase (decrease) in net assets resulting from operations	8,098,553	(590,730)	178,776,106	287,061,334	274,613

Contract transactions

Contract purchase payments	378,426	437,119	42,365,578	15,095,687	283,930
Net transfers(1)	(899,297)	3,508,142	138,813,229	(75,813,986)	6,221,612
Transfers for policy loans	11,102	1,023	6,112	76,188	(1,974)
Adjustments to net assets allocated to contracts in payment period	13,051	—	(137,807)	(229,677)	—
Contract charges	(21,881)	(1,921)	(8,080,195)	(8,710,836)	(978)
Contract terminations:
Surrender benefits	(2,781,455)	(61,898)	(20,031,582)	(77,676,563)	(49,196)
Death benefits	(170,594)	(13,260)	(4,643,707)	(6,254,856)	(10,023)

Increase (decrease) from contract transactions	(3,470,648)	3,869,205	148,291,628	(153,514,043)	6,443,371

Net assets at beginning of year	24,654,927	—	846,002,421	1,489,272,316	—

Net assets at end of year	$29,282,832	$3,278,475	$1,173,070,155	$1,622,819,607	$6,717,984

Accumulation unit activity

Units outstanding at beginning of year	19,953,112	—	697,180,170	1,224,668,220	—
Contract purchase payments	268,181	492,692	31,778,762	11,395,654	286,290
Net transfers(1)	(650,990)	3,872,377	104,063,754	(51,202,034)	6,296,020
Transfers for policy loans	7,457	1,213	4,679	57,505	(2,056)
Contract charges	(15,481)	(2,120)	(6,073,516)	(6,534,169)	(985)
Contract terminations:
Surrender benefits	(1,945,263)	(71,806)	(14,964,072)	(58,104,721)	(48,868)
Death benefits	(116,228)	(16,387)	(3,443,892)	(4,688,219)	(10,132)

Units outstanding at end of year	17,500,788	4,275,969	808,545,885	1,115,592,236	6,520,269

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

40  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

				VP GS
	VP BR Gl	VP	VP	Commodity	VP
	Infl Prot Sec,	Conserv,	Conserv,	Strategy,	Mod,
Period ended Dec. 31, 2013 (continued)	Cl 3	Cl 2	Cl 4	Cl 2(2)	Cl 2

Operations

Investment income (loss) — net	$(1,911,075)	$(8,769,729)	$(14,866,564)	$(4,837)	$(65,568,776)
Net realized gain (loss) on sales of investments	(3,801,299)	29,886,301	101,828,268	(3,554)	73,329,042
Distributions from capital gains	7,208,244	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(15,151,001)	(4,356,385)	(55,471,345)	(23,200)	632,330,334

Net increase (decrease) in net assets resulting from operations	(13,655,131)	16,760,187	31,490,359	(31,591)	640,090,600

Contract transactions

Contract purchase payments	1,926,461	38,195,829	5,396,135	219,545	246,583,054
Net transfers(1)	(48,242,484)	(275,182,806)	(666,395,304)	1,328,936	304,137,330
Transfers for policy loans	16,176	(15,487)	62,103	—	(223,397)
Adjustments to net assets allocated to contracts in payment period	2,746	(123,545)	(1,941,881)	—	(1,484,275)
Contract charges	(426,763)	(5,701,953)	(8,929,398)	(91)	(54,779,606)
Contract terminations:
Surrender benefits	(22,615,773)	(48,762,313)	(126,490,350)	(8,706)	(216,660,205)
Death benefits	(2,895,750)	(13,053,676)	(25,206,362)	—	(42,437,335)

Increase (decrease) from contract transactions	(72,235,387)	(304,643,951)	(823,505,057)	1,539,684	235,135,566

Net assets at beginning of year	250,341,487	966,766,137	1,915,661,087	—	6,066,556,984

Net assets at end of year	$164,450,969	$678,882,373	$1,123,646,389	$1,508,093	$6,941,783,150

Accumulation unit activity

Units outstanding at beginning of year	180,662,412	852,751,950	1,687,368,305	—	5,088,615,794
Contract purchase payments	1,418,713	33,687,013	4,706,495	233,558	198,570,417
Net transfers(1)	(36,372,225)	(240,671,163)	(582,586,865)	1,413,638	244,994,479
Transfers for policy loans	12,029	(14,222)	54,102	—	(182,093)
Contract charges	(315,054)	(4,976,122)	(7,776,106)	(98)	(43,582,315)
Contract terminations:
Surrender benefits	(16,645,233)	(42,473,708)	(110,112,205)	(8,337)	(172,013,696)
Death benefits	(2,153,189)	(11,400,513)	(21,991,243)	—	(33,910,154)

Units outstanding at end of year	126,607,453	586,903,235	969,662,483	1,638,761	5,282,492,432

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  41

Statements of Changes in Net Assets

	VP	VP	VP	VP Mod	VP Mod
	Mod,	Mod Aggr,	Mod Aggr,	Conserv,	Conserv,
Year ended Dec. 31, 2013 (continued)	Cl 4	Cl 2	Cl 4	Cl 2	Cl 4

Operations

Investment income (loss) — net	$(107,059,588)	$(36,880,735)	$(56,926,863)	$(19,048,913)	$(32,316,791)
Net realized gain (loss) on sales of investments	224,389,295	47,462,511	326,410,587	62,603,782	180,009,045
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,010,995,692	518,229,728	598,261,192	66,578,931	50,632,841

Net increase (decrease) in net assets resulting from operations	1,128,325,399	528,811,504	867,744,916	110,133,800	198,325,095

Contract transactions

Contract purchase payments	51,000,989	136,172,301	46,146,012	75,508,842	14,232,610
Net transfers(1)	412,181,993	308,756,371	(553,429,442)	(325,502,907)	(626,164,296)
Transfers for policy loans	528,043	(153,820)	9,632	3,630	71,730
Adjustments to net assets allocated to contracts in payment period	(6,794,608)	(446,627)	(2,560,978)	(1,024,049)	(2,504,038)
Contract charges	(65,988,914)	(33,640,797)	(34,326,174)	(12,874,729)	(17,799,042)
Contract terminations:
Surrender benefits	(702,311,664)	(78,766,732)	(305,357,559)	(90,104,786)	(232,068,795)
Death benefits	(90,808,523)	(16,305,419)	(32,913,632)	(23,712,470)	(46,617,556)

Increase (decrease) from contract transactions	(402,192,684)	315,615,277	(882,432,141)	(377,706,469)	(910,849,387)

Net assets at beginning of year	10,944,927,529	3,350,869,877	5,959,829,735	1,972,535,988	3,653,172,043

Net assets at end of year	$11,671,060,244	$4,195,296,658	$5,945,142,510	$1,704,963,319	$2,940,647,751

Accumulation unit activity

Units outstanding at beginning of year	9,162,517,935	2,775,342,574	4,925,650,775	1,698,010,069	3,133,835,674
Contract purchase payments	40,684,208	105,988,654	35,662,265	63,974,483	11,884,536
Net transfers(1)	329,366,324	241,139,024	(402,498,996)	(271,462,948)	(521,041,196)
Transfers for policy loans	422,227	(117,972)	6,814	2,843	59,379
Contract charges	(52,433,032)	(25,914,383)	(26,414,995)	(10,746,040)	(14,821,653)
Contract terminations:
Surrender benefits	(557,961,256)	(60,341,407)	(234,543,508)	(75,059,563)	(193,052,269)
Death benefits	(72,208,513)	(12,394,750)	(25,274,908)	(19,833,952)	(38,882,735)

Units outstanding at end of year	8,850,387,893	3,023,701,740	4,272,587,447	1,384,884,892	2,377,981,736

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

42  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	VP Ptnrs	VP Pyrford	VP Sit	VP Vty
	Sm Cap Val,	Intl Eq,	Divd Gro,	Estb Val,	Wanger
Period ended Dec. 31, 2013 (continued)	Cl 3	Cl 2(2)	Cl 3	Cl 3	Intl

Operations

Investment income (loss) — net	$(1,246,358)	$130	$(394,178)	$(141,787)	$5,675,402
Net realized gain (loss) on sales of investments	11,564,138	171	2,730,440	819,331	9,348,851
Distributions from capital gains	—	—	—	—	22,333,670
Net change in unrealized appreciation or depreciation of investments	31,342,340	31,205	8,169,469	4,043,201	26,225,119

Net increase (decrease) in net assets resulting from operations	41,660,120	31,506	10,505,731	4,720,745	63,583,042

Contract transactions

Contract purchase payments	1,222,856	43,687	424,462	256,402	4,030,644
Net transfers(1)	(16,326,065)	751,646	(1,525,936)	952,698	(6,790,572)
Transfers for policy loans	17,496	(408)	4,481	1,025	58,465
Adjustments to net assets allocated to contracts in payment period	(73,507)	—	(17,147)	(4,996)	(82,398)
Contract charges	(319,931)	(42)	(124,777)	(13,865)	(351,801)
Contract terminations:
Surrender benefits	(14,887,029)	(7,892)	(3,668,101)	(1,603,580)	(33,098,561)
Death benefits	(1,091,239)	—	(348,196)	(108,869)	(2,397,708)

Increase (decrease) from contract transactions	(31,457,419)	786,991	(5,255,214)	(521,185)	(38,631,931)

Net assets at beginning of year	136,991,424	—	40,838,076	13,797,034	317,596,835

Net assets at end of year	$147,194,125	$818,497	$46,088,593	$17,996,594	$342,547,946

Accumulation unit activity

Units outstanding at beginning of year	69,565,877	—	39,258,276	9,679,705	137,800,675
Contract purchase payments	561,843	41,684	358,857	158,386	1,806,951
Net transfers(1)	(7,232,800)	743,107	(1,302,137)	555,829	(2,313,948)
Transfers for policy loans	7,227	(404)	4,006	1,447	22,581
Contract charges	(141,632)	(42)	(104,641)	(8,243)	(139,458)
Contract terminations:
Surrender benefits	(6,262,334)	(6,945)	(3,099,432)	(944,938)	(12,345,497)
Death benefits	(474,223)	—	(294,935)	(64,539)	(909,700)

Units outstanding at end of year	56,023,958	777,400	34,819,994	9,377,647	123,921,604

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  43

Statements of Changes in Net Assets

		WF Adv VT	WF Adv	WF Adv	WF Adv VT
	Wanger	Index Asset Alloc,	VT Intl Eq,	VT Opp,	Sm Cap Gro,
Year ended Dec. 31, 2013 (continued)	USA	Cl 2	Cl 2	Cl 2	Cl 2

Operations

Investment income (loss) — net	$(2,728,873)	$229,263	$606,334	$(498,054)	$(666,116)
Net realized gain (loss) on sales of investments	15,786,397	1,075,051	1,244,958	3,762,837	3,110,788
Distributions from capital gains	32,142,042	—	2,419,735	—	3,741,776
Net change in unrealized appreciation or depreciation of investments	58,853,478	3,741,002	4,001,060	14,771,841	22,342,123

Net increase (decrease) in net assets resulting from operations	104,053,044	5,045,316	8,272,087	18,036,624	28,528,571

Contract transactions

Contract purchase payments	4,250,592	281,781	628,492	2,016,326	2,788,308
Net transfers(1)	(18,019,394)	(597,784)	(4,302,466)	(4,673,827)	(2,540,112)
Transfers for policy loans	4,001	28,096	17,304	(6,611)	(23,861)
Adjustments to net assets allocated to contracts in payment period	(175,889)	5,793	(17,944)	13,446	(8,406)
Contract charges	(340,903)	(24,883)	(74,278)	(46,426)	(40,168)
Contract terminations:
Surrender benefits	(39,004,563)	(4,162,447)	(4,893,127)	(8,583,844)	(6,920,859)
Death benefits	(2,880,520)	(343,613)	(465,926)	(524,641)	(366,776)

Increase (decrease) from contract transactions	(56,166,676)	(4,813,057)	(9,107,945)	(11,805,577)	(7,111,874)

Net assets at beginning of year	343,871,742	28,892,653	49,421,445	66,546,973	63,273,528

Net assets at end of year	$391,758,110	$29,124,912	$48,585,587	$72,778,020	$84,690,225

Accumulation unit activity

Units outstanding at beginning of year	166,631,228	19,664,728	40,039,903	42,607,535	42,723,604
Contract purchase payments	1,942,792	175,149	496,740	1,267,802	1,575,473
Net transfers(1)	(7,158,642)	(361,831)	(3,404,399)	(2,628,768)	(1,757,978)
Transfers for policy loans	2,847	17,346	13,452	(3,543)	(13,884)
Contract charges	(143,470)	(15,551)	(60,299)	(25,955)	(21,980)
Contract terminations:
Surrender benefits	(15,648,774)	(2,572,722)	(3,526,630)	(4,703,032)	(3,755,895)
Death benefits	(1,204,354)	(216,528)	(336,429)	(296,004)	(197,061)

Units outstanding at end of year	144,421,627	16,690,591	33,222,338	36,218,035	38,552,279

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

44  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

Statement of Changes in Net Assets

WA Var Global
Hi Yd Bond,
Period ended Dec. 31, 2013 (continued)	Cl II(2)

Operations

Investment income (loss) — net	$156,418
Net realized gain (loss) on sales of investments	(5,473)
Distributions from capital gains	—
Net change in unrealized appreciation or depreciation of investments	(99,937)

Net increase (decrease) in net assets resulting from operations	51,008

Contract transactions

Contract purchase payments	486,220
Net transfers(1)	2,560,675
Transfers for policy loans	(555)
Adjustments to net assets allocated to contracts in payment period	—
Contract charges	(549)
Contract terminations:
Surrender benefits	(45,392)
Death benefits	—

Increase (decrease) from contract transactions	3,000,399

Net assets at beginning of year	—

Net assets at end of year	$3,051,407

Accumulation unit activity

Units outstanding at beginning of year	—
Contract purchase payments	484,538
Net transfers(1)	2,570,216
Transfers for policy loans	(577)
Contract charges	(549)
Contract terminations:
Surrender benefits	(44,520)
Death benefits	—

Units outstanding at end of year	3,009,108

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  45

Statements of Changes in Net Assets

	AB VPS Global	AB VPS	AB VPS	AC VP	AC VP
	Thematic Gro,	Gro & Inc,	Intl Val,	Intl,	Mid Cap Val,
Year ended Dec. 31, 2012	Cl B	Cl B	Cl B	Cl II	Cl II

Operations

Investment income (loss) — net	$(86,217)	$505,567	$943,803	$(56,808)	$377,150
Net realized gain (loss) on sales of investments	(43,083)	(921,040)	(18,454,379)	1,024,923	775,955
Distributions from capital gains	—	—	—	—	2,233,365
Net change in unrealized appreciation or depreciation of investments	1,266,117	16,947,214	45,443,074	6,328,052	2,265,079

Net increase (decrease) in net assets resulting from operations	1,136,817	16,531,741	27,932,498	7,296,167	5,651,549

Contract transactions

Contract purchase payments	209,287	1,411,444	3,910,635	515,781	564,673
Net transfers(1)	(2,118,119)	(5,875,048)	(28,434,630)	(4,447,525)	(62,222)
Transfers for policy loans	770	(18,825)	84,777	13,659	2,351
Adjustments to net assets allocated to contracts in payment period	(1,334)	25,053	(52,515)	(8,520)	(8,434)
Contract charges	(9,793)	(86,731)	(307,122)	(30,304)	(43,790)
Contract terminations:
Surrender benefits	(817,141)	(11,876,246)	(21,428,725)	(4,597,296)	(3,386,652)
Death benefits	(8,688)	(1,151,128)	(1,993,667)	(436,148)	(372,286)

Increase (decrease) from contract transactions	(2,745,018)	(17,571,481)	(48,221,247)	(8,990,353)	(3,306,360)

Net assets at beginning of year	10,182,902	107,039,433	236,221,327	40,921,816	38,863,019

Net assets at end of year	$8,574,701	$105,999,693	$215,932,578	$39,227,630	$41,208,208

Accumulation unit activity

Units outstanding at beginning of year	10,598,044	96,883,271	203,415,085	33,915,051	35,063,145
Contract purchase payments	201,584	1,164,626	3,674,043	390,293	446,984
Net transfers(1)	(2,045,756)	(4,646,325)	(23,384,819)	(3,361,206)	(31,415)
Transfers for policy loans	706	(14,841)	66,963	10,250	2,213
Contract charges	(9,453)	(71,055)	(245,686)	(23,215)	(36,197)
Contract terminations:
Surrender benefits	(791,299)	(9,648,433)	(16,707,045)	(3,489,500)	(2,938,252)
Death benefits	(8,779)	(939,827)	(1,706,232)	(340,007)	(306,661)

Units outstanding at end of year	7,945,047	82,727,416	165,112,309	27,101,666	32,199,817

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

46  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	AC VP	AC VP	BlackRock	Calvert	Col VP
	Ultra,	Val,	Global Alloc,	VP SRI	Bal,
Period ended Dec. 31, 2012 (continued)	Cl II	Cl II	Cl III(2)	Bal	Cl 3

Operations

Investment income (loss) — net	$(242,824)	$1,672,770	$129,765	$83,892	$(2,161,710)
Net realized gain (loss) on sales of investments	702,001	(2,642,546)	12,902	243,259	3,458,238
Distributions from capital gains	—	—	36,840	—	—
Net change in unrealized appreciation or depreciation of investments	2,802,864	25,591,487	242,216	1,944,162	25,206,058

Net increase (decrease) in net assets resulting from operations	3,262,041	24,621,711	421,723	2,271,313	26,502,586

Contract transactions

Contract purchase payments	492,535	5,075,012	1,266,850	458,705	3,603,078
Net transfers(1)	(657,760)	(8,898,101)	10,053,489	(99,710)	(4,446,351)
Transfers for policy loans	10,015	49,303	(2,311)	4,073	66,186
Adjustments to net assets allocated to contracts in payment period	(503)	(26,485)	33,778	(8,210)	(419,953)
Contract charges	(25,886)	(143,640)	(2,801)	(22,577)	(172,554)
Contract terminations:
Surrender benefits	(2,295,969)	(18,059,699)	(392,697)	(2,306,698)	(20,519,670)
Death benefits	(179,766)	(1,846,467)	(10,149)	(102,964)	(3,955,729)

Increase (decrease) from contract transactions	(2,657,334)	(23,850,077)	10,946,159	(2,077,381)	(25,844,993)

Net assets at beginning of year	25,617,504	188,948,350	—	23,915,287	211,287,824

Net assets at end of year	$26,222,211	$189,719,984	$11,367,882	$24,109,219	$211,945,417

Accumulation unit activity

Units outstanding at beginning of year	24,049,782	140,722,536	—	21,308,769	156,898,748
Contract purchase payments	405,515	3,862,905	1,267,196	375,420	2,568,741
Net transfers(1)	(517,998)	(5,561,062)	10,148,466	(69,824)	(3,606,766)
Transfers for policy loans	8,554	30,488	(2,355)	3,457	30,256
Contract charges	(21,979)	(98,626)	(2,780)	(18,751)	(117,853)
Contract terminations:
Surrender benefits	(1,950,631)	(12,030,883)	(387,377)	(1,909,180)	(13,962,892)
Death benefits	(156,555)	(1,302,178)	(9,957)	(83,414)	(2,803,442)

Units outstanding at end of year	21,816,688	125,623,180	11,013,193	19,606,477	139,006,792

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  47

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Cash Mgmt,	Div Bond,	Divd Opp,	Emer Mkts,	Global Bond,
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$(3,012,129)	$29,860,466	$(6,894,513)	$(1,558,504)	$5,895,703
Net realized gain (loss) on sales of investments	37,181	8,842,774	18,312,154	7,316,070	4,803,366
Distributions from capital gains	—	26,128,545	—	6,155,220	1,788,655
Net change in unrealized appreciation or depreciation of investments	(37,242)	(269,237)	82,437,103	36,274,035	5,448,099

Net increase (decrease) in net assets resulting from operations	(3,012,190)	64,562,548	93,854,744	48,186,821	17,935,823

Contract transactions

Contract purchase payments	17,149,735	11,112,224	10,924,407	4,456,206	3,384,037
Net transfers(1)	(22,855,834)	31,027,011	(81,608,611)	(23,876,908)	(13,865,435)
Transfers for policy loans	334,584	105,982	293,084	124,271	77,135
Adjustments to net assets allocated to contracts in payment period	(1,342,433)	(751,859)	(492,992)	(36,170)	(68,790)
Contract charges	(280,577)	(1,074,426)	(696,076)	(318,386)	(354,442)
Contract terminations:
Surrender benefits	(76,865,493)	(105,338,691)	(76,724,238)	(26,760,396)	(34,243,547)
Death benefits	(5,775,198)	(13,841,929)	(7,902,232)	(1,858,118)	(4,610,831)

Increase (decrease) from contract transactions	(89,635,216)	(78,761,688)	(156,206,658)	(48,269,501)	(49,681,873)

Net assets at beginning of year	387,974,236	1,017,798,746	770,563,042	272,219,219	357,712,168

Net assets at end of year	$295,326,830	$1,003,599,606	$708,211,128	$272,136,539	$325,966,118

Accumulation unit activity

Units outstanding at beginning of year	335,562,699	642,765,007	533,664,505	148,253,781	208,801,446
Contract purchase payments	15,490,669	7,236,358	7,441,680	2,410,210	2,058,581
Net transfers(1)	(21,513,103)	18,565,015	(52,210,359)	(12,051,537)	(8,157,280)
Transfers for policy loans	282,546	62,466	169,634	68,362	40,368
Contract charges	(243,207)	(668,324)	(466,893)	(157,509)	(206,161)
Contract terminations:
Surrender benefits	(66,591,588)	(62,925,269)	(47,286,502)	(13,103,247)	(18,877,138)
Death benefits	(5,220,553)	(8,704,919)	(5,065,635)	(949,697)	(2,733,277)

Units outstanding at end of year	257,767,463	596,330,334	436,246,430	124,470,363	180,926,539

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

48  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Hi Yield Bond,	Inc Opp,	Intl Opp,	Lg Cap Gro,	Lg Core Quan,
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$28,990,625	$12,241,024	$526,344	$(1,085,615)	$(3,846,439)
Net realized gain (loss) on sales of investments	3,854,383	1,340,601	1,074,559	394,666	138,455
Distributions from capital gains	—	4,407,781	—	—	—
Net change in unrealized appreciation or depreciation of investments	28,990,865	9,821,379	14,086,091	22,786,646	51,416,258

Net increase (decrease) in net assets resulting from operations	61,835,873	27,810,785	15,686,994	22,095,697	47,708,274

Contract transactions

Contract purchase payments	4,812,200	2,271,338	1,637,660	1,922,876	5,707,761
Net transfers(1)	6,124,901	16,218,310	(11,049,252)	(8,495,453)	(18,098,100)
Transfers for policy loans	59,237	1,566	138,299	109,219	471,026
Adjustments to net assets allocated to contracts in payment period	(356,282)	150,142	(99,959)	(65,696)	(608,613)
Contract charges	(273,723)	(278,123)	(87,062)	(139,218)	(790,551)
Contract terminations:
Surrender benefits	(47,993,025)	(21,470,037)	(11,700,525)	(12,285,433)	(40,980,079)
Death benefits	(5,735,322)	(2,389,397)	(1,151,259)	(894,003)	(3,813,734)

Increase (decrease) from contract transactions	(43,362,014)	(5,496,201)	(22,312,098)	(19,847,708)	(58,112,290)

Net assets at beginning of year	439,609,364	200,838,752	106,020,712	120,479,105	384,118,754

Net assets at end of year	$458,083,223	$223,153,336	$99,395,608	$122,727,094	$373,714,738

Accumulation unit activity

Units outstanding at beginning of year	242,258,810	131,374,587	101,841,682	183,233,997	398,158,310
Contract purchase payments	2,614,512	1,412,252	1,451,800	2,489,558	5,203,540
Net transfers(1)	3,819,171	10,169,443	(10,309,280)	(11,718,028)	(18,691,867)
Transfers for policy loans	30,760	1,106	121,178	153,567	387,204
Contract charges	(141,857)	(171,363)	(78,133)	(183,968)	(777,478)
Contract terminations:
Surrender benefits	(24,290,786)	(13,026,683)	(10,288,334)	(16,402,679)	(38,022,181)
Death benefits	(2,974,205)	(1,470,328)	(1,020,449)	(1,208,412)	(3,704,740)

Units outstanding at end of year	221,316,405	128,289,014	81,718,464	156,364,035	342,552,788

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  49

Statements of Changes in Net Assets

		Col VP	Col VP	Col VP
	Col VP	Marsico	Mid Cap	Mid Cap	Col VP
	Marsico Gro,	Intl Opp,	Gro Opp,	Val Opp,	S&P 500,
Year ended Dec. 31, 2012 (continued)	Cl 1	Cl 2	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$(400,604)	$1,253	$(936,705)	$(752,043)	$(1,191,161)
Net realized gain (loss) on sales of investments	9,740,971	(4,634,412)	3,849,173	(653,920)	5,280,870
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	11,330,902	11,952,584	6,875,079	14,998,190	14,181,827

Net increase (decrease) in net assets resulting from operations	20,671,269	7,319,425	9,787,547	13,592,227	18,271,536

Contract transactions

Contract purchase payments	2,764,904	1,623,534	1,446,990	1,387,623	4,331,597
Net transfers(1)	(22,819,241)	(8,923,266)	(10,864,819)	(13,926,212)	(2,539,572)
Transfers for policy loans	11,015	14,740	100,695	22,504	47,229
Adjustments to net assets allocated to contracts in payment period	(29,992)	(20,012)	(82,281)	(5,730)	(61,149)
Contract charges	(231,651)	(35,874)	(93,666)	(71,627)	(103,777)
Contract terminations:
Surrender benefits	(17,330,025)	(3,551,326)	(10,843,635)	(7,216,813)	(14,460,953)
Death benefits	(1,360,436)	(216,114)	(853,528)	(691,050)	(1,173,566)

Increase (decrease) from contract transactions	(38,995,426)	(11,108,318)	(21,190,244)	(20,501,305)	(13,960,191)

Net assets at beginning of year	185,686,417	49,130,956	98,157,686	85,947,883	129,621,631

Net assets at end of year	$167,362,260	$45,342,063	$86,754,989	$79,038,805	$133,932,976

Accumulation unit activity

Units outstanding at beginning of year	174,066,949	56,806,756	83,644,662	74,819,732	134,954,041
Contract purchase payments	2,327,129	1,692,596	1,160,174	1,155,982	3,924,497
Net transfers(1)	(19,381,209)	(9,579,251)	(8,324,426)	(11,045,902)	(2,559,326)
Transfers for policy loans	8,204	15,982	85,648	16,627	45,232
Contract charges	(194,758)	(38,311)	(74,195)	(57,294)	(98,440)
Contract terminations:
Surrender benefits	(14,862,163)	(3,863,988)	(8,513,321)	(5,545,340)	(13,785,227)
Death benefits	(1,165,028)	(229,445)	(676,992)	(555,693)	(1,105,384)

Units outstanding at end of year	140,799,124	44,804,339	67,301,550	58,788,112	121,375,393

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

50  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Col VP Select	Col VP Select	Col VP	CS	DWS Alt Asset
	Lg Cap Val,	Sm Cap Val,	US Govt Mtge,	Commodity	Alloc VIP,
Period ended Dec. 31, 2012 (continued)	Cl 3	Cl 3	Cl 3	Return	Cl B(2)

Operations

Investment income (loss) — net	$(227,956)	$(438,135)	$53,293	$(736,864)	$(22,567)
Net realized gain (loss) on sales of investments	881,928	160,241	986,544	(6,042,511)	4,521
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	3,437,791	8,202,024	665,950	4,469,156	200,365

Net increase (decrease) in net assets resulting from operations	4,091,763	7,924,130	1,705,787	(2,310,219)	182,319

Contract transactions

Contract purchase payments	291,546	781,140	4,239,067	1,436,443	692,317
Net transfers(1)	(986,335)	(5,501,215)	(2,986,339)	(6,443,194)	7,441,598
Transfers for policy loans	12,970	3,791	26,285	9,096	533
Adjustments to net assets allocated to contracts in payment period	(1,947)	(16,779)	(97,389)	(19,209)	9,124
Contract charges	(17,702)	(42,177)	(157,816)	(52,203)	(1,389)
Contract terminations:
Surrender benefits	(2,552,431)	(5,107,094)	(30,511,793)	(7,831,968)	(176,429)
Death benefits	(228,850)	(366,711)	(3,448,635)	(569,711)	—

Increase (decrease) from contract transactions	(3,482,749)	(10,249,045)	(32,936,620)	(13,470,746)	7,965,754

Net assets at beginning of year	24,665,890	50,870,690	261,926,797	88,474,347	—

Net assets at end of year	$25,274,904	$48,545,775	$230,695,964	$72,693,382	$8,148,073

Accumulation unit activity

Units outstanding at beginning of year	21,869,264	33,500,716	204,129,898	99,282,625	—
Contract purchase payments	241,712	506,180	3,545,613	1,610,290	713,641
Net transfers(1)	(689,091)	(3,266,824)	(1,975,013)	(7,309,638)	7,602,746
Transfers for policy loans	10,116	2,001	16,614	10,391	541
Contract charges	(14,390)	(25,398)	(122,539)	(58,970)	(1,410)
Contract terminations:
Surrender benefits	(2,023,291)	(2,942,015)	(23,370,456)	(8,842,786)	(177,911)
Death benefits	(184,102)	(221,669)	(2,687,181)	(644,405)	—

Units outstanding at end of year	19,210,218	27,552,991	179,536,936	84,047,507	8,137,607

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  51

Statements of Changes in Net Assets

	EV VT	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Floating-Rate	Contrafund,	Gro & Inc,	Mid Cap,	Overseas,
Year ended Dec. 31, 2012 (continued)	Inc	Serv Cl 2	Serv Cl 2	Serv Cl 2	Serv Cl 2

Operations

Investment income (loss) — net	$8,011,645	$775,493	$1,510,336	$(2,697,556)	$594,146
Net realized gain (loss) on sales of investments	744,498	(2,697,046)	2,132,024	15,683,312	(2,684,722)
Distributions from capital gains	2,828,139	—	64,736	39,326,965	263,101
Net change in unrealized appreciation or depreciation of investments	3,511,096	64,573,543	18,360,903	15,133,447	16,559,902

Net increase (decrease) in net assets resulting from operations	15,095,378	62,651,990	22,067,999	67,446,168	14,732,427

Contract transactions

Contract purchase payments	2,904,905	11,951,795	1,663,297	10,735,423	1,440,279
Net transfers(1)	6,232,092	(31,693,622)	(8,473,295)	(62,668,075)	(11,656,019)
Transfers for policy loans	11,246	53,819	26,560	70,671	31,854
Adjustments to net assets allocated to contracts in payment period	(38,521)	(42,849)	(49,889)	(306,374)	(24,067)
Contract charges	(217,434)	(312,183)	(115,812)	(514,900)	(63,626)
Contract terminations:
Surrender benefits	(25,903,213)	(41,172,635)	(13,909,008)	(45,462,644)	(7,633,356)
Death benefits	(3,206,413)	(3,703,225)	(1,395,201)	(4,369,463)	(738,355)

Increase (decrease) from contract transactions	(20,217,338)	(64,918,900)	(22,253,348)	(102,515,362)	(18,643,290)

Net assets at beginning of year	252,208,109	431,773,288	134,697,014	527,033,032	84,069,312

Net assets at end of year	$247,086,149	$429,506,378	$134,511,665	$491,963,838	$80,158,449

Accumulation unit activity

Units outstanding at beginning of year	214,406,518	414,277,574	115,743,747	279,200,512	73,792,598
Contract purchase payments	2,393,372	10,234,461	1,279,277	6,256,823	1,216,245
Net transfers(1)	4,752,304	(27,560,465)	(6,565,649)	(30,508,056)	(9,438,088)
Transfers for policy loans	9,281	45,772	20,566	28,564	25,098
Contract charges	(178,582)	(270,367)	(89,950)	(250,769)	(50,636)
Contract terminations:
Surrender benefits	(21,217,705)	(36,005,291)	(10,767,185)	(20,844,815)	(5,902,009)
Death benefits	(2,642,079)	(3,233,772)	(1,085,143)	(2,127,857)	(594,683)

Units outstanding at end of year	197,523,109	357,487,912	98,535,663	231,754,402	59,048,525

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

52  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	FTVIPT Frank	FTVIPT Frank	FTVIPT Frank	GS VIT	GS VIT U.S.
	Global Real Est,	Sm Cap Val,	Mutual Shares,	Mid Cap Val,	Eq Insights,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 2	Cl 2	Inst	Inst

Operations

Investment income (loss) — net	$(1,325,122)	$(143,047)	$1,578,426	$573,562	$1,225,570
Net realized gain (loss) on sales of investments	(11,732,143)	6,023,182	(595,394)	1,533,211	(110,746)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	48,187,345	17,830,486	16,728,967	37,616,461	17,015,835

Net increase (decrease) in net assets resulting from operations	35,130,080	23,710,621	17,711,999	39,723,234	18,130,659

Contract transactions

Contract purchase payments	2,482,576	3,086,159	3,461,341	2,469,716	1,510,286
Net transfers(1)	(6,598,706)	(18,913,991)	(15,026,237)	(27,882,780)	(10,726,919)
Transfers for policy loans	53,873	43,134	3,298	(15,236)	37,566
Adjustments to net assets allocated to contracts in payment period	(38,293)	97,015	(47,574)	(82,051)	33,008
Contract charges	(123,956)	(99,598)	(97,487)	(270,333)	(328,213)
Contract terminations:
Surrender benefits	(13,606,794)	(13,780,056)	(11,804,635)	(26,796,045)	(13,246,488)
Death benefits	(1,204,299)	(1,307,579)	(1,558,691)	(2,032,043)	(1,162,757)

Increase (decrease) from contract transactions	(19,035,599)	(30,874,916)	(25,069,985)	(54,608,772)	(23,883,517)

Net assets at beginning of year	141,421,973	153,562,279	143,695,608	248,013,796	140,631,286

Net assets at end of year	$157,516,454	$146,397,984	$136,337,622	$233,128,258	$134,878,428

Accumulation unit activity

Units outstanding at beginning of year	92,120,697	78,143,554	119,594,460	99,503,413	141,994,411
Contract purchase payments	1,630,830	1,970,523	2,889,911	938,486	1,386,801
Net transfers(1)	(3,216,724)	(9,230,365)	(11,423,990)	(10,227,611)	(9,809,030)
Transfers for policy loans	25,723	15,160	(2,489)	(1,929)	34,607
Contract charges	(70,096)	(47,697)	(75,581)	(99,500)	(300,752)
Contract terminations:
Surrender benefits	(7,170,188)	(6,087,973)	(8,859,039)	(9,778,478)	(12,213,822)
Death benefits	(656,687)	(613,775)	(1,255,060)	(757,260)	(1,082,824)

Units outstanding at end of year	82,663,555	64,149,427	100,868,212	79,577,121	120,009,391

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  53

Statements of Changes in Net Assets

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Am Fran,	Comstock,	Div Divd,	Global Hlth,	Intl Gro,
Period ended Dec. 31, 2012 (continued)	Ser II(2)	Ser II	Ser I	Ser II	Ser II

Operations

Investment income (loss) — net	$(460,502)	$1,265,942	$189,132	$(235,435)	$359,995
Net realized gain (loss) on sales of investments	(439,174)	711,406	98,553	591,759	1,265,822
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,980,428)	33,669,078	2,083,144	4,164,068	11,195,754

Net increase (decrease) in net assets resulting from operations	(2,880,104)	35,646,426	2,370,829	4,520,392	12,821,571

Contract transactions

Contract purchase payments	373,634	2,340,848	256,033	381,119	1,398,897
Net transfers(1)	85,865,514	(24,099,877)	2,512,995	1,051,431	(6,475,074)
Transfers for policy loans	7,880	35,411	(1,036)	(20,562)	35,229
Adjustments to net assets allocated to contracts in payment period	9,288	(38,104)	4,474	33,460	(10,383)
Contract charges	(259,988)	(550,725)	(11,717)	(21,023)	(112,423)
Contract terminations:
Surrender benefits	(4,272,394)	(16,862,456)	(1,784,839)	(1,908,928)	(8,570,067)
Death benefits	(432,929)	(1,767,720)	(75,593)	(99,306)	(759,874)

Increase (decrease) from contract transactions	81,291,005	(40,942,623)	900,317	(583,809)	(14,493,695)

Net assets at beginning of year	—	213,630,048	12,873,244	23,253,129	96,505,294

Net assets at end of year	$78,410,901	$208,333,851	$16,144,390	$27,189,712	$94,833,170

Accumulation unit activity

Units outstanding at beginning of year	—	184,224,749	14,025,198	21,100,384	78,212,612
Contract purchase payments	395,304	1,881,064	256,886	305,158	1,079,170
Net transfers(1)	85,857,287	(18,686,298)	2,511,860	883,669	(4,911,757)
Transfers for policy loans	8,391	26,069	(1,155)	(16,593)	25,646
Contract charges	(274,949)	(425,178)	(11,599)	(16,993)	(86,633)
Contract terminations:
Surrender benefits	(4,505,296)	(13,024,031)	(1,769,630)	(1,551,235)	(6,356,201)
Death benefits	(452,991)	(1,376,448)	(76,819)	(80,523)	(575,222)

Units outstanding at end of year	81,027,746	152,619,927	14,934,741	20,623,867	67,387,615

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 27, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

54  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Invesco VI	Invesco VI	Invesco VI	Janus Aspen	Janus Aspen
	Mid Cap Gro,	Mid Cap Gro,	Tech,	Gbl Alloc Mod,	Global Tech,
Period ended Dec. 31, 2012 (continued)	Ser I(2)	Ser II(2)	Ser I	Serv(3)	Serv

Operations

Investment income (loss) — net	$(90,403)	$(127,190)	$(235,747)	$5,162	$(150,266)
Net realized gain (loss) on sales of investments	(130,466)	(205,210)	1,788,956	1,755	581,137
Distributions from capital gains	4,955	6,648	—	3,395	—
Net change in unrealized appreciation or depreciation of investments	(264,938)	(344,927)	1,305,337	8,529	2,576,648

Net increase (decrease) in net assets resulting from operations	(480,852)	(670,679)	2,858,546	18,841	3,007,519

Contract transactions

Contract purchase payments	140,845	264,058	405,359	34,268	219,804
Net transfers(1)	16,835,309	22,651,067	(1,597,035)	419,111	(1,570,460)
Transfers for policy loans	10,404	(9,321)	(6,397)	—	14,243
Adjustments to net assets allocated to contracts in payment period	65,961	11,224	(112)	—	(4,624)
Contract charges	(7,388)	(10,017)	(59,144)	(11)	(11,772)
Contract terminations:
Surrender benefits	(1,300,252)	(1,663,513)	(2,881,378)	(14,923)	(1,968,120)
Death benefits	(150,329)	(120,909)	(162,314)	—	(137,034)

Increase (decrease) from contract transactions	15,594,550	21,122,589	(4,301,021)	438,445	(3,457,963)

Net assets at beginning of year	—	—	27,144,888	—	17,444,986

Net assets at end of year	$15,113,698	$20,451,910	$25,702,413	$457,286	$16,994,542

Accumulation unit activity

Units outstanding at beginning of year	—	—	32,295,781	—	34,118,371
Contract purchase payments	149,674	279,107	426,449	32,336	381,650
Net transfers(1)	16,782,020	22,550,571	(1,643,965)	420,979	(2,731,934)
Transfers for policy loans	11,075	(9,398)	(6,691)	—	25,159
Contract charges	(7,810)	(10,593)	(63,399)	(11)	(20,335)
Contract terminations:
Surrender benefits	(1,375,718)	(1,757,069)	(3,084,110)	(14,183)	(3,389,431)
Death benefits	(158,496)	(128,105)	(181,705)	—	(247,223)

Units outstanding at end of year	15,400,745	20,924,513	27,742,360	439,121	28,136,257

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 27, 2012 (commencement of operations) to Dec. 31, 2012.

(3)	For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  55

Statements of Changes in Net Assets

	Janus Aspen	Janus Aspen	MFS Inv	MFS	MFS
	Janus,	Overseas,	Gro Stock,	New Dis,	Utilities,
Year ended Dec. 31, 2012 (continued)	Serv	Serv	Serv Cl	Serv Cl	Serv Cl

Operations

Investment income (loss) — net	$(279,033)	$(203,496)	$(484,021)	$(482,326)	$13,289,554
Net realized gain (loss) on sales of investments	2,127,787	925,849	2,396,301	720,246	3,765,785
Distributions from capital gains	1,007,953	8,437,952	3,603,337	5,254,319	—
Net change in unrealized appreciation or depreciation of investments	6,727,572	(108,913)	5,147,807	4,808,626	10,835,655

Net increase (decrease) in net assets resulting from operations	9,584,279	9,051,392	10,663,424	10,300,865	27,890,994

Contract transactions

Contract purchase payments	1,056,994	918,009	1,070,457	636,743	6,472,624
Net transfers(1)	(6,730,728)	(15,357,895)	(1,476,143)	(7,057,856)	(11,911,170)
Transfers for policy loans	18,965	16,487	(2,450)	(13,252)	6,402
Adjustments to net assets allocated to contracts in payment period	(1,758)	(46,198)	(13,922)	(5,156)	22,892
Contract charges	(133,190)	(44,782)	(53,750)	(42,764)	(169,597)
Contract terminations:
Surrender benefits	(4,870,731)	(11,579,038)	(7,806,065)	(6,254,871)	(21,129,459)
Death benefits	(614,080)	(525,341)	(561,856)	(329,378)	(2,974,721)

Increase (decrease) from contract transactions	(11,274,528)	(26,618,758)	(8,843,729)	(13,066,534)	(29,683,029)

Net assets at beginning of year	58,201,899	85,783,467	70,257,234	55,683,183	241,228,781

Net assets at end of year	$56,511,650	$68,216,101	$72,076,929	$52,917,514	$239,436,746

Accumulation unit activity

Units outstanding at beginning of year	64,495,877	70,950,056	89,085,787	47,311,942	121,679,827
Contract purchase payments	1,037,784	706,999	1,121,597	465,097	3,499,001
Net transfers(1)	(6,609,220)	(11,928,494)	(2,161,548)	(5,367,980)	(5,118,185)
Transfers for policy loans	18,557	12,521	170	(10,712)	(3,424)
Contract charges	(131,314)	(34,794)	(60,794)	(32,081)	(82,153)
Contract terminations:
Surrender benefits	(4,784,799)	(8,960,428)	(9,159,908)	(4,678,399)	(9,700,050)
Death benefits	(605,059)	(424,119)	(611,055)	(236,364)	(1,421,976)

Units outstanding at end of year	53,421,826	50,321,741	78,214,249	37,451,503	108,853,040

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

56  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	MS UIF Global	MS UIF	NB AMT	Oppen	Oppen Global
	Real Est,	Mid Cap Gro,	Intl Eq,	Global VA,	Strategic Inc VA,
Year ended Dec. 31, 2012 (continued)	Cl II	Cl II	Cl S	Serv	Srv

Operations

Investment income (loss) — net	$(228,972)	$(514,156)	$(18,191)	$921,953	$39,219,998
Net realized gain (loss) on sales of investments	11,287	(475,352)	(621,890)	(128,789)	8,485,938
Distributions from capital gains	—	6,826,382	—	—	9,009,884
Net change in unrealized appreciation or depreciation of investments	15,853,782	(1,829,908)	3,579,774	15,632,054	38,652,915

Net increase (decrease) in net assets resulting from operations	15,636,097	4,006,966	2,939,693	16,425,218	95,368,735

Contract transactions

Contract purchase payments	949,289	1,843,128	276,572	3,047,045	9,024,356
Net transfers(1)	(2,607,613)	(14,949,180)	(1,919,664)	(9,383,623)	(25,538,145)
Transfers for policy loans	(3,128)	8,029	1,134	(6,395)	13,346
Adjustments to net assets allocated to contracts in payment period	(126,271)	(33,349)	11,301	(35,143)	(68,858)
Contract charges	(57,578)	(39,638)	(36,794)	(60,629)	(767,303)
Contract terminations:
Surrender benefits	(6,014,433)	(4,757,391)	(1,460,923)	(6,423,035)	(80,474,890)
Death benefits	(543,639)	(321,293)	(132,671)	(898,412)	(11,290,074)

Increase (decrease) from contract transactions	(8,403,373)	(18,249,694)	(3,261,045)	(13,760,192)	(109,101,568)

Net assets at beginning of year	57,824,305	58,188,777	18,305,505	89,944,701	836,908,170

Net assets at end of year	$65,057,029	$43,946,049	$17,984,153	$92,609,727	$823,175,337

Accumulation unit activity

Units outstanding at beginning of year	61,295,983	47,463,286	22,062,692	70,702,104	601,875,970
Contract purchase payments	867,508	1,376,088	298,106	2,402,612	6,196,982
Net transfers(1)	(2,446,876)	(11,617,434)	(2,130,101)	(6,680,834)	(17,719,602)
Transfers for policy loans	(2,703)	5,778	1,658	(5,175)	8,839
Contract charges	(52,766)	(30,181)	(40,571)	(44,044)	(519,622)
Contract terminations:
Surrender benefits	(5,531,347)	(3,674,036)	(1,641,967)	(4,521,784)	(53,948,419)
Death benefits	(505,285)	(249,247)	(149,151)	(666,244)	(7,717,219)

Units outstanding at end of year	53,624,514	33,274,254	18,400,666	61,186,635	528,176,929

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  57

Statements of Changes in Net Assets

			PIMCO
	Oppen Main St	PIMCO	VIT Glb MA	Put VT	Put VT
	Sm Cap VA,	VIT All Asset,	Man Alloc,	Global Hlth Care,	Intl Eq,
Period ended Dec. 31, 2012 (continued)	Serv	Advisor Cl	Adv Cl(2)	Cl IB	Cl IB

Operations

Investment income (loss) — net	$(366,133)	$10,956,645	$34,284	$85,863	$310,972
Net realized gain (loss) on sales of investments	1,581,146	148,117	2,055	199,284	(1,575,355)
Distributions from capital gains	—	—	12,843	1,578,711	—
Net change in unrealized appreciation or depreciation of investments	8,448,040	23,405,916	56,824	1,693,697	5,385,064

Net increase (decrease) in net assets resulting from operations	9,663,053	34,510,678	106,006	3,557,555	4,120,681

Contract transactions

Contract purchase payments	1,757,261	8,400,304	376,685	316,743	275,236
Net transfers(1)	(4,919,337)	34,241,288	2,938,955	(1,646,528)	(2,713,233)
Transfers for policy loans	9,769	99,701	488	2,923	(16,006)
Adjustments to net assets allocated to contracts in payment period	5,235	162,367	—	(2,934)	(2,701)
Contract charges	(45,395)	(248,765)	(366)	(17,368)	(16,537)
Contract terminations:
Surrender benefits	(4,901,464)	(22,288,637)	(62,610)	(1,615,302)	(2,630,743)
Death benefits	(440,999)	(2,305,456)	(4,540)	(170,836)	(103,528)

Increase (decrease) from contract transactions	(8,534,930)	18,060,802	3,248,612	(3,133,302)	(5,207,512)

Net assets at beginning of year	61,074,608	245,928,557	—	18,079,489	22,088,397

Net assets at end of year	$62,202,731	$298,500,037	$3,354,618	$18,503,742	$21,001,566

Accumulation unit activity

Units outstanding at beginning of year	48,318,473	192,032,118	—	16,107,844	20,339,219
Contract purchase payments	1,349,688	6,336,874	373,078	250,394	218,715
Net transfers(1)	(3,486,953)	24,780,017	2,943,936	(1,334,735)	(2,260,440)
Transfers for policy loans	6,719	73,554	481	1,867	(13,078)
Contract charges	(32,618)	(181,414)	(367)	(13,781)	(13,888)
Contract terminations:
Surrender benefits	(3,415,544)	(16,300,906)	(61,104)	(1,274,039)	(2,184,305)
Death benefits	(307,559)	(1,697,328)	(4,568)	(138,668)	(86,111)

Units outstanding at end of year	42,432,206	205,042,915	3,251,456	13,598,882	16,000,112

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

58  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Put VT	VP	VP	VP BR Gl	VP
	Multi-Cap Gro,	Aggr,	Aggr,	Infl Prot Sec,	Conserv,
Year ended Dec. 31, 2012 (continued)	Cl IB	Cl 2	Cl 4	Cl 3	Cl 2

Operations

Investment income (loss) — net	$(155,773)	$(7,674,309)	$(14,352,981)	$9,107,472	$(8,065,480)
Net realized gain (loss) on sales of investments	911,780	4,795,767	59,222,666	178,782	6,402,307
Distributions from capital gains	—	—	—	3,219,948	—
Net change in unrealized appreciation or depreciation of investments	3,133,386	91,313,090	145,997,903	(619,035)	46,459,634

Net increase (decrease) in net assets resulting from operations	3,889,393	88,434,548	190,867,588	11,887,167	44,796,461

Contract transactions

Contract purchase payments	491,082	133,967,462	20,997,404	1,879,579	100,317,018
Net transfers(1)	(2,005,761)	(13,030,448)	(238,691,853)	(3,781,534)	243,782,216
Transfers for policy loans	12,780	7,650	(91,313)	(5,984)	86,056
Adjustments to net assets allocated to contracts in payment period	(4,252)	(12,314)	(912,352)	(7,259)	(164,857)
Contract charges	(25,020)	(5,916,139)	(8,865,145)	(480,058)	(4,798,854)
Contract terminations:
Surrender benefits	(3,226,559)	(12,553,596)	(66,009,124)	(24,467,784)	(40,540,249)
Death benefits	(160,708)	(4,708,025)	(4,584,060)	(3,124,101)	(11,030,628)

Increase (decrease) from contract transactions	(4,918,438)	97,754,590	(298,156,443)	(29,987,141)	287,650,702

Net assets at beginning of year	25,683,972	659,813,283	1,596,561,171	268,441,461	634,318,974

Net assets at end of year	$24,654,927	$846,002,421	$1,489,272,316	$250,341,487	$966,766,137

Accumulation unit activity

Units outstanding at beginning of year	24,076,778	612,448,732	1,479,263,646	202,744,871	593,897,374
Contract purchase payments	412,064	115,326,039	18,020,405	1,396,077	91,193,666
Net transfers(1)	(1,682,139)	(10,697,285)	(204,439,377)	(2,763,061)	218,248,887
Transfers for policy loans	11,216	8,190	(79,911)	(4,546)	77,243
Contract charges	(20,995)	(5,078,245)	(7,613,369)	(353,959)	(4,303,898)
Contract terminations:
Surrender benefits	(2,709,707)	(10,755,108)	(56,557,397)	(18,042,866)	(36,456,171)
Death benefits	(134,105)	(4,072,153)	(3,925,777)	(2,314,104)	(9,905,151)

Units outstanding at end of year	19,953,112	697,180,170	1,224,668,220	180,662,412	852,751,950

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  59

Statements of Changes in Net Assets

	VP	VP	VP	VP	VP
	Conserv,	Mod,	Mod,	Mod Aggr,	Mod Aggr,
Year ended Dec. 31, 2012 (continued)	Cl 4	Cl 2	Cl 4	Cl 2	Cl 4

Operations

Investment income (loss) — net	$(16,398,722)	$(55,455,553)	$(103,110,328)	$(31,161,680)	$(57,528,402)
Net realized gain (loss) on sales of investments	19,899,825	17,954,379	150,324,681	17,949,105	188,546,467
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	98,300,203	519,855,907	971,622,712	327,210,835	538,744,942

Net increase (decrease) in net assets resulting from operations	101,801,306	482,354,733	1,018,837,065	313,998,260	669,763,007

Contract transactions

Contract purchase payments	10,230,485	942,404,723	75,525,133	541,709,202	65,420,357
Net transfers(1)	364,936,796	426,326,042	112,402,482	(70,862,589)	(723,819,904)
Transfers for policy loans	60,712	(191,982)	298,231	(26,818)	(110,231)
Adjustments to net assets allocated to contracts in payment period	(2,551,520)	(1,400,634)	(8,213,096)	(127,467)	(2,367,350)
Contract charges	(9,736,451)	(41,139,387)	(61,889,916)	(25,329,182)	(35,176,413)
Contract terminations:
Surrender benefits	(139,345,150)	(134,466,171)	(667,021,422)	(53,989,363)	(296,572,098)
Death benefits	(25,797,567)	(31,222,884)	(94,875,129)	(8,803,897)	(30,334,129)

Increase (decrease) from contract transactions	197,797,305	1,160,309,707	(643,773,717)	382,569,886	(1,022,959,768)

Net assets at beginning of year	1,616,062,476	4,423,892,544	10,569,864,181	2,654,301,731	6,313,026,496

Net assets at end of year	$1,915,661,087	$6,066,556,984	$10,944,927,529	$3,350,869,877	$5,959,829,735

Accumulation unit activity

Units outstanding at beginning of year	1,512,637,106	4,072,927,735	9,718,866,971	2,443,393,783	5,802,273,051
Contract purchase payments	9,265,159	824,547,530	65,653,139	468,230,739	56,274,766
Net transfers(1)	323,077,489	370,159,211	92,249,145	(60,468,325)	(621,933,925)
Transfers for policy loans	54,177	(168,223)	258,682	(24,597)	(94,961)
Contract charges	(8,762,358)	(35,550,343)	(53,631,262)	(21,750,357)	(30,244,711)
Contract terminations:
Surrender benefits	(125,589,831)	(116,210,455)	(578,527,983)	(46,460,528)	(254,654,727)
Death benefits	(23,313,437)	(27,089,661)	(82,350,757)	(7,578,141)	(25,968,718)

Units outstanding at end of year	1,687,368,305	5,088,615,794	9,162,517,935	2,775,342,574	4,925,650,775

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

60  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	VP Mod	VP Mod	VP Ptnrs	VP Sit	VP Vty
	Conserv,	Conserv,	Sm Cap Val,	Divd Gro,	Estb Val,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 4	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$(17,221,585)	$(33,619,715)	$(1,254,784)	$(401,703)	$(121,616)
Net realized gain (loss) on sales of investments	8,087,052	37,435,990	6,228,749	2,067,522	255,126
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	127,832,579	256,736,922	12,354,287	2,682,063	1,880,905

Net increase (decrease) in net assets resulting from operations	118,698,046	260,553,197	17,328,252	4,347,882	2,014,415

Contract transactions

Contract purchase payments	247,286,344	18,536,503	1,509,777	561,611	218,084
Net transfers(1)	350,896,336	340,174,635	(17,230,590)	(6,963,267)	(203,624)
Transfers for policy loans	(139,450)	132,614	32,173	(554)	577
Adjustments to net assets allocated to contracts in payment period	(293,470)	(2,687,801)	(64,265)	(8,774)	16,689
Contract charges	(10,842,271)	(18,228,674)	(328,392)	(133,632)	(12,882)
Contract terminations:
Surrender benefits	(67,163,570)	(230,413,617)	(14,179,791)	(3,423,999)	(1,125,540)
Death benefits	(14,408,721)	(45,175,387)	(1,423,562)	(508,881)	(123,752)

Increase (decrease) from contract transactions	505,335,198	62,338,273	(31,684,650)	(10,477,496)	(1,230,448)

Net assets at beginning of year	1,348,502,744	3,330,280,573	151,347,822	46,967,690	13,013,067

Net assets at end of year	$1,972,535,988	$3,653,172,043	$136,991,424	$40,838,076	$13,797,034

Accumulation unit activity

Units outstanding at beginning of year	1,249,525,463	3,079,882,051	86,377,890	49,564,946	10,544,132
Contract purchase payments	220,414,543	16,382,126	861,908	546,910	170,580
Net transfers(1)	309,608,959	296,759,969	(9,466,439)	(6,841,864)	(116,643)
Transfers for policy loans	(124,126)	118,083	15,861	(440)	(391)
Contract charges	(9,536,552)	(16,076,261)	(179,946)	(130,422)	(9,497)
Contract terminations:
Surrender benefits	(59,116,540)	(203,400,915)	(7,259,306)	(3,377,564)	(816,531)
Death benefits	(12,761,678)	(39,829,379)	(784,091)	(503,290)	(91,945)

Units outstanding at end of year	1,698,010,069	3,133,835,674	69,565,877	39,258,276	9,679,705

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  61

Statements of Changes in Net Assets

			WF Adv VT	WF Adv	WF Adv
	Wanger	Wanger	Index Asset Alloc,	VT Intl Eq,	VT Opp,
Year ended Dec. 31, 2012 (continued)	Intl	USA	Cl 2	Cl 2	Cl 2

Operations

Investment income (loss) — net	$932,452	$(2,055,138)	$174,568	$212,507	$(579,262)
Net realized gain (loss) on sales of investments	11,090,386	11,316,908	444,675	484,881	1,784,425
Distributions from capital gains	30,227,779	17,590,243	—	3,342,324	24,692
Net change in unrealized appreciation or depreciation of investments	18,935,284	35,541,585	2,874,271	1,919,681	8,592,854

Net increase (decrease) in net assets resulting from operations	61,185,901	62,393,598	3,493,514	5,959,393	9,822,709

Contract transactions

Contract purchase payments	4,421,682	4,825,661	389,069	809,505	1,946,778
Net transfers(1)	(38,817,675)	(36,411,588)	(887,854)	(5,561,925)	(11,889,596)
Transfers for policy loans	36,211	67,785	20,469	13,017	(16,521)
Adjustments to net assets allocated to contracts in payment period	(116,578)	11,582	(24,177)	(11,372)	(22,839)
Contract charges	(370,018)	(356,387)	(27,415)	(81,498)	(51,087)
Contract terminations:
Surrender benefits	(30,378,784)	(33,953,668)	(3,922,474)	(4,416,359)	(7,437,182)
Death benefits	(2,321,697)	(2,389,723)	(602,842)	(470,603)	(684,210)

Increase (decrease) from contract transactions	(67,546,859)	(68,206,338)	(5,055,224)	(9,719,235)	(18,154,657)

Net assets at beginning of year	323,957,793	349,684,482	30,454,363	53,181,287	74,878,921

Net assets at end of year	$317,596,835	$343,871,742	$28,892,653	$49,421,445	$66,546,973

Accumulation unit activity

Units outstanding at beginning of year	167,899,223	200,493,549	23,245,624	48,128,062	54,721,743
Contract purchase payments	2,350,348	2,709,001	274,059	737,206	1,401,894
Net transfers(1)	(17,901,430)	(18,439,804)	(629,348)	(4,697,260)	(8,107,396)
Transfers for policy loans	9,735	27,586	14,673	8,132	(12,323)
Contract charges	(173,130)	(183,868)	(19,462)	(76,381)	(34,413)
Contract terminations:
Surrender benefits	(13,320,502)	(16,744,548)	(2,789,677)	(3,662,056)	(4,887,287)
Death benefits	(1,063,569)	(1,230,688)	(431,141)	(397,800)	(474,683)

Units outstanding at end of year	137,800,675	166,631,228	19,664,728	40,039,903	42,607,535

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

62  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

Statement of Changes in Net Assets

WF Adv VT
Sm Cap Gro,
Year ended Dec. 31, 2012 (continued)	Cl 2

Operations

Investment income (loss) — net	$(634,902)
Net realized gain (loss) on sales of investments	1,896,544
Distributions from capital gains	3,324,732
Net change in unrealized appreciation or depreciation of investments	517,703

Net increase (decrease) in net assets resulting from operations	5,104,077

Contract transactions

Contract purchase payments	2,092,593
Net transfers(1)	(8,471,009)
Transfers for policy loans	8,772
Adjustments to net assets allocated to contracts in payment period	(7,386)
Contract charges	(42,881)
Contract terminations:
Surrender benefits	(6,882,720)
Death benefits	(526,020)

Increase (decrease) from contract transactions	(13,828,651)

Net assets at beginning of year	71,998,102

Net assets at end of year	$63,273,528

Accumulation unit activity

Units outstanding at beginning of year	51,889,028
Contract purchase payments	1,427,616
Net transfers(1)	(5,657,103)
Transfers for policy loans	6,131
Contract charges	(28,740)
Contract terminations:
Surrender benefits	(4,555,867)
Death benefits	(357,461)

Units outstanding at end of year	42,723,604

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  63

Notes to Financial Statements

1.	ORGANIZATION
RiverSource Variable Account 10 (the Account) was established under Minnesota law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Account is used as a funding vehicle for RiverSource Retirement Advisor Advantage® Variable Annuity – Band 3 (RAVA Advantage Band 3) contracts issued by RiverSource Life.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund offered through RAVA Advantage Band 3 contracts and the corresponding division name are provided below. There are various other divisions offered in the Account that are not available under RAVA Advantage Band 3 contracts. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts. These financial statements are of the Divisions of the Account offered through RAVA Advantage Band 3.

Division	Fund

AB VPS Dyn Asset Alloc, Cl B	AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Global Thematic Gro, Cl B	AllianceBernstein VPS Global Thematic Growth Portfolio (Class B)
AB VPS Gro & Inc, Cl B	AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B	AllianceBernstein VPS International Value Portfolio (Class B)
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
AC VP Intl, Cl II	American Century VP International, Class II
AC VP Mid Cap Val, Cl II	American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II	American Century VP Ultra®, Class II
AC VP Val, Cl II	American Century VP Value, Class II
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal	Calvert VP SRI Balanced Portfolio
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Cash Mgmt, Cl 3	Columbia Variable Portfolio – Cash Management Fund (Class 3)
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Core Bond, Cl 2	Columbia Variable Portfolio – Core Bond Fund (Class 2)
Col VP Div Bond, Cl 3	Columbia Variable Portfolio – Diversified Bond Fund (Class 3)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Bond, Cl 3	Columbia Variable Portfolio – Global Bond Fund (Class 3)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Intl Opp, Cl 3	Columbia Variable Portfolio – International Opportunity Fund (Class 3)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Core Quan, Cl 3	Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3)
Col VP Marsico Gro, Cl 1	Columbia Variable Portfolio – Marsico Growth Fund (Class 1)
Col VP Marsico Intl Opp, Cl 2	Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2)
Col VP Mid Cap Gro Opp, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3)
Col VP Mid Cap Val Opp, Cl 3	Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3)
Col VP Multi-Strategy Alt, Cl 2	Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (previously Variable Portfolio – Eaton Vance Global Macro Advantage Fund (Class 2))
Col VP S&P 500, Cl 3	Columbia Variable Portfolio – S&P 500 Index Fund (Class 3)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
DWS Alt Asset Alloc VIP, Cl B	DWS Alternative Asset Allocation VIP, Class B
EV VT Floating-Rate Inc	Eaton Vance VT Floating-Rate Income Fund
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl 2	FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (previously FTVIPT Franklin Global Real Estate Securities Fund – Class 2)
FTVIPT Frank Inc, Cl 2	FTVIPT Franklin Income VIP Fund – Class 2 (previously FTVIPT Franklin Income Securities Fund – Class 2)

64  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

Division	Fund

FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (previously FTVIPT Franklin Small Cap Value Securities Fund – Class 2)
FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (previously FTVIPT Mutual Shares Securities Fund – Class 2)
FTVIPT Temp Global Bond, Cl 2	FTVIPT Templeton Global Bond VIP Fund – Class 2 (previously FTVIPT Templeton Global Bond Securities Fund – Class 2)
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (previously Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares)
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Global Hlth, Ser II	Invesco V.I. Global Health Care Fund, Series II Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Mid Cap Gro, Ser I	Invesco V.I. Mid Cap Growth Fund, Series I Shares
Invesco VI Mid Cap Gro, Ser II	Invesco V.I. Mid Cap Growth Fund, Series II Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Ivy VIP Asset Strategy	Ivy Funds VIP Asset Strategy
Janus Aspen Flex Bond, Serv	Janus Aspen Series Flexible Bond Portfolio: Service Shares
Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares
Janus Aspen Global Tech, Serv	Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Janus, Serv	Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen Overseas, Serv	Janus Aspen Series Overseas Portfolio: Service Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (previously Lazard Retirement Multi-Asset Targeted Volatility Portfolio – Service Shares)
MFS Inv Gro Stock, Serv Cl	MFS® Investors Growth Stock Series – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS UIF Global Real Est, Cl II	Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares
MS UIF Mid Cap Gro, Cl II	Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares
NB AMT Intl Eq, Cl S	Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S)
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (previously PIMCO VIT Global Multi-Asset Portfolio, Advisor Class)
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Multi-Cap Gro, Cl IB	Putnam VT Multi-Cap Growth Fund – Class IB Shares
VanEck VIP Global Gold, Cl S	Van Eck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP AQR Man Fut Strategy, Cl 2	Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2)
VP BR Gl Infl Prot Sec, Cl 3	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP GS Commodity Strategy, Cl 2	Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP Pyrford Intl Eq, Cl 2	Variable Portfolio – Pyrford International Equity Fund (Class 2)
VP Sit Divd Gro, Cl 3	Variable Portfolio – Sit Dividend Growth Fund (Class 3)
VP Vty Estb Val, Cl 3	Variable Portfolio – Victory Established Value Fund (Class 3)
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF Adv VT Index Asset Alloc, Cl 2	Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2
WF Adv VT Intl Eq, Cl 2	Wells Fargo Advantage VT International Equity Fund – Class 2
WF Adv VT Opp, Cl 2	Wells Fargo Advantage VT Opportunity Fund – Class 2
WF Adv VT Sm Cap Gro, Cl 2	Wells Fargo Advantage VT Small Cap Growth Fund – Class 2
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  65

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life serves as issuer of the contract.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments in the Funds
Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds. There were no transfers between levels in the period ended Dec. 31, 2013.

Variable Payout
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life and may result in additional amounts being transferred into the variable annuity account by RiverSource Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes
RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Subsequent Events
Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through April 21, 2014. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account’s financial statements.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3.	VARIABLE ACCOUNT EXPENSES
For RAVA Advantage Band 3 contracts, RiverSource Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.55% of the average daily net assets of each subaccount. The financial statements include other subaccounts that are not offered through RAVA Advantage Band 3 contracts.

66  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

4.	CONTRACT CHARGES
RiverSource Life deducts a contract administrative charge of $30 per year on the contract anniversary. This charge reimburses RiverSource Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on this product and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the product prospectus.

5.	SURRENDER CHARGES
There is no charge if you surrender all or part of your contract during the accumulation phase.

6.	RELATED PARTY TRANSACTIONS
RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s Annual Report.

Fee Agreement:	Fees Paid To:

Investment Management Services Agreement	Columbia Management Investment Advisers, LLC

Administrative Services Agreement	Columbia Management Investment Advisers, LLC

Transfer Agency and Servicing Agreement	Columbia Management Investment Services Corp.

Plan and Agreement of Distribution Pursuant to Rule 12b-1	Columbia Management Investment Distributors, Inc.

7.	INVESTMENT TRANSACTIONS
The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2013 were as follows:

Division	Purchases

AB VPS Dyn Asset Alloc, Cl B	$3,717,677
AB VPS Global Thematic Gro, Cl B	1,336,874
AB VPS Gro & Inc, Cl B	5,115,606
AB VPS Intl Val, Cl B	16,452,834
ALPS Alerian Engy Infr, Class III	14,895,067
AC VP Intl, Cl II	2,454,651
AC VP Mid Cap Val, Cl II	11,069,222
AC VP Ultra, Cl II	2,453,003
AC VP Val, Cl II	17,510,785
BlackRock Global Alloc, Cl III	37,736,537
Calvert VP SRI Bal	4,560,435
Col VP Bal, Cl 3	34,656,786
Col VP Cash Mgmt, Cl 3	79,724,634
Col VP Commodity Strategy, Cl 2	667,213
Col VP Contrarian Core, Cl 2	8,788,722
Col VP Core Bond, Cl 2	1,660,664
Col VP Div Bond, Cl 3	86,981,826
Col VP Divd Opp, Cl 3	11,595,199
Col VP Emerg Mkts Bond, Cl 2	4,062,784
Col VP Emer Mkts, Cl 3	11,347,619
Col VP Global Bond, Cl 3	25,130,957
Col VP Hi Yield Bond, Cl 3	45,092,169
Col VP Inc Opp, Cl 3	54,218,153
Col VP Intl Opp, Cl 3	5,149,566
Col VP Lg Cap Gro, Cl 3	4,964,829
Col VP Lg Core Quan, Cl 3	3,618,749
Col VP Marsico Gro, Cl 1	3,443,866
Col VP Marsico Intl Opp, Cl 2	3,412,697
Col VP Mid Cap Gro Opp, Cl 3	2,522,393
Col VP Mid Cap Val Opp, Cl 3	6,725,321
Col VP Multi-Strategy Alt, Cl 2	4,702,484
Col VP S&P 500, Cl 3	23,404,143
Col VP Select Lg Cap Val, Cl 3	15,353,348
Col VP Select Sm Cap Val, Cl 3	4,971,818
Col VP US Govt Mtge, Cl 3	8,344,166
CS Commodity Return	3,922,981
DWS Alt Asset Alloc VIP, Cl B	19,274,870
EV VT Floating-Rate Inc	107,579,279
Fid VIP Contrafund, Serv Cl 2	21,138,415
Fid VIP Gro & Inc, Serv Cl 2	4,271,216
Fid VIP Mid Cap, Serv Cl 2	77,520,663
Fid VIP Overseas, Serv Cl 2	5,051,058
Fid VIP Strategic Inc, Serv Cl 2	14,037,425
FTVIPT Frank Global Real Est, Cl 2	14,433,457
FTVIPT Frank Inc, Cl 2	17,413,966
FTVIPT Frank Sm Cap Val, Cl 2	11,396,824
FTVIPT Frank Mutual Shares, Cl 2	7,457,330
FTVIPT Temp Global Bond, Cl 2	19,001,473
GS VIT Mid Cap Val, Inst	22,340,657
GS VIT U.S. Eq Insights, Inst	4,897,724
Invesco VI Am Fran, Ser II	1,795,406
Invesco VI Bal Risk Alloc, Ser II	22,922,063
Invesco VI Comstock, Ser II	7,761,987
Invesco VI Div Divd, Ser I	7,010,685
Invesco VI Global Hlth, Ser II	10,008,730
Invesco VI Intl Gro, Ser II	5,843,646
Invesco VI Mid Cap Gro, Ser I	440,382
Invesco VI Mid Cap Gro, Ser II	1,726,218
Invesco VI Tech, Ser I	4,196,984
Ivy VIP Asset Strategy	26,169,022
Janus Aspen Flex Bond, Serv	7,732,043
Janus Aspen Gbl Alloc Mod, Serv	9,830,436
Janus Aspen Global Tech, Serv	1,021,808
Janus Aspen Janus, Serv	2,710,247
Janus Aspen Overseas, Serv	2,307,045
Lazard Ret Global Dyn MA, Serv	6,281,731
MFS Inv Gro Stock, Serv Cl	7,062,938
MFS New Dis, Serv Cl	2,459,245
MFS Utilities, Serv Cl	24,716,478
MS UIF Global Real Est, Cl II	9,634,452
MS UIF Mid Cap Gro, Cl II	5,593,223
NB AMT Intl Eq, Cl S	3,338,714
Oppen Global VA, Serv	11,994,524
Oppen Global Strategic Inc VA, Srv	47,354,454
Oppen Main St Sm Cap VA, Serv	10,929,641
PIMCO VIT All Asset, Advisor Cl	30,012,500
PIMCO VIT Glb MA Man Alloc, Adv Cl	3,982,670
PIMCO VIT Tot Return, Advisor Cl	8,739,196

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  67

Division	Purchases

Put VT Global Hlth Care, Cl IB	3,247,587
Put VT Intl Eq, Cl IB	1,002,420
Put VT Multi-Cap Gro, Cl IB	708,171
VanEck VIP Global Gold, Cl S	4,059,359
VP Aggr, Cl 2	237,229,061
VP Aggr, Cl 4	160,564,470
VP AQR Man Fut Strategy, Cl 2	6,701,254
VP BR Gl Infl Prot Sec, Cl 3	18,682,244
VP Conserv, Cl 2	105,371,943
VP Conserv, Cl 4	37,702,228
VP GS Commodity Strategy, Cl 2	1,662,802
VP Mod, Cl 2	679,966,450
VP Mod, Cl 4	438,551,256
VP Mod Aggr, Cl 2	570,288,525
VP Mod Aggr, Cl 4	250,224,191
VP Mod Conserv, Cl 2	177,425,266
VP Mod Conserv, Cl 4	61,358,539
VP Ptnrs Sm Cap Val, Cl 3	1,512,389
VP Pyrford Intl Eq, Cl 2	816,630
VP Sit Divd Gro, Cl 3	4,159,735
VP Vty Estb Val, Cl 3	2,733,012
Wanger Intl	37,587,588
Wanger USA	37,313,421
WF Adv VT Index Asset Alloc, Cl 2	1,727,418
WF Adv VT Intl Eq, Cl 2	4,878,757
WF Adv VT Opp, Cl 2	3,601,145
WF Adv VT Sm Cap Gro, Cl 2	11,058,021
WA Var Global Hi Yd Bond, Cl II	3,513,549

8.	ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS
The following is a summary of accumulation unit values at Dec. 31, 2013:

	AB VPS Dyn	AB VPS Global	AB VPS	AB VPS	ALPS Alerian
	Asset Alloc,	Thematic Gro,	Gro & Inc,	Intl Val,	Engy Infr,
Subaccount	Cl B	Cl B	Cl B	Cl B	Class III

0.55%	$1.07	$1.34	$1.79	$1.91	$1.07
0.60%	1.07	—	—	—	1.07
0.75%	1.07	1.32	1.74	1.87	1.07
0.85%	1.07	1.33	1.56	0.91	1.07
0.95%	1.07	1.30	1.70	1.82	1.06
1.00%	1.07	1.29	1.84	1.89	1.06
1.05%	1.07	1.31	1.54	0.90	1.06
1.10%	1.07	1.30	1.53	0.90	1.06
1.15%	1.07	—	—	—	1.06
1.20%	1.06	1.27	1.80	1.84	1.06
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.06	1.29	1.52	0.89	1.06
1.30%	1.06	1.28	1.51	0.88	1.06
1.35%	1.06	—	—	—	1.06
1.40%	1.06	—	—	—	1.06
1.45%	1.06	1.27	1.49	0.87	1.06
1.50%	1.06	—	—	—	1.06
1.55%	1.06	—	—	—	1.06
1.60%	1.06	—	—	—	1.06
1.65%	1.06	—	—	—	1.06
1.70%	1.06	—	—	—	1.06
1.75%	1.06	—	—	—	1.06
1.80%	1.06	—	—	—	1.06
1.85%	1.06	—	—	—	1.06
1.90%	1.06	—	—	—	1.06

68  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

	AC VP	AC VP	AC VP	AC VP	BlackRock
	Intl,	Mid Cap Val,	Ultra,	Val,	Global Alloc,
Subaccount	Cl II	Cl II	Cl II	Cl II	Cl III

0.55%	$1.78	$1.53	$1.65	$2.20	$1.17
0.60%	—	—	—	1.35	1.17
0.75%	1.74	1.51	1.63	2.15	1.17
0.85%	—	1.86	1.69	1.56	1.17
0.95%	1.70	1.49	1.60	2.10	1.17
1.00%	1.95	1.48	1.59	2.07	1.17
1.05%	—	1.83	1.67	1.54	1.16
1.10%	—	1.82	1.66	1.53	1.16
1.15%	—	—	—	1.35	1.16
1.20%	1.91	1.46	1.57	2.02	1.16
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.80	1.64	1.52	1.16
1.30%	—	1.80	1.64	1.51	1.16
1.35%	—	—	—	1.69	1.16
1.40%	—	—	—	1.69	1.16
1.45%	—	1.78	1.62	1.49	1.16
1.50%	—	—	—	1.35	1.16
1.55%	—	—	—	1.68	1.15
1.60%	—	—	—	1.68	1.15
1.65%	—	—	—	1.67	1.15
1.70%	—	—	—	1.67	1.15
1.75%	—	—	—	1.67	1.15
1.80%	—	—	—	1.66	1.15
1.85%	—	—	—	1.34	1.15
1.90%	—	—	—	1.34	1.15

	Calvert	Col VP	Col VP	Col VP Commodity	Col VP
	VP SRI	Bal,	Cash Mgmt,	Strategy,	Contrarian Core,
Subaccount	Bal	Cl 3	Cl 3	Cl 2	Cl 2

0.55%	$1.47	$1.70	$1.21	$0.93	$1.22
0.60%	—	1.25	—	0.93	1.22
0.75%	1.43	1.65	1.18	0.93	1.21
0.85%	—	1.51	1.03	0.93	1.21
0.95%	1.39	1.61	1.15	0.93	1.21
1.00%	1.58	1.79	1.05	0.93	1.21
1.05%	—	1.48	1.02	0.93	1.21
1.10%	—	1.48	1.01	0.92	1.21
1.15%	—	1.25	—	0.92	1.21
1.20%	1.54	1.74	1.02	0.92	1.21
1.25%	—	—	—	—	—
1.25%	—	1.46	1.00	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	2.43	1.25	—	—
1.25%	—	—	—	0.92	1.21
1.30%	—	1.46	1.00	0.92	1.21
1.35%	—	1.56	—	0.92	1.21
1.40%	—	1.55	—	0.92	1.21
1.45%	—	1.44	0.99	0.92	1.21
1.50%	—	1.24	—	0.92	1.21
1.55%	—	1.55	—	0.92	1.21
1.60%	—	1.54	—	0.92	1.21
1.65%	—	1.54	—	0.92	1.21
1.70%	—	1.54	—	0.92	1.21
1.75%	—	1.54	—	0.92	1.21
1.80%	—	1.53	—	0.92	1.21
1.85%	—	1.23	—	0.92	1.20
1.90%	—	1.23	—	0.92	1.20

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  69

	Col VP	Col VP	Col VP	Col VP Emerg	Col VP
	Core Bond,	Div Bond,	Divd Opp,	Mkts Bond,	Emer Mkts,
Subaccount	Cl 2	Cl 3	Cl 3	Cl 2	Cl 3

0.55%	$0.96	$1.79	$2.31	$0.91	$2.53
0.60%	0.95	—	—	0.91	—
0.75%	0.95	1.74	2.26	0.91	2.43
0.85%	0.95	1.35	1.40	0.90	1.58
0.95%	0.95	1.69	2.20	0.90	2.36
1.00%	0.95	1.48	2.23	0.90	3.14
1.05%	0.95	1.33	1.38	0.90	1.55
1.10%	0.95	1.33	1.37	0.90	1.55
1.15%	0.95	—	—	0.90	—
1.20%	0.95	1.45	2.16	0.90	3.07
1.25%	—	—	2.11	—	1.93
1.25%	—	1.31	1.36	—	1.53
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.82	—	—	—
1.25%	0.95	—	—	0.90	—
1.30%	0.95	1.31	1.35	0.90	1.53
1.35%	0.95	—	—	0.90	—
1.40%	0.95	—	—	0.90	—
1.45%	0.95	1.29	1.34	0.90	1.51
1.50%	0.95	—	—	0.90	—
1.55%	0.95	—	—	0.90	—
1.60%	0.95	—	—	0.90	—
1.65%	0.95	—	—	0.90	—
1.70%	0.95	—	—	0.90	—
1.75%	0.95	—	—	0.90	—
1.80%	0.95	—	—	0.90	—
1.85%	0.95	—	—	0.90	—
1.90%	0.95	—	—	0.90	—

	Col VP	Col VP	Col VP	Col VP	Col VP
	Global Bond,	Hi Yield Bond,	Inc Opp,	Intl Opp,	Lg Cap Gro,
Subaccount	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

0.55%	$1.84	$2.32	$1.90	$1.35	$0.99
0.60%	—	—	—	—	—
0.75%	1.79	2.26	1.86	1.31	0.97
0.85%	1.30	1.76	1.73	1.36	1.49
0.95%	1.74	2.20	1.83	1.27	0.94
1.00%	1.69	2.34	1.82	1.99	1.52
1.05%	1.28	1.73	1.71	1.34	1.47
1.10%	1.28	1.73	1.70	1.34	1.47
1.15%	—	—	—	—	—
1.20%	1.65	2.28	1.79	1.95	1.48
1.25%	—	—	—	—	—
1.25%	1.26	1.71	—	1.32	—
1.25%	—	—	—	—	—
1.25%	1.84	2.42	—	—	—
1.25%	—	—	—	1.70	—
1.25%	—	—	1.68	—	1.45
1.30%	1.26	1.70	1.67	1.32	1.44
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	1.24	1.68	1.65	1.30	1.43
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

70  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

			Col VP	Col VP	Col VP
	Col VP	Col VP	Marsico	Mid Cap	Mid Cap
	Lg Core Quan,	Marsico Gro,	Intl Opp,	Gro Opp,	Val Opp,
Subaccount	Cl 3	Cl 1	Cl 2	Cl 3	Cl 3

0.55%	$1.30	$1.60	$1.18	$1.93	$2.06
0.60%	—	—	1.22	—	—
0.75%	1.26	1.57	1.16	1.85	2.02
0.85%	1.51	1.67	1.30	1.59	1.61
0.95%	1.22	1.55	1.15	1.80	1.98
1.00%	1.55	1.55	1.14	1.86	1.97
1.05%	1.49	1.65	1.28	1.57	1.58
1.10%	1.48	1.64	1.28	1.56	1.58
1.15%	—	—	1.23	—	—
1.20%	1.65	1.52	1.12	1.81	1.94
1.25%	—	—	—	—	—
1.25%	1.46	—	—	1.54	—
1.25%	—	—	—	1.41	—
1.25%	—	—	—	—	—
1.25%	1.95	—	—	—	—
1.25%	—	1.62	1.26	—	1.56
1.30%	1.46	1.62	1.26	1.54	1.55
1.35%	—	—	1.39	—	—
1.40%	—	—	1.39	—	—
1.45%	1.44	1.60	1.24	1.52	1.54
1.50%	—	—	1.22	—	—
1.55%	—	—	1.38	—	—
1.60%	—	—	1.38	—	—
1.65%	—	—	1.37	—	—
1.70%	—	—	1.37	—	—
1.75%	—	—	1.37	—	—
1.80%	—	—	1.37	—	—
1.85%	—	—	1.22	—	—
1.90%	—	—	1.22	—	—

	Col VP Multi-	Col VP	Col VP Select	Col VP Select	Col VP
	Strategy Alt,	S&P 500,	Lg Cap Val,	Sm Cap Val,	US Govt Mtge,
Subaccount	Cl 2	Cl 3	Cl 3	Cl 3	Cl 3

0.55%	$0.95	$1.43	$1.91	$2.87	$1.39
0.60%	0.95	1.34	—	—	—
0.75%	0.95	1.40	1.87	2.80	1.34
0.85%	0.95	1.59	1.61	1.72	1.09
0.95%	0.95	1.36	1.84	2.72	1.30
1.00%	0.95	1.79	1.83	2.61	1.13
1.05%	0.95	1.57	1.59	1.70	1.08
1.10%	0.95	1.56	1.58	1.69	1.07
1.15%	0.95	1.34	—	—	—
1.20%	0.95	1.75	1.79	2.55	1.11
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.95	1.54	1.56	1.67	1.06
1.30%	0.95	1.54	1.56	1.67	1.06
1.35%	0.95	1.75	—	—	—
1.40%	0.95	1.74	—	—	—
1.45%	0.94	1.52	1.54	1.65	1.05
1.50%	0.94	1.33	—	—	—
1.55%	0.94	1.73	—	—	—
1.60%	0.94	1.73	—	—	—
1.65%	0.94	1.73	—	—	—
1.70%	0.94	1.73	—	—	—
1.75%	0.94	1.72	—	—	—
1.80%	0.94	1.72	—	—	—
1.85%	0.94	1.32	—	—	—
1.90%	0.94	1.32	—	—	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  71

	CS	DWS Alt Asset	EV VT	Fid VIP	Fid VIP
	Commodity	Alloc VIP,	Floating-Rate	Contrafund,	Gro & Inc,
Subaccount	Return	Cl B	Inc	Serv Cl 2	Serv Cl 2

0.55%	$0.78	$1.00	$1.32	$1.57	$1.85
0.60%	—	1.00	—	1.32	—
0.75%	0.77	1.00	1.30	1.54	1.81
0.85%	0.80	1.00	1.29	1.63	—
0.95%	0.75	1.00	1.28	1.52	1.77
1.00%	0.75	1.00	1.28	1.51	1.83
1.05%	0.79	1.00	1.27	1.60	—
1.10%	0.78	1.00	1.27	1.60	—
1.15%	—	0.99	—	1.32	—
1.20%	0.74	0.99	1.26	1.49	1.78
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.77	0.99	1.25	1.58	—
1.30%	0.77	0.99	1.25	1.57	—
1.35%	—	0.99	—	1.71	—
1.40%	—	0.99	—	1.70	—
1.45%	0.76	0.99	1.23	1.56	—
1.50%	—	0.99	—	1.31	—
1.55%	—	0.99	—	1.69	—
1.60%	—	0.99	—	1.69	—
1.65%	—	0.99	—	1.69	—
1.70%	—	0.99	—	1.69	—
1.75%	—	0.98	—	1.68	—
1.80%	—	0.98	—	1.68	—
1.85%	—	0.98	—	1.30	—
1.90%	—	0.98	—	1.30	—

	Fid VIP	Fid VIP	Fid VIP	FTVIPT Frank	FTVIPT
	Mid Cap,	Overseas,	Strategic Inc,	Global Real Est,	Frank Inc,
Subaccount	Serv Cl 2	Serv Cl 2	Serv Cl 2	Cl 2	Cl 2

0.55%	$3.48	$1.93	$0.99	$2.54	$1.07
0.60%	1.36	—	0.99	—	1.07
0.75%	3.39	1.88	0.98	2.47	1.07
0.85%	1.79	1.32	0.98	0.93	1.07
0.95%	3.31	1.84	0.98	2.40	1.07
1.00%	3.20	2.03	0.98	1.79	1.07
1.05%	1.76	1.30	0.98	0.91	1.07
1.10%	1.75	1.30	0.98	0.91	1.07
1.15%	1.36	—	0.98	—	1.07
1.20%	3.12	1.99	0.98	1.75	1.07
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.73	1.28	0.98	0.89	1.07
1.30%	1.73	1.28	0.98	0.89	1.07
1.35%	1.65	—	0.98	—	1.07
1.40%	1.65	—	0.98	—	1.07
1.45%	1.71	1.27	0.98	0.88	1.07
1.50%	1.35	—	0.98	—	1.07
1.55%	1.64	—	0.98	—	1.07
1.60%	1.64	—	0.98	—	1.07
1.65%	1.63	—	0.98	—	1.06
1.70%	1.63	—	0.98	—	1.06
1.75%	1.63	—	0.98	—	1.06
1.80%	1.63	—	0.98	—	1.06
1.85%	1.34	—	0.98	—	1.06
1.90%	1.34	—	0.98	—	1.06

72  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

	FTVIPT Frank	FTVIPT Frank	FTVIPT Temp	GS VIT	GS VIT U.S.
	Sm Cap Val,	Mutual Shares,	Global Bond,	Mid Cap Val,	Eq Insights,
Subaccount	Cl 2	Cl 2	Cl 2	Inst	Inst

0.55%	$4.02	$1.95	$0.98	$4.15	$1.57
0.60%	1.44	1.33	0.98	—	—
0.75%	3.91	1.90	0.98	4.04	1.53
0.85%	1.73	1.42	0.98	—	1.48
0.95%	3.80	1.85	0.98	3.92	1.49
1.00%	2.88	1.95	0.98	2.89	1.79
1.05%	1.70	1.40	0.98	—	1.45
1.10%	1.70	1.40	0.98	—	1.45
1.15%	1.44	1.33	0.98	—	—
1.20%	2.81	1.90	0.98	2.82	1.75
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.68	1.39	0.98	—	1.43
1.30%	1.67	1.37	0.98	—	1.43
1.35%	1.94	1.56	0.98	—	—
1.40%	1.94	1.55	0.98	—	—
1.45%	1.66	1.37	0.98	—	1.41
1.50%	1.43	1.32	0.98	—	—
1.55%	1.93	1.55	0.98	—	—
1.60%	1.92	1.54	0.97	—	—
1.65%	1.92	1.54	0.97	—	—
1.70%	1.92	1.54	0.97	—	—
1.75%	1.91	1.53	0.97	—	—
1.80%	1.91	1.53	0.97	—	—
1.85%	1.43	1.32	0.97	—	—
1.90%	1.42	1.32	0.97	—	—

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Am Fran,	Bal Risk Alloc,	Comstock,	Div Divd,	Global Hlth,
Subaccount	Ser II	Ser II	Ser II	Ser I	Ser II

0.55%	$1.35	$0.99	$1.95	$1.42	$1.84
0.60%	—	0.99	—	—	—
0.75%	1.34	0.98	1.91	1.41	1.81
0.85%	1.34	0.98	1.57	—	1.90
0.95%	1.34	0.98	1.87	1.40	1.78
1.00%	1.34	0.98	1.87	1.40	1.78
1.05%	1.34	0.98	1.55	—	1.88
1.10%	1.34	0.98	1.54	—	1.87
1.15%	—	0.98	—	—	—
1.20%	1.33	0.98	1.83	1.39	1.75
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.33	0.98	1.53	—	1.85
1.30%	1.33	0.98	1.52	—	1.84
1.35%	—	0.98	—	—	—
1.40%	—	0.98	—	—	—
1.45%	1.33	0.98	1.50	—	1.82
1.50%	—	0.98	—	—	—
1.55%	—	0.98	—	—	—
1.60%	—	0.98	—	—	—
1.65%	—	0.98	—	—	—
1.70%	—	0.98	—	—	—
1.75%	—	0.98	—	—	—
1.80%	—	0.98	—	—	—
1.85%	—	0.98	—	—	—
1.90%	—	0.98	—	—	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  73

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Ivy VIP
	Intl Gro,	Mid Cap Gro,	Mid Cap Gro,	Tech,	Asset
Subaccount	Ser II	Ser I	Ser II	Ser I	Strategy

0.55%	$1.76	$1.33	$1.33	$1.17	$1.21
0.60%	—	—	—	—	1.21
0.75%	1.73	1.33	1.33	1.14	1.20
0.85%	1.53	—	1.32	—	1.20
0.95%	1.70	1.33	1.32	1.12	1.20
1.00%	1.69	1.32	1.32	1.30	1.20
1.05%	1.51	—	1.32	—	1.20
1.10%	1.50	—	1.32	—	1.20
1.15%	—	—	—	—	1.20
1.20%	1.67	1.32	1.32	1.27	1.20
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.49	—	1.31	—	1.20
1.30%	1.48	—	1.31	—	1.20
1.35%	—	—	—	—	1.20
1.40%	—	—	—	—	1.20
1.45%	1.47	—	1.31	—	1.20
1.50%	—	—	—	—	1.20
1.55%	—	—	—	—	1.20
1.60%	—	—	—	—	1.20
1.65%	—	—	—	—	1.20
1.70%	—	—	—	—	1.20
1.75%	—	—	—	—	1.20
1.80%	—	—	—	—	1.19
1.85%	—	—	—	—	1.19
1.90%	—	—	—	—	1.19

	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen
	Flex Bond,	Gbl Alloc Mod,	Global Tech,	Janus,	Overseas,
Subaccount	Serv	Serv	Serv	Serv	Serv

0.55%	$0.99	$1.19	$0.82	$1.39	$1.57
0.60%	0.99	1.19	—	1.31	—
0.75%	0.98	1.18	0.80	1.38	1.53
0.85%	0.98	1.18	—	1.37	—
0.95%	0.98	1.18	0.78	1.36	1.49
1.00%	0.98	1.18	1.98	1.35	2.61
1.05%	0.98	1.18	—	1.35	—
1.10%	0.98	1.18	—	1.34	—
1.15%	0.98	1.17	—	1.30	—
1.20%	0.98	1.17	1.93	1.33	2.55
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.98	1.17	—	1.33	—
1.30%	0.98	1.17	—	1.33	—
1.35%	0.98	1.17	—	1.63	—
1.40%	0.98	1.17	—	1.63	—
1.45%	0.98	1.17	—	1.31	—
1.50%	0.98	1.17	—	1.29	—
1.55%	0.98	1.17	—	1.62	—
1.60%	0.98	1.17	—	1.62	—
1.65%	0.98	1.16	—	1.61	—
1.70%	0.98	1.16	—	1.61	—
1.75%	0.98	1.16	—	1.61	—
1.80%	0.98	1.16	—	1.61	—
1.85%	0.98	1.16	—	1.28	—
1.90%	0.98	1.16	—	1.28	—

74  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

	Lazard Ret	MFS Inv	MFS	MFS	MS UIF Global
	Global Dyn MA,	Gro Stock,	New Dis,	Utilities,	Real Est,
Subaccount	Serv	Serv Cl	Serv Cl	Serv Cl	Cl II

0.55%	$1.13	$1.14	$2.03	$3.00	$1.25
0.60%	1.13	—	—	1.28	—
0.75%	1.12	1.11	1.97	2.93	1.23
0.85%	1.12	1.72	—	2.03	1.28
0.95%	1.12	1.08	1.92	2.86	1.21
1.00%	1.12	1.69	2.28	3.56	1.20
1.05%	1.12	1.70	—	2.00	1.26
1.10%	1.12	1.69	—	1.99	1.25
1.15%	1.12	—	—	1.28	—
1.20%	1.12	1.65	2.23	3.47	1.19
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.12	1.67	—	1.97	1.24
1.30%	1.12	1.66	—	1.96	1.24
1.35%	1.12	—	—	1.63	—
1.40%	1.12	—	—	1.63	—
1.45%	1.12	1.65	—	1.94	1.22
1.50%	1.12	—	—	1.27	—
1.55%	1.12	—	—	1.62	—
1.60%	1.12	—	—	1.62	—
1.65%	1.12	—	—	1.61	—
1.70%	1.12	—	—	1.61	—
1.75%	1.12	—	—	1.61	—
1.80%	1.12	—	—	1.61	—
1.85%	1.12	—	—	1.26	—
1.90%	1.12	—	—	1.26	—

	MS UIF	NB AMT	Oppen	Oppen Global	Oppen Main St
	Mid Cap Gro,	Intl Eq,	Global VA,	Strategic Inc VA,	Sm Cap VA,
Subaccount	Cl II	Cl S	Serv	Srv	Serv

0.55%	$1.79	$1.12	$2.12	$1.62	$2.30
0.60%	1.26	—	1.34	0.97	1.43
0.75%	1.76	1.10	2.07	1.58	2.25
0.85%	1.91	1.23	1.58	1.47	1.73
0.95%	1.74	1.08	2.03	1.55	2.21
1.00%	1.73	1.08	2.02	1.55	2.20
1.05%	1.89	1.21	1.55	1.45	1.70
1.10%	1.88	1.21	1.55	1.44	1.69
1.15%	1.26	—	1.36	0.97	1.43
1.20%	1.70	1.06	1.98	1.51	2.16
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.86	1.19	1.53	1.43	1.68
1.30%	1.85	1.19	1.52	1.42	1.67
1.35%	1.67	—	1.60	0.97	1.90
1.40%	1.67	—	1.60	0.97	1.90
1.45%	1.83	1.17	1.51	1.41	1.65
1.50%	1.25	—	1.35	0.97	1.42
1.55%	1.66	—	1.59	0.97	1.89
1.60%	1.66	—	1.59	0.96	1.88
1.65%	1.66	—	1.58	0.96	1.88
1.70%	1.65	—	1.58	0.96	1.88
1.75%	1.65	—	1.58	0.96	1.87
1.80%	1.65	—	1.58	0.96	1.87
1.85%	1.25	—	1.34	0.96	1.42
1.90%	1.25	—	1.34	0.96	1.41

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  75

		PIMCO VIT		Put VT
	PIMCO	Glb MA	PIMCO VIT	Global	Put VT
	VIT All Asset,	Man Alloc,	Tot Return,	Hlth Care,	Intl Eq,
Subaccount	Advisor Cl	Adv Cl	Advisor Cl	Cl IB	Cl IB

0.55%	$1.47	$0.95	$0.96	$1.97	$1.71
0.60%	1.07	0.95	0.96	—	—
0.75%	1.45	0.94	0.96	1.92	1.67
0.85%	1.47	0.94	0.96	—	—
0.95%	1.42	0.94	0.96	1.87	1.63
1.00%	1.42	0.94	0.96	1.94	1.78
1.05%	1.45	0.94	0.96	—	—
1.10%	1.45	0.94	0.96	—	—
1.15%	1.07	0.94	0.96	—	—
1.20%	1.40	0.94	0.96	1.89	1.74
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.43	0.94	0.96	—	—
1.30%	1.42	0.94	0.96	—	—
1.35%	1.19	0.93	0.96	—	—
1.40%	1.19	0.93	0.96	—	—
1.45%	1.41	0.93	0.96	—	—
1.50%	1.06	0.93	0.96	—	—
1.55%	1.18	0.93	0.96	—	—
1.60%	1.18	0.93	0.96	—	—
1.65%	1.18	0.93	0.96	—	—
1.70%	1.18	0.93	0.96	—	—
1.75%	1.18	0.93	0.96	—	—
1.80%	1.17	0.93	0.96	—	—
1.85%	1.05	0.93	0.95	—	—
1.90%	1.05	0.93	0.95	—	—

	Put VT	VanEck VIP	VP	VP	VP AQR Man
	Multi-Cap Gro,	Global Gold,	Aggr,	Aggr,	Fut Strategy,
Subaccount	Cl IB	Cl S	Cl 2	Cl 4	Cl 2

0.55%	$1.68	$0.77	$1.47	$1.47	$1.03
0.60%	—	0.77	1.23	—	1.03
0.75%	1.67	0.77	1.46	1.46	1.03
0.85%	—	0.77	1.46	1.46	1.03
0.95%	1.66	0.77	1.45	1.45	1.03
1.00%	1.66	0.77	1.45	1.45	1.03
1.05%	—	0.77	1.44	1.45	1.03
1.10%	—	0.77	1.44	1.44	1.03
1.15%	—	0.77	1.23	—	1.03
1.20%	1.65	0.77	1.44	1.44	1.03
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	0.76	1.43	1.44	1.03
1.30%	—	0.76	1.43	1.43	1.03
1.35%	—	0.76	1.49	—	1.03
1.40%	—	0.76	1.48	—	1.03
1.45%	—	0.76	1.42	1.43	1.03
1.50%	—	0.76	1.22	—	1.03
1.55%	—	0.76	1.48	—	1.03
1.60%	—	0.76	1.47	—	1.03
1.65%	—	0.76	1.47	—	1.02
1.70%	—	0.76	1.47	—	1.02
1.75%	—	0.76	1.47	—	1.02
1.80%	—	0.76	1.46	—	1.02
1.85%	—	0.76	1.21	—	1.02
1.90%	—	0.76	1.21	—	1.02

76  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

				VP GS
	VP BR Gl	VP	VP	Commodity	VP
	Infl Prot Sec,	Conserv,	Conserv,	Strategy,	Mod,
Subaccount	Cl 3	Cl 2	Cl 4	Cl 2	Cl 2

0.55%	$1.34	$1.18	$1.18	$0.92	$1.34
0.60%	—	1.06	—	0.92	1.14
0.75%	1.32	1.17	1.17	0.92	1.33
0.85%	1.29	1.17	1.16	0.92	1.32
0.95%	1.30	1.16	1.16	0.92	1.32
1.00%	1.29	1.16	1.16	0.92	1.31
1.05%	1.27	1.16	1.16	0.92	1.31
1.10%	1.26	1.15	1.15	0.92	1.31
1.15%	—	1.05	—	0.92	1.14
1.20%	1.27	1.15	1.15	0.92	1.30
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.25	1.15	1.15	0.92	1.30
1.30%	1.24	1.15	1.14	0.92	1.30
1.35%	—	1.15	—	0.92	1.32
1.40%	—	1.15	—	0.92	1.31
1.45%	1.23	1.14	1.14	0.92	1.29
1.50%	—	1.04	—	0.92	1.13
1.55%	—	1.14	—	0.92	1.31
1.60%	—	1.14	—	0.92	1.30
1.65%	—	1.14	—	0.92	1.30
1.70%	—	1.14	—	0.91	1.30
1.75%	—	1.13	—	0.91	1.30
1.80%	—	1.13	—	0.91	1.30
1.85%	—	1.04	—	0.91	1.12
1.90%	—	1.04	—	0.91	1.12

	VP	VP	VP	VP Mod	VP Mod
	Mod,	Mod Aggr,	Mod Aggr,	Conserv,	Conserv,
Subaccount	Cl 4	Cl 2	Cl 4	Cl 2	Cl 4

0.55%	$1.34	$1.41	$1.41	$1.25	$1.26
0.60%	—	1.18	—	1.10	—
0.75%	1.33	1.40	1.40	1.24	1.25
0.85%	1.32	1.39	1.39	1.24	1.24
0.95%	1.32	1.39	1.39	1.23	1.24
1.00%	1.32	1.39	1.39	1.23	1.23
1.05%	1.31	1.38	1.38	1.23	1.23
1.10%	1.31	1.38	1.38	1.23	1.23
1.15%	—	1.18	—	1.09	—
1.20%	1.31	1.37	1.38	1.22	1.23
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.30	1.37	1.37	1.22	1.22
1.30%	1.30	1.37	1.37	1.22	1.22
1.35%	—	1.40	—	1.23	—
1.40%	—	1.40	—	1.22	—
1.45%	1.29	1.36	1.36	1.21	1.21
1.50%	—	1.17	—	1.08	—
1.55%	—	1.39	—	1.22	—
1.60%	—	1.39	—	1.22	—
1.65%	—	1.39	—	1.21	—
1.70%	—	1.38	—	1.21	—
1.75%	—	1.38	—	1.21	—
1.80%	—	1.38	—	1.21	—
1.85%	—	1.17	—	1.08	—
1.90%	—	1.16	—	1.07	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  77

	VP Ptnrs	VP Pyrford	VP Sit	VP Vty
	Sm Cap Val,	Intl Eq,	Divd Gro,	Estb Val,	Wanger
Subaccount	Cl 3	Cl 2	Cl 3	Cl 3	Intl

0.55%	$2.99	$1.05	$1.35	$2.07	$3.34
0.60%	—	1.05	—	—	—
0.75%	2.93	1.05	1.32	2.03	3.24
0.85%	1.71	1.05	1.35	1.73	1.76
0.95%	2.86	1.05	1.30	1.99	3.15
1.00%	2.69	1.05	1.29	1.98	3.79
1.05%	1.69	1.05	1.33	1.70	1.73
1.10%	1.68	1.05	1.32	1.70	1.73
1.15%	—	1.05	—	—	—
1.20%	2.63	1.05	1.27	1.94	3.70
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.66	1.05	1.31	1.68	1.71
1.30%	1.66	1.05	1.30	1.67	1.70
1.35%	—	1.05	—	—	—
1.40%	—	1.05	—	—	—
1.45%	1.64	1.05	1.29	1.65	1.68
1.50%	—	1.05	—	—	—
1.55%	—	1.05	—	—	—
1.60%	—	1.05	—	—	—
1.65%	—	1.05	—	—	—
1.70%	—	1.05	—	—	—
1.75%	—	1.05	—	—	—
1.80%	—	1.05	—	—	—
1.85%	—	1.04	—	—	—
1.90%	—	1.04	—	—	—

		WF Adv VT
		Index Asset	WF Adv	WF Adv	WF Adv VT
	Wanger	Alloc,	VT Intl Eq,	VT Opp,	Sm Cap Gro,
Subaccount	USA	Cl 2	Cl 2	Cl 2	Cl 2

0.55%	$3.19	$1.79	$1.66	$2.21	$2.29
0.60%	—	—	—	1.31	1.39
0.75%	3.10	1.74	1.62	2.15	2.24
0.85%	1.76	—	1.18	1.75	2.15
0.95%	3.01	1.70	1.59	2.10	2.18
1.00%	2.68	1.79	1.58	2.18	2.51
1.05%	1.73	—	1.16	1.72	2.12
1.10%	1.73	—	1.16	1.72	2.11
1.15%	—	—	—	1.31	1.39
1.20%	2.61	1.74	1.55	2.13	2.46
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.71	—	1.14	1.70	2.09
1.30%	1.70	—	1.14	1.69	2.08
1.35%	—	—	—	1.68	1.90
1.40%	—	—	—	1.68	1.89
1.45%	1.68	—	1.13	1.67	2.06
1.50%	—	—	—	1.30	1.38
1.55%	—	—	—	1.67	1.88
1.60%	—	—	—	1.67	1.88
1.65%	—	—	—	1.66	1.88
1.70%	—	—	—	1.66	1.87
1.75%	—	—	—	1.66	1.87
1.80%	—	—	—	1.66	1.87
1.85%	—	—	—	1.29	1.37
1.90%	—	—	—	1.29	1.37

78  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

WA Var Global
Hi Yd Bond,
Subaccount	Cl II

0.55%	$1.02
0.60%	1.02
0.75%	1.02
0.85%	1.01
0.95%	1.01
1.00%	1.01
1.05%	1.01
1.10%	1.01
1.15%	1.01
1.20%	1.01
1.25%	—
1.25%	—
1.25%	—
1.25%	—
1.25%	—
1.25%	1.01
1.30%	1.01
1.35%	1.01
1.40%	1.01
1.45%	1.01
1.50%	1.01
1.55%	1.01
1.60%	1.01
1.65%	1.01
1.70%	1.01
1.75%	1.01
1.80%	1.01
1.85%	1.01
1.90%	1.01

The following is a summary of units outstanding at Dec. 31, 2013:

	AB VPS Dyn	AB VPS Global	AB VPS	AB VPS	ALPS Alerian
	Asset Alloc,	Thematic Gro,	Gro & Inc,	Intl Val,	Engy Infr,
Subaccount	Cl B	Cl B	Cl B	Cl B	Class III

0.55%	33,425	36,663	213,245	674,926	222,598
0.60%	—	—	—	—	—
0.75%	542,497	1,916,666	34,404,699	56,626,448	4,271,276
0.85%	215,288	1,789,940	5,716,933	19,928,623	2,030,257
0.95%	790,567	1,106,467	20,041,044	31,752,977	3,655,330
1.00%	70,361	201,093	3,346,421	6,770,909	374,182
1.05%	441,955	669,835	3,852,535	9,680,631	1,161,155
1.10%	112,240	644,347	1,459,165	7,466,937	938,290
1.15%	—	—	—	—	—
1.20%	432,601	309,386	1,713,863	3,099,221	543,410
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	47,844	36,903	202,001	857,172	64,946
1.30%	412,054	212,638	511,520	3,512,896	742,220
1.35%	21,876	—	—	—	247,044
1.40%	—	—	—	—	169,776
1.45%	95,121	32,511	175,493	664,122	141,187
1.50%	3,389	—	—	—	39,180
1.55%	59,955	—	—	—	12,608
1.60%	80,231	—	—	—	2,736
1.65%	76,432	—	—	—	5,495
1.70%	—	—	—	—	81,254
1.75%	—	—	—	—	—
1.80%	—	—	—	—	54,726
1.85%	—	—	—	—	1,661
1.90%	—	—	—	—	—

Total	3,435,836	6,956,449	71,636,919	141,034,862	14,759,331

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  79

	AC VP	AC VP	AC VP	AC VP	BlackRock
	Intl,	Mid Cap Val,	Ultra,	Val,	Global Alloc,
Subaccount	Cl II	Cl II	Cl II	Cl II	Cl III

0.55%	141,164	444,961	81,147	374,077	129,615
0.60%	—	—	—	—	—
0.75%	12,866,217	9,110,165	7,241,826	42,005,096	10,851,033
0.85%	—	6,113,439	3,082,654	13,907,020	4,564,703
0.95%	7,793,773	6,845,099	3,871,324	29,233,665	11,698,815
1.00%	2,059,161	1,161,090	1,136,999	6,276,852	1,890,192
1.05%	—	3,799,169	1,424,767	10,764,079	2,657,023
1.10%	—	1,986,609	597,537	4,230,666	1,895,920
1.15%	—	—	—	23,355	528
1.20%	849,570	599,068	769,989	4,853,489	1,905,560
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	301,705	104,998	940,760	267,712
1.30%	—	1,059,087	232,787	3,201,408	2,066,827
1.35%	—	—	—	678,898	656,523
1.40%	—	—	—	165,933	533,882
1.45%	—	241,112	75,284	959,585	437,558
1.50%	—	—	—	335,466	234,336
1.55%	—	—	—	152,471	124,081
1.60%	—	—	—	13,055	133,014
1.65%	—	—	—	152,434	93,512
1.70%	—	—	—	36,473	133,507
1.75%	—	—	—	—	113,787
1.80%	—	—	—	59,678	56,109
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	23,709,885	31,661,504	18,619,312	118,364,460	40,444,237

80  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

				Col VP
	Calvert	Col VP	Col VP	Commodity	Col VP
	VP SRI	Bal,	Cash Mgmt,	Strategy,	Contrarian Core,
Subaccount	Bal	Cl 3	Cl 3	Cl 2	Cl 2

0.55%	2,030	428,160	441,040	—	41,895
0.60%	—	—	—	—	—
0.75%	10,738,250	45,324,733	76,751,499	148,220	1,941,418
0.85%	—	9,897,993	24,233,525	37,774	684,442
0.95%	5,639,034	33,040,143	50,331,334	149,750	2,047,602
1.00%	1,364,833	4,776,142	7,544,124	21,979	217,385
1.05%	—	6,120,730	17,103,140	25,068	575,891
1.10%	—	3,743,098	7,882,667	124,331	820,875
1.15%	—	34,908	—	—	—
1.20%	614,084	3,680,610	3,817,319	32,314	342,044
1.25%	—	—	—	—	—
1.25%	—	1,285,916	3,508,552	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	29,047,410	21,181,729	—	—
1.25%	—	—	—	4,479	3,115
1.30%	—	3,300,218	3,149,967	20,703	405,520
1.35%	—	241,575	—	16,413	351,958
1.40%	—	434,072	—	—	22,521
1.45%	—	918,337	2,677,593	48,880	85,295
1.50%	—	248,929	—	9,293	11,517
1.55%	—	241,887	—	10,529	7,006
1.60%	—	116,034	—	—	24,407
1.65%	—	66,819	—	—	—
1.70%	—	56,044	—	—	51,473
1.75%	—	3,507	—	—	—
1.80%	—	151,577	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	18,358,231	143,158,842	218,622,489	649,733	7,634,364

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  81

	Col VP	Col VP	Col VP	Col VP Emerg	Col VP
	Core Bond,	Div Bond,	Divd Opp,	Mkts Bond,	Emer Mkts,
Subaccount	Cl 2	Cl 3	Cl 3	Cl 2	Cl 3

0.55%	—	1,573,983	1,443,327	42,504	738,228
0.60%	—	—	—	—	—
0.75%	250,226	145,968,227	144,917,097	791,612	33,012,921
0.85%	82,129	40,443,649	48,373,989	296,482	14,575,173
0.95%	427,542	107,141,245	87,068,770	1,137,402	18,676,510
1.00%	269,494	16,830,483	16,711,562	198,855	3,420,610
1.05%	84,309	28,282,390	22,806,814	339,626	6,986,717
1.10%	95,557	11,515,612	13,068,961	274,208	4,899,900
1.15%	—	—	—	—	—
1.20%	44,844	12,817,268	7,056,684	254,428	1,470,132
1.25%	—	—	38,256,264	—	21,919,236
1.25%	—	1,936,237	2,124,730	—	627,500
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	29,290,542	—	—	—
1.25%	27,233	—	—	18,437	—
1.30%	7,937	7,338,023	6,329,931	139,259	1,980,561
1.35%	95,401	—	—	61,453	—
1.40%	—	—	—	50,517	—
1.45%	88,392	3,067,502	1,869,260	152,167	506,049
1.50%	1,644	—	—	22,079	—
1.55%	—	—	—	9,778	—
1.60%	11,005	—	—	—	—
1.65%	—	—	—	8,302	—
1.70%	—	—	—	22,840	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	1,485,713	406,205,161	390,027,389	3,819,949	108,813,537

82  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

	Col VP	Col VP	Col VP	Col VP	Col VP
	Global Bond,	Hi Yield Bond,	Inc Opp,	Intl Opp,	Lg Cap Gro,
Subaccount	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

0.55%	726,269	847,451	924,019	322,757	1,277,692
0.60%	—	—	—	—	—
0.75%	46,671,698	69,676,457	36,897,364	22,743,453	78,647,393
0.85%	15,294,167	16,768,897	13,238,160	3,325,870	4,264,061
0.95%	36,258,202	55,214,070	24,731,236	14,336,066	44,063,079
1.00%	5,125,333	5,972,368	4,372,639	1,525,751	4,170,561
1.05%	10,356,462	11,145,574	8,333,786	2,717,023	2,343,534
1.10%	3,332,346	4,679,746	4,478,196	1,182,727	923,478
1.15%	—	—	—	—	—
1.20%	4,069,099	4,733,794	3,285,616	805,782	1,990,788
1.25%	—	—	—	—	—
1.25%	710,921	622,377	—	135,655	—
1.25%	—	—	—	—	—
1.25%	9,072,816	17,662,553	—	—	—
1.25%	—	—	—	23,789,388	—
1.25%	—	—	532,287	—	182,749
1.30%	3,322,153	2,887,235	2,725,515	678,081	339,792
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	972,464	1,517,281	978,537	207,015	133,117
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	135,911,930	191,727,803	100,497,355	71,769,568	138,336,244

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  83

			Col VP	Col VP	Col VP
	Col VP	Col VP	Marsico	Mid Cap	Mid Cap
	Lg Core Quan,	Marsico Gro,	Intl Opp,	Gro Opp,	Val Opp,
Subaccount	Cl 3	Cl 1	Cl 2	Cl 3	Cl 3

0.55%	386,318	711,358	579,455	90,107	370,369
0.60%	—	—	—	—	—
0.75%	136,764,590	44,030,520	12,640,676	18,999,781	17,693,501
0.85%	2,353,956	20,128,063	5,974,624	3,047,433	11,989,979
0.95%	69,471,893	25,062,254	8,265,950	10,975,579	10,346,290
1.00%	6,899,114	4,798,668	1,784,777	934,730	1,944,041
1.05%	1,928,267	9,541,972	3,412,366	1,715,703	6,339,310
1.10%	576,865	5,676,683	2,876,539	783,549	2,885,750
1.15%	—	—	8,131	—	—
1.20%	2,670,412	1,886,900	1,243,348	453,243	813,545
1.25%	—	—	—	—	—
1.25%	252,857	—	—	48,462	—
1.25%	—	—	—	21,171,891	—
1.25%	—	—	—	—	—
1.25%	70,869,516	—	—	—	—
1.25%	—	967,548	469,728	—	255,544
1.30%	324,600	2,678,197	1,439,038	320,472	1,701,802
1.35%	—	—	154,012	—	—
1.40%	—	—	104,729	—	—
1.45%	47,326	705,334	260,197	102,666	310,603
1.50%	—	—	94,066	—	—
1.55%	—	—	24,676	—	—
1.60%	—	—	8,790	—	—
1.65%	—	—	19,965	—	—
1.70%	—	—	14,472	—	—
1.75%	—	—	—	—	—
1.80%	—	—	1,497	—	—
1.85%	—	—	4,373	—	—
1.90%	—	—	—	—	—

Total	292,545,714	116,187,497	39,381,409	58,643,616	54,650,734

84  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

	Col VP Multi-	Col VP	Col VP Select	Col VP Select	Col VP
	Strategy Alt,	S&P 500,	Lg Cap Val,	Sm Cap Val,	US Govt Mtge,
Subaccount	Cl 2	Cl 3	Cl 3	Cl 3	Cl 3

0.55%	1,454	184,633	282,171	126,595	234,254
0.60%	—	—	—	—	—
0.75%	731,562	52,070,846	11,118,497	11,928,440	43,682,994
0.85%	392,784	8,859,840	3,251,653	2,064,671	12,118,365
0.95%	707,012	38,403,580	6,538,929	7,407,315	37,054,235
1.00%	270,524	4,282,116	851,162	961,026	5,201,111
1.05%	232,863	5,851,061	1,951,101	1,596,709	6,635,399
1.10%	975,570	2,861,976	655,618	895,597	2,506,529
1.15%	—	—	—	—	—
1.20%	251,584	3,312,104	709,550	424,235	5,295,317
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	28,185	301,836	90,312	65,304	1,028,925
1.30%	407,497	2,370,810	606,447	582,085	2,846,658
1.35%	166,723	558,234	—	—	—
1.40%	7,693	234,964	—	—	—
1.45%	229,493	538,366	181,512	111,438	2,034,761
1.50%	—	181,381	—	—	—
1.55%	10,429	74,795	—	—	—
1.60%	—	47,709	—	—	—
1.65%	11,331	74,328	—	—	—
1.70%	—	34,418	—	—	—
1.75%	—	1,620	—	—	—
1.80%	—	1,219	—	—	—
1.85%	—	41,331	—	—	—
1.90%	—	—	—	—	—

Total	4,424,704	120,287,167	26,236,952	26,163,415	118,638,548

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  85

	CS	DWS Alt Asset	EV VT	Fid VIP	Fid VIP
	Commodity	Alloc VIP,	Floating-Rate	Contrafund,	Gro & Inc,
Subaccount	Return	Cl B	Inc	Serv Cl 2	Serv Cl 2

0.55%	634,551	160,058	3,677,516	1,860,554	337,667
0.60%	—	—	—	—	—
0.75%	24,974,136	8,509,738	86,779,198	116,340,577	47,014,623
0.85%	7,282,930	2,058,311	31,136,190	43,929,013	—
0.95%	17,008,393	6,628,984	65,552,627	76,647,141	28,445,797
1.00%	4,635,600	764,131	12,780,521	14,815,507	5,644,995
1.05%	4,965,811	2,147,604	20,465,908	27,056,518	—
1.10%	4,239,162	1,593,377	14,511,356	16,549,685	—
1.15%	—	—	—	74,222	—
1.20%	1,744,332	896,476	8,258,579	10,325,002	2,892,713
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	504,384	143,119	2,311,793	3,127,013	—
1.30%	1,860,422	808,045	9,644,700	9,783,848	—
1.35%	—	349,176	—	1,059,982	—
1.40%	—	176,815	—	578,926	—
1.45%	583,210	59,578	4,207,192	2,772,474	—
1.50%	—	147,419	—	678,018	—
1.55%	—	32,036	—	204,716	—
1.60%	—	45,710	—	23,819	—
1.65%	—	37,288	—	206,291	—
1.70%	—	94,661	—	110,135	—
1.75%	—	10,295	—	24,799	—
1.80%	—	79,595	—	53,246	—
1.85%	—	3,498	—	6,338	—
1.90%	—	—	—	75,403	—

Total	68,432,931	24,745,914	259,325,580	326,303,227	84,335,795

86  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

	Fid VIP	Fid VIP	Fid VIP	FTVIPT Frank	FTVIPT
	Mid Cap,	Overseas,	Strategic Inc,	Global Real Est,	Frank Inc,
Subaccount	Serv Cl 2	Serv Cl 2	Serv Cl 2	Cl 2	Cl 2

0.55%	893,655	358,600	59,329	181,732	25,236
0.60%	—	—	—	—	—
0.75%	73,539,974	21,346,033	4,174,230	28,481,823	4,290,407
0.85%	34,636,152	7,438,827	1,039,482	12,528,702	1,815,484
0.95%	43,257,349	14,012,339	2,729,351	17,379,755	4,628,527
1.00%	11,367,128	2,342,897	787,550	4,215,947	385,652
1.05%	15,543,794	3,821,071	1,696,303	5,560,970	1,379,171
1.10%	9,716,967	1,417,769	687,204	4,374,807	778,295
1.15%	23,426	—	—	—	—
1.20%	5,815,592	1,403,282	529,846	2,259,936	864,417
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,635,980	299,925	206,364	613,698	34,675
1.30%	4,905,484	877,590	450,988	2,790,984	1,173,674
1.35%	545,743	—	146,555	—	344,241
1.40%	231,814	—	118,390	—	109,538
1.45%	987,573	348,410	310,805	476,668	361,248
1.50%	172,059	—	61,253	—	87,110
1.55%	178,273	—	—	—	89,520
1.60%	13,516	—	25,942	—	32,429
1.65%	121,407	—	—	—	59,472
1.70%	60,313	—	40,528	—	53,635
1.75%	8,712	—	—	—	9,805
1.80%	49,325	—	—	—	24,909
1.85%	—	—	—	—	15,223
1.90%	—	—	—	—	—

Total	203,704,236	53,666,743	13,064,120	78,865,022	16,562,668

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  87

	FTVIPT Frank	FTVIPT Frank	FTVIPT Temp	GS VIT	GS VIT U.S.
	Sm Cap Val,	Mutual Shares,	Global Bond,	Mid Cap Val,	Eq Insights,
Subaccount	Cl 2	Cl 2	Cl 2	Inst	Inst

0.55%	285,901	147,355	107,729	405,726	466,232
0.60%	—	—	—	—	—
0.75%	19,201,834	28,343,640	5,645,855	35,668,714	52,165,528
0.85%	10,845,891	14,378,481	1,816,439	—	5,862,737
0.95%	12,771,646	20,113,089	5,007,340	22,012,033	32,151,100
1.00%	3,322,866	4,930,846	1,092,324	5,598,468	4,260,997
1.05%	4,555,687	8,676,246	1,370,003	—	3,364,406
1.10%	3,110,028	5,270,644	1,199,930	—	1,064,257
1.15%	41,950	307	—	—	—
1.20%	1,922,180	2,751,257	680,639	2,896,284	2,113,213
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	247,112	816,770	135,235	—	374,118
1.30%	1,707,972	3,164,937	1,027,416	—	639,557
1.35%	205,254	195,833	176,212	—	—
1.40%	72,827	41,495	14,468	—	—
1.45%	366,939	626,141	509,789	—	155,607
1.50%	160,984	47,942	75,496	—	—
1.55%	88,784	28,735	2,074	—	—
1.60%	5,762	3,838	13,704	—	—
1.65%	42,268	49,689	—	—	—
1.70%	10,993	6,963	34,179	—	—
1.75%	2,357	8,775	15,537	—	—
1.80%	2,606	114,374	—	—	—
1.85%	—	—	7,866	—	—
1.90%	6,201	—	54,427	—	—

Total	58,978,042	89,717,357	18,986,662	66,581,225	102,617,752

88  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Am Fran,	Bal Risk Alloc,	Comstock,	Div Divd,	Global Hlth,
Subaccount	Ser II	Ser II	Ser II	Ser I	Ser II

0.55%	77,885	130,478	556,857	191,363	149,344
0.60%	—	—	—	—	—
0.75%	37,224,437	3,988,687	58,838,794	10,022,142	8,251,351
0.85%	2,289,766	1,390,915	11,837,681	—	4,341,807
0.95%	17,219,292	4,138,669	30,111,650	5,508,862	5,335,397
1.00%	4,596,026	2,114,998	10,383,599	1,110,838	1,041,812
1.05%	1,180,540	962,998	5,920,507	—	2,552,858
1.10%	438,427	2,660,796	3,585,087	—	1,246,441
1.15%	—	4,890	—	—	—
1.20%	2,006,317	2,301,172	4,815,746	809,636	366,768
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	87,741	183,733	592,820	—	114,631
1.30%	258,886	2,124,450	1,957,483	—	576,830
1.35%	—	866,249	—	—	—
1.40%	—	164,694	—	—	—
1.45%	111,601	619,831	442,336	—	157,525
1.50%	—	102,232	—	—	—
1.55%	—	97,373	—	—	—
1.60%	—	149,404	—	—	—
1.65%	—	14,578	—	—	—
1.70%	—	6,325	—	—	—
1.75%	—	—	—	—	—
1.80%	—	25,730	—	—	—
1.85%	—	106,761	—	—	—
1.90%	—	—	—	—	—

Total	65,490,918	22,154,963	129,042,560	17,642,841	24,134,764

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  89

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Ivy VIP
	Intl Gro,	Mid Cap Gro,	Mid Cap Gro,	Tech,	Asset
Subaccount	Ser II	Ser I	Ser II	Ser I	Strategy

0.55%	249,253	87,374	63,442	445,048	141,987
0.60%	—	—	—	—	—
0.75%	22,445,860	7,533,653	8,605,026	14,171,048	5,618,988
0.85%	9,421,534	—	1,744,960	—	2,673,518
0.95%	15,539,343	5,337,071	4,529,299	7,262,459	5,338,816
1.00%	2,224,869	95,094	1,059,892	1,647,955	614,038
1.05%	5,562,233	—	915,547	—	1,366,255
1.10%	2,808,994	—	908,504	—	1,754,405
1.15%	—	—	—	—	—
1.20%	959,104	122,896	596,223	586,382	1,386,537
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	344,088	—	65,039	—	435,783
1.30%	1,187,351	—	254,503	—	1,461,053
1.35%	—	—	—	—	950,426
1.40%	—	—	—	—	204,755
1.45%	256,183	—	54,202	—	713,445
1.50%	—	—	—	—	103,208
1.55%	—	—	—	—	110,319
1.60%	—	—	—	—	15,607
1.65%	—	—	—	—	17,708
1.70%	—	—	—	—	17,783
1.75%	—	—	—	—	—
1.80%	—	—	—	—	77,723
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	60,998,812	13,176,088	18,796,637	24,112,892	23,002,354

90  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen
	Flex Bond,	Gbl Alloc Mod,	Global Tech,	Janus,	Overseas,
Subaccount	Serv	Serv	Serv	Serv	Serv

0.55%	385	617	102,756	327,888	238,610
0.60%	—	—	—	—	—
0.75%	2,585,068	2,094,260	15,145,821	13,620,535	20,939,775
0.85%	776,061	2,322,824	—	9,620,021	—
0.95%	1,771,718	1,944,161	8,911,896	9,101,678	15,967,317
1.00%	329,064	19,637	238,687	1,655,878	509,015
1.05%	453,821	755,262	—	3,669,342	—
1.10%	298,823	90,266	—	2,391,234	—
1.15%	—	—	—	14,023	—
1.20%	243,025	67,571	93,372	904,329	240,109
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	61,115	29,823	—	240,381	—
1.30%	198,715	42,016	—	1,286,860	—
1.35%	64,158	2,898	—	105,813	—
1.40%	2,410	95,103	—	3,788	—
1.45%	187,182	55,094	—	365,737	—
1.50%	2,416	193,000	—	58,654	—
1.55%	27,135	14,954	—	28,417	—
1.60%	18,391	33,471	—	4,748	—
1.65%	—	—	—	26,743	—
1.70%	27,315	—	—	198	—
1.75%	—	—	—	—	—
1.80%	46,560	4,519	—	3,611	—
1.85%	612	—	—	—	—
1.90%	—	—	—	—	—

Total	7,093,974	7,765,476	24,492,532	43,429,878	37,894,826

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  91

	Lazard Ret	MFS Inv	MFS	MFS	MS UIF Global
	Global Dyn MA,	Gro Stock,	New Dis,	Utilities,	Real Est,
Subaccount	Serv	Serv Cl	Serv Cl	Serv Cl	Cl II

0.55%	6,051	179,703	173,018	684,387	343,083
0.60%	—	—	—	—	—
0.75%	847,173	34,701,701	17,288,804	32,639,813	17,893,097
0.85%	369,776	2,972,430	—	16,808,461	7,322,854
0.95%	1,416,297	22,333,349	12,729,592	22,160,880	11,018,247
1.00%	183,187	2,728,221	1,486,596	3,101,219	3,051,894
1.05%	296,681	2,329,177	—	9,699,287	4,395,107
1.10%	388,554	1,367,052	—	5,179,394	3,090,362
1.15%	—	—	—	17,993	—
1.20%	396,588	1,177,888	924,216	2,644,364	1,547,125
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	266,913	368,337	—	504,492	305,891
1.30%	435,859	551,606	—	3,269,191	1,677,480
1.35%	140,396	—	—	330,470	—
1.40%	—	—	—	449,982	—
1.45%	300,468	377,383	—	858,770	469,793
1.50%	3,314	—	—	687,933	—
1.55%	63,839	—	—	173,557	—
1.60%	—	—	—	44,116	—
1.65%	—	—	—	137,463	—
1.70%	71,586	—	—	109,280	—
1.75%	—	—	—	13,952	—
1.80%	—	—	—	38,028	—
1.85%	—	—	—	6,380	—
1.90%	—	—	—	—	—

Total	5,186,682	69,086,847	32,602,226	99,559,412	51,114,933

92  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

	MS UIF	NB AMT	Oppen	Oppen Global	Oppen Main St
	Mid Cap Gro,	Intl Eq,	Global VA,	Strategic Inc VA,	Sm Cap VA,
Subaccount	Cl II	Cl S	Serv	Srv	Serv

0.55%	191,938	274,887	442,644	2,994,493	336,922
0.60%	—	—	—	—	—
0.75%	8,492,630	6,179,076	19,742,925	148,190,933	12,452,866
0.85%	4,661,268	3,017,423	7,967,846	47,077,569	6,264,775
0.95%	6,523,120	3,804,801	13,330,057	106,841,426	8,650,590
1.00%	1,101,457	484,010	3,950,256	19,656,371	2,573,907
1.05%	2,465,071	1,851,213	5,861,185	34,192,904	5,141,136
1.10%	1,412,257	1,135,062	2,733,837	17,015,541	2,685,253
1.15%	4,481	—	2,631	5,237	—
1.20%	932,916	236,554	2,553,521	13,581,313	1,577,226
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	229,167	94,290	828,108	3,075,689	335,898
1.30%	894,569	485,832	1,769,604	12,311,811	1,566,595
1.35%	253,396	—	631,915	187,262	254,428
1.40%	44,400	—	102,394	—	63,451
1.45%	197,511	75,448	600,397	4,996,850	246,933
1.50%	72,634	—	100,839	51,861	171,046
1.55%	20,176	—	271,323	50,595	46,720
1.60%	9,014	—	7,579	89,819	10,041
1.65%	17,883	—	42,511	—	11,387
1.70%	7,559	—	735	118,811	16,404
1.75%	3,782	—	9,269	—	11,358
1.80%	1,379	—	403	134,126	17,251
1.85%	—	—	—	—	3,791
1.90%	—	—	—	—	—

Total	27,536,608	17,638,596	60,949,979	410,572,611	42,437,978

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  93

		PIMCO VIT		Put VT
	PIMCO	Glb MA	PIMCO VIT	Global	Put VT
	VIT All Asset,	Man Alloc,	Tot Return,	Hlth Care,	Intl Eq,
Subaccount	Advisor Cl	Adv Cl	Advisor Cl	Cl IB	Cl IB

0.55%	413,885	3,635	—	104,222	24,142
0.60%	—	—	—	—	—
0.75%	48,560,726	1,413,260	1,912,106	7,224,530	7,141,204
0.85%	18,682,436	286,191	661,238	—	—
0.95%	40,274,604	1,373,023	2,682,809	4,170,257	4,852,858
1.00%	6,420,109	68,159	321,648	1,029,159	879,763
1.05%	13,849,038	493,404	882,445	—	—
1.10%	6,988,555	207,318	575,568	—	—
1.15%	11,971	—	—	—	—
1.20%	7,333,581	331,741	263,942	412,037	365,949
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2,030,192	2,056	8,508	—	—
1.30%	5,512,323	260,038	192,798	—	—
1.35%	576,275	126,600	170,357	—	—
1.40%	767,864	326,452	—	—	—
1.45%	1,856,636	143,919	345,247	—	—
1.50%	520,703	90,230	15,886	—	—
1.55%	305,643	10,525	—	—	—
1.60%	38,378	383	4,179	—	—
1.65%	235,787	173,197	—	—	—
1.70%	57,880	—	103,715	—	—
1.75%	71,837	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	51,587	—	—
1.90%	—	—	—	—	—

Total	154,508,423	5,310,131	8,192,033	12,940,205	13,263,916

94  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

	Put VT	VanEck VIP	VP	VP	VP AQR Man
	Multi-Cap Gro,	Global Gold,	Aggr,	Aggr,	Fut Strategy,
Subaccount	Cl IB	Cl S	Cl 2	Cl 4	Cl 2

0.55%	29,782	179,759	1,803,429	15,408,105	32,160
0.60%	—	—	—	—	—
0.75%	10,339,848	1,091,165	68,357,750	183,069,445	2,181,161
0.85%	—	1,000,896	319,087,360	528,533,899	700,302
0.95%	6,713,018	856,368	205,762,465	80,004,157	1,428,417
1.00%	311,447	113,265	8,078,517	17,227,933	576,120
1.05%	—	252,443	16,912,506	159,290,377	437,470
1.10%	—	355,267	37,096,951	97,108,852	424,112
1.15%	—	—	53,240	—	—
1.20%	106,693	183,769	112,246,586	5,047,711	183,715
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	4,837	1,961,765	4,445,019	135,035
1.30%	—	97,019	15,758,104	23,978,592	207,860
1.35%	—	50,706	2,832,884	—	52,335
1.40%	—	14,520	5,796,993	—	—
1.45%	—	17,519	5,712,630	1,478,146	89,404
1.50%	—	33,884	821,198	—	7,035
1.55%	—	11,671	952,664	—	16,706
1.60%	—	4,958	686,889	—	—
1.65%	—	—	3,725,205	—	4,979
1.70%	—	5,953	177,003	—	41,710
1.75%	—	1,970	426,498	—	—
1.80%	—	—	81,428	—	—
1.85%	—	—	213,820	—	1,748
1.90%	—	—	—	—	—

Total	17,500,788	4,275,969	808,545,885	1,115,592,236	6,520,269

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  95

				VP GS
	VP BR Gl	VP	VP	Commodity	VP
	Infl Prot Sec,	Conserv,	Conserv,	Strategy,	Mod,
Subaccount	Cl 3	Cl 2	Cl 4	Cl 2	Cl 2

0.55%	580,816	3,556,651	3,064,154	8,104	3,851,033
0.60%	—	—	—	—	2,977
0.75%	51,051,924	66,474,381	116,673,040	358,662	402,208,094
0.85%	13,180,080	111,142,061	337,162,178	148,783	1,702,393,310
0.95%	33,721,575	134,759,352	91,675,971	407,786	1,372,194,229
1.00%	5,974,743	7,732,328	10,572,011	123,317	42,675,994
1.05%	8,189,469	28,494,694	196,119,319	119,024	138,149,545
1.10%	3,340,798	24,423,916	107,856,984	215,153	205,380,154
1.15%	—	12,116	—	—	1,110,580
1.20%	4,527,942	106,271,817	11,689,237	85,869	970,843,490
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	683,285	3,851,848	11,517,943	13,915	18,016,513
1.30%	4,076,839	34,449,535	62,281,239	24,054	159,138,274
1.35%	—	11,470,875	—	31,856	48,448,039
1.40%	—	11,122,466	—	15,927	53,838,139
1.45%	1,279,982	16,283,131	21,050,407	64,618	79,490,788
1.50%	—	2,053,465	—	12,301	16,381,759
1.55%	—	6,888,746	—	9,392	17,611,534
1.60%	—	1,407,935	—	—	12,126,983
1.65%	—	7,705,933	—	—	26,063,197
1.70%	—	4,785,894	—	—	6,419,669
1.75%	—	1,245,598	—	—	2,584,737
1.80%	—	1,789,035	—	—	1,885,199
1.85%	—	347,760	—	—	1,607,080
1.90%	—	633,698	—	—	71,115

Total	126,607,453	586,903,235	969,662,483	1,638,761	5,282,492,432

96  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

	VP	VP	VP	VP Mod	VP Mod
	Mod,	Mod Aggr,	Mod Aggr,	Conserv,	Conserv,
Subaccount	Cl 4	Cl 2	Cl 4	Cl 2	Cl 4

0.55%	13,901,433	3,380,178	22,673,841	1,477,104	4,236,965
0.60%	—	—	—	—	—
0.75%	1,191,617,641	232,061,925	710,239,245	154,600,269	329,683,790
0.85%	3,816,276,640	1,171,460,980	1,972,689,028	329,278,791	860,888,302
0.95%	704,893,507	755,349,545	336,824,068	370,453,853	235,162,394
1.00%	133,360,695	20,638,645	63,186,812	15,571,004	38,870,792
1.05%	1,507,229,180	75,414,944	667,632,564	54,918,018	413,495,006
1.10%	964,701,532	135,654,305	350,986,089	50,122,880	275,867,832
1.15%	—	258,471	—	573,201	—
1.20%	63,550,239	448,742,530	17,092,250	236,975,668	23,129,695
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	37,695,089	8,502,772	19,986,755	6,354,223	18,523,241
1.30%	384,776,392	69,593,918	103,308,973	56,872,239	148,675,499
1.35%	—	18,699,996	—	19,853,002	—
1.40%	—	22,020,459	—	20,160,389	—
1.45%	32,385,545	33,555,316	7,967,822	26,091,975	29,448,220
1.50%	—	6,261,263	—	5,751,484	—
1.55%	—	4,584,187	—	9,948,318	—
1.60%	—	2,981,658	—	4,450,509	—
1.65%	—	10,785,745	—	9,672,893	—
1.70%	—	1,060,198	—	3,417,078	—
1.75%	—	1,729,560	—	5,180,552	—
1.80%	—	698,366	—	2,005,245	—
1.85%	—	241,904	—	972,374	—
1.90%	—	24,875	—	183,823	—

Total	8,850,387,893	3,023,701,740	4,272,587,447	1,384,884,892	2,377,981,736

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  97

	VP Ptnrs	VP Pyrford	VP Sit	VP Vty
	Sm Cap Val,	Intl Eq,	Divd Gro,	Estb Val,	Wanger
Subaccount	Cl 3	Cl 2	Cl 3	Cl 3	Intl

0.55%	316,662	2,525	183,098	173,183	918,120
0.60%	—	—	—	—	—
0.75%	25,397,431	128,054	12,078,245	3,576,302	46,512,891
0.85%	6,596,237	217,300	8,303,863	1,482,592	20,183,296
0.95%	13,581,281	89,811	6,309,572	2,014,239	27,964,929
1.00%	2,954,931	103,784	830,901	387,341	5,243,288
1.05%	3,252,515	67,226	3,439,214	1,020,798	11,210,444
1.10%	1,526,399	45,135	1,631,307	303,363	5,571,895
1.15%	—	—	—	—	—
1.20%	1,346,403	35,905	560,338	168,432	2,380,087
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	196,625	18,082	177,061	79,500	697,854
1.30%	632,584	7,642	1,056,622	135,586	2,678,350
1.35%	—	30,202	—	—	—
1.40%	—	5,098	—	—	—
1.45%	222,890	24,692	249,773	36,311	560,450
1.50%	—	1,944	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	56,023,958	777,400	34,819,994	9,377,647	123,921,604

98  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

		WF Adv VT
		Index Asset	WF Adv	WF Adv	WF Adv VT
	Wanger	Alloc,	VT Intl Eq,	VT Opp,	Sm Cap Gro,
Subaccount	USA	Cl 2	Cl 2	Cl 2	Cl 2

0.55%	597,500	4,600	165,766	73,204	110,399
0.60%	—	—	—	—	—
0.75%	59,077,509	8,989,863	11,281,818	12,892,685	12,946,277
0.85%	17,494,133	—	5,763,104	4,561,073	6,303,540
0.95%	36,896,876	6,210,755	7,647,771	9,027,114	8,749,970
1.00%	9,057,172	1,040,014	1,887,949	1,616,786	1,414,696
1.05%	9,333,380	—	2,392,394	3,267,879	4,071,424
1.10%	4,824,078	—	1,595,619	1,777,086	1,683,680
1.15%	—	—	—	8,658	—
1.20%	3,703,916	445,359	1,077,516	1,074,055	1,039,903
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	833,731	—	204,120	185,396	253,217
1.30%	2,163,085	—	985,506	990,900	1,041,589
1.35%	—	—	—	52,367	262,984
1.40%	—	—	—	71,840	37,029
1.45%	440,247	—	220,775	180,653	301,116
1.50%	—	—	—	40,090	134,110
1.55%	—	—	—	88,688	27,338
1.60%	—	—	—	58,559	7,570
1.65%	—	—	—	130,998	34,597
1.70%	—	—	—	95,969	92,442
1.75%	—	—	—	—	—
1.80%	—	—	—	24,035	40,398
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	144,421,627	16,690,591	33,222,338	36,218,035	38,552,279

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  99

WA Var Global
Hi Yd Bond,
Subaccount	Cl II

0.55%	16,929
0.60%	—
0.75%	811,212
0.85%	257,729
0.95%	770,302
1.00%	73,920
1.05%	258,697
1.10%	233,699
1.15%	—
1.20%	46,657
1.25%	—
1.25%	—
1.25%	—
1.25%	—
1.25%	—
1.25%	7,793
1.30%	230,219
1.35%	26,119
1.40%	114,004
1.45%	44,939
1.50%	—
1.55%	—
1.60%	4,118
1.65%	7,758
1.70%	98,627
1.75%	—
1.80%	—
1.85%	6,386
1.90%	—

Total	3,009,108

100  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

The following is a summary of net assets at Dec. 31, 2013:

	AB VPS Dyn	AB VPS Global	AB VPS	AB VPS	ALPS Alerian
	Asset Alloc,	Thematic Gro,	Gro & Inc,	Intl Val,	Engy Infr,
Subaccount	Cl B	Cl B	Cl B	Cl B	Class III

0.55%	$35,765	$49,003	$380,819	$1,298,366	$237,723
0.60%	79	—	—	—	81
0.75%	579,635	2,526,946	60,006,361	105,834,558	4,555,122
0.85%	229,857	2,374,109	8,954,320	18,204,658	2,163,723
0.95%	843,450	1,435,115	34,127,059	58,024,140	3,892,905
1.00%	75,075	259,806	6,159,945	12,784,156	398,367
1.05%	471,176	875,204	5,940,110	8,768,290	1,235,765
1.10%	119,618	839,238	2,238,045	6,693,160	998,247
1.15%	78	—	—	—	81
1.20%	460,700	393,102	3,097,364	5,722,063	577,730
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	50,933	47,503	306,124	759,225	69,025
1.30%	438,501	272,546	772,814	3,101,609	788,549
1.35%	23,350	—	—	—	262,376
1.40%	78	—	—	—	180,251
1.45%	101,116	41,206	262,172	583,558	149,845
1.50%	3,678	—	—	—	41,569
1.55%	63,755	—	—	—	13,372
1.60%	85,194	—	—	—	2,981
1.65%	81,131	—	—	—	5,905
1.70%	78	—	—	—	86,089
1.75%	78	—	—	—	80
1.80%	78	—	—	—	57,943
1.85%	78	—	—	—	1,839
1.90%	78	—	—	—	80

Total	$3,663,559	$9,113,778	$122,245,133	$221,773,783	$15,719,648

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  101

	AC VP	AC VP	AC VP	AC VP	BlackRock
	Intl,	Mid Cap Val,	Ultra,	Val,	Global Alloc,
Subaccount	Cl II	Cl II	Cl II	Cl II	Cl III

0.55%	$251,711	$679,237	$134,219	$823,609	$152,164
0.60%	—	—	—	105	89
0.75%	22,403,337	13,727,191	11,795,612	90,296,843	13,109,282
0.85%	—	11,369,159	5,217,383	21,729,965	5,331,613
0.95%	13,323,815	10,226,842	6,196,600	61,483,772	13,778,447
1.00%	4,024,796	1,720,105	1,812,302	13,010,786	2,202,082
1.05%	—	6,977,554	2,375,053	16,570,928	3,092,845
1.10%	—	3,625,266	992,415	6,487,034	2,205,213
1.15%	—	—	—	31,644	702
1.20%	1,625,931	875,639	1,207,512	9,850,635	2,212,440
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	544,277	172,192	1,426,388	310,558
1.30%	—	1,903,758	380,740	4,834,932	2,395,618
1.35%	—	—	—	1,147,261	760,311
1.40%	—	—	—	279,938	617,752
1.45%	—	428,484	122,103	1,433,352	505,869
1.50%	—	—	—	451,735	270,703
1.55%	—	—	—	255,957	143,210
1.60%	—	—	—	21,874	153,388
1.65%	—	—	—	254,959	107,750
1.70%	—	—	—	60,905	153,704
1.75%	—	—	—	120	130,881
1.80%	—	—	—	99,301	64,488
1.85%	—	—	—	102	87
1.90%	—	—	—	102	77

Total	$41,629,590	$52,077,512	$30,406,131	$230,552,247	$47,699,273

102  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

				Col VP
	Calvert	Col VP	Col VP	Commodity	Col VP
	VP SRI	Bal,	Cash Mgmt,	Strategy,	Contrarian Core,
Subaccount	Bal	Cl 3	Cl 3	Cl 2	Cl 2

0.55%	$2,987	$727,947	$535,302	$71	$50,957
0.60%	—	13	—	71	12
0.75%	15,430,988	75,738,116	90,582,351	137,405	2,357,292
0.85%	—	14,906,381	25,007,375	35,014	830,489
0.95%	7,897,857	53,914,520	57,785,540	138,629	2,482,677
1.00%	2,159,294	8,614,426	7,886,814	20,340	263,483
1.05%	—	9,164,696	17,384,772	23,190	697,737
1.10%	—	5,531,471	7,981,039	114,976	994,173
1.15%	—	43,552	—	71	12
1.20%	948,748	6,415,197	3,894,233	29,862	413,965
1.25%	—	—	—	—	—
1.25%	—	1,879,189	3,513,228	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	72,603,184	26,697,670	—	—
1.25%	—	—	—	4,208	3,780
1.30%	—	4,803,118	3,141,580	19,118	490,421
1.35%	—	376,004	—	15,151	425,487
1.40%	—	674,523	—	71	27,217
1.45%	—	1,321,985	2,640,935	45,089	103,040
1.50%	—	308,701	—	8,641	13,909
1.55%	—	373,869	—	9,706	8,469
1.60%	—	179,037	—	71	29,465
1.65%	—	102,937	—	71	12
1.70%	—	86,181	—	71	62,079
1.75%	—	5,399	—	71	12
1.80%	—	232,312	—	71	12
1.85%	—	13	—	71	12
1.90%	—	13	—	71	12

Total	$26,439,874	$258,002,784	$247,050,839	$602,110	$9,254,724

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  103

	Col VP	Col VP	Col VP	Col VP Emerg	Col VP
	Core Bond,	Div Bond,	Divd Opp,	Mkts Bond,	Emer Mkts,
Subaccount	Cl 2	Cl 3	Cl 3	Cl 2	Cl 3

0.55%	$72	$2,839,576	$3,365,141	$38,528	$1,920,090
0.60%	72	—	—	68	—
0.75%	238,713	255,217,907	328,931,357	716,556	80,150,712
0.85%	78,289	54,818,006	67,627,249	268,170	23,044,144
0.95%	407,381	182,686,023	192,180,058	1,028,037	44,293,275
1.00%	256,624	24,945,993	37,195,399	179,671	10,765,764
1.05%	80,251	37,792,496	31,424,927	306,741	10,912,769
1.10%	90,926	15,324,208	17,929,184	247,570	7,591,264
1.15%	72	—	—	68	—
1.20%	42,640	18,584,522	15,274,948	229,557	4,519,810
1.25%	—	—	81,989,075	—	42,548,581
1.25%	—	2,565,285	2,880,611	—	961,330
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	54,869,143	—	—	—
1.25%	25,886	—	—	16,627	—
1.30%	7,613	9,607,098	8,547,137	125,545	3,021,958
1.35%	90,690	—	—	55,403	—
1.40%	72	—	—	45,508	—
1.45%	83,899	3,980,394	2,496,048	137,032	763,599
1.50%	1,631	—	—	19,945	—
1.55%	72	—	—	8,868	—
1.60%	10,434	—	—	68	—
1.65%	72	—	—	7,533	—
1.70%	72	—	—	20,530	—
1.75%	72	—	—	133	—
1.80%	72	—	—	68	—
1.85%	72	—	—	68	—
1.90%	72	—	—	68	—

Total	$1,415,769	$663,230,651	$789,841,134	$3,452,362	$230,493,296

104  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

	Col VP	Col VP	Col VP	Col VP	Col VP
	Global Bond,	Hi Yield Bond,	Inc Opp,	Intl Opp,	Lg Cap Gro,
Subaccount	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

0.55%	$1,339,104	$1,969,770	$1,753,783	$434,981	$1,259,816
0.60%	—	—	—	—	—
0.75%	83,583,220	157,763,112	68,818,949	29,919,368	76,428,508
0.85%	19,906,826	29,541,218	22,932,193	4,531,112	6,368,268
0.95%	63,173,796	121,904,793	45,299,818	18,437,285	41,588,344
1.00%	8,654,281	13,956,711	7,961,875	3,043,009	6,339,725
1.05%	13,273,058	19,328,507	14,224,600	3,644,626	3,447,112
1.10%	4,248,585	8,096,813	7,608,635	1,580,931	1,365,319
1.15%	—	—	—	—	—
1.20%	6,710,080	11,014,087	5,875,370	1,568,878	2,963,360
1.25%	—	—	—	—	—
1.25%	896,345	1,063,267	—	179,236	—
1.25%	—	—	—	—	—
1.25%	16,984,494	43,727,611	—	—	—
1.25%	—	—	—	41,162,781	—
1.25%	—	—	894,000	—	264,397
1.30%	4,172,155	4,913,456	4,560,613	892,800	490,538
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	1,207,786	2,553,057	1,702,070	269,431	190,013
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	$224,149,730	$415,832,402	$181,631,906	$105,664,438	$140,705,400

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  105

			Col VP	Col VP	Col VP
	Col VP	Col VP	Marsico	Mid Cap	Mid Cap
	Lg Core Quan,	Marsico Gro,	Intl Opp,	Gro Opp,	Val Opp,
Subaccount	Cl 3	Cl 1	Cl 2	Cl 3	Cl 3

0.55%	$500,215	$1,137,606	$684,546	$173,677	$762,993
0.60%	—	—	94	—	—
0.75%	173,002,757	69,373,765	14,730,042	35,323,695	35,798,731
0.85%	3,553,649	33,734,411	7,817,005	4,843,280	19,291,813
0.95%	86,180,947	39,087,805	9,593,935	19,979,080	20,536,176
1.00%	10,725,603	7,413,994	2,037,070	1,735,551	3,857,374
1.05%	2,867,307	15,745,609	4,376,980	2,685,964	10,065,250
1.10%	854,500	9,328,454	3,676,083	1,232,737	4,555,691
1.15%	—	—	10,014	—	—
1.20%	4,424,951	2,870,695	1,401,427	837,120	1,608,912
1.25%	—	—	—	—	—
1.25%	370,382	—	—	74,740	—
1.25%	—	—	—	30,195,929	—
1.25%	—	—	—	—	—
1.25%	141,587,287	—	—	—	—
1.25%	—	1,572,422	593,510	—	398,776
1.30%	473,683	4,334,783	1,811,652	492,218	2,645,939
1.35%	—	—	214,098	—	—
1.40%	—	—	145,240	—	—
1.45%	68,081	1,128,703	323,840	155,974	477,466
1.50%	—	—	115,152	—	—
1.55%	—	—	34,045	—	—
1.60%	—	—	12,106	—	—
1.65%	—	—	27,451	—	—
1.70%	—	—	19,863	—	—
1.75%	—	—	89	—	—
1.80%	—	—	2,136	—	—
1.85%	—	—	5,414	—	—
1.90%	—	—	93	—	—

Total	$424,609,362	$185,728,247	$47,631,885	$97,729,965	$99,999,121

106  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

	Col VP Multi-	Col VP	Col VP Select	Col VP Select	Col VP
	Strategy Alt,	S&P 500,	Lg Cap Val,	Sm Cap Val,	US Govt Mtge,
Subaccount	Cl 2	Cl 3	Cl 3	Cl 3	Cl 3

0.55%	$1,393	$277,005	$539,701	$362,701	$324,446
0.60%	10	14	—	—	—
0.75%	694,863	73,419,723	20,874,628	33,401,682	58,831,057
0.85%	372,827	14,097,751	5,243,578	3,561,325	13,263,343
0.95%	670,591	52,788,821	12,025,580	20,180,626	48,418,622
1.00%	256,503	7,666,051	1,556,681	2,508,954	5,900,457
1.05%	220,705	9,200,745	3,100,668	2,712,694	7,186,400
1.10%	924,321	4,469,063	1,037,362	1,515,815	2,692,235
1.15%	10	11	—	—	—
1.20%	238,191	5,788,590	1,272,017	1,081,240	5,862,071
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	26,676	466,048	141,370	109,292	1,092,894
1.30%	385,513	3,646,039	945,300	970,641	3,011,195
1.35%	157,674	974,916	—	—	—
1.40%	7,270	409,661	—	—	—
1.45%	216,875	818,791	279,733	183,631	2,155,646
1.50%	10	240,958	—	—	—
1.55%	9,858	129,736	—	—	—
1.60%	9	82,597	—	—	—
1.65%	10,703	128,480	—	—	—
1.70%	10	59,383	—	—	—
1.75%	10	2,807	—	—	—
1.80%	10	2,113	—	—	—
1.85%	10	54,572	—	—	—
1.90%	10	14	—	—	—

Total	$4,194,052	$174,723,889	$47,016,618	$66,588,601	$148,738,366

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  107

	CS	DWS Alt Asset	EV VT	Fid VIP	Fid VIP
	Commodity	Alloc VIP,	Floating-Rate	Contrafund,	Gro & Inc,
Subaccount	Return	Cl B	Inc	Serv Cl 2	Serv Cl 2

0.55%	$553,143	$160,823	$4,866,295	$2,915,327	$626,498
0.60%	—	79	—	137	—
0.75%	19,132,586	8,525,338	113,216,658	180,253,870	85,662,002
0.85%	5,806,160	2,088,942	40,163,502	71,637,079	—
0.95%	12,850,924	6,713,430	84,422,104	117,016,437	50,503,063
1.00%	3,483,608	761,879	16,341,534	22,440,398	10,309,453
1.05%	3,940,787	2,148,660	26,004,821	43,438,431	—
1.10%	3,316,267	1,585,830	18,367,370	26,455,022	—
1.15%	—	78	—	97,779	—
1.20%	1,290,932	890,719	10,398,535	15,426,737	5,175,190
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	390,207	142,078	2,892,963	4,960,000	—
1.30%	1,433,557	801,495	12,025,333	15,405,333	—
1.35%	—	346,040	—	1,808,819	—
1.40%	—	175,081	—	986,083	—
1.45%	444,621	58,941	5,186,601	4,316,574	—
1.50%	—	145,726	—	887,806	—
1.55%	—	31,642	—	346,890	—
1.60%	—	45,107	—	40,350	—
1.65%	—	36,766	—	348,351	—
1.70%	—	93,262	—	185,656	—
1.75%	—	10,134	—	41,732	—
1.80%	—	78,280	—	89,450	—
1.85%	—	3,515	—	8,382	—
1.90%	—	77	—	98,049	—

Total	$52,642,792	$24,843,922	$333,885,716	$509,204,692	$152,276,206

108  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

	Fid VIP	Fid VIP	Fid VIP	FTVIPT Frank	FTVIPT
	Mid Cap,	Overseas,	Strategic Inc,	Global Real Est,	Frank Inc,
Subaccount	Serv Cl 2	Serv Cl 2	Serv Cl 2	Cl 2	Cl 2

0.55%	$3,109,766	$692,362	$58,516	$467,474	$27,094
0.60%	141	—	73	—	80
0.75%	250,365,433	40,357,741	4,111,109	70,561,589	4,599,384
0.85%	61,875,464	9,869,543	1,023,010	11,598,005	1,944,839
0.95%	143,866,792	25,856,489	2,684,316	41,917,243	4,954,668
1.00%	36,337,845	4,766,599	774,220	7,540,206	412,677
1.05%	27,387,176	4,986,429	1,666,948	5,072,164	1,475,261
1.10%	17,032,077	1,842,191	675,082	3,974,125	832,228
1.15%	31,778	—	73	—	79
1.20%	18,159,038	2,788,051	520,115	3,977,003	923,637
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2,835,097	385,323	202,502	545,999	37,038
1.30%	8,470,259	1,123,290	442,382	2,497,472	1,253,158
1.35%	901,348	—	143,707	—	367,424
1.40%	382,176	—	116,048	—	116,865
1.45%	1,691,799	440,760	304,543	417,920	385,292
1.50%	231,974	—	59,998	—	92,875
1.55%	292,383	—	73	—	95,354
1.60%	22,130	—	25,391	—	34,550
1.65%	198,437	—	73	—	63,414
1.70%	98,415	—	39,640	—	57,101
1.75%	14,191	—	73	—	10,435
1.80%	80,199	—	73	—	26,577
1.85%	138	—	73	—	16,267
1.90%	181	—	73	—	79

Total	$573,384,237	$93,108,778	$12,848,111	$148,569,200	$17,726,376

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  109

	FTVIPT Frank	FTVIPT Frank	FTVIPT Temp	GS VIT	GS VIT U.S.
	Sm Cap Val,	Mutual Shares,	Global Bond,	Mid Cap Val,	Eq Insights,
Subaccount	Cl 2	Cl 2	Cl 2	Inst	Inst

0.55%	$1,150,539	$286,767	$105,839	$1,685,248	$754,527
0.60%	113	102	98	—	—
0.75%	75,247,575	53,862,646	5,538,794	144,788,442	80,364,862
0.85%	18,771,064	20,446,272	1,780,678	—	8,653,505
0.95%	48,796,168	37,351,772	4,905,279	86,656,731	47,925,778
1.00%	9,564,207	9,606,067	1,069,648	16,153,560	7,615,300
1.05%	7,766,242	12,153,481	1,341,118	—	4,898,204
1.10%	5,282,015	7,355,136	1,174,166	—	1,541,381
1.15%	60,513	512	98	—	—
1.20%	5,402,451	5,236,211	665,587	8,160,482	3,688,143
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	415,773	1,135,272	132,186	—	535,971
1.30%	2,857,299	4,350,498	1,003,886	—	912,587
1.35%	398,509	304,679	172,113	—	—
1.40%	141,146	64,449	14,224	—	—
1.45%	608,142	857,206	497,569	—	219,566
1.50%	230,813	63,489	73,660	—	—
1.55%	171,069	44,400	2,120	—	—
1.60%	11,089	6,033	13,361	—	—
1.65%	81,214	76,511	97	—	—
1.70%	21,086	10,704	33,299	—	—
1.75%	4,646	13,465	15,131	—	—
1.80%	5,115	175,188	97	—	—
1.85%	111	100	7,752	—	—
1.90%	8,830	100	53,045	—	—

Total	$176,995,729	$153,401,060	$18,599,845	$257,444,463	$157,109,824

110  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Am Fran,	Bal Risk Alloc,	Comstock,	Div Divd,	Global Hlth,
Subaccount	Ser II	Ser II	Ser II	Ser I	Ser II

0.55%	$104,984	$128,627	$1,086,256	$270,800	$274,349
0.60%	—	74	—	—	—
0.75%	50,014,031	3,926,453	112,555,734	14,112,887	14,939,220
0.85%	3,071,006	1,368,193	18,635,366	—	8,293,607
0.95%	23,061,400	4,068,308	56,535,482	7,723,286	9,621,198
1.00%	6,148,743	2,078,181	19,365,919	1,553,222	1,850,199
1.05%	1,578,026	945,998	9,171,204	—	4,795,571
1.10%	585,559	2,612,564	5,532,739	—	2,329,268
1.15%	—	4,873	—	—	—
1.20%	2,675,092	2,257,799	8,819,898	1,126,001	641,347
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	116,888	180,206	904,089	—	211,719
1.30%	344,605	2,082,903	2,975,728	—	1,061,698
1.35%	—	849,131	—	—	—
1.40%	—	161,356	—	—	—
1.45%	148,179	607,042	664,423	—	286,766
1.50%	—	100,087	—	—	—
1.55%	—	95,296	—	—	—
1.60%	—	146,161	—	—	—
1.65%	—	14,257	—	—	—
1.70%	—	6,184	—	—	—
1.75%	—	73	—	—	—
1.80%	—	25,205	—	—	—
1.85%	—	104,327	—	—	—
1.90%	—	73	—	—	—

Total	$87,848,513	$21,763,371	$236,246,838	$24,786,196	$44,304,942

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  111

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Ivy VIP
	Intl Gro,	Mid Cap Gro,	Mid Cap Gro,	Tech,	Asset
Subaccount	Ser II	Ser I	Ser II	Ser I	Strategy

0.55%	$438,308	$116,570	$84,384	$521,547	$171,202
0.60%	—	—	—	—	89
0.75%	38,877,920	10,075,387	11,407,184	16,202,837	6,885,430
0.85%	14,440,732	—	2,313,486	—	3,216,597
0.95%	26,460,827	7,094,989	5,990,469	8,101,020	6,418,636
1.00%	3,770,413	125,914	1,399,158	2,145,313	737,952
1.05%	8,398,586	—	1,207,591	—	1,641,380
1.10%	4,225,143	—	1,197,291	—	2,106,948
1.15%	—	—	—	—	89
1.20%	1,598,483	162,184	806,137	745,100	1,663,806
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	511,757	—	85,501	—	522,773
1.30%	1,759,298	—	334,284	—	1,752,093
1.35%	—	—	—	—	1,139,330
1.40%	—	—	—	—	245,363
1.45%	377,768	—	71,014	—	854,623
1.50%	—	—	—	—	123,586
1.55%	—	—	—	—	132,054
1.60%	—	—	—	—	18,764
1.65%	—	—	—	—	21,270
1.70%	—	—	—	—	21,263
1.75%	—	—	—	—	88
1.80%	—	—	—	—	92,867
1.85%	—	—	—	—	88
1.90%	—	—	—	—	88

Total	$100,859,235	$17,575,044	$24,896,499	$27,715,817	$27,766,379

112  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen
	Flex Bond,	Gbl Alloc Mod,	Global Tech,	Janus,	Overseas,
Subaccount	Serv	Serv	Serv	Serv	Serv

0.55%	$453	$823	$84,239	$456,842	$374,406
0.60%	74	90	—	135	—
0.75%	2,545,674	2,680,862	12,080,989	18,748,206	32,011,511
0.85%	763,693	2,742,730	—	13,144,037	—
0.95%	1,762,055	2,312,650	7,100,416	12,370,847	23,937,027
1.00%	323,596	23,129	472,034	2,239,939	1,330,501
1.05%	445,939	888,717	—	4,946,731	—
1.10%	293,528	106,127	—	3,213,234	—
1.15%	73	89	—	18,190	—
1.20%	238,540	79,313	180,250	1,207,068	613,202
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	60,087	34,976	—	319,912	—
1.30%	194,905	49,230	—	1,706,010	—
1.35%	62,905	3,482	—	172,669	—
1.40%	2,435	111,245	—	6,332	—
1.45%	183,395	64,389	—	479,840	—
1.50%	2,439	225,385	—	75,620	—
1.55%	26,566	17,447	—	46,045	—
1.60%	18,072	39,110	—	7,680	—
1.65%	73	89	—	43,183	—
1.70%	26,713	89	—	319	—
1.75%	73	89	—	155	—
1.80%	45,501	5,250	—	5,800	—
1.85%	671	88	—	132	—
1.90%	73	88	—	132	—

Total	$6,997,533	$9,385,487	$19,917,928	$59,209,058	$58,266,647

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  113

	Lazard Ret	MFS Inv	MFS	MFS	MS UIF Global
	Global Dyn MA,	Gro Stock,	New Dis,	Utilities,	Real Est,
Subaccount	Serv	Serv Cl	Serv Cl	Serv Cl	Cl II

0.55%	$6,896	$204,664	$351,058	$2,054,174	$427,572
0.60%	83	—	—	130	—
0.75%	952,516	38,494,178	34,165,116	95,814,393	21,972,371
0.85%	415,460	5,116,526	—	34,090,194	9,384,915
0.95%	1,590,111	24,215,927	24,547,401	63,496,639	13,417,512
1.00%	205,594	4,607,845	3,387,561	11,026,218	3,674,871
1.05%	332,848	3,949,152	—	19,378,172	5,575,019
1.10%	435,766	2,309,042	—	10,308,604	3,877,346
1.15%	82	—	—	22,960	—
1.20%	444,449	1,942,467	2,056,566	9,181,055	1,834,327
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	299,018	615,112	—	992,880	379,154
1.30%	488,102	917,780	—	6,409,508	2,073,268
1.35%	157,168	—	—	538,841	—
1.40%	82	—	—	732,702	—
1.45%	336,118	620,828	—	1,665,302	574,242
1.50%	3,788	—	—	872,503	—
1.55%	71,443	—	—	280,985	—
1.60%	82	—	—	71,306	—
1.65%	82	—	—	221,729	—
1.70%	79,933	—	—	176,024	—
1.75%	82	—	—	22,433	—
1.80%	82	—	—	61,041	—
1.85%	82	—	—	8,167	—
1.90%	82	—	—	127	—

Total	$5,819,949	$82,993,521	$64,507,702	$257,426,087	$63,190,597

114  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

	MS UIF	NB AMT	Oppen	Oppen Global	Oppen Main St
	Mid Cap Gro,	Intl Eq,	Global VA,	Strategic Inc VA,	Sm Cap VA,
Subaccount	Cl II	Cl S	Serv	Srv	Serv

0.55%	$343,687	$307,059	$936,206	$4,954,367	$775,028
0.60%	100	—	177	72	113
0.75%	14,989,329	6,798,202	40,999,302	235,226,635	28,103,561
0.85%	8,924,000	3,711,200	12,566,917	69,340,217	10,818,141
0.95%	11,328,426	4,140,763	27,232,384	166,821,144	19,200,255
1.00%	1,905,268	522,480	7,987,905	30,421,249	5,661,357
1.05%	4,648,452	2,241,504	9,145,328	49,696,344	8,744,846
1.10%	2,653,234	1,369,592	4,228,415	24,563,462	4,550,442
1.15%	5,657	—	3,749	5,141	112
1.20%	1,589,186	251,468	5,074,541	20,633,318	3,400,462
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	442,082	112,751	1,266,476	4,406,020	562,907
1.30%	1,655,247	577,431	2,696,312	17,502,585	2,614,937
1.35%	424,196	—	1,010,844	180,997	483,255
1.40%	74,202	—	163,514	72	120,252
1.45%	404,665	88,588	956,983	7,129,438	407,171
1.50%	91,118	—	136,047	50,143	243,681
1.55%	33,541	—	431,043	48,831	88,007
1.60%	14,958	—	12,171	86,726	18,898
1.65%	29,626	—	67,302	72	21,396
1.70%	12,511	—	1,312	114,542	30,769
1.75%	6,244	—	14,624	72	21,267
1.80%	2,392	—	634	129,209	32,244
1.85%	98	—	173	72	5,479
1.90%	98	—	173	72	110

Total	$49,578,317	$20,121,038	$114,932,532	$631,310,800	$85,904,690

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  115

		PIMCO VIT		Put VT
	PIMCO	Glb MA	PIMCO VIT	Global	Put VT
	VIT All Asset,	Man Alloc,	Tot Return,	Hlth Care,	Intl Eq,
Subaccount	Advisor Cl	Adv Cl	Advisor Cl	Cl IB	Cl IB

0.55%	$699,345	$3,443	$2,045	$205,117	$41,344
0.60%	80	72	2,044	—	—
0.75%	70,381,538	1,334,408	1,840,559	13,911,064	11,940,530
0.85%	27,745,030	269,928	636,034	—	—
0.95%	57,820,240	1,292,064	2,579,066	7,843,815	7,934,430
1.00%	9,108,869	64,086	309,048	1,996,131	1,567,049
1.05%	20,150,780	463,525	847,590	—	—
1.10%	10,103,014	194,597	552,618	—	—
1.15%	12,764	71	2,037	—	—
1.20%	10,252,180	310,851	253,233	780,394	636,396
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2,914,986	1,996	10,145	—	—
1.30%	7,849,027	243,198	184,841	—	—
1.35%	687,645	118,334	163,281	—	—
1.40%	914,608	304,894	2,033	—	—
1.45%	2,671,717	134,300	330,633	—	—
1.50%	551,736	84,121	17,241	—	—
1.55%	362,271	9,805	2,031	—	—
1.60%	45,393	356	6,004	—	—
1.65%	278,424	161,073	2,030	—	—
1.70%	68,229	70	99,144	—	—
1.75%	84,531	70	2,028	—	—
1.80%	76	70	2,028	—	—
1.85%	79	70	49,260	—	—
1.90%	79	70	2,026	—	—

Total	$222,702,641	$4,991,472	$7,896,999	$24,736,521	$22,119,749

116  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

	Put VT	VanEck VIP	VP	VP	VP AQR Man
	Multi-Cap Gro,	Global Gold,	Aggr,	Aggr,	Fut Strategy,
Subaccount	Cl IB	Cl S	Cl 2	Cl 4	Cl 2

0.55%	$52,943	$138,139	$2,661,539	$22,707,665	$33,225
0.60%	—	59	13	—	76
0.75%	17,333,595	837,365	99,856,120	267,771,882	2,250,002
0.85%	—	767,568	464,569,313	770,433,872	721,909
0.95%	11,203,980	656,506	298,521,529	116,171,245	1,471,408
1.00%	516,532	86,771	11,694,544	24,973,778	593,217
1.05%	—	193,324	24,454,527	230,411,180	450,301
1.10%	—	271,989	53,501,379	140,234,609	436,402
1.15%	—	59	65,275	—	76
1.20%	175,782	140,588	161,261,935	7,261,614	188,899
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	3,758	2,813,324	6,383,799	138,664
1.30%	—	74,172	22,552,140	34,362,948	213,565
1.35%	—	38,754	4,212,978	—	53,753
1.40%	—	11,093	8,607,036	—	76
1.45%	—	13,380	8,130,970	2,107,015	91,759
1.50%	—	25,868	1,000,726	—	7,293
1.55%	—	8,907	1,407,084	—	17,134
1.60%	—	3,782	1,012,690	—	76
1.65%	—	59	5,483,168	—	5,179
1.70%	—	4,597	260,068	—	42,804
1.75%	—	1,560	625,560	—	150
1.80%	—	59	119,240	—	76
1.85%	—	59	258,984	—	1,864
1.90%	—	59	13	—	76

Total	$29,282,832	$3,278,475	$1,173,070,155	$1,622,819,607	$6,717,984

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  117

				VP GS
	VP BR Gl	VP	VP	Commodity	VP
	Infl Prot Sec,	Conserv,	Conserv,	Strategy,	Mod,
Subaccount	Cl 3	Cl 2	Cl 4	Cl 2	Cl 2

0.55%	$779,480	$4,188,942	$3,605,912	$7,478	$6,068,605
0.60%	—	11	—	71	3,406
0.75%	67,452,030	77,709,744	136,275,104	330,484	533,237,885
0.85%	16,957,889	129,482,238	392,460,053	136,985	2,248,859,485
0.95%	43,748,931	156,533,883	106,299,502	375,231	1,805,915,037
1.00%	7,707,862	8,958,610	12,238,299	113,414	56,064,495
1.05%	10,368,210	32,982,974	226,525,632	109,424	181,244,961
1.10%	4,214,597	28,187,662	124,377,447	197,728	268,799,948
1.15%	—	12,718	—	71	1,261,836
1.20%	5,732,203	122,180,361	13,428,264	78,856	1,265,693,677
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	852,291	4,421,270	13,209,449	12,774	23,449,137
1.30%	5,065,031	39,454,782	71,270,778	22,073	206,730,805
1.35%	—	13,186,516	—	29,223	63,727,475
1.40%	—	12,765,961	—	14,606	70,707,728
1.45%	1,572,445	18,545,947	23,955,949	59,232	102,737,597
1.50%	—	2,141,630	—	11,343	18,500,561
1.55%	—	7,866,613	—	8,603	23,012,006
1.60%	—	1,604,762	—	71	15,813,778
1.65%	—	8,768,229	—	71	33,933,381
1.70%	—	5,435,408	—	71	8,342,691
1.75%	—	1,412,237	—	71	3,353,298
1.80%	—	2,025,056	—	71	2,441,770
1.85%	—	360,471	—	71	1,803,828
1.90%	—	656,348	—	71	79,760

Total	$164,450,969	$678,882,373	$1,123,646,389	$1,508,093	$6,941,783,150

118  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

	VP	VP	VP	VP Mod	VP Mod
	Mod,	Mod Aggr,	Mod Aggr,	Conserv,	Conserv,
Subaccount	Cl 4	Cl 2	Cl 4	Cl 2	Cl 4

0.55%	$18,593,407	$5,657,349	$31,970,797	$1,849,742	$5,318,166
0.60%	—	12	—	11	—
0.75%	1,581,899,186	324,366,616	993,963,591	192,154,948	410,717,487
0.85%	5,048,689,536	1,631,598,511	2,751,164,321	407,846,842	1,068,824,037
0.95%	928,917,629	1,048,370,726	467,946,459	457,326,110	290,839,299
1.00%	175,462,112	28,585,448	87,640,806	19,181,075	47,995,252
1.05%	1,978,688,223	104,888,330	923,998,328	67,531,143	509,432,795
1.10%	1,264,367,972	187,171,864	484,950,667	61,506,655	339,311,311
1.15%	—	304,958	—	623,920	—
1.20%	82,970,887	616,806,083	23,526,037	289,677,371	28,340,068
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	49,133,218	11,667,557	27,463,667	7,754,359	22,658,339
1.30%	500,447,760	95,288,998	141,652,317	69,252,954	181,464,875
1.35%	—	26,171,362	—	24,337,866	—
1.40%	—	30,770,141	—	24,676,395	—
1.45%	41,890,314	45,728,484	10,865,520	31,694,079	35,746,122
1.50%	—	7,342,614	—	6,222,584	—
1.55%	—	6,372,900	—	12,114,703	—
1.60%	—	4,137,082	—	5,408,903	—
1.65%	—	14,940,942	—	11,737,369	—
1.70%	—	1,465,958	—	4,138,780	—
1.75%	—	2,387,389	—	6,263,795	—
1.80%	—	962,417	—	2,420,619	—
1.85%	—	281,947	—	1,045,589	—
1.90%	—	28,970	—	197,507	—

Total	$11,671,060,244	$4,195,296,658	$5,945,142,510	$1,704,963,319	$2,940,647,751

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  119

	VP Ptnrs	VP Pyrford	VP Sit	VP Vty
	Sm Cap Val,	Intl Eq,	Divd Gro,	Estb Val,	Wanger
Subaccount	Cl 3	Cl 2	Cl 3	Cl 3	Intl

0.55%	$947,483	$2,741	$247,095	$359,011	$3,064,504
0.60%	—	79	—	—	—
0.75%	74,550,406	134,861	15,930,203	7,267,745	151,065,294
0.85%	11,297,221	228,705	11,201,412	2,563,638	35,533,651
0.95%	39,109,842	94,455	8,260,599	4,038,153	88,447,043
1.00%	7,951,991	109,075	1,075,306	767,697	19,891,946
1.05%	5,495,192	70,651	4,569,067	1,738,636	19,413,722
1.10%	2,565,222	47,452	2,159,343	514,682	9,613,867
1.15%	—	79	—	—	—
1.20%	3,537,753	37,693	713,990	327,225	8,824,197
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	326,947	18,976	231,747	133,259	1,200,351
1.30%	1,047,270	8,096	1,377,753	226,522	4,551,471
1.35%	—	31,674	—	—	—
1.40%	—	5,344	—	—	—
1.45%	364,798	25,877	322,078	60,026	941,900
1.50%	—	2,115	—	—	—
1.55%	—	78	—	—	—
1.60%	—	78	—	—	—
1.65%	—	78	—	—	—
1.70%	—	78	—	—	—
1.75%	—	78	—	—	—
1.80%	—	78	—	—	—
1.85%	—	78	—	—	—
1.90%	—	78	—	—	—

Total	$147,194,125	$818,497	$46,088,593	$17,996,594	$342,547,946

120  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

		WF Adv VT
		Index Asset	WF Adv	WF Adv	WF Adv VT
	Wanger	Alloc,	VT Intl Eq,	VT Opp,	Sm Cap Gro,
Subaccount	USA	Cl 2	Cl 2	Cl 2	Cl 2

0.55%	$1,905,144	$8,223	$274,512	$161,515	$253,679
0.60%	—	—	—	102	109
0.75%	183,304,694	15,819,000	18,400,982	27,749,100	28,962,991
0.85%	30,773,455	—	6,806,141	8,007,250	13,566,827
0.95%	111,464,157	10,662,938	12,218,735	18,997,472	19,155,033
1.00%	24,252,407	1,857,921	2,989,186	3,527,319	3,558,159
1.05%	16,200,898	—	2,775,684	5,635,131	8,631,171
1.10%	8,327,283	—	1,844,290	3,052,912	3,556,109
1.15%	—	—	—	11,339	107
1.20%	9,689,342	776,830	1,672,152	2,339,441	2,553,931
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,422,926	—	233,253	315,189	528,878
1.30%	3,677,720	—	1,122,090	1,676,872	2,166,980
1.35%	—	—	—	87,932	498,643
1.40%	—	—	—	120,601	70,086
1.45%	740,084	—	248,562	380,337	622,762
1.50%	—	—	—	52,182	185,214
1.55%	—	—	—	148,112	51,478
1.60%	—	—	—	97,629	14,231
1.65%	—	—	—	218,014	64,920
1.70%	—	—	—	159,460	173,160
1.75%	—	—	—	118	130
1.80%	—	—	—	39,793	75,415
1.85%	—	—	—	100	106
1.90%	—	—	—	100	106

Total	$391,758,110	$29,124,912	$48,585,587	$72,778,020	$84,690,225

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  121

WA Var Global
Hi Yd Bond,
Subaccount	Cl II

0.55%	$17,294
0.60%	76
0.75%	823,854
0.85%	261,559
0.95%	781,195
1.00%	74,936
1.05%	262,155
1.10%	236,738
1.15%	75
1.20%	47,229
1.25%	—
1.25%	—
1.25%	—
1.25%	—
1.25%	—
1.25%	7,886
1.30%	232,871
1.35%	26,410
1.40%	115,234
1.45%	45,407
1.50%	75
1.55%	75
1.60%	4,231
1.65%	7,902
1.70%	99,472
1.75%	75
1.80%	75
1.85%	6,508
1.90%	75

Total	$3,051,407

9.	FINANCIAL HIGHLIGHTS
The table below shows certain financial information regarding the divisions.

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

AB VPS Dyn Asset Alloc, Cl B
2013	3,436	$1.07	to	$1.06	$3,664	0.27%	0.55%	to	1.90%	5.02%	(11)	to	4.05%	(11)

AB VPS Global Thematic Gro, Cl B
2013	6,956	$1.34	to	$1.27	$9,114	0.02%	0.55%	to	1.45%	22.25%		to	21.16%
2012	7,945	$1.10	to	$1.05	$8,575	—	0.55%	to	1.45%	12.62%		to	11.61%
2011	10,598	$0.97	to	$0.94	$10,183	0.37%	0.55%	to	1.45%	(23.83%	)	to	(24.51%	)
2010	14,008	$1.28	to	$1.24	$17,720	2.09%	0.55%	to	1.45%	17.93%		to	16.88%
2009	16,689	$1.08	to	$1.06	$17,972	—	0.55%	to	1.45%	52.30%		to	50.94%

AB VPS Gro & Inc, Cl B
2013	71,637	$1.79	to	$1.49	$122,245	1.14%	0.55%	to	1.45%	33.85%		to	32.66%
2012	82,727	$1.33	to	$1.13	$106,000	1.33%	0.55%	to	1.45%	16.60%		to	15.55%
2011	96,883	$1.14	to	$0.97	$107,039	1.10%	0.55%	to	1.45%	5.49%		to	4.55%
2010	110,775	$1.08	to	$0.93	$116,597	—	0.55%	to	1.45%	12.18%		to	11.18%
2009	135,762	$0.97	to	$0.84	$127,984	3.51%	0.55%	to	1.45%	19.69%		to	18.62%

AB VPS Intl Val, Cl B
2013	141,035	$1.91	to	$0.87	$221,774	5.77%	0.55%	to	1.45%	22.06%		to	20.96%
2012	165,112	$1.57	to	$0.72	$215,933	1.29%	0.55%	to	1.45%	13.57%		to	12.55%
2011	203,415	$1.38	to	$0.64	$236,221	3.69%	0.55%	to	1.45%	(19.88%	)	to	(20.60%	)
2010	253,176	$1.72	to	$0.81	$369,702	2.33%	0.55%	to	1.45%	3.73%		to	2.80%
2009	524,100	$1.66	to	$0.79	$647,669	0.86%	0.55%	to	1.45%	33.62%		to	32.42%

ALPS Alerian Engy Infr, Class III
2013	14,759	$1.07	to	$1.06	$15,720	—	0.55%	to	1.90%	6.81%	(12)	to	5.84%	(12)

122  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

AC VP Intl, Cl II
2013	23,710	$1.78	to	$1.91	$41,630	1.59%	0.55%	to	1.20%	21.58%		to	20.79%
2012	27,102	$1.47	to	$1.58	$39,228	0.72%	0.55%	to	1.20%	20.34%		to	19.56%
2011	33,915	$1.22	to	$1.32	$40,922	1.28%	0.55%	to	1.20%	(12.67%	)	to	(13.23%	)
2010	40,729	$1.39	to	$1.52	$56,423	2.22%	0.55%	to	1.20%	12.52%		to	11.79%
2009	48,291	$1.24	to	$1.36	$59,610	2.03%	0.55%	to	1.20%	32.90%		to	32.04%

AC VP Mid Cap Val, Cl II
2013	31,662	$1.53	to	$1.78	$52,078	1.06%	0.55%	to	1.45%	29.19%		to	28.03%
2012	32,200	$1.18	to	$1.39	$41,208	1.85%	0.55%	to	1.45%	15.59%		to	14.55%
2011	35,063	$1.02	to	$1.21	$38,863	1.19%	0.55%	to	1.45%	(1.39%	)	to	(2.27%	)
2010	39,383	$1.04	to	$1.24	$44,145	1.31%	0.55%	to	1.45%	18.33%		to	17.26%
2009	204,863	$0.88	to	$1.06	$203,460	3.96%	0.55%	to	1.45%	29.09%		to	27.93%

AC VP Ultra, Cl II
2013	18,619	$1.65	to	$1.62	$30,406	0.41%	0.55%	to	1.45%	36.17%		to	34.95%
2012	21,817	$1.21	to	$1.20	$26,222	—	0.55%	to	1.45%	13.16%		to	12.14%
2011	24,050	$1.07	to	$1.07	$25,618	—	0.55%	to	1.45%	0.31%		to	(0.59%	)
2010	26,550	$1.07	to	$1.08	$28,287	0.36%	0.55%	to	1.45%	15.19%		to	14.15%
2009	28,448	$0.93	to	$0.94	$26,370	0.17%	0.55%	to	1.45%	33.78%		to	32.59%

AC VP Val, Cl II
2013	118,364	$2.20	to	$1.34	$230,552	1.49%	0.55%	to	1.90%	30.76%		to	29.00%
2012	125,623	$1.68	to	$1.04	$189,720	1.76%	0.55%	to	1.90%	13.95%		to	3.80%	(10)
2011	140,723	$1.48	to	$1.15	$188,948	1.89%	0.55%	to	1.80%	0.31%		to	(0.93%	)
2010	152,379	$1.47	to	$1.16	$206,514	2.04%	0.55%	to	1.80%	12.42%		to	15.14%	(6)
2009	169,378	$1.31	to	$0.92	$206,109	5.47%	0.55%	to	1.45%	19.07%		to	18.00%

BlackRock Global Alloc, Cl III
2013	40,444	$1.17	to	$1.15	$47,699	1.74%	0.55%	to	1.90%	13.79%		to	12.26%
2012	11,013	$1.03	to	$1.02	$11,368	4.15%	0.55%	to	1.90%	2.68%	(10)	to	1.76%	(10)

Calvert VP SRI Bal
2013	18,358	$1.47	to	$1.54	$26,440	1.06%	0.55%	to	1.20%	17.36%		to	16.60%
2012	19,606	$1.26	to	$1.33	$24,109	1.18%	0.55%	to	1.20%	9.90%		to	9.19%
2011	21,309	$1.14	to	$1.21	$23,915	1.24%	0.55%	to	1.20%	3.99%		to	3.32%
2010	24,838	$1.10	to	$1.17	$26,851	1.37%	0.55%	to	1.20%	11.48%		to	10.76%
2009	28,366	$0.99	to	$1.06	$27,572	2.08%	0.55%	to	1.20%	24.60%		to	23.80%

Col VP Bal, Cl 3
2013	143,159	$1.70	to	$1.23	$258,003	—	0.55%	to	1.90%	20.78%		to	19.16%
2012	139,007	$1.41	to	$1.03	$211,945	—	0.55%	to	1.90%	13.64%		to	3.54%	(10)
2011	156,899	$1.24	to	$1.14	$211,288	—	0.55%	to	1.80%	1.83%		to	0.57%
2010	182,004	$1.22	to	$1.14	$241,934	—	0.55%	to	1.80%	11.91%		to	13.84%	(6)
2009	221,592	$1.09	to	$0.95	$264,041	—	0.55%	to	1.45%	23.55%		to	22.44%

Col VP Cash Mgmt, Cl 3
2013	218,622	$1.21	to	$0.99	$247,051	0.01%	0.55%	to	1.45%	(0.53%	)	to	(1.43%	)
2012	257,767	$1.22	to	$1.00	$295,327	0.01%	0.55%	to	1.45%	(0.53%	)	to	(1.43%	)
2011	335,563	$1.23	to	$1.02	$387,974	0.01%	0.55%	to	1.45%	(0.53%	)	to	(1.42%	)
2010	361,513	$1.23	to	$1.03	$417,463	0.01%	0.55%	to	1.45%	(0.55%	)	to	(1.42%	)
2009	554,428	$1.24	to	$1.04	$644,738	0.07%	0.55%	to	1.45%	(0.41%	)	to	(1.28%	)

Col VP Commodity Strategy, Cl 2
2013	650	$0.93	to	$0.92	$602	—	0.55%	to	1.90%	(5.82%	)(12)	to	(6.67%	)(12)

Col VP Contrarian Core, Cl 2
2013	7,634	$1.22	to	$1.20	$9,255	—	0.55%	to	1.90%	19.89%	(11)	to	18.81%	(11)

Col VP Core Bond, Cl 2
2013	1,486	$0.96	to	$0.95	$1,416	—	0.55%	to	1.90%	(4.45%	)(12)	to	(5.32%	)(12)

Col VP Div Bond, Cl 3
2013	406,205	$1.79	to	$1.29	$663,231	4.44%	0.55%	to	1.45%	(2.93%	)	to	(3.80%	)
2012	596,330	$1.85	to	$1.35	$1,003,600	3.86%	0.55%	to	1.45%	6.97%		to	6.00%
2011	642,765	$1.73	to	$1.27	$1,017,799	4.49%	0.55%	to	1.45%	6.10%		to	5.14%
2010	773,783	$1.63	to	$1.21	$1,161,761	2.87%	0.55%	to	1.45%	7.73%		to	6.76%
2009	3,271,423	$1.51	to	$1.13	$4,158,300	4.22%	0.55%	to	1.45%	13.79%		to	12.78%

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  123

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Col VP Divd Opp, Cl 3
2013	390,027	$2.31	to	$1.34	$789,841	—	0.55%	to	1.45%	26.02%		to	24.89%
2012	436,246	$1.83	to	$1.07	$708,211	—	0.55%	to	1.45%	13.36%		to	12.34%
2011	533,665	$1.62	to	$0.95	$770,563	—	0.55%	to	1.45%	(5.53%	)	to	(6.38%	)
2010	652,140	$1.71	to	$1.02	$1,003,948	—	0.55%	to	1.45%	16.19%		to	15.15%
2009	2,438,726	$1.47	to	$0.88	$2,726,250	—	0.55%	to	1.45%	26.76%		to	25.62%

Col VP Emerg Mkts Bond, Cl 2
2013	3,820	$0.91	to	$0.90	$3,452	7.35%	0.55%	to	1.90%	(9.49%	)(11)	to	(10.30%	)(11)

Col VP Emer Mkts, Cl 3
2013	108,814	$2.53	to	$1.51	$230,493	0.58%	0.55%	to	1.45%	(2.34%	)	to	(3.22%	)
2012	124,470	$2.59	to	$1.56	$272,137	0.38%	0.55%	to	1.45%	19.93%		to	18.85%
2011	148,254	$2.16	to	$1.31	$272,219	1.14%	0.55%	to	1.45%	(21.45%	)	to	(22.16%	)
2010	179,452	$2.75	to	$1.69	$422,000	1.50%	0.55%	to	1.45%	19.10%		to	18.03%
2009	361,472	$2.31	to	$1.43	$657,161	0.37%	0.55%	to	1.45%	73.13%		to	71.58%

Col VP Global Bond, Cl 3
2013	135,912	$1.84	to	$1.24	$224,150	5.89%	0.55%	to	1.45%	(8.21%	)	to	(9.04%	)
2012	180,927	$2.01	to	$1.37	$325,966	2.65%	0.55%	to	1.45%	5.80%		to	4.84%
2011	208,801	$1.90	to	$1.30	$357,712	2.85%	0.55%	to	1.45%	4.21%		to	3.28%
2010	247,731	$1.82	to	$1.26	$410,469	3.34%	0.55%	to	1.45%	6.00%		to	5.05%
2009	1,026,842	$1.72	to	$1.20	$1,428,993	1.82%	0.55%	to	1.45%	10.77%		to	9.78%

Col VP Hi Yield Bond, Cl 3
2013	191,728	$2.32	to	$1.68	$415,832	6.54%	0.55%	to	1.45%	5.49%		to	4.54%
2012	221,316	$2.20	to	$1.61	$458,083	7.32%	0.55%	to	1.45%	15.10%		to	14.06%
2011	242,259	$1.91	to	$1.41	$439,609	8.25%	0.55%	to	1.45%	5.10%		to	4.15%
2010	288,799	$1.82	to	$1.35	$501,482	9.04%	0.55%	to	1.45%	13.34%		to	12.32%
2009	348,000	$1.61	to	$1.21	$537,691	10.21%	0.55%	to	1.45%	53.01%		to	51.64%

Col VP Inc Opp, Cl 3
2013	100,497	$1.90	to	$1.65	$181,632	13.13%	0.55%	to	1.45%	4.45%		to	3.51%
2012	128,289	$1.82	to	$1.60	$223,153	6.55%	0.55%	to	1.45%	14.17%		to	13.14%
2011	131,375	$1.59	to	$1.41	$200,839	9.24%	0.55%	to	1.45%	5.68%		to	4.73%
2010	148,512	$1.51	to	$1.35	$215,637	3.28%	0.55%	to	1.45%	12.43%		to	11.42%
2009	1,240,488	$1.34	to	$1.21	$1,564,362	4.60%	0.55%	to	1.45%	41.61%		to	40.35%

Col VP Intl Opp, Cl 3
2013	71,770	$1.35	to	$1.30	$105,664	1.65%	0.55%	to	1.45%	21.49%		to	20.40%
2012	81,718	$1.11	to	$1.08	$99,396	1.54%	0.55%	to	1.45%	17.06%		to	16.00%
2011	101,842	$0.95	to	$0.93	$106,021	1.34%	0.55%	to	1.45%	(12.90%	)	to	(13.68%	)
2010	124,228	$1.09	to	$1.08	$149,105	1.44%	0.55%	to	1.45%	13.27%		to	12.25%
2009	153,423	$0.96	to	$0.96	$163,378	1.56%	0.55%	to	1.45%	26.84%		to	25.70%

Col VP Lg Cap Gro, Cl 3
2013	138,336	$0.99	to	$1.43	$140,705	—	0.55%	to	1.45%	29.55%		to	28.39%
2012	156,364	$0.76	to	$1.11	$122,727	—	0.55%	to	1.45%	19.49%		to	18.41%
2011	183,234	$0.64	to	$0.94	$120,479	—	0.55%	to	1.45%	(3.76%	)	to	(4.62%	)
2010	218,835	$0.66	to	$0.98	$150,066	—	0.55%	to	1.45%	16.52%		to	15.47%
2009	263,512	$0.57	to	$0.85	$155,168	—	0.55%	to	1.45%	36.24%		to	35.02%

Col VP Lg Core Quan, Cl 3
2013	292,546	$1.30	to	$1.44	$424,609	—	0.55%	to	1.45%	32.92%		to	31.72%
2012	342,553	$0.97	to	$1.10	$373,715	—	0.55%	to	1.45%	13.24%		to	12.22%
2011	398,158	$0.86	to	$0.98	$384,119	—	0.55%	to	1.45%	4.65%		to	3.71%
2010	471,053	$0.82	to	$0.94	$436,202	—	0.55%	to	1.45%	16.69%		to	15.64%
2009	566,618	$0.70	to	$0.81	$452,227	—	0.55%	to	1.45%	23.47%		to	22.36%

Col VP Marsico Gro, Cl 1
2013	116,187	$1.60	to	$1.60	$185,728	0.24%	0.55%	to	1.45%	34.90%		to	33.69%
2012	140,799	$1.19	to	$1.20	$167,362	0.68%	0.55%	to	1.45%	11.62%		to	10.61%
2011	174,067	$1.06	to	$1.08	$185,686	0.29%	0.55%	to	1.45%	(3.17%	)	to	(4.04%	)
2010	211,659	$1.10	to	$1.13	$233,638	0.16%	0.55%	to	1.45%	20.88%		to	19.80%
2009	1,831,327	$0.91	to	$0.94	$1,713,730	0.88%	0.55%	to	1.45%	25.97%		to	24.84%

124  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Col VP Marsico Intl Opp, Cl 2
2013	39,381	$1.18	to	$1.22	$47,632	0.43%	0.55%	to	1.90%	19.74%		to	18.13%
2012	44,804	$0.99	to	$1.03	$45,342	0.92%	0.55%	to	1.90%	16.97%		to	2.28%	(10)
2011	56,807	$0.84	to	$1.00	$49,131	0.80%	0.55%	to	1.80%	(16.64%	)	to	(17.68%	)
2010	70,989	$1.01	to	$1.22	$73,764	0.67%	0.55%	to	1.80%	13.11%		to	21.28%	(6)
2009	85,819	$0.89	to	$0.98	$78,882	1.87%	0.55%	to	1.45%	37.19%		to	35.96%

Col VP Mid Cap Gro Opp, Cl 3
2013	58,644	$1.93	to	$1.52	$97,730	—	0.55%	to	1.45%	30.31%		to	29.14%
2012	67,302	$1.48	to	$1.18	$86,755	—	0.55%	to	1.45%	10.65%		to	9.65%
2011	83,645	$1.34	to	$1.07	$98,158	—	0.55%	to	1.45%	(15.54%	)	to	(16.29%	)
2010	100,048	$1.58	to	$1.28	$140,165	—	0.55%	to	1.45%	25.59%		to	24.46%
2009	114,747	$1.26	to	$1.03	$128,719	—	0.55%	to	1.45%	62.51%		to	61.06%

Col VP Mid Cap Val Opp, Cl 3
2013	54,651	$2.06	to	$1.54	$99,999	—	0.55%	to	1.45%	36.99%		to	35.76%
2012	58,788	$1.50	to	$1.13	$79,039	—	0.55%	to	1.45%	17.81%		to	16.75%
2011	74,820	$1.28	to	$0.97	$85,948	—	0.55%	to	1.45%	(8.99%	)	to	(9.81%	)
2010	94,586	$1.40	to	$1.08	$120,176	—	0.55%	to	1.45%	21.84%		to	20.75%
2009	218,176	$1.15	to	$0.89	$220,336	—	0.55%	to	1.45%	40.17%		to	38.91%

Col VP Multi-Strategy Alt, Cl 2
2013	4,425	$0.95	to	$0.94	$4,194	—	0.55%	to	1.90%	(5.12%	)(11)	to	(5.98%	)(11)

Col VP S&P 500, Cl 3
2013	120,287	$1.43	to	$1.32	$174,724	—	0.55%	to	1.90%	31.03%		to	29.27%
2012	121,375	$1.09	to	$1.02	$133,933	—	0.55%	to	1.90%	14.91%		to	2.17%	(10)
2011	134,954	$0.95	to	$1.17	$129,622	—	0.55%	to	1.80%	1.07%		to	(0.18%	)
2010	156,454	$0.94	to	$1.17	$148,693	—	0.55%	to	1.80%	14.08%		to	17.32%	(6)
2009	181,918	$0.83	to	$0.91	$151,756	—	0.55%	to	1.45%	25.31%		to	24.18%

Col VP Select Lg Cap Val, Cl 3
2013	26,237	$1.91	to	$1.54	$47,017	—	0.55%	to	1.45%	37.04%		to	35.80%
2012	19,210	$1.40	to	$1.13	$25,275	—	0.55%	to	1.45%	17.83%		to	16.76%
2011	21,869	$1.18	to	$0.97	$24,666	—	0.55%	to	1.45%	(2.23%	)	to	(3.11%	)
2010	21,862	$1.21	to	$1.00	$25,347	—	0.55%	to	1.45%	19.86%		to	18.78%
2009	13,447	$1.01	to	$0.84	$13,058	—	0.55%	to	1.45%	25.43%		to	24.31%

Col VP Select Sm Cap Val, Cl 3
2013	26,163	$2.87	to	$1.65	$66,589	—	0.55%	to	1.45%	47.57%		to	46.25%
2012	27,553	$1.94	to	$1.13	$48,546	—	0.55%	to	1.45%	17.11%		to	16.05%
2011	33,501	$1.66	to	$0.97	$50,871	—	0.55%	to	1.45%	(9.01%	)	to	(9.83%	)
2010	39,284	$1.82	to	$1.08	$66,465	—	0.55%	to	1.45%	26.10%		to	24.97%
2009	43,222	$1.44	to	$0.86	$59,043	—	0.55%	to	1.45%	39.05%		to	37.81%

Col VP US Govt Mtge, Cl 3
2013	118,639	$1.39	to	$1.05	$148,738	0.63%	0.55%	to	1.45%	(2.50%	)	to	(3.38%	)
2012	179,537	$1.42	to	$1.08	$230,696	0.92%	0.55%	to	1.45%	1.07%		to	0.15%
2011	204,130	$1.41	to	$1.08	$261,927	0.90%	0.55%	to	1.45%	0.83%		to	(0.08%	)
2010	251,534	$1.39	to	$1.08	$321,296	1.01%	0.55%	to	1.45%	2.44%		to	1.52%
2009	275,349	$1.36	to	$1.07	$345,899	3.12%	0.55%	to	1.45%	4.95%		to	4.01%

CS Commodity Return
2013	68,433	$0.78	to	$0.76	$52,643	—	0.55%	to	1.45%	(10.76%	)	to	(11.56%	)
2012	84,048	$0.87	to	$0.86	$72,693	—	0.55%	to	1.45%	(2.63%	)	to	(3.51%	)
2011	99,283	$0.90	to	$0.89	$88,474	2.48%	0.55%	to	1.45%	(13.13%	)	to	(13.91%	)
2010	98,350	$1.03	to	$1.04	$101,183	6.87%	0.55%	to	1.45%	16.02%		to	14.98%
2009	100,553	$0.89	to	$0.90	$89,247	12.32%	0.55%	to	1.45%	18.82%		to	17.75%

DWS Alt Asset Alloc VIP, Cl B
2013	24,746	$1.00	to	$0.98	$24,844	1.52%	0.55%	to	1.90%	0.20%		to	(1.14%	)
2012	8,138	$1.00	to	$0.99	$8,148	—	0.55%	to	1.90%	3.67%	(10)	to	2.73%	(10)

EV VT Floating-Rate Inc
2013	259,326	$1.32	to	$1.23	$333,886	3.48%	0.55%	to	1.45%	3.28%		to	2.35%
2012	197,523	$1.28	to	$1.20	$247,086	4.20%	0.55%	to	1.45%	6.73%		to	5.78%
2011	214,407	$1.20	to	$1.14	$252,208	4.23%	0.55%	to	1.45%	1.99%		to	1.07%
2010	214,175	$1.18	to	$1.13	$247,939	4.04%	0.55%	to	1.45%	8.52%		to	7.55%
2009	828,278	$1.08	to	$1.05	$884,459	4.79%	0.55%	to	1.45%	43.52%		to	42.23%

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  125

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Fid VIP Contrafund, Serv Cl 2
2013	326,303	$1.57	to	$1.30	$509,205	0.82%	0.55%	to	1.90%	30.24%		to	28.49%
2012	357,488	$1.20	to	$1.01	$429,506	1.08%	0.55%	to	1.90%	15.50%		to	1.65%	(10)
2011	414,278	$1.04	to	$1.15	$431,773	0.75%	0.55%	to	1.80%	(3.32%	)	to	(4.51%	)
2010	474,193	$1.08	to	$1.20	$512,183	0.82%	0.55%	to	1.80%	16.29%		to	19.27%	(6)
2009	841,696	$0.93	to	$0.95	$791,182	0.94%	0.55%	to	1.45%	34.73%		to	33.52%

Fid VIP Gro & Inc, Serv Cl 2
2013	84,336	$1.85	to	$1.78	$152,276	1.60%	0.55%	to	1.20%	32.52%		to	31.66%
2012	98,536	$1.40	to	$1.35	$134,512	1.94%	0.55%	to	1.20%	17.60%		to	16.83%
2011	115,744	$1.19	to	$1.16	$134,697	1.47%	0.55%	to	1.20%	0.81%		to	0.15%
2010	139,138	$1.18	to	$1.16	$160,712	0.45%	0.55%	to	1.20%	13.92%		to	13.18%
2009	168,181	$1.04	to	$1.02	$171,003	0.83%	0.55%	to	1.20%	26.32%		to	25.50%

Fid VIP Mid Cap, Serv Cl 2
2013	203,704	$3.48	to	$1.34	$573,384	0.27%	0.55%	to	1.90%	35.12%		to	33.31%
2012	231,754	$2.58	to	$1.00	$491,964	0.36%	0.55%	to	1.90%	13.93%		to	0.72%	(10)
2011	279,201	$2.26	to	$1.08	$527,033	0.02%	0.55%	to	1.80%	(11.34%	)	to	(12.44%	)
2010	328,665	$2.55	to	$1.24	$708,606	0.09%	0.55%	to	1.80%	27.86%		to	23.03%	(6)
2009	705,682	$1.99	to	$1.01	$1,036,331	0.43%	0.55%	to	1.45%	38.98%		to	37.74%

Fid VIP Overseas, Serv Cl 2
2013	53,667	$1.93	to	$1.27	$93,109	1.10%	0.55%	to	1.45%	29.45%		to	28.29%
2012	59,049	$1.49	to	$0.99	$80,158	1.60%	0.55%	to	1.45%	19.72%		to	18.64%
2011	73,793	$1.25	to	$0.83	$84,069	1.07%	0.55%	to	1.45%	(17.79%	)	to	(18.53%	)
2010	87,539	$1.52	to	$1.02	$122,216	1.12%	0.55%	to	1.45%	12.21%		to	11.21%
2009	103,180	$1.35	to	$0.92	$129,326	1.88%	0.55%	to	1.45%	25.53%		to	24.40%

Fid VIP Strategic Inc, Serv Cl 2
2013	13,064	$0.99	to	$0.98	$12,848	10.07%	0.55%	to	1.90%	(2.09%	)(11)	to	(2.98%	)(11)

FTVIPT Frank Global Real Est, Cl 2
2013	78,865	$2.54	to	$0.88	$148,569	4.57%	0.55%	to	1.45%	1.76%		to	0.85%
2012	82,664	$2.50	to	$0.87	$157,516	—	0.55%	to	1.45%	26.71%		to	25.57%
2011	92,121	$1.97	to	$0.69	$141,422	7.84%	0.55%	to	1.45%	(6.17%	)	to	(7.01%	)
2010	103,135	$2.10	to	$0.74	$172,609	2.86%	0.55%	to	1.45%	20.31%		to	19.23%
2009	119,954	$1.75	to	$0.62	$170,847	12.90%	0.55%	to	1.45%	18.43%		to	17.37%

FTVIPT Frank Inc, Cl 2
2013	16,563	$1.07	to	$1.06	$17,726	1.47%	0.55%	to	1.90%	5.74%	(11)	to	4.77%	(11)

FTVIPT Frank Sm Cap Val, Cl 2
2013	58,978	$4.02	to	$1.42	$176,996	1.30%	0.55%	to	1.90%	35.49%		to	33.67%
2012	64,149	$2.97	to	$1.07	$146,398	0.78%	0.55%	to	1.90%	17.74%		to	6.72%	(10)
2011	78,144	$2.52	to	$1.23	$153,562	0.71%	0.55%	to	1.80%	(4.29%	)	to	(5.47%	)
2010	91,828	$2.64	to	$1.30	$193,362	0.75%	0.55%	to	1.80%	27.52%		to	29.36%	(6)
2009	108,899	$2.07	to	$0.88	$183,264	1.66%	0.55%	to	1.45%	28.45%		to	27.30%

FTVIPT Frank Mutual Shares, Cl 2
2013	89,717	$1.95	to	$1.32	$153,401	2.06%	0.55%	to	1.90%	27.56%		to	25.85%
2012	100,868	$1.53	to	$1.04	$136,338	2.02%	0.55%	to	1.90%	13.62%		to	4.63%	(10)
2011	119,594	$1.34	to	$1.08	$143,696	2.30%	0.55%	to	1.80%	(1.58%	)	to	(2.81%	)
2010	141,032	$1.36	to	$1.12	$174,040	1.55%	0.55%	to	1.80%	10.58%		to	11.29%	(6)
2009	158,713	$1.23	to	$0.90	$178,999	1.91%	0.55%	to	1.45%	25.36%		to	24.23%

FTVIPT Temp Global Bond, Cl 2
2013	18,987	$0.98	to	$0.97	$18,600	2.59%	0.55%	to	1.90%	(1.97%	)(11)	to	(2.86%	)(11)

GS VIT Mid Cap Val, Inst
2013	66,581	$4.15	to	$2.82	$257,444	0.81%	0.55%	to	1.20%	32.16%		to	31.31%
2012	79,577	$3.14	to	$2.15	$233,128	1.09%	0.55%	to	1.20%	17.82%		to	17.05%
2011	99,503	$2.67	to	$1.83	$248,014	0.70%	0.55%	to	1.20%	(6.89%	)	to	(7.49%	)
2010	122,523	$2.86	to	$1.98	$328,204	0.65%	0.55%	to	1.20%	24.32%		to	23.51%
2009	151,389	$2.30	to	$1.60	$326,736	1.73%	0.55%	to	1.20%	32.42%		to	31.56%

GS VIT U.S. Eq Insights, Inst
2013	102,618	$1.57	to	$1.41	$157,110	1.10%	0.55%	to	1.45%	36.76%		to	35.54%
2012	120,009	$1.15	to	$1.04	$134,878	1.72%	0.55%	to	1.45%	13.83%		to	12.81%
2011	141,994	$1.01	to	$0.92	$140,631	1.62%	0.55%	to	1.45%	3.48%		to	2.55%
2010	174,647	$0.98	to	$0.90	$167,514	1.40%	0.55%	to	1.45%	12.22%		to	11.22%
2009	210,015	$0.87	to	$0.81	$180,207	1.98%	0.55%	to	1.45%	20.48%		to	19.40%

126  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Invesco VI Am Fran, Ser II
2013	65,491	$1.35	to	$1.33	$87,849	0.25%	0.55%	to	1.45%	39.03%		to	37.78%
2012	81,028	$0.97	to	$0.96	$78,411	—	0.55%	to	1.45%	(3.04%	)(9)	to	(3.63%	)(9)

Invesco VI Bal Risk Alloc, Ser II
2013	22,155	$0.99	to	$0.98	$21,763	2.77%	0.55%	to	1.90%	(2.07%	)(11)	to	(2.97%	)(11)

Invesco VI Comstock, Ser II
2013	129,043	$1.95	to	$1.50	$236,247	1.41%	0.55%	to	1.45%	34.91%		to	33.70%
2012	152,620	$1.45	to	$1.12	$208,334	1.46%	0.55%	to	1.45%	18.27%		to	17.21%
2011	184,225	$1.22	to	$0.96	$213,630	1.37%	0.55%	to	1.45%	(2.64%	)	to	(3.51%	)
2010	214,858	$1.26	to	$0.99	$257,010	0.22%	0.55%	to	1.45%	15.06%		to	14.03%
2009	700,428	$1.09	to	$0.87	$681,301	4.57%	0.55%	to	1.45%	27.70%		to	26.56%

Invesco VI Div Divd, Ser I
2013	17,643	$1.42	to	$1.39	$24,786	2.35%	0.55%	to	1.20%	30.32%		to	29.47%
2012	14,935	$1.09	to	$1.07	$16,144	2.14%	0.55%	to	1.20%	18.07%		to	17.31%
2011	14,025	$0.92	to	$0.92	$12,873	—	0.55%	to	1.20%	(8.03%	)(8)	to	(8.43%	)(8)

Invesco VI Global Hlth, Ser II
2013	24,135	$1.84	to	$1.82	$44,305	0.57%	0.55%	to	1.45%	39.40%		to	38.15%
2012	20,624	$1.32	to	$1.32	$27,190	—	0.55%	to	1.45%	19.94%		to	18.86%
2011	21,100	$1.10	to	$1.11	$23,253	—	0.55%	to	1.45%	3.16%		to	2.23%
2010	20,785	$1.07	to	$1.08	$22,251	—	0.55%	to	1.45%	4.43%		to	3.49%
2009	22,760	$1.02	to	$1.05	$23,381	0.13%	0.55%	to	1.45%	26.69%		to	25.56%

Invesco VI Intl Gro, Ser II
2013	60,999	$1.76	to	$1.47	$100,859	1.04%	0.55%	to	1.45%	18.07%		to	17.01%
2012	67,388	$1.49	to	$1.25	$94,833	1.26%	0.55%	to	1.45%	14.62%		to	13.59%
2011	78,213	$1.30	to	$1.10	$96,505	1.20%	0.55%	to	1.45%	(7.50%	)	to	(8.33%	)
2010	90,302	$1.40	to	$1.20	$121,171	0.57%	0.55%	to	1.45%	11.99%		to	10.99%
2009	668,344	$1.25	to	$1.08	$767,971	1.54%	0.55%	to	1.45%	34.17%		to	32.97%

Invesco VI Mid Cap Gro, Ser I
2013	13,176	$1.33	to	$1.32	$17,575	0.41%	0.55%	to	1.20%	36.26%		to	35.38%
2012	15,401	$0.98	to	$0.97	$15,114	—	0.55%	to	1.20%	(2.09%	)(9)	to	(2.52%	)(9)

Invesco VI Mid Cap Gro, Ser II
2013	18,797	$1.33	to	$1.31	$24,896	0.22%	0.55%	to	1.45%	35.85%		to	34.64%
2012	20,925	$0.98	to	$0.97	$20,452	—	0.55%	to	1.45%	(2.09%	)(9)	to	(2.69%	)(9)

Invesco VI Tech, Ser I
2013	24,113	$1.17	to	$1.27	$27,716	—	0.55%	to	1.20%	24.46%		to	23.65%
2012	27,742	$0.94	to	$1.03	$25,702	—	0.55%	to	1.20%	10.67%		to	9.95%
2011	32,296	$0.85	to	$0.94	$27,145	0.18%	0.55%	to	1.20%	(5.57%	)	to	(6.18%	)
2010	37,411	$0.90	to	$1.00	$33,424	—	0.55%	to	1.20%	20.64%		to	19.86%
2009	37,973	$0.75	to	$0.83	$28,223	—	0.55%	to	1.20%	56.53%		to	55.52%

Ivy VIP Asset Strategy
2013	23,002	$1.21	to	$1.19	$27,766	0.14%	0.55%	to	1.90%	18.29%	(11)	to	17.22%	(11)

Janus Aspen Flex Bond, Serv
2013	7,094	$0.99	to	$0.98	$6,998	4.81%	0.55%	to	1.90%	(1.97%	)(11)	to	(2.85%	)(11)

Janus Aspen Gbl Alloc Mod, Serv
2013	7,765	$1.19	to	$1.16	$9,385	2.54%	0.55%	to	1.90%	14.06%		to	12.55%
2012	439	$1.04	to	$1.03	$457	3.67%	0.55%	to	1.90%	3.40%	(10)	to	2.47%	(10)

Janus Aspen Global Tech, Serv
2013	24,493	$0.82	to	$1.93	$19,918	—	0.55%	to	1.20%	34.65%		to	33.78%
2012	28,136	$0.61	to	$1.44	$16,995	—	0.55%	to	1.20%	18.49%		to	17.72%
2011	34,118	$0.51	to	$1.23	$17,445	—	0.55%	to	1.20%	(9.16%	)	to	(9.75%	)
2010	43,886	$0.57	to	$1.36	$24,760	—	0.55%	to	1.20%	23.71%		to	22.91%
2009	47,873	$0.46	to	$1.11	$21,824	—	0.55%	to	1.20%	56.04%		to	55.03%

Janus Aspen Janus, Serv
2013	43,430	$1.39	to	$1.28	$59,209	0.65%	0.55%	to	1.90%	29.28%		to	27.55%
2012	53,422	$1.08	to	$1.00	$56,512	0.43%	0.55%	to	1.90%	17.63%		to	0.98%	(10)
2011	64,496	$0.92	to	$1.08	$58,202	0.43%	0.55%	to	1.80%	(6.06%	)	to	(7.23%	)
2010	85,313	$0.98	to	$1.17	$82,233	0.05%	0.55%	to	1.80%	13.63%		to	16.30%	(6)
2009	1,711,481	$0.86	to	$0.84	$1,454,728	0.38%	0.55%	to	1.45%	35.27%		to	34.06%

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  127

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Janus Aspen Overseas, Serv
2013	37,895	$1.57	to	$2.55	$58,267	3.01%	0.55%	to	1.20%	13.66%		to	12.92%
2012	50,322	$1.38	to	$2.26	$68,216	0.58%	0.55%	to	1.20%	12.56%		to	11.83%
2011	70,950	$1.23	to	$2.02	$85,783	0.38%	0.55%	to	1.20%	(32.71%	)	to	(33.14%	)
2010	97,399	$1.82	to	$3.02	$175,076	0.53%	0.55%	to	1.20%	24.33%		to	23.53%
2009	110,781	$1.47	to	$2.45	$160,461	0.41%	0.55%	to	1.20%	78.09%		to	76.94%

Lazard Ret Global Dyn MA, Serv
2013	5,187	$1.13	to	$1.12	$5,820	1.27%	0.55%	to	1.90%	10.55%	(11)	to	9.56%	(11)

MFS Inv Gro Stock, Serv Cl
2013	69,087	$1.14	to	$1.65	$82,994	0.42%	0.55%	to	1.45%	29.34%		to	28.18%
2012	78,214	$0.88	to	$1.28	$72,077	0.22%	0.55%	to	1.45%	16.04%		to	15.00%
2011	89,086	$0.76	to	$1.12	$70,257	0.26%	0.55%	to	1.45%	(0.18%	)	to	(1.07%	)
2010	105,423	$0.76	to	$1.13	$82,960	0.29%	0.55%	to	1.45%	11.54%		to	10.54%
2009	125,305	$0.68	to	$1.02	$88,112	0.42%	0.55%	to	1.45%	38.33%		to	37.09%

MFS New Dis, Serv Cl
2013	32,602	$2.03	to	$2.23	$64,508	—	0.55%	to	1.20%	40.44%		to	39.53%
2012	37,452	$1.44	to	$1.59	$52,918	—	0.55%	to	1.20%	20.23%		to	19.45%
2011	47,312	$1.20	to	$1.34	$55,683	—	0.55%	to	1.20%	(10.98%	)	to	(11.56%	)
2010	47,235	$1.35	to	$1.51	$62,698	—	0.55%	to	1.20%	35.20%		to	34.32%
2009	53,217	$1.00	to	$1.12	$52,365	—	0.55%	to	1.20%	62.03%		to	60.98%

MFS Utilities, Serv Cl
2013	99,559	$3.00	to	$1.26	$257,426	2.10%	0.55%	to	1.90%	19.56%		to	17.96%
2012	108,853	$2.51	to	$1.07	$239,437	6.35%	0.55%	to	1.90%	12.59%		to	5.78%	(10)
2011	121,680	$2.23	to	$1.22	$241,229	3.03%	0.55%	to	1.80%	5.92%		to	4.61%
2010	121,459	$2.11	to	$1.17	$229,995	3.10%	0.55%	to	1.80%	12.89%		to	15.70%	(6)
2009	139,628	$1.86	to	$1.25	$236,943	4.76%	0.55%	to	1.45%	32.14%		to	30.96%

MS UIF Global Real Est, Cl II
2013	51,115	$1.25	to	$1.22	$63,191	3.65%	0.55%	to	1.45%	2.07%		to	1.16%
2012	53,625	$1.22	to	$1.21	$65,057	0.55%	0.55%	to	1.45%	29.23%		to	28.07%
2011	61,296	$0.94	to	$0.94	$57,824	3.34%	0.55%	to	1.45%	(10.64%	)	to	(11.44%	)
2010	69,097	$1.06	to	$1.07	$73,116	9.13%	0.55%	to	1.45%	21.65%		to	20.56%
2009	299,590	$0.87	to	$0.88	$264,522	0.02%	0.55%	to	1.45%	40.64%		to	39.38%

MS UIF Mid Cap Gro, Cl II
2013	27,537	$1.79	to	$1.25	$49,578	0.24%	0.55%	to	1.90%	36.73%		to	34.91%
2012	33,274	$1.31	to	$0.92	$43,946	—	0.55%	to	1.90%	7.89%		to	(5.99%	)(10)
2011	47,463	$1.21	to	$1.15	$58,189	0.24%	0.55%	to	1.80%	(7.68%	)	to	(8.83%	)
2010	45,797	$1.31	to	$1.26	$60,967	—	0.55%	to	1.80%	31.54%		to	25.27%	(6)
2009	46,533	$1.00	to	$1.06	$47,117	—	0.55%	to	1.45%	56.51%		to	55.10%

NB AMT Intl Eq, Cl S
2013	17,639	$1.12	to	$1.17	$20,121	1.39%	0.55%	to	1.45%	17.19%		to	16.14%
2012	18,401	$0.95	to	$1.01	$17,984	0.80%	0.55%	to	1.45%	17.83%		to	16.77%
2011	22,063	$0.81	to	$0.87	$18,306	6.16%	0.55%	to	1.45%	(12.81%	)	to	(13.59%	)
2010	23,892	$0.93	to	$1.00	$22,804	1.80%	0.55%	to	1.45%	21.35%		to	20.26%
2009	379,110	$0.76	to	$0.83	$309,505	3.73%	0.55%	to	1.45%	33.77%		to	32.57%

Oppen Global VA, Serv
2013	60,950	$2.12	to	$1.34	$114,933	1.17%	0.55%	to	1.90%	26.30%		to	24.60%
2012	61,187	$1.67	to	$1.08	$92,610	1.92%	0.55%	to	1.90%	20.29%		to	7.88%	(10)
2011	70,702	$1.39	to	$1.06	$89,945	1.07%	0.55%	to	1.80%	(9.03%	)	to	(10.15%	)
2010	76,283	$1.53	to	$1.18	$107,678	1.23%	0.55%	to	1.80%	15.07%		to	17.77%	(6)
2009	82,309	$1.33	to	$0.98	$101,816	1.98%	0.55%	to	1.45%	38.59%		to	37.35%

Oppen Global Strategic Inc VA, Srv
2013	410,573	$1.62	to	$0.96	$631,311	4.80%	0.55%	to	1.90%	(0.91%	)	to	(4.44%	)(11)
2012	528,177	$1.63	to	$1.43	$823,175	5.61%	0.55%	to	1.45%	12.53%		to	11.51%
2011	601,876	$1.45	to	$1.28	$836,908	2.91%	0.55%	to	1.45%	0.10%		to	(0.80%	)
2010	706,224	$1.45	to	$1.29	$985,348	13.38%	0.55%	to	1.45%	14.14%		to	13.12%
2009	2,168,384	$1.27	to	$1.14	$2,606,149	0.23%	0.55%	to	1.45%	17.76%		to	16.70%

128  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Oppen Main St Sm Cap VA, Serv
2013	42,438	$2.30	to	$1.41	$85,905	0.70%	0.55%	to	1.90%	39.85%		to	37.97%
2012	42,432	$1.64	to	$1.03	$62,203	0.33%	0.55%	to	1.90%	17.02%		to	3.26%	(10)
2011	48,318	$1.41	to	$1.17	$61,075	0.42%	0.55%	to	1.80%	(2.92%	)	to	(4.12%	)
2010	58,250	$1.45	to	$1.22	$76,560	0.43%	0.55%	to	1.80%	22.38%		to	21.39%	(6)
2009	67,777	$1.18	to	$0.88	$73,523	0.65%	0.55%	to	1.45%	36.13%		to	34.91%

PIMCO VIT All Asset, Advisor Cl
2013	154,508	$1.47	to	$1.05	$222,703	4.19%	0.55%	to	1.90%	(0.44%	)	to	(1.79%	)
2012	205,043	$1.48	to	$1.07	$298,500	4.97%	0.55%	to	1.90%	14.18%		to	6.10%	(10)
2011	192,032	$1.29	to	$1.06	$245,929	7.56%	0.55%	to	1.80%	1.37%		to	0.11%
2010	192,371	$1.27	to	$1.06	$244,031	4.92%	0.55%	to	1.80%	12.39%		to	6.05%	(6)
2009	1,054,508	$1.13	to	$1.13	$1,199,776	6.97%	0.55%	to	1.45%	20.76%		to	19.68%

PIMCO VIT Glb MA Man Alloc, Adv Cl
2013	5,310	$0.95	to	$0.93	$4,991	3.28%	0.55%	to	1.90%	(8.41%	)	to	(9.65%	)
2012	3,251	$1.03	to	$1.02	$3,355	4.05%	0.55%	to	1.90%	2.90%	(10)	to	1.99%	(10)

PIMCO VIT Tot Return, Advisor Cl
2013	8,192	$0.96	to	$0.95	$7,897	2.30%	0.55%	to	1.90%	(3.98%	)(11)	to	(4.86%	)(11)

Put VT Global Hlth Care, Cl IB
2013	12,940	$1.97	to	$1.89	$24,737	1.09%	0.55%	to	1.20%	40.89%		to	39.98%
2012	13,599	$1.40	to	$1.35	$18,504	1.32%	0.55%	to	1.20%	21.60%		to	20.81%
2011	16,108	$1.15	to	$1.12	$18,079	3.52%	0.55%	to	1.20%	(1.72%	)	to	(2.35%	)
2010	18,734	$1.17	to	$1.15	$21,455	1.99%	0.55%	to	1.20%	1.91%		to	1.25%
2009	23,153	$1.15	to	$1.13	$26,091	11.63%	0.55%	to	1.20%	25.31%		to	24.50%

Put VT Intl Eq, Cl IB
2013	13,264	$1.71	to	$1.74	$22,120	1.47%	0.55%	to	1.20%	27.37%		to	26.54%
2012	16,000	$1.34	to	$1.37	$21,002	2.29%	0.55%	to	1.20%	21.25%		to	20.46%
2011	20,339	$1.11	to	$1.14	$22,088	3.38%	0.55%	to	1.20%	(17.39%	)	to	(17.92%	)
2010	24,302	$1.34	to	$1.39	$32,041	3.67%	0.55%	to	1.20%	9.42%		to	8.71%
2009	29,798	$1.23	to	$1.28	$36,019	—	0.55%	to	1.20%	23.95%		to	23.15%

Put VT Multi-Cap Gro, Cl IB
2013	17,501	$1.68	to	$1.65	$29,283	0.51%	0.55%	to	1.20%	35.69%		to	34.81%
2012	19,953	$1.24	to	$1.22	$24,655	0.24%	0.55%	to	1.20%	16.12%		to	15.36%
2011	24,077	$1.07	to	$1.06	$25,684	0.27%	0.55%	to	1.20%	(5.60%	)	to	(6.21%	)
2010	29,434	$1.13	to	$1.13	$33,346	—	0.55%	to	1.20%	13.15%	(7)	to	12.95%	(7)

VanEck VIP Global Gold, Cl S
2013	4,276	$0.77	to	$0.76	$3,278	—	0.55%	to	1.90%	(23.15%	)(11)	to	(23.84%	)(11)

VP Aggr, Cl 2
2013	808,546	$1.47	to	$1.21	$1,173,070	—	0.55%	to	1.90%	20.08%		to	18.47%
2012	697,180	$1.23	to	$1.02	$846,002	—	0.55%	to	1.90%	13.09%		to	1.93%	(10)
2011	612,449	$1.08	to	$1.11	$659,813	—	0.55%	to	1.80%	(3.63%	)	to	(4.82%	)
2010	186,004	$1.12	to	$1.16	$208,702	—	0.55%	to	1.80%	13.63%	(5)	to	16.17%	(6)

VP Aggr, Cl 4
2013	1,115,592	$1.47	to	$1.43	$1,622,820	—	0.55%	to	1.45%	20.05%		to	18.96%
2012	1,224,668	$1.23	to	$1.20	$1,489,272	—	0.55%	to	1.45%	13.06%		to	12.04%
2011	1,479,264	$1.09	to	$1.07	$1,596,561	—	0.55%	to	1.45%	(3.45%	)	to	(4.32%	)
2010	1,623,318	$1.12	to	$1.12	$1,821,118	—	0.55%	to	1.45%	13.63%	(5)	to	12.96%	(5)

VP AQR Man Fut Strategy, Cl 2
2013	6,520	$1.03	to	$1.02	$6,718	2.34%	0.55%	to	1.90%	1.48%	(11)	to	0.56%	(11)

VP BR Gl Infl Prot Sec, Cl 3
2013	126,607	$1.34	to	$1.23	$164,451	—	0.55%	to	1.45%	(6.00%	)	to	(6.85%	)
2012	180,662	$1.43	to	$1.32	$250,341	4.40%	0.55%	to	1.45%	5.03%		to	4.08%
2011	202,745	$1.36	to	$1.27	$268,441	7.27%	0.55%	to	1.45%	9.43%		to	8.45%
2010	230,072	$1.24	to	$1.17	$279,401	0.79%	0.55%	to	1.45%	3.56%		to	2.63%
2009	1,530,203	$1.20	to	$1.14	$1,785,469	8.68%	0.55%	to	1.45%	6.25%		to	5.30%

VP Conserv, Cl 2
2013	586,903	$1.18	to	$1.04	$678,882	—	0.55%	to	1.90%	2.61%		to	1.23%
2012	852,752	$1.15	to	$1.02	$966,766	—	0.55%	to	1.90%	6.68%		to	1.79%	(10)
2011	593,897	$1.08	to	$1.06	$634,319	—	0.55%	to	1.80%	2.67%		to	1.40%
2010	176,204	$1.05	to	$1.05	$184,094	—	0.55%	to	1.80%	5.56%	(5)	to	4.56%	(6)

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  129

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

VP Conserv, Cl 4
2013	969,662	$1.18	to	$1.14	$1,123,646	—	0.55%	to	1.45%	2.53%		to	1.60%
2012	1,687,368	$1.15	to	$1.12	$1,915,661	—	0.55%	to	1.45%	6.68%		to	5.72%
2011	1,512,637	$1.08	to	$1.06	$1,616,062	—	0.55%	to	1.45%	2.67%		to	1.75%
2010	1,349,528	$1.05	to	$1.04	$1,409,946	—	0.55%	to	1.45%	5.56%	(5)	to	4.94%	(5)

VP GS Commodity Strategy, Cl 2
2013	1,639	$0.92	to	$0.91	$1,508	—	0.55%	to	1.90%	(7.00%	)(11)	to	(7.84%	)(11)

VP Mod, Cl 2
2013	5,282,492	$1.34	to	$1.12	$6,941,783	—	0.55%	to	1.90%	10.75%		to	9.26%
2012	5,088,616	$1.21	to	$1.03	$6,066,557	—	0.55%	to	1.90%	10.26%		to	2.25%	(10)
2011	4,072,928	$1.09	to	$1.09	$4,423,893	—	0.55%	to	1.80%	(0.28%	)	to	(1.51%	)
2010	1,584,363	$1.10	to	$1.10	$1,732,993	—	0.55%	to	1.80%	9.82%	(5)	to	10.43%	(6)

VP Mod, Cl 4
2013	8,850,388	$1.34	to	$1.29	$11,671,060	—	0.55%	to	1.45%	10.82%		to	9.82%
2012	9,162,518	$1.21	to	$1.18	$10,944,928	—	0.55%	to	1.45%	10.25%		to	9.25%
2011	9,718,867	$1.09	to	$1.08	$10,569,864	—	0.55%	to	1.45%	(0.19%	)	to	(1.08%	)
2010	10,566,949	$1.10	to	$1.09	$11,557,839	—	0.55%	to	1.45%	9.82%	(5)	to	9.17%	(5)

VP Mod Aggr, Cl 2
2013	3,023,702	$1.41	to	$1.16	$4,195,297	—	0.55%	to	1.90%	15.44%		to	13.89%
2012	2,775,343	$1.22	to	$1.02	$3,350,870	—	0.55%	to	1.90%	11.62%		to	1.94%	(10)
2011	2,443,394	$1.09	to	$1.10	$2,654,302	—	0.55%	to	1.80%	(1.97%	)	to	(3.18%	)
2010	891,747	$1.11	to	$1.13	$991,528	—	0.55%	to	1.80%	11.61%	(5)	to	13.26%	(6)

VP Mod Aggr, Cl 4
2013	4,272,587	$1.41	to	$1.36	$5,945,143	—	0.55%	to	1.45%	15.41%		to	14.37%
2012	4,925,651	$1.22	to	$1.19	$5,959,830	—	0.55%	to	1.45%	11.60%		to	10.59%
2011	5,802,273	$1.09	to	$1.08	$6,313,026	—	0.55%	to	1.45%	(1.88%	)	to	(2.76%	)
2010	6,431,039	$1.12	to	$1.11	$7,156,739	—	0.55%	to	1.45%	11.71%	(5)	to	11.05%	(5)

VP Mod Conserv, Cl 2
2013	1,384,885	$1.25	to	$1.07	$1,704,963	—	0.55%	to	1.90%	6.54%		to	5.11%
2012	1,698,010	$1.18	to	$1.02	$1,972,536	—	0.55%	to	1.90%	8.15%		to	1.81%	(10)
2011	1,249,525	$1.09	to	$1.07	$1,348,503	—	0.55%	to	1.80%	1.30%		to	0.05%
2010	486,156	$1.07	to	$1.07	$520,096	—	0.55%	to	1.80%	7.42%	(5)	to	7.37%	(6)

VP Mod Conserv, Cl 4
2013	2,377,982	$1.26	to	$1.21	$2,940,648	—	0.55%	to	1.45%	6.52%		to	5.56%
2012	3,133,836	$1.18	to	$1.15	$3,653,172	—	0.55%	to	1.45%	8.23%		to	7.25%
2011	3,079,882	$1.09	to	$1.07	$3,330,281	—	0.55%	to	1.45%	1.39%		to	0.48%
2010	3,111,865	$1.07	to	$1.07	$3,332,020	—	0.55%	to	1.45%	7.52%	(5)	to	6.89%	(5)

VP Ptnrs Sm Cap Val, Cl 3
2013	56,024	$2.99	to	$1.64	$147,194	—	0.55%	to	1.45%	34.07%		to	32.86%
2012	69,566	$2.23	to	$1.23	$136,991	—	0.55%	to	1.45%	12.89%		to	11.87%
2011	86,378	$1.98	to	$1.10	$151,348	—	0.55%	to	1.45%	(4.98%	)	to	(5.83%	)
2010	106,425	$2.08	to	$1.17	$197,266	—	0.55%	to	1.45%	23.75%		to	22.64%
2009	942,973	$1.68	to	$0.95	$1,090,106	—	0.55%	to	1.45%	35.80%		to	34.59%

VP Pyrford Intl Eq, Cl 2
2013	777	$1.05	to	$1.04	$818	1.03%	0.55%	to	1.90%	5.50%	(12)	to	4.54%	(12)

VP Sit Divd Gro, Cl 3
2013	34,820	$1.35	to	$1.29	$46,089	—	0.55%	to	1.45%	27.69%		to	26.54%
2012	39,258	$1.06	to	$1.02	$40,838	—	0.55%	to	1.45%	10.08%		to	9.08%
2011	49,565	$0.96	to	$0.93	$46,968	—	0.55%	to	1.45%	(4.03%	)	to	(4.89%	)
2010	63,234	$1.00	to	$0.98	$62,574	—	0.55%	to	1.45%	10.91%		to	9.92%
2009	1,684,963	$0.90	to	$0.89	$1,518,919	—	0.55%	to	1.45%	30.61%		to	29.44%

VP Vty Estb Val, Cl 3
2013	9,378	$2.07	to	$1.65	$17,997	—	0.55%	to	1.45%	35.12%		to	33.91%
2012	9,680	$1.53	to	$1.23	$13,797	—	0.55%	to	1.45%	16.37%		to	15.32%
2011	10,544	$1.32	to	$1.07	$13,013	—	0.55%	to	1.45%	(6.95%	)	to	(7.79%	)
2010	10,676	$1.42	to	$1.16	$14,315	—	0.55%	to	1.45%	21.20%		to	20.11%
2009	11,506	$1.17	to	$0.97	$12,879	—	0.55%	to	1.45%	35.88%		to	34.66%

130  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Wanger Intl
2013	123,922	$3.34	to	$1.68	$342,548	2.61%	0.55%	to	1.45%	21.70%		to	20.60%
2012	137,801	$2.74	to	$1.39	$317,597	1.17%	0.55%	to	1.45%	20.90%		to	19.80%
2011	167,899	$2.27	to	$1.16	$323,958	4.78%	0.55%	to	1.45%	(15.09%	)	to	(15.85%	)
2010	199,414	$2.67	to	$1.38	$458,489	1.70%	0.55%	to	1.45%	24.23%		to	23.12%
2009	578,944	$2.15	to	$1.12	$893,102	3.70%	0.55%	to	1.45%	48.96%		to	47.63%

Wanger USA
2013	144,422	$3.19	to	$1.68	$391,758	0.14%	0.55%	to	1.45%	33.02%		to	31.82%
2012	166,631	$2.40	to	$1.28	$343,872	0.30%	0.55%	to	1.45%	19.36%		to	18.28%
2011	200,494	$2.01	to	$1.08	$349,684	—	0.55%	to	1.45%	(4.02%	)	to	(4.88%	)
2010	240,629	$2.09	to	$1.13	$441,908	—	0.55%	to	1.45%	22.68%		to	21.58%
2009	573,990	$1.71	to	$0.93	$745,596	—	0.55%	to	1.45%	41.45%		to	40.18%

WF Adv VT Index Asset Alloc, Cl 2
2013	16,691	$1.79	to	$1.74	$29,125	1.63%	0.55%	to	1.20%	18.97%		to	18.20%
2012	19,665	$1.50	to	$1.48	$28,893	1.43%	0.55%	to	1.20%	12.41%		to	11.68%
2011	23,246	$1.34	to	$1.32	$30,454	2.98%	0.55%	to	1.20%	5.90%		to	5.22%
2010	29,127	$1.26	to	$1.26	$36,093	1.75%	0.55%	to	1.20%	12.67%		to	11.94%
2009	37,522	$1.12	to	$1.12	$41,324	2.02%	0.55%	to	1.20%	14.82%		to	14.08%

WF Adv VT Intl Eq, Cl 2
2013	33,222	$1.66	to	$1.13	$48,586	2.14%	0.55%	to	1.45%	18.87%		to	17.80%
2012	40,040	$1.39	to	$0.96	$49,421	1.31%	0.55%	to	1.45%	12.86%		to	11.84%
2011	48,128	$1.23	to	$0.85	$53,181	0.11%	0.55%	to	1.45%	(13.39%	)	to	(14.16%	)
2010	57,745	$1.43	to	$1.00	$74,526	1.67%	0.55%	to	1.45%	15.86%		to	14.83%
2009	775,672	$1.23	to	$0.87	$752,302	0.46%	0.55%	to	1.45%	14.84%		to	13.81%

WF Adv VT Opp, Cl 2
2013	36,218	$2.21	to	$1.29	$72,778	0.20%	0.55%	to	1.90%	29.96%		to	28.22%
2012	42,608	$1.70	to	$1.01	$66,547	0.09%	0.55%	to	1.90%	14.89%		to	1.20%	(10)
2011	54,722	$1.48	to	$1.14	$74,879	0.11%	0.55%	to	1.80%	(6.04%	)	to	(7.21%	)
2010	34,393	$1.57	to	$1.23	$51,585	0.76%	0.55%	to	1.80%	23.08%		to	22.05%	(6)
2009	38,816	$1.28	to	$1.00	$47,589	—	0.55%	to	1.45%	46.93%		to	45.61%

WF Adv VT Sm Cap Gro, Cl 2
2013	38,552	$2.29	to	$1.37	$84,690	—	0.55%	to	1.90%	49.41%		to	47.40%
2012	42,724	$1.54	to	$0.93	$63,274	—	0.55%	to	1.90%	7.28%		to	(7.05%	)(10)
2011	51,889	$1.43	to	$1.19	$71,998	—	0.55%	to	1.80%	(5.12%	)	to	(6.29%	)
2010	68,151	$1.51	to	$1.27	$100,081	—	0.55%	to	1.80%	26.08%		to	26.74%	(6)
2009	72,341	$1.20	to	$1.11	$84,640	—	0.55%	to	1.45%	51.81%		to	50.45%

WA Var Global Hi Yd Bond, Cl II
2013	3,009	$1.02	to	$1.01	$3,051	16.72%	0.55%	to	1.90%	1.04%	(11)	to	0.13%	(11)

(1)	The accumulation unit values and total returns are based on the variable annuity contracts with the lowest and highest expense ratios.
(2)	These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.
(3)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.
(5)	New subaccount operations commenced on May 7, 2010.
(6)	New subaccount operations commenced on July 19, 2010.
(7)	New subaccount operations commenced on Sept. 24, 2010.
(8)	New subaccount operations commenced on April 29, 2011.
(9)	New subaccount operations commenced on April 27, 2012.
(10)	New subaccount operations commenced on April 30, 2012.
(11)	New subaccount operations commenced on April 29, 2013.
(12)	New subaccount operations commenced on April 30, 2013.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  131

Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in the parentheses.

Variable account charges of 0.55% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$1.10	$0.97	$1.28	$1.08	$0.71	$1.36	$1.14	$1.06	$1.00	—
Accumulation unit value at end of period	$1.34	$1.10	$0.97	$1.28	$1.08	$0.71	$1.36	$1.14	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	37	48	60	76	69	49	61	653	144	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.33	$1.14	$1.08	$0.97	$0.81	$1.37	$1.31	$1.13	$1.09	$0.98
Accumulation unit value at end of period	$1.79	$1.33	$1.14	$1.08	$0.97	$0.81	$1.37	$1.31	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	213	310	314	321	388	452	1,081	1,374	1,186	726

AllianceBernstein VPS International Value Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.57	$1.38	$1.72	$1.66	$1.24	$2.68	$2.55	$1.90	$1.64	$1.32
Accumulation unit value at end of period	$1.91	$1.57	$1.38	$1.72	$1.66	$1.24	$2.68	$2.55	$1.90	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	675	856	982	1,076	1,925	3,352	3,600	3,592	2,607	984

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	223	—	—	—	—	—	—	—	—	—

American Century VP International, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.47	$1.22	$1.39	$1.24	$0.93	$1.70	$1.45	$1.17	$1.04	$0.91
Accumulation unit value at end of period	$1.78	$1.47	$1.22	$1.39	$1.24	$0.93	$1.70	$1.45	$1.17	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	141	48	48	65	263	286	389	365	314	127

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.18	$1.02	$1.04	$0.88	$0.68	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.53	$1.18	$1.02	$1.04	$0.88	$0.68	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	445	385	101	153	1,289	1,327	1,710	—	—	—

American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.07	$0.93	$0.69	$1.20	$1.00	$1.04	$1.00	—
Accumulation unit value at end of period	$1.65	$1.21	$1.07	$1.07	$0.93	$0.69	$1.20	$1.00	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	81	80	98	73	91	72	187	2,939	618	—

American Century VP Value, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.68	$1.48	$1.47	$1.31	$1.10	$1.51	$1.61	$1.36	$1.31	$1.15
Accumulation unit value at end of period	$2.20	$1.68	$1.48	$1.47	$1.31	$1.10	$1.51	$1.61	$1.36	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	374	431	570	525	469	483	848	1,060	1,104	1,064

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	130	103	—	—	—	—	—	—	—	—

Calvert VP SRI Balanced Portfolio (05/01/2000)
Accumulation unit value at beginning of period	$1.26	$1.14	$1.10	$0.99	$0.79	$1.16	$1.13	$1.05	$1.00	$0.93
Accumulation unit value at end of period	$1.47	$1.26	$1.14	$1.10	$0.99	$0.79	$1.16	$1.13	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	2	5	6	6	10	24	21	18	5	54

Columbia Variable Portfolio – Balanced Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.41	$1.24	$1.22	$1.09	$0.88	$1.26	$1.25	$1.10	$1.06	$0.97
Accumulation unit value at end of period	$1.70	$1.41	$1.24	$1.22	$1.09	$0.88	$1.26	$1.25	$1.10	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	428	363	580	634	733	602	372	459	623	257

Columbia Variable Portfolio – Cash Management Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.22	$1.23	$1.23	$1.24	$1.25	$1.22	$1.17	$1.13	$1.11	$1.11
Accumulation unit value at end of period	$1.21	$1.22	$1.23	$1.23	$1.24	$1.25	$1.22	$1.17	$1.13	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	441	309	514	613	2,492	10,988	11,779	8,286	4,504	2,098

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	42	—	—	—	—	—	—	—	—	—

132  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.85	$1.73	$1.63	$1.51	$1.33	$1.43	$1.36	$1.31	$1.29	$1.24
Accumulation unit value at end of period	$1.79	$1.85	$1.73	$1.63	$1.51	$1.33	$1.43	$1.36	$1.31	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	1,574	2,726	2,923	3,828	10,140	8,140	9,540	7,272	3,619	2,145

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.83	$1.62	$1.71	$1.47	$1.16	$1.96	$1.83	$1.53	$1.36	$1.16
Accumulation unit value at end of period	$2.31	$1.83	$1.62	$1.71	$1.47	$1.16	$1.96	$1.83	$1.53	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	1,443	1,536	1,770	2,153	7,610	8,565	9,289	9,434	5,165	3,041

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (05/01/2000)
Accumulation unit value at beginning of period	$2.59	$2.16	$2.75	$2.31	$1.33	$2.90	$2.11	$1.58	$1.19	$0.96
Accumulation unit value at end of period	$2.53	$2.59	$2.16	$2.75	$2.31	$1.33	$2.90	$2.11	$1.58	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	738	743	843	1,028	1,522	2,437	1,993	2,144	1,491	475

Columbia Variable Portfolio – Global Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$2.01	$1.90	$1.82	$1.72	$1.55	$1.56	$1.46	$1.38	$1.46	$1.33
Accumulation unit value at end of period	$1.84	$2.01	$1.90	$1.82	$1.72	$1.55	$1.56	$1.46	$1.38	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	726	1,005	1,122	1,599	3,215	2,861	3,115	2,645	1,377	741

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$2.20	$1.91	$1.82	$1.61	$1.05	$1.41	$1.39	$1.26	$1.22	$1.10
Accumulation unit value at end of period	$2.32	$2.20	$1.91	$1.82	$1.61	$1.05	$1.41	$1.39	$1.26	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	847	722	695	706	639	713	1,605	1,925	2,397	2,886

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.82	$1.59	$1.51	$1.34	$0.95	$1.17	$1.15	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.90	$1.82	$1.59	$1.51	$1.34	$0.95	$1.17	$1.15	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	924	2,007	1,306	1,132	5,111	2,233	2,599	2,358	493	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.11	$0.95	$1.09	$0.96	$0.76	$1.28	$1.14	$0.92	$0.82	$0.70
Accumulation unit value at end of period	$1.35	$1.11	$0.95	$1.09	$0.96	$0.76	$1.28	$1.14	$0.92	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	323	346	363	399	910	1,080	1,307	1,343	1,252	848

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$0.76	$0.64	$0.66	$0.57	$0.42	$0.75	$0.73	$0.67	$0.62	$0.57
Accumulation unit value at end of period	$0.99	$0.76	$0.64	$0.66	$0.57	$0.42	$0.75	$0.73	$0.67	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	1,278	1,240	1,358	1,192	2,260	2,601	3,768	6,049	6,193	2,153

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$0.97	$0.86	$0.82	$0.70	$0.57	$0.99	$0.97	$0.85	$0.80	$0.76
Accumulation unit value at end of period	$1.30	$0.97	$0.86	$0.82	$0.70	$0.57	$0.99	$0.97	$0.85	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	386	508	464	565	877	1,397	1,682	2,453	3,121	1,484

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2006)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.10	$0.91	$0.72	$1.20	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.60	$1.19	$1.06	$1.10	$0.91	$0.72	$1.20	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	711	667	767	699	7,497	6,506	5,466	2,834	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$0.99	$0.84	$1.01	$0.89	$0.65	$1.27	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.18	$0.99	$0.84	$1.01	$0.89	$0.65	$1.27	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	579	502	509	459	810	730	772	2,194	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (05/01/2001)
Accumulation unit value at beginning of period	$1.48	$1.34	$1.58	$1.26	$0.78	$1.41	$1.25	$1.26	$1.15	$1.06
Accumulation unit value at end of period	$1.93	$1.48	$1.34	$1.58	$1.26	$0.78	$1.41	$1.25	$1.26	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	90	128	124	238	363	242	268	450	655	523

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$1.50	$1.28	$1.40	$1.15	$0.82	$1.50	$1.37	$1.20	$1.00	—
Accumulation unit value at end of period	$2.06	$1.50	$1.28	$1.40	$1.15	$0.82	$1.50	$1.37	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	370	385	467	338	1,292	1,658	1,406	2,575	115	—

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—	—	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  133

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (05/01/2000)
Accumulation unit value at beginning of period	$1.09	$0.95	$0.94	$0.83	$0.66	$1.05	$1.01	$0.88	$0.85	$0.77
Accumulation unit value at end of period	$1.43	$1.09	$0.95	$0.94	$0.83	$0.66	$1.05	$1.01	$0.88	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	185	209	127	314	741	1,447	1,022	1,170	2,054	1,958

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$1.40	$1.18	$1.21	$1.01	$0.81	$1.34	$1.35	$1.14	$1.10	$1.00
Accumulation unit value at end of period	$1.91	$1.40	$1.18	$1.21	$1.01	$0.81	$1.34	$1.35	$1.14	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	282	205	198	120	195	67	67	184	92	65

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.94	$1.66	$1.82	$1.44	$1.04	$1.70	$1.79	$1.61	$1.54	$1.31
Accumulation unit value at end of period	$2.87	$1.94	$1.66	$1.82	$1.44	$1.04	$1.70	$1.79	$1.61	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	127	126	152	71	57	113	214	333	514	779

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.42	$1.41	$1.39	$1.36	$1.30	$1.34	$1.28	$1.24	$1.23	$1.22
Accumulation unit value at end of period	$1.39	$1.42	$1.41	$1.39	$1.36	$1.30	$1.34	$1.28	$1.24	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	234	494	1,843	1,670	825	1,394	817	493	688	870

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.87	$0.90	$1.03	$0.89	$0.75	$1.13	$0.97	$1.00	—	—
Accumulation unit value at end of period	$0.78	$0.87	$0.90	$1.03	$0.89	$0.75	$1.13	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	635	624	617	533	605	506	677	1,600	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	160	60	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.28	$1.20	$1.18	$1.08	$0.76	$1.04	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.32	$1.28	$1.20	$1.18	$1.08	$0.76	$1.04	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,678	1,490	1,730	1,433	2,787	2,025	2,116	2,567	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.20	$1.04	$1.08	$0.93	$0.69	$1.21	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.57	$1.20	$1.04	$1.08	$0.93	$0.69	$1.21	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,861	2,280	2,496	2,532	4,368	8,518	7,443	6,582	—	—

Fidelity® VIP Growth & Income Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.40	$1.19	$1.18	$1.04	$0.82	$1.42	$1.28	$1.14	$1.06	$1.01
Accumulation unit value at end of period	$1.85	$1.40	$1.19	$1.18	$1.04	$0.82	$1.42	$1.28	$1.14	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	338	454	438	473	805	963	1,126	1,624	1,338	994

Fidelity® VIP Mid Cap Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$2.58	$2.26	$2.55	$1.99	$1.43	$2.39	$2.08	$1.86	$1.59	$1.28
Accumulation unit value at end of period	$3.48	$2.58	$2.26	$2.55	$1.99	$1.43	$2.39	$2.08	$1.86	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	894	1,062	1,077	1,379	2,734	3,823	3,786	4,011	2,702	1,034

Fidelity® VIP Overseas Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.49	$1.25	$1.52	$1.35	$1.08	$1.93	$1.66	$1.42	$1.20	$1.06
Accumulation unit value at end of period	$1.93	$1.49	$1.25	$1.52	$1.35	$1.08	$1.93	$1.66	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	359	344	464	548	558	771	890	1,130	728	573

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	59	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (09/15/1999)
Accumulation unit value at beginning of period	$2.50	$1.97	$2.10	$1.75	$1.48	$2.58	$3.27	$2.73	$2.42	$1.85
Accumulation unit value at end of period	$2.54	$2.50	$1.97	$2.10	$1.75	$1.48	$2.58	$3.27	$2.73	$2.42
Number of accumulation units outstanding at end of period (000 omitted)	182	170	163	203	232	262	688	836	667	487

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (09/15/1999)
Accumulation unit value at beginning of period	$2.97	$2.52	$2.64	$2.07	$1.61	$2.42	$2.49	$2.14	$1.98	$1.61
Accumulation unit value at end of period	$4.02	$2.97	$2.52	$2.64	$2.07	$1.61	$2.42	$2.49	$2.14	$1.98
Number of accumulation units outstanding at end of period (000 omitted)	286	301	212	215	352	465	576	738	593	414

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.53	$1.34	$1.36	$1.23	$0.98	$1.57	$1.53	$1.30	$1.18	$1.05
Accumulation unit value at end of period	$1.95	$1.53	$1.34	$1.36	$1.23	$0.98	$1.57	$1.53	$1.30	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	147	255	264	354	525	670	761	865	716	533

134  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	108	—	—	—	—	—	—	—	—	—

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$3.14	$2.67	$2.86	$2.30	$1.74	$2.78	$2.71	$2.34	$2.09	$1.67
Accumulation unit value at end of period	$4.15	$3.14	$2.67	$2.86	$2.30	$1.74	$2.78	$2.71	$2.34	$2.09
Number of accumulation units outstanding at end of period (000 omitted)	406	448	611	738	922	1,060	2,008	2,339	1,930	834

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$1.15	$1.01	$0.98	$0.87	$0.72	$1.15	$1.18	$1.05	$0.99	$0.87
Accumulation unit value at end of period	$1.57	$1.15	$1.01	$0.98	$0.87	$0.72	$1.15	$1.18	$1.05	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	466	546	592	745	826	1,128	1,678	2,499	3,019	1,522

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	78	283	—	—	—	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	130	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.45	$1.22	$1.26	$1.09	$0.85	$1.34	$1.38	$1.19	$1.15	$1.00
Accumulation unit value at end of period	$1.95	$1.45	$1.22	$1.26	$1.09	$0.85	$1.34	$1.38	$1.19	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	557	670	788	719	2,639	3,700	3,639	4,892	3,642	641

Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.09	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.09	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	191	149	100	—	—	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.32	$1.10	$1.07	$1.02	$0.81	$1.14	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.84	$1.32	$1.10	$1.07	$1.02	$0.81	$1.14	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	149	117	103	132	403	73	115	1,114	—	—

Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.49	$1.30	$1.40	$1.25	$0.93	$1.58	$1.39	$1.09	$1.00	—
Accumulation unit value at end of period	$1.76	$1.49	$1.30	$1.40	$1.25	$0.93	$1.58	$1.39	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	249	273	294	380	2,658	2,794	1,479	105	5	—

Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	87	87	—	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	63	50	—	—	—	—	—	—	—	—

Invesco V.I. Technology Fund, Series I Shares (08/13/2001)
Accumulation unit value at beginning of period	$0.94	$0.85	$0.90	$0.75	$0.48	$0.86	$0.81	$0.73	$0.72	$0.69
Accumulation unit value at end of period	$1.17	$0.94	$0.85	$0.90	$0.75	$0.48	$0.86	$0.81	$0.73	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	445	477	506	618	411	351	275	418	532	249

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	142	—	—	—	—	—	—	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—	—	—

Janus Aspen Series Global Technology Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$0.61	$0.51	$0.57	$0.46	$0.29	$0.53	$0.43	$0.41	$0.37	$0.37
Accumulation unit value at end of period	$0.82	$0.61	$0.51	$0.57	$0.46	$0.29	$0.53	$0.43	$0.41	$0.37
Number of accumulation units outstanding at end of period (000 omitted)	103	104	111	100	41	22	37	180	200	333

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  135

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.08	$0.92	$0.98	$0.86	$0.63	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.39	$1.08	$0.92	$0.98	$0.86	$0.63	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	328	387	461	568	6,880	6,240	5,448	—	—	—

Janus Aspen Series Overseas Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$1.38	$1.23	$1.82	$1.47	$0.82	$1.73	$1.36	$0.93	$0.71	$0.60
Accumulation unit value at end of period	$1.57	$1.38	$1.23	$1.82	$1.47	$0.82	$1.73	$1.36	$0.93	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	239	269	262	226	395	275	272	231	250	132

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—	—	—	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (05/01/2000)
Accumulation unit value at beginning of period	$0.88	$0.76	$0.76	$0.68	$0.49	$0.79	$0.71	$0.67	$0.64	$0.59
Accumulation unit value at end of period	$1.14	$0.88	$0.76	$0.76	$0.68	$0.49	$0.79	$0.71	$0.67	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	180	212	186	178	406	260	317	481	640	522

MFS® New Discovery Series – Service Class (05/01/2000)
Accumulation unit value at beginning of period	$1.44	$1.20	$1.35	$1.00	$0.62	$1.02	$1.01	$0.90	$0.86	$0.81
Accumulation unit value at end of period	$2.03	$1.44	$1.20	$1.35	$1.00	$0.62	$1.02	$1.01	$0.90	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	173	89	131	102	190	92	130	243	558	576

MFS® Utilities Series – Service Class (08/13/2001)
Accumulation unit value at beginning of period	$2.51	$2.23	$2.11	$1.86	$1.41	$2.28	$1.80	$1.38	$1.19	$0.92
Accumulation unit value at end of period	$3.00	$2.51	$2.23	$2.11	$1.86	$1.41	$2.28	$1.80	$1.38	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	684	584	543	500	562	821	765	1,065	588	211

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.22	$0.94	$1.06	$0.87	$0.62	$1.12	$1.23	$1.00	—	—
Accumulation unit value at end of period	$1.25	$1.22	$0.94	$1.06	$0.87	$0.62	$1.12	$1.23	—	—
Number of accumulation units outstanding at end of period (000 omitted)	343	314	467	451	1,794	1,961	1,463	1,473	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.31	$1.21	$1.31	$1.00	$0.64	$1.21	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.79	$1.31	$1.21	$1.31	$1.00	$0.64	$1.21	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	192	241	300	317	356	270	140	1,068	—	—

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$0.95	$0.81	$0.93	$0.76	$0.57	$1.07	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.12	$0.95	$0.81	$0.93	$0.76	$0.57	$1.07	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	275	165	154	142	1,718	1,971	2,116	1,957	—	—

Oppenheimer Global Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.67	$1.39	$1.53	$1.33	$0.96	$1.62	$1.53	$1.31	$1.16	$1.00
Accumulation unit value at end of period	$2.12	$1.67	$1.39	$1.53	$1.33	$0.96	$1.62	$1.53	$1.31	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	443	349	429	524	604	777	1,099	1,309	756	158

Oppenheimer Global Strategic Income Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.63	$1.45	$1.45	$1.27	$1.08	$1.27	$1.16	$1.09	$1.07	$1.00
Accumulation unit value at end of period	$1.62	$1.63	$1.45	$1.45	$1.27	$1.08	$1.27	$1.16	$1.09	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	2,994	3,277	3,125	3,938	8,634	8,498	9,223	6,331	3,173	403

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.64	$1.41	$1.45	$1.18	$0.87	$1.41	$1.44	$1.26	$1.16	$1.00
Accumulation unit value at end of period	$2.30	$1.64	$1.41	$1.45	$1.18	$0.87	$1.41	$1.44	$1.26	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	337	360	394	368	717	646	676	773	643	432

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.48	$1.29	$1.27	$1.13	$0.94	$1.12	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.47	$1.48	$1.29	$1.27	$1.13	$0.94	$1.12	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	414	688	700	590	3,431	4,628	4,555	4,105	—	—

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	54	—	—	—	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.40	$1.15	$1.17	$1.15	$0.92	$1.11	$1.12	$1.10	$0.98	$0.92
Accumulation unit value at end of period	$1.97	$1.40	$1.15	$1.17	$1.15	$0.92	$1.11	$1.12	$1.10	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	104	52	50	40	27	111	67	195	218	67

136  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Putnam VT International Equity Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.34	$1.11	$1.34	$1.23	$0.99	$1.78	$1.65	$1.30	$1.16	$1.01
Accumulation unit value at end of period	$1.71	$1.34	$1.11	$1.34	$1.23	$0.99	$1.78	$1.65	$1.30	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	24	20	24	32	57	91	69	164	145	194

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.24	$1.07	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.68	$1.24	$1.07	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	123	123	139	—	—	—	—	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.77	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	180	—	—	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.23	$1.08	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.23	$1.08	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,803	1,277	1,257	395	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.23	$1.09	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.23	$1.09	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15,408	16,382	18,860	26,354	—	—	—	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	—	—	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.43	$1.36	$1.24	$1.20	$1.13	$1.13	$1.06	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.34	$1.43	$1.36	$1.24	$1.20	$1.13	$1.13	$1.06	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	581	768	1,132	1,988	5,705	2,307	2,713	2,959	1,455	5,004

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.08	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.15	$1.08	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,557	5,335	1,443	1,174	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.08	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.15	$1.08	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,064	6,408	4,175	8,371	—	—	—	—	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.09	$1.10	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.21	$1.09	$1.10	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,851	4,778	4,194	507	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.09	$1.10	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.21	$1.09	$1.10	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,901	17,266	21,448	21,627	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.22	$1.09	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.22	$1.09	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,380	1,378	1,064	2,007	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.22	$1.09	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.22	$1.09	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22,674	24,938	26,294	23,294	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.09	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.18	$1.09	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,477	1,950	1,471	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.09	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.18	$1.09	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,237	4,691	9,103	5,162	—	—	—	—	—	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT  137

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (08/14/2001)
Accumulation unit value at beginning of period	$2.23	$1.98	$2.08	$1.68	$1.24	$1.82	$1.92	$1.61	$1.53	$1.28
Accumulation unit value at end of period	$2.99	$2.23	$1.98	$2.08	$1.68	$1.24	$1.82	$1.92	$1.61	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	317	402	542	707	3,210	3,353	3,487	2,495	2,068	860

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.06	$0.96	$1.00	$0.90	$0.69	$1.13	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.35	$1.06	$0.96	$1.00	$0.90	$0.69	$1.13	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	183	200	264	276	7,045	4,641	3,570	3,666	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$1.53	$1.32	$1.42	$1.17	$0.86	$1.37	$1.30	$1.13	$1.13	$1.00
Accumulation unit value at end of period	$2.07	$1.53	$1.32	$1.42	$1.17	$0.86	$1.37	$1.30	$1.13	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	173	125	127	115	176	74	115	77	235	182

Wanger International (09/15/1999)
Accumulation unit value at beginning of period	$2.74	$2.27	$2.67	$2.15	$1.44	$2.67	$2.31	$1.69	$1.40	$1.08
Accumulation unit value at end of period	$3.34	$2.74	$2.27	$2.67	$2.15	$1.44	$2.67	$2.31	$1.69	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	918	887	992	1,120	2,334	2,433	2,932	3,471	2,814	1,701

Wanger USA (09/15/1999)
Accumulation unit value at beginning of period	$2.40	$2.01	$2.09	$1.71	$1.21	$2.01	$1.92	$1.79	$1.62	$1.37
Accumulation unit value at end of period	$3.19	$2.40	$2.01	$2.09	$1.71	$1.21	$2.01	$1.92	$1.79	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	598	631	895	1,057	2,350	3,272	3,659	3,852	2,709	1,415

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.50	$1.34	$1.26	$1.12	$0.98	$1.38	$1.29	$1.16	$1.11	$1.02
Accumulation unit value at end of period	$1.79	$1.50	$1.34	$1.26	$1.12	$0.98	$1.38	$1.29	$1.16	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	5	—	2	2	4	4	7	31	355	91

Wells Fargo Advantage VT International Equity Fund – Class 2 (02/04/2004)
Accumulation unit value at beginning of period	$1.39	$1.23	$1.43	$1.23	$1.07	$1.84	$1.62	$1.32	$1.15	$1.00
Accumulation unit value at end of period	$1.66	$1.39	$1.23	$1.43	$1.23	$1.07	$1.84	$1.62	$1.32	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	166	278	311	337	2,398	408	500	669	661	76

Wells Fargo Advantage VT Opportunity Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.70	$1.48	$1.57	$1.28	$0.87	$1.46	$1.38	$1.23	$1.15	$0.98
Accumulation unit value at end of period	$2.21	$1.70	$1.48	$1.57	$1.28	$0.87	$1.46	$1.38	$1.23	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	73	109	148	121	298	182	331	421	467	408

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.54	$1.43	$1.51	$1.20	$0.79	$1.35	$1.20	$0.98	$0.93	$0.82
Accumulation unit value at end of period	$2.29	$1.54	$1.43	$1.51	$1.20	$0.79	$1.35	$1.20	$0.98	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	110	136	160	198	225	258	231	84	35	10

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	—	—	—	—	—	—	—	—	—

138  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2013 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
RIVERSOURCE LIFE INSURANCE COMPANY:

We have audited the accompanying consolidated balance sheets of RiverSource Life Insurance Company and its subsidiaries (the “Company”) as of December 31, 2013 and December 31, 2012 and the related consolidated statements of income, comprehensive income, shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2013. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of RiverSource Life Insurance Company and its subsidiaries at December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013 in conformity with accounting principles generally accepted in the United States of America.

(PricewaterhouseCoopers LLP Signature)

Minneapolis, Minnesota

February 25, 2014

RiverSource Life Insurance Company

CONSOLIDATED BALANCE SHEETS
(in millions, except share amounts)

December 31,	2013	2012

Assets

Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2013, $22,902; 2012, $23,058)	$24,387	$25,932
Common stocks, at fair value (cost: 2013 and 2012, $2)	6	4
Mortgage loans, at amortized cost (less allowance for loan losses: 2013, $24; and 2012, $26)	3,326	3,389
Policy loans	773	752
Other investments	915	743

Total investments	29,407	30,820
Cash and cash equivalents	344	336
Restricted cash	—	86
Reinsurance recoverables	2,177	2,047
Other receivables	195	203
Accrued investment income	275	291
Deferred acquisition costs	2,633	2,373
Other assets	4,357	4,197
Separate account assets	77,616	69,395

Total assets	$117,004	$109,748

Liabilities and Shareholder’s Equity

Liabilities:
Policyholder account balances, future policy benefits and claims	$29,149	$30,802
Short-term borrowings	500	501
Line of credit with Ameriprise Financial, Inc.	150	150
Other liabilities	5,431	4,201
Separate account liabilities	77,616	69,395

Total liabilities	112,846	105,049

Shareholder’s equity:
Common stock, $30 par value; 100,000 shares authorized, issued and outstanding	3	3
Additional paid-in capital	2,463	2,462
Retained earnings	1,042	1,000
Accumulated other comprehensive income, net of tax	650	1,234

Total shareholder’s equity	4,158	4,699

Total liabilities and shareholder’s equity	$117,004	$109,748

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF INCOME
(in millions)

Years Ended December 31,	2013	2012	2011

Revenues

Premiums	$430	$442	$493
Net investment income	1,411	1,480	1,593
Policy and contract charges	1,725	1,593	1,540
Other revenues	359	329	303
Net realized investment gains (losses)	3	(3)	5

Total revenues	3,928	3,841	3,934

Benefits and expenses

Benefits, claims, losses and settlement expenses	1,172	1,216	950
Interest credited to fixed accounts	806	831	856
Amortization of deferred acquisition costs	141	225	336
Other insurance and operating expenses	746	755	781

Total benefits and expenses	2,865	3,027	2,923

Pretax income	1,063	814	1,011
Income tax provision	221	164	190

Net income	$842	$650	$821

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$(11)	$(12)	$(47)
Portion of loss recognized in other comprehensive income (loss) (before taxes)	5	(5)	23

Net impairment losses recognized in net realized investment gains	$(6)	$(17)	$(24)

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
(in millions)

Years Ended December 31,	2013	2012	2011

Net income	$842	$650	$821
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities:
Net unrealized securities gains (losses) arising during the period	(904)	451	364
Reclassification of net securities (gains) losses included in net income	(3)	1	(3)
Impact of deferred acquisition costs, deferred sales inducement costs, benefit reserves and reinsurance recoverables	319	(154)	(194)

Total net unrealized gains (losses) on securities	(588)	298	167

Net unrealized losses on derivatives:
Reclassification of net derivative losses included in net income	4	5	4

Total net unrealized losses on derivatives	4	5	4

Total other comprehensive income (loss), net of tax	(584)	303	171

Total comprehensive income	$258	$953	$992

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY
(in millions)

		Additional		Accumulated Other
	Common	Paid-In	Retained	Comprehensive
	Shares	Capital	Earnings	Income	Total

Balances at January 1, 2011	$3	$2,460	$1,994	$760	$5,217
Comprehensive income:
Net income	—	—	821	—	821
Other comprehensive income, net of tax	—	—	—	171	171

Total comprehensive income					992
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(750)	—	(750)
Non-cash dividend to Ameriprise Financial, Inc.	—	—	(850)	—	(850)

Balances at December 31, 2011	3	2,461	1,215	931	4,610
Comprehensive income:
Net income	—	—	650	—	650
Other comprehensive income, net of tax	—	—	—	303	303

Total comprehensive income					953
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(865)	—	(865)

Balances at December 31, 2012	3	2,462	1,000	1,234	4,699
Comprehensive income:
Net income	—	—	842	—	842
Other comprehensive loss, net of tax	—	—	—	(584)	(584)

Total comprehensive income					258
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(800)	—	(800)

Balances at December 31, 2013	$3	$2,463	$1,042	$650	$4,158

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF CASH FLOWS
(in millions)

Years Ended December 31,	2013	2012	2011

Cash Flows from Operating Activities

Net income	$842	$650	$821
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion, net	(20)	(16)	(73)
Deferred income tax expense (benefit)	(76)	(40)	50
Contractholder and policyholder charges, non-cash	(322)	(273)	(264)
Loss from equity method investments	12	26	33
Net realized investment gains	(9)	(14)	(26)
Other-than-temporary impairments and provision for loan losses recognized in net realized investment gains	6	17	21
Change in operating assets and liabilities:
Deferred acquisition costs	(128)	(28)	54
Other investments, net	—	25	—
Policyholder account balances, future policy benefits and claims, net	(1,053)	(463)	1,414
Derivatives, net of collateral	1,733	671	(301)
Reinsurance recoverables	(121)	(107)	(127)
Other receivables	4	(35)	25
Accrued investment income	16	16	2
Other, net	132	283	39

Net cash provided by operating activities	1,016	712	1,668

Cash Flows from Investing Activities

Available-for-Sale securities:
Proceeds from sales	171	156	664
Maturities, sinking fund payments and calls	3,682	3,292	3,200
Purchases	(3,672)	(2,271)	(4,084)
Proceeds from sales, maturities and repayments of mortgage loans	696	310	202
Funding of mortgage loans	(619)	(277)	(207)
Purchase of residential mortgage loans from affiliate	—	(954)	—
Proceeds from sales and collections of other investments	119	117	114
Purchase of other investments	(235)	(286)	(296)
Purchase of land, buildings, equipment and software	(8)	(8)	(6)
Change in policy loans, net	(21)	(13)	(10)
Other, net	49	—	—

Net cash provided by (used in) investing activities	162	66	(423)

Cash Flows from Financing Activities

Policyholder account balances:
Deposits and other additions	2,158	2,198	2,221
Net transfers from (to) separate accounts	(116)	(30)	39
Surrenders and other benefits	(1,994)	(2,063)	(2,154)
Change in short-term borrowings, net	(2)	(5)	107
Proceeds from line of credit with Ameriprise Financial, Inc.	94	418	415
Payments on line of credit with Ameriprise Financial, Inc.	(94)	(568)	(118)
Tax adjustment on share-based incentive compensation plan	1	1	1
Cash paid for purchased options with deferred premiums	(417)	(356)	(254)
Cash dividends to Ameriprise Financial, Inc.	(800)	(865)	(750)

Net cash used in financing activities	(1,170)	(1,270)	(493)

Net increase (decrease) in cash and cash equivalents	8	(492)	752
Cash and cash equivalents at beginning of period	336	828	76

Cash and cash equivalents at end of period	$344	$336	$828

Supplemental Disclosures:
Income taxes paid, net	$94	$109	$176
Interest paid on borrowings	4	4	5
Non-cash investing activity:
Dividend to Ameriprise Financial, Inc.	—	—	850
Affordable housing partnership commitments not yet remitted	96	13	137

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.	NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Company is a stock life insurance company with one wholly owned stock life insurance company subsidiary, RiverSource Life Insurance Co. of New York (“RiverSource Life of NY”). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”).

•	RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

•	RiverSource Life of NY is domiciled and holds a Certificate of Authority in New York. RiverSource Life of NY issues insurance and annuity products.

RiverSource Life Insurance Company also wholly owns RiverSource Tax Advantaged Investments, Inc. (“RTA”). RTA is a stock company domiciled in Delaware and is a limited partner in affordable housing partnership investments.

The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and companies in which it directly or indirectly has a controlling financial interest (collectively, the “Company”). All intercompany transactions and balances have been eliminated in consolidation.

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 15.

In the Consolidated Balance Sheets, the Company combined the balance of “Deferred Sales Inducement Costs” with “Other assets” and the balance of “Policy claims and other policyholder funds” with “Policyholder account balances, future policy benefits and claims” for prior years to conform to the current presentation.

In addition, the Company reclassified certain prior year amounts in the Consolidated Statements of Cash Flows, as discussed below, to improve the transparency of its cash flows. Total cash flows provided by (used in) operating and financing activities did not change as a result of the reclassifications.

Within operating activities, the change in freestanding derivatives was reclassified from “Other, net” to “Derivatives, net of collateral”. The change in derivatives collateral was reclassified from “Derivatives collateral, net” to “Derivatives, net of collateral”. As a result of these reclassifications, changes in all freestanding derivatives and related collateral are included in one line within operating cash flows.

Within financing activities, the increase in policyholder account balances for interest credited was reclassified from “Policyholder account balances: Surrenders and other benefits” to “Policyholder account balances: Deposits and other additions”.

In the fourth quarter of 2012, the Company made an adjustment to the model which values the reserves related to living benefit guarantees primarily attributable to prior periods, which resulted in a $41 million pretax benefit, net of deferred acquisition costs (“DAC”) and deferred sales inducement costs (“DSIC”) amortization of $11 million. In the second quarter of 2012, the Company made a correction for a tax item related to prior periods, which resulted in a $32 million decrease to net income. The Company discovered it had received incomplete data from a third party service provider for securities lending activities that resulted in the miscalculation of the Company’s dividend received deduction and foreign tax credit, which resulted in an understatement of taxes payable and an overstatement of reported earnings in prior periods. The Company resolved the data issue and stopped the securities lending that negatively impacted its tax position. Management determined that the effect of these corrections was not material to current and previously issued financial statements.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued.

The Company’s principal products are variable deferred annuities and variable universal life insurance which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. The Company’s fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion. In addition, persons owning an equity indexed annuity (“EIA”) may have their interest calculated based on an increase in a broad-based stock market index.

RiverSource Life Insurance Company

The Company issues both variable and fixed universal life insurance, traditional life insurance and disability income (“DI”) insurance. Universal life insurance is a form of permanent life insurance characterized by flexible premiums, flexible death benefit amounts and unbundled pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products in addition to other benefit riders. Indexed universal life (“IUL”) insurance is similar to universal life in many regards, although the rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the S&P 500 Index® (subject to a cap and floor). The policyholder may allocate all or a portion of the policy value to a fixed or indexed account.

In 2013, RiverSource Life introduced TrioSourcesm universal life insurance with long term care benefits. TrioSource allows clients to allocate a policy’s cash value to a fixed account that begins to earn interest immediately. The base feature of TrioSource is a fixed universal life insurance policy that provides a guaranteed death benefit. The policy offers a guaranteed return of premium (“ROP”). ROP is 90% of the premium in years 1-2 and 100% of the premium in years 3 and later and is net of any partial surrenders, outstanding policy loans or long term care benefits paid. The Accelerated Benefit Rider (“ABR”) for Long-Term Care allows for the acceleration of the death benefit to help pay for covered long term care expenses. In addition, clients may purchase an optional rider which extends benefits for a specified time period after ABR benefits have been exhausted. Any long term care benefit paid reduces the death benefit, cash value and ROP. Additional riders, including an inflation protection option, are available for an additional charge.

The Company issues only non-participating life insurance policies which do not pay dividends to policyholders from realized policy margins.

Under the Company’s variable life insurance and variable annuity products described above, the purchaser may choose a fixed account option that is part of the Company’s “general account”, as well as investment options from a variety of portfolios that include common stocks, bonds, managed assets and/or short-term securities.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation
The Company consolidates entities in which it holds a greater than 50% voting interest, or when certain conditions are met for variable interest entities (“VIEs”) and limited partnerships. Entities in which the Company exercises significant influence or holds a greater than 20% but less than 50% voting interest are accounted for under the equity method. All other investments that are not reported at fair value as trading or Available-for-Sale securities are accounted for under the cost method where the Company owns less than a 20% voting interest and does not exercise significant influence.

A VIE is an entity that either has equity investors that lack certain essential characteristics of a controlling financial interest (including substantive voting rights, the obligation to absorb the entity’s losses, or the rights to receive the entity’s returns) or has equity investors that do not provide sufficient financial resources for the entity to support its activities. A VIE is required to be assessed for consolidation under two models:

•	If the VIE is a money market fund or is an investment company, or has the financial characteristics of an investment company, and the following is true:

(i)	the entity does not have an explicit or implicit obligation to fund the investment company’s losses; and

(ii)	the investment company is not a securitization entity, asset backed financing entity, or an entity previously considered a qualifying special purpose entity,

then, the VIE will be consolidated by the entity that determines it stands to absorb a majority of the VIE’s expected losses or to receive a majority of the VIE’s expected residual returns. Examples of entities that are likely to be assessed for consolidation under this framework include hedge funds, property funds, private equity funds and venture capital funds.

•	If the VIE does not meet the criteria above, the VIE will be consolidated by the entity that determines it has both:

(i)	the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance; and

(ii)	the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

When determining whether the Company stands to absorb the majority of a VIE’s expected losses or receive a majority of a VIE’s expected returns, it analyzes the design of the VIE to identify the variable interests it holds. Then the Company quantitatively determines whether its variable interests will absorb a majority of the VIE’s variability. If the Company determines it has control over the activities that most significantly impact the economic performance of the VIE and it will

RiverSource Life Insurance Company

absorb a majority of the VIE’s expected variability, the Company consolidates the VIE. The calculation of variability is based on an analysis of projected probability-weighted cash flows based on the design of the particular VIE. When determining whether the Company has the power and the obligation to absorb losses or rights to receive benefits from the VIE that could potentially be significant, the Company qualitatively determines if its variable interests meet these criteria. If the Company consolidates a VIE under either scenario, it is referred to as the VIE’s primary beneficiary.

Amounts Based on Estimates and Assumptions
Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, DAC and the corresponding recognition of DAC amortization, derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income, net of impacts to DAC, DSIC, certain benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Consolidated Statements of Income upon disposition of the securities.

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions is met, an other-than-temporary impairment is considered to have occurred and the Company must recognize an other-than-temporary impairment for the difference between the investment’s amortized cost basis and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost basis, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income, net of impacts to DAC, DSIC, certain benefit reserves, reinsurance recoverables and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income, if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income.

The Company provides a supplemental disclosure on the face of its Consolidated Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income. The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Consolidated Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis

RiverSource Life Insurance Company

of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be carefully monitored by management.

Mortgage Loans, net
Mortgage loans, net reflect the Company’s interest in commercial and residential mortgage loans, less the related allowance for loan losses.

Policy Loans
Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest.

Other Investments
Other investments primarily reflect the Company’s interests in affordable housing partnerships and syndicated loans which represent investments in below investment grade loan syndications. Affordable housing partnerships are accounted for under the equity method.

Financing Receivables

Mortgage Loans and Syndicated Loans
Mortgage loans and syndicated loans are stated at amortized cost, net of allowances for loan losses, if any.

In October 2012, the Company purchased residential mortgage loans at fair value from an affiliate, Ameriprise Bank, FSB. The purchase price took into account the credit quality of the loan portfolio resulting in no allowance for loan losses recorded at the acquisition date.

Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans
When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans
Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal or in accordance with the loan agreement unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Residential mortgage loans are charged off when management determines the assets are uncollectible and commences foreclosure proceedings on the property, at which time the property is written down to fair value less selling costs. Foreclosed property is recorded as real estate owned in other investments. Syndicated loans are placed on nonaccrual status when management determines it will not collect all contractual principal and interest on the loan.

Allowance for Loan Losses
Management determines the adequacy of the allowance for loan losses by portfolio based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios, FICO scores of the borrower and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance required for certain sectors based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

RiverSource Life Insurance Company

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans
The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The evaluation of impairment on residential mortgage loans is primarily driven by delinquency status of individual loans. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate, (ii) the fair value of collateral or (iii) the loan’s observable market price.

Restructured Loans
A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments, and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

Restricted Cash
Total restricted cash at December 31, 2013 and 2012 was nil and $86 million, respectively, consisting of cash that has been pledged to counterparties.

Reinsurance
The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care (“LTC”) and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. Fixed and variable universal life reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for fixed and variable universal life insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is recognized as an asset and amortized over the term of the reinsurance contract, in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 8 for additional information on reinsurance.

RiverSource Life Insurance Company

Land, Buildings, Equipment and Software
Land, buildings, equipment and internally developed or purchased software are carried at cost less accumulated depreciation or amortization and are reflected within other assets. The Company generally uses the straight-line method of depreciation and amortization over periods ranging from three to 30 years.

At December 31, 2013 and 2012, land, buildings, equipment and software were $166 million and $174 million, respectively, net of accumulated depreciation of $107 million and $91 million, respectively. Depreciation and amortization expense for the years ended December 31, 2013, 2012 and 2011 was $16 million, $17 million and $16 million, respectively.

Derivative Instruments and Hedging Activities
Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. The Company occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm commitments (“fair value hedges”) or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedges”).

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. The Company formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as changes in the fair value of the hedged assets, liabilities or firm commitments, are recognized on a net basis in current period earnings. The carrying value of the hedged item is adjusted for the change in fair value from the designated hedged risk. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative instruments that qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instruments is reported in accumulated other comprehensive income and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported in current period earnings as a component of net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in accumulated other comprehensive income is reclassified to earnings over the period that the hedged item impacts earnings. For hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income are recognized in earnings immediately.

The equity components of EIA and IUL obligations are considered an embedded derivative. Additionally, certain annuities contain guaranteed minimum accumulation benefit (“GMAB”) and guaranteed minimum withdrawal benefit (“GMWB”) provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 13 for information regarding the Company’s fair value measurement of derivative instruments and Note 17 for the impact of derivatives on the Consolidated Statements of Income.

Deferred Acquisition Costs
The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee

RiverSource Life Insurance Company

compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial, advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Costs deferred as DAC are amortized over time. For annuity and universal life (“UL”) contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and UL insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management’s best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For traditional life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and, therefore, are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Consolidated Statements of Income.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which contractholders and policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity and insurance businesses during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life (“VUL”) insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Deferred Sales Inducement Costs
Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions

RiverSource Life Insurance Company

used to amortize DAC. DSIC is recorded in other assets and amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders, who assume the related investment risk. Income and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Consolidated Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities. The Company receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

Policyholder Account Balances, Future Policy Benefits and Claims

Fixed Annuities and Variable Annuity Guarantees
Fixed annuities and variable annuity guarantees include amounts for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities, EIAs and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (“GMDB”) provisions. When market values of the customer’s accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up (“GGU”) benefits. In addition, the Company offers contracts containing GMWB and GMAB provisions, and until May 2007, the Company offered contracts containing guaranteed minimum income benefit (“GMIB”) provisions.

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions fluctuates based on equity, interest rate and credit markets which can cause these embedded derivatives to be either an asset or a liability. These embedded derivatives are recorded in policyholder account balances, future policy benefits and claims. See Note 13 for information regarding the fair value measurement of embedded derivatives. The liability for the life contingent benefits associated with GMWB provisions is determined in the same way as the GMDB liability. Significant assumptions made in projecting future benefits and fees relate to persistency and benefit utilization. Management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

Liabilities for EIAs are equal to the host contract values covering guaranteed benefits and the fair value of embedded equity options.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

RiverSource Life Insurance Company

Life, Disability Income and Long Term Care Insurance
Life, DI and LTC insurance includes liabilities for fixed account values on fixed and variable universal life policies, liabilities for indexed accounts of IUL products, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

A portion of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

In determining the liability for contracts with profits followed by losses, the Company projects benefits and contract assessments using actuarial models. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 9 for information regarding the liability for contracts with secondary guarantees.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for the Company’s experience.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

Changes in policyholder account balances, future policy benefits and claims are reflected in earnings in the period adjustments are made.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

Sources of Revenue
The Company’s principal sources of revenue include premiums, net investment income and policy and contract charges.

Premiums
Premiums include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums are reported net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income
Net investment income primarily includes interest income on fixed maturity securities classified as Available-for-Sale, commercial and residential mortgage loans, policy loans, other investments and cash and cash equivalents; the changes in fair value of certain derivatives; and the pro-rata share of net income or loss on equity method investments. Interest income is

RiverSource Life Insurance Company

accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale and on the residential mortgage loans so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges
Policy and contract charges include mortality and expense risk fees and certain other charges assessed on annuities and fixed and variable universal life insurance, which consist of cost of insurance charges, net of reinsurance premiums and cost of reinsurance for universal life insurance products, and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from the Company’s separate account assets. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and fixed and variable universal life insurance are recognized as revenue when assessed.

Net Realized Investment Gains (Losses)
Net realized investment gains (losses) primarily include realized gains and losses on the sale of securities and charges for the other-than-temporary impairments of investments related to credit losses. Realized gains and losses on the sale of securities, other than equity method investments, are recognized using the specific identification method, on a trade date basis.

Other Revenues
Other revenues primarily include fees received under marketing support arrangements which are calculated as a percentage of the Company’s separate account assets.

Other Insurance and Operating Expenses
Other insurance and operating expenses include expenses allocated to the Company from its parent, Ameriprise Financial, for the Company’s share of compensation, professional and consultant fees and expenses associated with information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory costs. Also included are commissions, sales and marketing expenses and other operating expenses. These expenses are presented net of acquisition cost deferrals.

Income Taxes
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Consolidated Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and avoid the establishment of a valuation allowance with respect to such assets. In the opinion of management, it is currently more likely than not that the Company will not realize the full benefit of certain state deferred tax assets, primarily state net operating losses and therefore a valuation allowance of $6 million has been established at December 31, 2013.

RiverSource Life Insurance Company

3.	RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Comprehensive Income
In February 2013, the Financial Accounting Standards Board (“FASB”) updated the accounting standard related to comprehensive income. The update requires entities to provide information about significant amounts reclassified out of accumulated other comprehensive income (“AOCI”). The standard is effective for interim and annual periods beginning after December 15, 2012 and is required to be applied prospectively. The Company adopted the standard in the first quarter of 2013. The adoption of the standard did not have any effect on the Company’s consolidated financial condition and results of operations. See Note 18 for the required disclosures.

Balance Sheet
In December 2011, the FASB updated the accounting standards to require new disclosures about offsetting assets and liabilities. The standard requires an entity to disclose both gross and net information about certain financial instruments and transactions subject to master netting arrangements (or similar agreements) or eligible for offset in the statement of financial position. The standard is effective for interim and annual periods beginning on or after January 1, 2013 on a retrospective basis. The Company adopted the standard in the first quarter of 2013. The adoption of the standard did not have any effect on the Company’s consolidated financial condition and results of operations. See Note 16 for the required disclosures.

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts
In October 2010, the FASB updated the accounting standard for DAC. Under this new standard, only the following costs incurred in the acquisition of new and renewal insurance contracts are capitalizable as DAC: (i) incremental direct costs of a successful contract acquisition, (ii) portions of employees’ compensation and benefits directly related to time spent performing acquisition activities (that is, underwriting, policy issuance and processing, medical and inspection, and contract selling) for a contract that has been acquired, (iii) other costs related to acquisition activities that would not have been incurred had the acquisition of the contract not occurred, and (iv) advertising costs that meet the capitalization criteria in other GAAP guidance for certain direct-response marketing. All other acquisition related costs are expensed as incurred. The Company retrospectively adopted the new standard on January 1, 2012. The cumulative effect of the adoption reduced retained earnings by $1.4 billion after-tax and increased AOCI by $112 million after-tax, totaling to a $1.3 billion after-tax reduction in total equity at January 1, 2012.

Future Adoption of New Accounting Standards

Receivables — Troubled Debt Restructuring by Creditors
In January 2014, the FASB updated the accounting standard related to recognizing residential real estate obtained through a repossession or foreclosure from a troubled debtor. The update clarifies the criteria for derecognition of the loan receivable and recognition of the real estate property. The standard is effective for interim and annual periods beginning after December 15, 2014 and can be applied under a modified retrospective transition method or a prospective transition method. Early adoption is permitted. The adoption of the standard is not expected to have a material impact on the Company’s consolidated financial condition and results of operations.

Investments — Equity Method and Joint Ventures
In January 2014, the FASB updated the accounting standard related to investments in qualified affordable housing projects. The update allows for an accounting policy election to account for investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. Under the proportional amortization method, the investment in a qualified affordable housing project is amortized in proportion to the tax credits and other tax benefits received. The net investment performance is recognized as a component of income tax expense (benefit). The standard is effective for interim and annual periods beginning after December 15, 2014 and should be applied retrospectively to all periods presented. Early adoption is permitted. The Company is currently evaluating the impact of the standard on its consolidated financial condition and results of operations.

Income Taxes
In July 2013, the FASB updated the accounting standard for income taxes. The update provides guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The standard is effective for interim and annual periods beginning after December 15, 2013 and should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. The adoption of the standard is not expected to have a material impact on the Company’s consolidated financial condition and results of operations.

RiverSource Life Insurance Company

4.	VARIABLE INTEREST ENTITIES
RTA, a subsidiary of RiverSource Life Insurance Company, has variable interests in affordable housing partnerships for which it is not the primary beneficiary and, therefore, does not consolidate.

RTA’s maximum exposure to loss as a result of its investments in the affordable housing partnerships is limited to the carrying values of these investments. The carrying values are reflected in other investments and were $495 million and $409 million as of December 31, 2013 and 2012, respectively. RTA has no obligation to provide financial or other support to the affordable housing partnerships in addition to liabilities already recorded for future funding commitments nor has it provided any additional support to the affordable housing partnerships. The Company had liabilities of $137 million and $144 million recorded in other liabilities as of December 31, 2013 and 2012, respectively, related to the future funding commitments for affordable housing partnerships.

5.	INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2013
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Noncredit
Description of Securities (in millions)	Cost	Gains	Losses	Value	OTTI(1)

Fixed maturities:
Corporate debt securities	$14,658	$1,311	$(96)	$15,873	$3
Residential mortgage backed securities	3,773	133	(95)	3,811	(18)
Commercial mortgage backed securities	2,309	136	(11)	2,434	—
State and municipal obligations	950	87	(39)	998	—
Asset backed securities	938	48	(5)	981	—
Foreign government bonds and obligations	234	19	(8)	245	—
U.S. government and agencies obligations	40	5	—	45	—

Total fixed maturities	22,902	1,739	(254)	24,387	(15)
Common stocks	2	4	—	6	2

Total	$22,904	$1,743	$(254)	$24,393	$(13)

	December 31, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Noncredit
Description of Securities (in millions)	Cost	Gains	Losses	Value	OTTI(1)

Fixed maturities:
Corporate debt securities	$14,881	$2,167	$(7)	$17,041	$—
Residential mortgage backed securities	3,446	233	(58)	3,621	(24)
Commercial mortgage backed securities	2,717	287	—	3,004	—
State and municipal obligations	976	180	(34)	1,122	—
Asset backed securities	808	66	(3)	871	—
Foreign government bonds and obligations	188	36	—	224	—
U.S. government and agencies obligations	42	7	—	49	—

Total fixed maturities	23,058	2,976	(102)	25,932	(24)
Common stocks	2	2	—	4	1

Total	$23,060	$2,978	$(102)	$25,936	$(23)

(1)	Represents the amount of other-than-temporary impairment (“OTTI”) losses in accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

As of December 31, 2013 and 2012, investment securities with a fair value of $2.3 billion and $1.3 billion, respectively, were pledged to meet contractual obligations under derivative contracts and repurchase agreements.

At December 31, 2013 and 2012, fixed maturity securities comprised approximately 83% and 84%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2013 and 2012, approximately $1.3 billion and $1.5 billion, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC (“CMIA”) using criteria similar to those used by NRSROs.

RiverSource Life Insurance Company

A summary of fixed maturity securities by rating was as follows:

	December 31, 2013			December 31, 2012
			Percent of			Percent of
	Amortized	Fair	Total Fair	Amortized	Fair	Total Fair
Ratings (in millions, except percentages)	Cost	Value	Value	Cost	Value	Value

AAA	$5,557	$5,738	23%	$5,680	$6,198	24%
AA	1,055	1,171	5	1,102	1,273	5
A	4,687	5,062	21	4,262	4,849	19
BBB	10,062	10,897	45	10,409	12,019	46
Below investment grade	1,541	1,519	6	1,605	1,593	6

Total fixed maturities	$22,902	$24,387	100%	$23,058	$25,932	100%

At December 31, 2013 and 2012, approximately 41% and 32%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

(in millions, except	December 31, 2013
number of securities)	Less than 12 months			12 months or more			Total

	Number of	Fair	Unrealized	Number of	Fair	Unrealized	Number of	Fair	Unrealized
Description of Securities	Securities	Value	Losses	Securities	Value	Losses	Securities	Value	Losses

Corporate debt securities	156	$2,567	$(82)	10	$160	$(14)	166	$2,727	$(96)
Residential mortgage backed securities	52	1,411	(54)	45	295	(41)	97	1,706	(95)
Commercial mortgage backed securities	27	323	(9)	3	22	(2)	30	345	(11)
State and municipal obligations	4	38	(2)	2	92	(37)	6	130	(39)
Asset backed securities	17	219	(4)	3	26	(1)	20	245	(5)
Foreign government bonds and obligations	23	77	(8)	—	—	—	23	77	(8)

Total	279	$4,635	$(159)	63	$595	$(95)	342	$5,230	$(254)

(in millions, except	December 31, 2012
number of securities)	Less than 12 months			12 months or more			Total

	Number of	Fair	Unrealized	Number of	Fair	Unrealized	Number of	Fair	Unrealized
Description of Securities	Securities	Value	Losses	Securities	Value	Losses	Securities	Value	Losses

Corporate debt securities	50	$477	$(4)	6	$70	$(3)	56	$547	$(7)
Residential mortgage backed securities	6	107	—	56	293	(58)	62	400	(58)
State and municipal obligations	—	—	—	2	100	(34)	2	100	(34)
Asset backed securities	1	10	—	5	86	(3)	6	96	(3)

Total	57	$594	$(4)	69	$549	$(98)	126	$1,143	$(102)

As part of the Company’s ongoing monitoring process, management determined that a majority of the change in gross unrealized losses on its Available-for-Sale securities is attributable to movement in interest rates.

The following table presents a rollforward of the cumulative amounts recognized in the Consolidated Statements of Income for other-than-temporary impairments related to credit losses on securities for which a portion of the securities’ total other-than-temporary impairments was recognized in other comprehensive income (loss):

	December 31,
(in millions)	2013	2012	2011

Beginning balance	$87	$106	$108
Credit losses for which an other-than-temporary impairment was not previously recognized	2	1	13
Credit losses for which an other-than-temporary impairment was previously recognized	4	16	11
Reductions for securities sold during the period (realized)	(39)	(36)	(26)

Ending balance	$54	$87	$106

The change in net unrealized securities gains (losses) in other comprehensive income (loss) includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii)

RiverSource Life Insurance Company

(gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses; and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents a rollforward of the net unrealized securities gains (losses) on Available-for-Sale securities included in accumulated other comprehensive income:

			Accumulated Other
	Net		Comprehensive Income (Loss)
	Unrealized		Related to Net
	Securities	Deferred	Unrealized Securities
(in millions)	Gains (Loss)	Income Tax	Gains (Loss)

Balance at January 1, 2011	$1,215	$(425)	$790
Net unrealized securities gains arising during the period(1)	560	(196)	364
Reclassification of net securities gains included in net income	(5)	2	(3)
Impact of DAC, DSIC, benefit reserves and reinsurance recoverables	(299)	105	(194)

Balance at December 31, 2011	1,471	(514)	957 (2)
Net unrealized securities gains arising during the period(1)	694	(243)	451
Reclassification of net securities losses included in net income	2	(1)	1
Impact of DAC, DSIC, benefit reserves and reinsurance recoverables	(237)	83	(154)

Balance at December 31, 2012	1,930	(675)	1,255 (2)
Net unrealized securities losses arising during the period(1)	(1,382)	478	(904)
Reclassification of net securities gains included in net income	(5)	2	(3)
Impact of DAC, DSIC, benefit reserves and reinsurance recoverables	490	(171)	319

Balance at December 31, 2013	$1,033	$(366)	$667 (2)

(1)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income (loss) during the period.
(2)	Includes $7 million, $15 million and $20 million of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2013, 2012 and 2011, respectively.

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in millions)	2013	2012	2011

Gross realized investment gains	$11	$16	$48
Gross realized investment losses	—	(1)	(20)
Other-than-temporary impairments	(6)	(17)	(24)

Total	$5	$(2)	$4

Other-than-temporary impairments for the years ended December 31, 2013, 2012 and 2011 primarily related to credit losses on non-agency residential mortgage backed securities.

Available-for-Sale securities by contractual maturity at December 31, 2013 were as follows:

	Amortized
(in millions)	Cost	Fair Value

Due within one year	$1,040	$1,061
Due after one year through five years	4,747	5,130
Due after five years through 10 years	6,558	6,930
Due after 10 years	3,537	4,040

	15,882	17,161
Residential mortgage backed securities	3,773	3,811
Commercial mortgage backed securities	2,309	2,434
Asset backed securities	938	981
Common stocks	2	6

Total	$22,904	$24,393

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities, as well as common stocks, were not included in the maturities distribution.

RiverSource Life Insurance Company

Net investment income is summarized as follows:

	Years Ended December 31,
(in millions)	2013	2012	2011

Income on fixed maturities	$1,205	$1,324	$1,469
Income on mortgage loans	202	158	149
Other investments	37	26	18

	1,444	1,508	1,636
Less: investment expenses	33	28	43

Total	$1,411	$1,480	$1,593

Net realized investment gains (losses) are summarized as follows:

	Years Ended December 31,
(in millions)	2013	2012	2011

Fixed maturities	$5	$(2)	$4
Mortgage loans	(1)	—	2
Other investments	(1)	(1)	(1)

Total	$3	$(3)	$5

6.	FINANCING RECEIVABLES

The Company’s financing receivables include commercial and residential mortgage loans, syndicated loans and policy loans. Syndicated loans are reflected in other investments. Policy loans do not exceed the cash surrender value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans. The Company does not currently have an allowance for loan losses for residential mortgage loans purchased in 2012.

Allowance for Loan Losses

The following tables present a rollforward of the allowance for loan losses for the years ended and the ending balance of the allowance for loan losses by impairment method and type of loan:

	December 31, 2013

	Commercial	Syndicated
(in millions)	Mortgage Loans	Loans	Total

Beginning balance	$26	$4	$30
Charge-offs	(2)	—	(2)

Ending balance	$24	$4	$28

Individually evaluated for impairment	$8	$—	$8
Collectively evaluated for impairment	16	4	20

	December 31, 2012

	Commercial	Syndicated
(in millions)	Mortgage Loans	Loans	Total

Beginning balance	$32	$5	$37
Charge-offs	(6)	(1)	(7)

Ending balance	$26	$4	$30

Individually evaluated for impairment	$5	$—	$5
Collectively evaluated for impairment	21	4	25

	December 31, 2011

	Commercial	Syndicated
(in millions)	Mortgage Loans	Loans	Total

Beginning balance	$36	$5	$41
Charge-offs	(3)	—	(3)
Provisions	(1)	—	(1)

Ending balance	$32	$5	$37

Individually evaluated for impairment	$9	$—	$9
Collectively evaluated for impairment	23	5	28

RiverSource Life Insurance Company

The recorded investment in financing receivables by impairment method and type of loan was as follows:

	December 31, 2013

	Commercial	Residential	Syndicated
(in millions)	Mortgage Loans	Mortgage Loans	Loans	Total

Individually evaluated for impairment	$40	$—	$5	$45
Collectively evaluated for impairment	2,524	786	356	3,666

Total	$2,564	$786	$361	$3,711

	December 31, 2012

	Commercial	Residential	Syndicated
(in millions)	Mortgage Loans	Mortgage Loans	Loans	Total

Individually evaluated for impairment	$39	$—	$—	$39
Collectively evaluated for impairment	2,442	934	303	3,679

Total	$2,481	$934	$303	$3,718

As of December 31, 2013 and 2012, the Company’s recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was $12 million and $10 million, respectively.

Residential mortgage loans are presented net of unamortized discount of $53 million and $80 million as of December 31, 2013 and 2012, respectively.

Purchases and sales of loans were as follows:

	Years Ended December 31,
(in millions)	2013	2012	2011

Purchases
Residential mortgage loans	$—	$954	$—
Syndicated loans	158	111	194

Total loans purchased	$158	$1,065	$194

Sales
Syndicated loans	$2	$9	$2

The Company has not acquired any loans with deteriorated credit quality as of the acquisition date.

Credit Quality Information

Nonperforming loans, which are generally loans 90 days or more past due, were $20 million and $4 million as of December 31, 2013 and 2012, respectively. All other loans were considered to be performing.

Commercial Mortgage Loans
The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were 2% of total commercial mortgage loans at both December 31, 2013 and 2012. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

RiverSource Life Insurance Company

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage

		December 31,	December 31,	December 31,
	December 31, 2013	2012	2013	2012

	(in millions)

South Atlantic	$679	$625	26%	25%
Pacific	631	565	25	23
East North Central	248	255	10	10
Mountain	248	262	10	11
Middle Atlantic	202	198	8	8
West North Central	194	216	7	9
West South Central	153	159	6	6
New England	138	135	5	5
East South Central	71	66	3	3

	2,564	2,481	100%	100%

Less: allowance for loan losses	24	26

Total	$2,540	$2,455

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage

	December 31,	December 31,	December 31,	December 31,
	2013	2012	2013	2012

	(in millions)

Retail	$917	$822	36%	33%
Office	548	597	21	24
Apartments	454	415	18	17
Industrial	431	449	17	18
Mixed use	36	42	1	2
Hotel	32	36	1	1
Other	146	120	6	5

	2,564	2,481	100%	100%

Less: allowance for loan losses	24	26

Total	$2,540	$2,455

Residential Mortgage Loans
In October 2012, the Company purchased $954 million of residential mortgage loans at fair value from an affiliate, Ameriprise Bank, FSB. The purchase price took into account the credit quality of the loan portfolio resulting in no allowance for loan losses recorded at purchase. The Company considers the credit worthiness of borrowers (FICO score), collateral characteristics such as LTV and geographic concentration to determine when an amount for an allowance for loan losses for residential mortgage loans is appropriate. At a minimum, management updates FICO scores and LTV ratios semiannually. As of December 31, 2013 and 2012, no allowance for loan losses was recorded.

As of December 31, 2013 and 2012, approximately 4% and 3%, respectively, of residential mortgage loans had FICO scores below 640. At December 31, 2013 and 2012, approximately 1% and 7%, respectively, of the Company’s residential mortgage loans had LTV ratios greater than 90%. The Company’s most significant geographic concentration for residential mortgage loans is in California representing 38% of the portfolio as of both December 31, 2013 and 2012. No other state represents more than 10% of the total residential mortgage loan portfolio.

Syndicated Loans
The Company’s syndicated loan portfolio is diversified across industries and issuers. The primary credit indicator for syndicated loans is whether the loans are performing in accordance with the contractual terms of the syndication. Total nonperforming syndicated loans at December 31, 2013 and 2012 were $3 million and $2 million, respectively.

RiverSource Life Insurance Company

Troubled Debt Restructurings
The following table presents the number of loans restructured by the Company during the period and their recorded investment at the end of the period:

	Years Ended December 31,
	2013		2012

	Number of	Recorded	Number of	Recorded
(in millions, except number of loans)	Loans	Investment	Loans	Investment

Commercial mortgage loans	7	$22	4	$13
Residential mortgage loans	2	—	—	—
Syndicated loans	—	—	2	1

Total	9	$22	6	$14

The troubled debt restructurings did not have a material impact to the Company’s allowance for loan losses or income recognized for the years ended December 31, 2013 and 2012. There are no commitments to lend additional funds to borrowers whose loans have been restructured.

7.	DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

In the third quarter of the year, management conducts its annual review of insurance and annuity valuation assumptions relative to current experience and management expectations. To the extent that expectations change as a result of this review, management updates valuation assumptions. The impact in the third quarter of 2013 primarily reflected expected higher interest rates and changes in assumed policyholder behavior. The impact in the third quarter of 2012 and 2011 primarily reflected the low interest rate environment and for 2012, the assumption of continued low interest rates over the near-term.

The balances of and changes in DAC were as follows:

(in millions)	2013	2012	2011

Balance at January 1	$2,373	$2,413	$2,521
Capitalization of acquisition costs	269	253	282
Amortization, excluding the impact of valuation assumptions review	(219)	(214)	(305)
Amortization, impact of valuation assumptions review	78	(11)	(31)
Impact of change in net unrealized securities losses (gains)	132	(68)	(54)

Balance at December 31	$2,633	$2,373	$2,413

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in millions)	2013	2012	2011

Balance at January 1	$404	$464	$545
Capitalization of sales inducement costs	5	7	9
Amortization, excluding the impact of valuation assumptions review	(48)	(45)	(70)
Amortization, impact of valuation assumptions review	25	(13)	(11)
Impact of change in net unrealized securities losses (gains)	23	(9)	(9)

Balance at December 31	$409	$404	$464

8.	REINSURANCE

For most new life insurance policies, the Company reinsures 90% of the death benefit liability. The Company began reinsuring risks at this level in 2001 (RiverSource Life of NY began in 2002) for term life insurance and 2002 (2003 for RiverSource Life of NY) for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013, the Company generally reinsures 50% of the death benefit liability. Similarly, the Company reinsures 50% of the death benefit and morbidity liabilities related to the TrioSource universal life product launched in 2013.

Generally, the maximum amount of life insurance risk retained by the Company is $1.5 million on a single life and $1.5 million on any flexible premium survivorship life policy. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with unaffiliated insurance companies.

RiverSource Life Insurance Company

For existing LTC policies, the Company ceded 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. (“Genworth”) and retained the remaining risk. For RiverSource Life of NY, this reinsurance arrangement applies for 1996 and later issues only.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states in 2007 (2010 for RiverSource Life of NY) and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2013 and 2012, traditional life and universal life insurance in force aggregated $194.1 billion and $191.4 billion, respectively, of which $142.1 billion and $138.6 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

The effect of reinsurance on premiums was as follows:

	Years Ended December 31,
(in millions)	2013	2012	2011

Direct premiums	$650	$661	$707
Reinsurance ceded	(220)	(219)	(214)

Net premiums	$430	$442	$493

Policy and contract charges are presented on the Consolidated Statements of Income net of $87 million, $79 million and $71 million of reinsurance ceded for the years ended December 31, 2013, 2012 and 2011, respectively.

Reinsurance recovered from reinsurers was $226 million, $196 million and $189 million for the years ended December 31, 2013, 2012 and 2011, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Reinsurance recoverables include approximately $1.7 billion and $1.6 billion related to LTC risk ceded to Genworth as of December 31, 2013 and 2012, respectively. Included in policyholder account balances, future policy benefits and claims is $597 million and $615 million related to previously assumed reinsurance arrangements as of December 31, 2013 and 2012, respectively.

9.	POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in millions)	2013		2012

Policyholder account balances
Fixed annuities	$13,826		$14,420
Variable annuity fixed sub-accounts	4,926		4,833
VUL/UL insurance	2,790		2,725
IUL insurance	315		137
Other life insurance	878		909

Total policyholder account balances	22,735		23,024

Future policy benefits
Variable annuity GMWB	(383	)(1)	799
Variable annuity GMAB	(62	)(1)	103
Other annuity liabilities	76		158
Fixed annuities life contingent liabilities	1,523		1,520
EIA	29		33
Life, DI and LTC insurance	4,739		4,703
VUL/UL and other life insurance additional liabilities	336		330

Total future policy benefits	6,258		7,646
Policy claims and other policyholders’ funds	156		132

Total policyholder account balances, future policy benefits and claims	$29,149		$30,802

(1)	Includes the value of GMWB and GMAB embedded derivatives which was a net asset at December 31, 2013 and the amount is reported as a contra liability.

RiverSource Life Insurance Company

Separate account liabilities consisted of the following:

	December 31,
(in millions)	2013	2012

Variable annuity	$70,687	$63,302
VUL insurance	6,885	6,051
Other insurance	44	42

Total	$77,616	$69,395

Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. The Company generally invests the proceeds from the annuity payments in fixed rate securities.

The Index 500 Annuity, the Company’s EIA product, is a single premium deferred fixed annuity. The contract is issued with an initial term of seven years and interest earnings are linked to the performance of the S&P 500 Index®. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. The Company generally invests the proceeds from the annuity deposits in fixed rate securities and hedges the equity risk with derivative instruments. See Note 17 for additional information regarding the Company’s derivative instruments. In 2007, the Company discontinued new sales of EIAs.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 10 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GGU and GMIB provisions. See Note 17 for additional information regarding derivative instruments used to hedge risks related to GMWB, GMAB and GMDB provisions.

Insurance Liabilities
VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL insurance is similar to UL in many regards, although the rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the S&P 500 Index (subject to a cap and floor). The policyholder may allocate all or a portion of the policy value to a fixed or indexed account.

The Company also offers term life insurance as well as disability products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

Portions of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

10.	VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company’s variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture and less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has three primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

RiverSource Life Insurance Company

•	Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Once withdrawals begin, the contractholder’s funds are moved to one of the three least aggressive asset allocation models.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value. As of April 2012, clients who purchase a GMWB or GMAB rider are invested in one or more of four Portfolio Stabilizer (managed volatility) funds designed to pursue total return while seeking to mitigate exposure to market volatility.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2013				December 31, 2012

		Contract		Weighted		Contract		Weighted
		Value in	Net	Average	Total	Value in	Net	Average
Variable Annuity Guarantees by Benefit Type(1)	Total	Separate	Amount	Attained	Contract	Separate	Amount	Attained
(in millions, except age)	Contract Value	Accounts	at Risk	Age	Value	Accounts	at Risk	Age

GMDB:
Return of premium	$52,616	$50,790	$28	64	$45,697	$43,942	$61	63
Five/six-year reset	11,220	8,663	42	64	11,233	8,722	115	63
One-year ratchet	7,676	7,261	38	65	7,367	6,933	106	65
Five-year ratchet	1,781	1,725	1	62	1,616	1,563	3	61
Other	1,015	996	36	69	912	885	62	68

Total — GMDB	$74,308	$69,435	$145	64	$66,825	$62,045	$347	63

GGU death benefit	$1,052	$998	$121	64	$958	$907	$93	63
GMIB	$413	$389	$8	66	$425	$399	$15	66
GMWB:
GMWB	$3,936	$3,921	$1	67	$3,898	$3,880	$3	66
GMWB for life	34,069	33,930	77	64	28,588	28,462	104	64

Total — GMWB	$38,005	$37,851	$78	64	$32,486	$32,342	$107	64

GMAB	$4,194	$4,181	$2	58	$3,773	$3,762	$5	57

(1)	Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

The net amount at risk for GMDB, GGU and GMAB guarantees is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB and GMWB guarantees is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero. The present value is calculated using a discount rate that is consistent with assumptions embedded in the Company’s annuity pricing models. The Company

RiverSource Life Insurance Company

previously defined the net amount at risk for GMIB and GMWB guarantees as the guaranteed benefit amount in excess of the contract value. The previously disclosed net amount at risk for GMIB and GMWB guarantees was $72 million and $297 million, respectively, as of December 31, 2012. The Company believes the revised definition of net amount at risk for GMIB and GMWB guarantees is more representative of the potential economic exposure of the guarantees.

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2013		December 31, 2012

		Weighted		Weighted
		Average		Average
	Net Amount	Attained	Net Amount	Attained
(in millions, except age)	at Risk	Age	at Risk	Age

UL secondary guarantees	$5,674	62	$5,060	61

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder value.

Changes in variable annuity and insurance guarantees were as follows:

(in millions)	GMDB & GGU	GMIB	GMWB(1)	GMAB(1)	UL

Balance at January 1, 2011	$5	$8	$337	$104	$68
Incurred claims	10	2	1,040	133	53
Paid claims	(10)	(1)	—	—	(10)

Balance at December 31, 2011	5	9	1,377	237	111
Incurred claims	6	1	(578)	(134)	57
Paid claims	(7)	(1)	—	—	(13)

Balance at December 31, 2012	4	9	799	103	155
Incurred claims	4	(2)	(1,182)	(165)	67
Paid claims	(4)	(1)	—	—	(16)

Balance at December 31, 2013	$4	$6	$(383)	$(62)	$206

(1)	The incurred claims for GMWB and GMAB represent the total change in the liabilities.

The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in millions)	2013	2012

Mutual funds:
Equity	$39,195	$33,037
Bond	26,519	26,849
Other	3,764	2,324

Total mutual funds	$69,478	$62,210

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2013, 2012 and 2011.

11.	LINES OF CREDIT

RiverSource Life Insurance Company, as the borrower, had an outstanding balance at both December 31, 2013 and 2012 of $150 million under a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed $800 million at any time. The interest rate for any borrowing under the agreement is established by reference to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty.

The Company has a revolving credit agreement with Ameriprise Financial as the lender aggregating $200 million. Prior to August 1, 2012, the interest rate for any borrowings is established by reference to LIBOR. In August 2012, an amendment to this agreement increased the interest rate to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. There were no amounts outstanding on this line of credit at December 31, 2013 and 2012.

RiverSource Life Insurance Company, as the lender, has a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR plus 90 basis points, subject to

RiverSource Life Insurance Company

adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of December 31, 2013 and 2012.

12.	SHORT-TERM BORROWINGS

The Company enters into repurchase agreements in exchange for cash which it accounts for as secured borrowings. The Company has pledged Available-for-Sale securities consisting of agency residential mortgage backed securities and commercial mortgage backed securities to collateralize its obligation under the repurchase agreements. The fair value of the securities pledged is recorded in investments and was $52 million and $518 million at December 31, 2013 and 2012, respectively. The amount of the Company’s liability including accrued interest as of December 31, 2013 and 2012 was $50 million and $501 million, respectively. The weighted average annualized interest rate on the repurchase agreements held as of December 31, 2013 and 2012 was 0.3% and 0.4%, respectively.

RiverSource Life Insurance Company is a member of the Federal Home Loan Bank (“FHLB”) of Des Moines which provides access to collateralized borrowings. In 2013, the Company began to borrow short-term funds under these FHLB borrowings. The Company has pledged Available-for-Sale securities consisting of commercial mortgage backed securities to collateralize its obligation under these borrowings. The fair value of the securities pledged is recorded in investments and was $574 million at December 31, 2013. The amount of the Company’s liability including accrued interest was $450 million as of December 31, 2013. The weighted average annualized interest rate on the FHLB advances held as of December 31, 2013 was 0.3%.

13.	FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy
The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Company

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2013
(in millions)	Level 1	Level 2	Level 3	Total

Assets
Available-for-Sale securities:
Fixed maturities:
Corporate debt securities	$—	$14,357	$1,516	$15,873
Residential mortgage backed securities	—	3,753	58	3,811
Commercial mortgage backed securities	—	2,404	30	2,434
State and municipal obligations	—	998	—	998
Asset backed securities	—	763	218	981
Foreign government bonds and obligations	—	245	—	245
U.S. government and agencies obligations	9	36	—	45

Total Available-for-Sale securities: Fixed maturities	9	22,556	1,822	24,387

Common stocks	3	3	—	6
Cash equivalents	1	320	—	321
Other assets:
Interest rate derivative contracts	—	1,488	—	1,488
Equity derivative contracts	265	1,503	—	1,768
Credit derivative contracts	—	3	—	3
Foreign currency derivative contracts	—	2	—	2

Total other assets	265	2,996	—	3,261

Separate account assets	—	77,616	—	77,616

Total assets at fair value	$278	$103,491	$1,822	$105,591

Liabilities
Policyholder account balances, future policy benefits and claims:
EIA embedded derivatives	$—	$5	$—	$5
IUL embedded derivatives	—	—	125	125
GMWB and GMAB embedded derivatives	—	—	(575)	(575	)(2)

Total policyholder account balances, future policy benefits and claims	—	5	(450)	(445	)(1)

Other liabilities:
Interest rate derivative contracts	—	1,693	—	1,693
Equity derivative contracts	549	2,390	—	2,939

Total other liabilities	549	4,083	—	4,632

Total liabilities at fair value	$549	$4,088	$(450)	$4,187

(1)	The Company’s adjustment for nonperformance risk resulted in a $150 million cumulative decrease to the embedded derivatives.

(2)	The fair value of the GMWB and GMAB embedded derivatives was a net asset at December 31, 2013 and the amount is reported as a contra liability.

RiverSource Life Insurance Company

	December 31, 2012
(in millions)	Level 1	Level 2	Level 3	Total

Assets
Available-for-Sale securities:
Fixed maturities:
Corporate debt securities	$—	$15,387	$1,654	$17,041
Residential mortgage backed securities	—	3,598	23	3,621
Commercial mortgage backed securities	—	2,834	170	3,004
State and municipal obligations	—	1,122	—	1,122
Asset backed securities	—	715	156	871
Foreign government bonds and obligations	—	224	—	224
U.S. government and agencies obligations	10	39	—	49

Total Available-for-Sale securities: Fixed maturities	10	23,919	2,003	25,932

Common stocks	2	2	—	4
Cash equivalents	—	264	—	264
Other assets:
Interest rate derivative contracts	—	2,191	—	2,191
Equity derivative contracts	285	936	—	1,221
Foreign currency derivative contracts	—	6	—	6

Total other assets	285	3,133	—	3,418

Separate account assets	—	69,395	—	69,395

Total assets at fair value	$297	$96,713	$2,003	$99,013

Liabilities
Policyholder account balances, future policy benefits and claims:
EIA embedded derivatives	$—	$2	$—	$2
IUL embedded derivatives	—	—	45	45
GMWB and GMAB embedded derivatives	—	—	833	833

Total policyholder account balances, future policy benefits and claims	—	2	878	880(1)

Other liabilities:
Interest rate derivative contracts	—	1,486	—	1,486
Equity derivative contracts	258	1,535	—	1,793

Total other liabilities	258	3,021	—	3,279

Total liabilities at fair value	$258	$3,023	$878	$4,159

(1)	The Company’s adjustment for nonperformance risk resulted in a $398 million cumulative decrease to the embedded derivatives.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

						Policyholder Account Balances,
	Available-for-Sale Securities: Fixed Maturities					Future Policy Benefits and Claims
		Residential	Commercial					GMWB and
	Corporate	Mortgage	Mortgage	Asset		IUL		GMAB
	Debt	Backed	Backed	Backed		Embedded		Embedded
(in millions)	Securities	Securities	Securities	Securities	Total	Derivatives		Derivatives	Total

Balance, January 1, 2013	$1,654	$23	$170	$156	$2,003	$(45)		$(833)	$(878)
Total gains (losses) included in:
Net income	(1)	—	—	2	1 (1)	(19	)(2)	1,617 (3)	1,598
Other comprehensive income	(41)	—	(6)	10	(37)	—		—	—
Purchases	120	87	15	68	290	—		—	—
Sales	—	—	—	—	—	—		—	—
Issues	—	—	—	—	—	(62)		(228)	(290)
Settlements	(216)	(9)	—	(2)	(227)	1		19	20
Transfers into Level 3	—	—	—	—	—	—		—	—
Transfers out of Level 3	—	(43)	(149)	(16)	(208)	—		—	—

Balance, December 31, 2013	$1,516	$58	$30	$218	$1,822	$(125)		$575	$450

Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2013 included in:
Net investment income	$(1)	$—	$—	$2	$1	$—		$—	$—
Benefits, claims, losses and settlement expenses	—	—	—	—	—	—		1,598	1,598
Interest credited to fixed accounts	—	—	—	—	—	(19)		—	(19)

(1)	Included in net investment income in the Consolidated Statements of Income.

(2)	Included in interest credited to fixed accounts in the Consolidated Statements of Income.

(3)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

RiverSource Life Insurance Company

								Policyholder Account Balances,
	Available-for-Sale Securities: Fixed Maturities							Future Policy Benefits and Claims
		Residential	Commercial						GMWB and
	Corporate	Mortgage	Mortgage	Asset	Other			IUL	GMAB
	Debt	Backed	Backed	Backed	Structured			Embedded	Embedded
(in millions)	Securities	Securities	Securities	Securities	Investment	Total		Derivatives	Derivatives	Total

Balance, January 1, 2012	$1,342	$58	$16	$133	$14	$1,563		$—	$(1,585)	$(1,585)
Total gains (losses) included in:
Net income	(1)	(7)	1	1	—	(6	)(1)	8 (2)	948 (3)	956
Other comprehensive income	12	10	7	2	1	32		—	—	—
Purchases	444	31	8	—	—	483		—	—	—
Sales	—	—	—	—	—	—		—	—	—
Issues	—	—	—	—	—	—		(31)	(188)	(219)
Settlements	(153)	(12)	—	(2)	—	(167)		—	(8)	(8)
Transfers into Level 3	10	25	146	22	—	203		(22)	—	(22)
Transfers out of Level 3	—	(82)	(8)	—	(15)	(105)		—	—	—

Balance, December 31, 2012	$1,654	$23	$170	$156	$—	$2,003		$(45)	$(833)	$(878)

Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2012 included in:
Net investment income	$(1)	$—	$1	$1	$—	$1		$—	$—	$—
Benefits, claims, losses and settlement expenses	—	—	—	—	—	—		—	908	908
Interest credited to fixed accounts	—	—	—	—	—	—		8	—	8

(1)	Represents a $1 million gain included in net investment income and a $7 million loss included in net realized investment gains (losses) in the Consolidated Statements of Income.

(2)	Included in interest credited to fixed accounts in the Consolidated Statements of Income.

(3)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

							Policyholder Account Balances,
	Available-for-Sale Securities: Fixed Maturities						Future Policy Benefits and Claims
		Residential	Commercial				GMWB and
	Corporate	Mortgage	Mortgage	Asset	Other		GMAB
	Debt	Backed	Backed	Backed	Structured		Embedded
(in millions)	Securities	Securities	Securities	Securities	Investment	Total	Derivatives

Balance, January 1, 2011	$1,317	$2,697	$30	$148	$13	$4,205	$(421)
Total gains (losses) included in:
Net income	7	49	—	2	1	59 (1)	(1,007	)(2)
Other comprehensive income	12	(75)	—	(6)	(2)	(71)	—
Purchases	178	26	71	—	3	278	—
Sales	(50)	(3)	—	—	—	(53)	—
Issues	—	—	—	—	—	—	(149)
Settlements	(117)	(471)	—	(3)	(1)	(592)	(8)
Transfers into Level 3	7	—	1	—	—	8	—
Transfers out of Level 3	(12)	(2,165)	(86)	(8)	—	(2,271)	—

Balance, December 31, 2011	$1,342	$58	$16	$133	$14	$1,563	$(1,585)

Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2011 included in:
Net investment income	$—	$—	$—	$1	$—	$1	$—
Net realized investment gains (losses)	—	(23)	—	—	1	(22)	—
Benefits, claims, losses and settlement expenses	—	—	—	—	—	—	(1,035)

(1)	Represents a $85 million gain included in net investment income and a $26 million loss included in net realized investment gains (losses) in the Consolidated Statements of Income.

(2)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

The impact to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $(168) million, $(71) million and $216 million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2013, 2012 and 2011, respectively.

RiverSource Life Insurance Company

During the years ended December 31, 2012 and 2011, transfers from Level 3 included certain non-agency residential mortgage backed securities with a fair value of approximately $58 million and $2.2 billion, respectively. The transfers reflect improved pricing transparency of these securities, a continuing trend of increased activity in the non-agency residential mortgage backed securities market and observability of significant inputs to the valuation methodology. All other securities transferred from Level 3 represent securities with fair values that are now obtained from a third party pricing service with observable inputs. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote. The transfer of the IUL embedded derivatives to Level 3 is due to the impact of the unobservable inputs to the valuation becoming more significant during 2012. The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred. For assets and liabilities held at the end of the reporting periods that are measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2013
					Weighted
	Fair Value	Valuation Technique	Unobservable Input	Range	Average

	(in millions)
Corporate debt securities (private placements)	$1,487	Discounted cash flow	Yield/spread to U.S. Treasuries	0.9% – 5.3%	1.6%
IUL embedded derivatives	$125	Discounted cash flow	Nonperformance risk(3)	74 bps
GMWB and GMAB embedded derivatives	$(575)	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0% – 51.1%
			Surrender rate	0.1% – 57.9%
			Market volatility(2)	4.9% – 18.8%
			Nonperformance risk(3)	74 bps
			Elective contractholder strategy allocations(4)	0.0% – 50.0%

	December 31, 2012
					Weighted
	Fair Value	Valuation Technique	Unobservable Input	Range	Average

	(in millions)
Corporate debt securities (private placements)	$1,624	Discounted cash flow	Yield/spread to U.S. Treasuries	1.1% – 8.5%	2.2%
IUL embedded derivatives	$45	Discounted cash flow	Nonperformance risk(3)	97 bps
GMWB and GMAB embedded derivatives	$833	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0% – 56.4%
			Surrender rate	0.0% – 56.3%
			Market volatility(2)	5.6% – 21.2%
			Nonperformance risk(3)	97 bps

(1)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.

(2)	Market volatility is implied volatility of fund of funds and managed volatility funds.

(3)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.

(4)	The elective allocation represents the percentage of contractholders that are assumed to electively switch their investment allocation to a different allocation model.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs are not reasonably available to the Company.

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs
Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization, surrender rate and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly lower (higher) asset value, possibly creating a liability. Significant increases (decreases) in nonperformance risk and elective investment allocation model used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly higher (lower) asset value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy,

RiverSource Life Insurance Company

the age of the contractholder, the distribution system and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value
The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets
Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less. Actively traded money market funds are measured at their net asset value (“NAV”) and classified as Level 1. The Company’s remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities
When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities include U.S. Treasuries. Level 2 securities include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, municipal bonds, asset backed securities and U.S. agency and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities. The fair value of corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. In addition to the general pricing controls, the Company reviews the broker prices to ensure that the broker quotes are reasonable and, when available, compares prices of privately issued securities to public issues from the same issuer to ensure that the implicit illiquidity premium applied to the privately placed investment is reasonable considering investment characteristics, maturity, and average life of the investment.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets
The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Other Assets
Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial at December 31, 2013 and 2012. See Note 16 and Note 17 for further information on the credit risk of derivative instruments and related collateral.

RiverSource Life Insurance Company

Liabilities
Policyholder Account Balances, Future Policy Benefits and Claims
The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied volatility, and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its EIA and IUL products. Significant inputs to the EIA calculation include observable interest rates, volatilities and equity index levels and, therefore, are classified as Level 2. The fair value of the IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the IUL embedded derivatives are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company’s Corporate Actuarial Department calculates the fair value of the embedded derivatives on a monthly basis. During this process, control checks are performed to validate the completeness of the data. Actuarial management approves various components of the valuation along with the final results. The change in the fair value of the embedded derivatives is reviewed monthly with senior management. The Level 3 inputs into the valuation are consistent with the pricing assumptions and updated as experience develops. Significant unobservable inputs that reflect policyholder behavior are reviewed quarterly along with other valuation assumptions.

Other Liabilities
Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active OTC markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial at December 31, 2013 and 2012. See Note 16 and Note 17 for further information on the credit risk of derivative instruments and related collateral.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

	December 31, 2013

	Carrying	Fair Value
(in millions)	Value	Level 1	Level 2	Level 3	Total

Financial Assets
Mortgage loans, net	$3,326	$—	$—	$3,372	$3,372
Policy loans	773	—	—	765	765
Other investments	385	—	346	42	388

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$14,106	$—	$—	$14,724	$14,724
Short-term borrowings	500	—	500	—	500
Line of credit with Ameriprise Financial	150	—	—	150	150
Other liabilities	137	—	—	134	134
Separate account liabilities	400	—	400	—	400

RiverSource Life Insurance Company

	December 31, 2012

	Carrying	Fair Value
(in millions)	Value	Level 1	Level 2	Level 3	Total

Financial Assets
Mortgage loans, net	$3,389	$—	$—	$3,568	$3,568
Policy loans	752	—	—	725	725
Other investments	309	—	292	24	316
Restricted cash	86	86	—	—	86

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$14,701	$—	$—	$15,982	$15,982
Short-term borrowings	501	—	500	—	500
Line of credit with Ameriprise Financial	150	—	—	150	150
Other liabilities	144	—	—	142	142
Separate account liabilities	360	—	360	—	360

Mortgage Loans, Net
The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities, liquidity and characteristics including LTV ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company’s estimate of the amount recoverable on the loan.

The fair value of residential mortgage loans is determined by discounting estimated cash flows and incorporating adjustments for prepayment, administration expenses, loss severity and credit loss estimates, with discount rates based on the Company’s estimate of current market conditions.

Given the significant unobservable inputs to the valuation of mortgage loans, these measurements are classified as Level 3.

Policy Loans
Policy loans represent loans made against the cash surrender value of the underlying life insurance or annuity product. These loans and the related interest are usually realized at death of the policyholder or contractholder or at surrender of the contract and are not transferable without the underlying insurance or annuity contract. The fair value of policy loans is determined by estimating expected cash flows discounted at rates based on the U.S. Treasury curve. Policy loans are classified as Level 3 as the discount rate used may be adjusted for the underlying performance of individual policies.

Other Investments
Other investments primarily consist of syndicated loans and an investment in FHLB. The fair value of syndicated loans is obtained from a third party service or non-binding broker quotes. Syndicated loans that are priced by multiple non-binding broker quotes are classified as Level 2 and syndicated loans priced using a single non-binding broker quote are classified as Level 3. The fair value of the investment in FHLB is approximated by the carrying value and classified as Level 3 due to restrictions on transfer and lack of liquidity in the primary market for this asset.

Restricted Cash
Restricted cash is generally set aside for specific business transactions and restrictions are specific to the Company and do not transfer to third party market participants; therefore, the carrying amount is a reasonable estimate of fair value. The fair value of restricted cash is classified as Level 1.

Policyholder Account Balances, Future Policy Benefits and Claims
The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and the Company’s nonperformance risk specific to these liabilities. The fair value of non-life contingent fixed annuities in payout status, EIA host contracts and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner. Given the use of significant unobservable inputs to these valuations, the measurements are classified as Level 3.

Short-term Borrowings

The fair value of short-term borrowings is obtained from a third party pricing service. A nonperformance adjustment is not included as collateral requirements for these borrowings minimize the nonperformance risk. The fair value of short-term borrowings is classified as Level 2.

RiverSource Life Insurance Company

Line of Credit with Ameriprise Financial

The fair value of the line of credit is determined by discounting cash flows with an adjustment for the Company’s nonperformance risk specific to this liability. The fair value of the line of credit is classified as Level 3.

Other Liabilities
Other liabilities consist of future funding commitments to affordable housing partnerships. The fair value of these future funding commitments is determined by discounting cash flows. The fair value of these commitments includes an adjustment for the Company’s nonperformance risk and is classified as Level 3 due to the use of the significant unobservable input.

Separate Account Liabilities
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. The NAV of the related separate account assets represents the exit price for the separate account liabilities. Separate account liabilities are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

14.	RELATED PARTY TRANSACTIONS
CMIA is the investment manager for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2013, 2012 and 2011, the Company received $268 million, $244 million and $222 million, respectively, from CMIA for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $465 million, $477 million and $530 million for 2013, 2012 and 2011, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Dividends paid and received by RiverSource Life Insurance Company were as follows:

	Years Ended December 31,
(in millions)	2013	2012	2011

Cash dividends paid to Ameriprise Financial	$800	$865	$750
Non-cash dividend paid to Ameriprise Financial	—	—	850
Cash dividends received from RiverSource Life of NY	25	50	79
Cash dividends received from RTA	—	—	53

Notifications to state insurance regulators were made in advance of payments of dividends for amounts in excess of statutorily defined thresholds. See Note 15 for additional information.

During 2013, 2012 and 2011, RiverSource Life Insurance Company made cash contributions to RTA of $30 million, $53 million and $111 million, respectively, for ongoing funding commitments related to affordable housing partnership investments.

In October 2012, the Company purchased $954 million of residential mortgage loans from an affiliate, Ameriprise Bank, FSB. The Company purchased the loans for investment purposes and as part of Ameriprise Financial’s transition of Ameriprise Bank, FSB from a federal savings bank to a limited powers national trust bank. The portfolio consists primarily of variable rate revolving loans, and includes both first and second liens. The loans were purchased by the Company at fair value. See Note 6 for additional information.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The net amount due to Ameriprise Financial for federal income taxes was $200 million and $17 million at December 31, 2013 and 2012, respectively.

15.	REGULATORY REQUIREMENTS
The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

State insurance statutes contain limitations as to the amount of dividends or distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, dividends or distributions in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require

RiverSource Life Insurance Company

advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company’s primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company’s statutory unassigned surplus (deficit) aggregated $(7) million and $421 million as of December 31, 2013 and 2012, respectively.

In addition, dividends or distributions, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceed the greater of the previous year’s statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as “extraordinary dividends.” Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval. Government debt securities of $6 million and $7 million at December 31, 2013 and 2012, respectively, were on deposit with various states as required by law.

Statutory net gain (loss) from operations and net income (loss) for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(in millions)	2013	2012	2011

Statutory net gain (loss) from operations(1)	$1,633	$2,189	$(475)
Statutory net income (loss)(1)	1,337	1,976	(599)
Statutory capital and surplus	2,686	3,113	2,681

(1)	Statutory net gain (loss) from operations and statutory net income (loss) are significantly impacted by changes in reserves for variable annuity guaranteed benefits, however these impacts are substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

16.	OFFSETTING ASSETS AND LIABILITIES
Certain financial instruments and derivative instruments are eligible for offset in the Consolidated Balance Sheets. The Company’s derivative instruments and repurchase agreements are subject to master netting arrangements and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Consolidated Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2013
	Gross	Gross Amounts	Amounts of Assets	Gross Amounts Not Offset
	Amounts of	Offset in the	Presented in the	in the Consolidated Balance Sheets
	Recognized	Consolidated	Consolidated	Financial	Cash	Securities	Net
(in millions)	Assets	Balance Sheets	Balance Sheets	Instruments(1)	Collateral	Collateral	Amount

Derivatives:
OTC	$3,180	$—	$3,180	$(3,134)	$(17)	$(16)	$13
OTC cleared	21	—	21	(20)	(1)	—	—
Exchange-traded	60	—	60	—	—	—	60

Total derivatives	$3,261	$—	$3,261	$(3,154)	$(18)	$(16)	$73

	December 31, 2012
	Gross	Gross Amounts	Amounts of Assets	Gross Amounts Not Offset
	Amounts of	Offset in the	Presented in the	in the Consolidated Balance Sheets
	Recognized	Consolidated	Consolidated	Financial	Cash	Securities	Net
(in millions)	Assets	Balance Sheets	Balance Sheets	Instruments(1)	Collateral	Collateral	Amount

Derivatives:
OTC	$3,322	$—	$3,322	$(2,676)	$(262)	$(355)	$29
Exchange-traded	96	—	96	—	—	—	96

Total derivatives	$3,418	$—	$3,418	$(2,676)	$(262)	$(355)	$125

(1)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

RiverSource Life Insurance Company

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2013
	Gross	Gross Amounts	Amounts of Liabilities	Gross Amounts Not Offset
	Amounts of	Offset in the	Presented in the	in the Consolidated Balance Sheets
	Recognized	Consolidated	Consolidated	Financial	Cash	Securities	Net
(in millions)	Liabilities	Balance Sheets	Balance Sheets	Instruments(1)	Collateral	Collateral	Amount

Derivatives:
OTC	$4,610	$—	$4,610	$(3,134)	$—	$(1,465)	$11
OTC cleared	22	—	22	(20)	(2)	—	—

Total derivatives	4,632	—	4,632	(3,154)	(2)	(1,465)	11
Repurchase agreements	50	—	50	—	—	(50)	—

Total	$4,682	$—	$4,682	$(3,154)	$(2)	$(1,515)	$11

	December 31, 2012
	Gross	Gross Amounts	Amounts of Liabilities	Gross Amounts Not Offset
	Amounts of	Offset in the	Presented in the	in the Consolidated Balance Sheets
	Recognized	Consolidated	Consolidated	Financial	Cash	Securities	Net
(in millions)	Liabilities	Balance Sheets	Balance Sheets	Instruments(1)	Collateral	Collateral	Amount

OTC derivatives	$3,279	$—	$3,279	$(2,676)	$(67)	$(532)	$4
Repurchase agreements	501	—	501	—	—	(501)	—

Total	$3,780	$—	$3,780	$(2,676)	$(67)	$(1,033)	$4

(1)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

In the tables above, the amounts of assets or liabilities presented in the Consolidated Balance Sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual amounts of collateral may be greater than amounts presented in the tables.

The Company’s freestanding derivative instruments are reflected in other assets and other liabilities. Repurchase agreements are reflected in short-term borrowings. See Note 17 for additional disclosures related to the Company’s derivative instruments and Note 12 for additional disclosures related to the Company’s repurchase agreements.

17.	DERIVATIVES AND HEDGING ACTIVITIES
Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

The Company’s freestanding derivatives are recorded at fair value and are reflected in other assets or other liabilities. The Company’s freestanding derivative instruments are all subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Consolidated Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 16 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Company

The Company currently uses derivatives as economic hedges and accounting hedges. The following table presents the balance sheet location and the gross fair value of derivative instruments, including embedded derivatives:

		Assets			Liabilities
		December 31,			December 31,

Derivatives not designated	Balance Sheet			Balance Sheet
as hedging instruments	Location	2013	2012	Location	2013		2012

		(in millions)			(in millions)
GMWB and GMAB
Interest rate contracts	Other assets	$1,484	$2,191	Other liabilities	$1,672		$1,486
Equity contracts	Other assets	1,741	1,215	Other liabilities	2,918		1,792
Credit contracts	Other assets	3	—	Other liabilities	—		—
Foreign currency contracts	Other assets	2	6	Other liabilities	—		—
				Policyholder account balances, future policy benefits and
Embedded derivatives(1)	N/A	—	—	claims	(575	)(2)	833

Total GMWB and GMAB		3,230	3,412		4,015		4,111

Other derivatives:
Interest rate
Macro hedge program	Other assets	4	—	Other liabilities	21		—
Equity
Macro hedge program	Other assets	—	—	Other liabilities	8		—
				Policyholder account balances, future policy benefits and
EIA embedded derivatives	N/A	—	—	claims	5		2
IUL	Other assets	27	6	Other liabilities	13		1
				Policyholder account balances, future policy benefits and
IUL embedded derivatives	N/A	—	—	claims	125		45

Total other		31	6		172		48

Total derivatives		$3,261	$3,418		$4,187		$4,159

N/A Not applicable.

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

(2)	The fair value of the GMWB and GMAB embedded derivatives was a net asset at December 31, 2013 and the amount is reported as a contra liability.

See Note 13 for additional information regarding the Company’s fair value measurement of derivative instruments.

RiverSource Life Insurance Company

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Consolidated Statements of Income:

		Amount of Gain (Loss) on
		Derivatives Recognized in Income
Derivatives not designated	Location of Gain (Loss) on	Years Ended December 31,
as hedging instruments	Derivatives Recognized in Income	2013	2012	2011

		(in millions)
GMWB and GMAB
Interest rate contracts	Benefits, claims, losses and settlement expenses	$(742)	$17	$709
Equity contracts	Benefits, claims, losses and settlement expenses	(1,084)	(1,218)	326
Credit contracts	Benefits, claims, losses and settlement expenses	6	(2)	(12)
Foreign currency contracts	Benefits, claims, losses and settlement expenses	26	(1)	(2)
Embedded derivatives(1)	Benefits, claims, losses and settlement expenses	1,408	752	(1,165)

Total GMWB and GMAB		(386)	(452)	(144)

Other derivatives:
Interest rate
Macro hedge program	Benefits, claims, losses and settlement expenses	(15)	—	—
Tax hedge	Net investment income	—	1	—
Equity
Macro hedge program	Benefits, claims, losses and settlement expenses	(8)	—	—
EIA	Interest credited to fixed accounts	3	1	(1)
EIA embedded derivatives	Interest credited to fixed accounts	(3)	1	1
IUL	Interest credited to fixed accounts	11	1	1
IUL embedded derivatives	Interest credited to fixed accounts	16	(4)	(3)

Total other		4	—	(2)

Total derivatives		$(382)	$(452)	$(146)

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The Company economically hedges the exposure related to non-life contingent GMWB and GMAB provisions primarily using various futures, options, interest rate swaptions, interest rate swaps, total return swaps, variance swaps and credit default swaps. At December 31, 2013 and 2012, the gross notional amount of derivative contracts for the Company’s GMWB and GMAB provisions was $142.4 billion and $142.1 billion, respectively.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the option contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options:

(in millions)	Premiums Payable	Premiums Receivable

2014	$359	$84
2015	329	65
2016	285	49
2017	221	44
2018	176	54
2019-2027	472	73

Total	$1,842	$369

Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

During 2013, the Company transferred net derivative liabilities with a fair value of $94 million, consisting of long-dated options, along with cash payment of the same amount to Ameriprise Financial. The transaction improves the risk management profile of statutory tail scenario risk for the Company’s variable annuities.

RiverSource Life Insurance Company

Beginning in the fourth quarter of 2013, the Company established a macro hedge program which uses a combination of options and/or swaps to provide protection against the statutory tail scenario risk arising from variable annuity reserves on the Company’s statutory surplus. The program also covers some of the residual risks not covered by other hedging activities. The gross notional amount of these derivative contracts was $710 million at December 31, 2013.

EIA and IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to EIA and IUL products will positively or negatively impact earnings over the life of these products. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options and futures contracts. The gross notional amount of these derivative contracts was $512 million and $210 million at December 31, 2013 and 2012, respectively.

Embedded Derivatives
Certain annuities contain GMAB and non-life contingent GMWB provisions, which are considered embedded derivatives. In addition, the equity component of the EIA and IUL product obligations are also considered embedded derivatives. These embedded derivatives are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As discussed above, the Company uses derivatives to mitigate the financial statement impact of these embedded derivatives.

Cash Flow Hedges
The Company has amounts classified in AOCI related to gains and losses associated with the effective portion of previously designated cash flow hedges. The Company reclassifies these amounts into income as the forecasted transactions impact earnings. During the year ended December 31, 2013, the Company held no derivatives that were designated as cash flow hedges.

At December 31, 2013, the Company expects to reclassify $6 million of deferred loss on derivative instruments from AOCI to earnings during the next 12 months that will be recorded in net investment income. These were originally losses on derivative instruments related to interest rate swaptions. During the years ended December 31, 2013 and 2012, no hedge relationships were discontinued due to forecasted transactions no longer being expected to occur according to the original hedge strategy. For the years ended December 31, 2013, 2012 and 2011, the amounts recognized in earnings on derivative transactions that were ineffective was $1 million, $1 million and nil, respectively.

The following table presents a rollforward of unrealized derivative losses related to cash flow hedges included in accumulated other comprehensive income (loss):

(in millions)	2013	2012	2011

Net unrealized derivative losses at January 1	$(21)	$(26)	$(30)
Reclassification of realized losses(1)	6	7	6
Income tax benefit	(2)	(2)	(2)

Net unrealized derivative losses at December 31	$(17)	$(21)	$(26)

(1)	Loss reclassified from AOCI to net investment income on the Consolidated Statements of Income.

Currently, the longest period of time over which the Company is hedging exposure to the variability in future cash flows is five years and relates to interest credited on forecasted fixed premium product sales.

Credit Risk
Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. See Note 16 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of the Company’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. At December 31, 2013 and 2012, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $950 million and $364 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2013 and 2012 was $940 million and $360 million, respectively. If the credit contingent provisions of

RiverSource Life Insurance Company

derivative contracts in a net liability position at December 31, 2013 and 2012 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been $10 million and $4 million, respectively.

18.	SHAREHOLDER’S EQUITY
The following table provides information related to amounts reclassified from AOCI for the year ended:

AOCI Reclassification	Location of Loss (Gain) Recognized in Income	December 31, 2013

		(in millions)

Net unrealized gains on Available-for-Sale securities	Net investment income	$(5)
Tax expense	Income tax provision	2

Net of tax		$(3)

Losses on cash flow hedges:
Swaptions	Net investment income	$6
Tax benefit	Income tax provision	(2)

Net of tax		$4

The Company made adjustments to AOCI for the impact to DAC, DSIC, benefit reserves and reinsurance recoverable on net unrealized securities losses of $319 million, net of tax, for the year ended December 31, 2013. See Note 5 for additional information related to the impact of DAC, DSIC, benefit reserves and reinsurance recoverable on net unrealized securities gains/losses included in AOCI. See Note 17 for additional information regarding the Company’s cash flow hedges.

19.	INCOME TAXES
The components of income tax provision were as follows:

	Years Ended December 31,
(in millions)	2013	2012	2011

Current income tax
Federal	$295	$197	$137
State	2	7	3

Total current income tax	297	204	140

Deferred income tax
Federal	(65)	(38)	51
State	(11)	(2)	(1)

Total deferred income tax	(76)	(40)	50

Total income tax provision	$221	$164	$190

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

	Years Ended December 31,
	2013	2012	2011

Tax at U.S. statutory rate	35.0%	35.0%	35.0%
Changes in taxes resulting from:
Tax-exempt interest and dividend income	(9.6)	(9.7)	(12.6)
Low income housing credit	(5.0)	(4.7)	(1.6)
Foreign tax credit, net of addback	(0.9)	(0.5)	(1.6)
State taxes, net of federal benefit	(0.5)	0.4	0.1
Taxes applicable to prior years	—	(2.5)	—
Other, net	1.8	2.1	(0.5)

Income tax provision	20.8%	20.1%	18.8%

The effective tax rates are lower than the statutory rate as a result of tax preferred items including the dividends received deduction and low income housing credits. The change in the effective tax rate for the year ended December 31, 2012 is primarily due to the impact of a prior period correction described in Note 1 partially offset by increased low income housing tax credits.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company’s deferred income tax assets

RiverSource Life Insurance Company

and liabilities, which are included net within other assets or other liabilities on the Consolidated Balance Sheets, were as follows:

	December 31,
(in millions)	2013	2012

Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$887	$1,295
Investment related	678	161
State net operating losses	6	5
Other	5	5

Gross deferred income tax assets	1,576	1,466
Less: valuation allowance	(6)	(5)

Total deferred income tax assets	1,570	1,461

Deferred income tax liabilities
Deferred acquisition costs	730	677
Net unrealized gains on Available-for-Sale securities	358	676
Deferred sales inducement costs	145	142
Other	17	29

Gross deferred income tax liabilities	1,250	1,524

Net deferred income tax assets (liabilities)	$320	$(63)

Included in the Company’s deferred income tax assets are tax benefits related to state net operating losses of $6 million, net of federal benefit, which will expire beginning December 31, 2014.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(in millions)	2013	2012	2011

Balance at January 1	$65	$134	$83
Additions (reductions) based on tax positions related to the current year	18	1	(1)
Additions for tax positions of prior years	61	19	79
Reductions for tax positions of prior years	—	(77)	(7)
Settlements	—	(12)	(20)

Balance at December 31	$144	$65	$134

If recognized, approximately $23 million, $8 million and $12 million, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2013, 2012 and 2011, respectively, would affect the effective tax rate.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. It is estimated that the total amount of gross unrecognized tax benefits may decrease by $130 million to $140 million in the next 12 months due to resolution of Internal Revenue Service (“IRS”) examinations.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $6 million, a net reduction of $3 million, and a net increase of $57 million in interest and penalties for the years ended December 31, 2013, 2012 and 2011, respectively. At December 31, 2013 and 2012, the Company had a payable of $36 million and $30 million, respectively, related to accrued interest and penalties.

The Company or one or more of its subsidiaries files income tax returns as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial, in the U.S. federal jurisdiction and various state jurisdictions. The IRS has completed its field examination of the 1997 through 2007 tax returns. However, for federal income tax purposes, these years except for 2007, continue to remain open as a consequence of certain unagreed-upon issues. The IRS is in the process of completing the audits of the Company’s income tax returns for 2008 through 2011. These audits are expected to be completed in 2014. The Company or certain of its subsidiaries’ state income tax returns are currently under examination by various jurisdictions for years ranging from 1997 through 2010 and remain open for all years after 2010. The Company filed its 2012 tax return in the third quarter of 2013, but the IRS has not yet begun its examination of 2012.

The items comprising other comprehensive income are presented net of the following income tax provision (benefit) amounts:

	Years Ended December 31,
(in millions)	2013	2012	2011

Net unrealized securities gains (losses)	$(309)	$161	$89
Net unrealized derivative losses	(2)	(2)	(2)

Net income tax provision (benefit)	$(311)	$159	$87

RiverSource Life Insurance Company

20.	COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments
The following table presents the Company’s funding commitments as of December 31:

(in millions)	2013	2012

Commercial mortgage loans	$71	$72
Residential mortgage loans	542	627
Affordable housing partnerships	137	144

Total funding commitments	$750	$843

Guarantees
The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2013, these guarantees range up to 5.0%.

The Company is required by law to be a member of the guaranty fund association in every state where it is licensed to do business. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund associations. Uncertainty and volatility in the U.S. economy and financial markets in recent years have weakened the financial condition of numerous insurers, including insurers currently in receiverships, increasing the risk of triggering guaranty fund assessments.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

Executive Life Insurance Company of New York (“ELNY”) was placed into rehabilitation by a New York state court in 1991. On April 16, 2012, the court issued an order converting the rehabilitation into a liquidation proceeding under a plan submitted by the New York insurance regulator with support from NOLHGA and the industry. Closing under the liquidation plan took place in August 2013.

During the second quarter of 2012, the Company established a liability for estimated guaranty fund assessments and a related premium tax asset, primarily associated with ELNY. At December 31, 2013 and 2012, the estimated liability was $14 million and $26 million, respectively, and the related premium tax asset was $11 million and $19 million, respectively. The Company has recently paid assessments related to ELNY from some of the state guaranty fund associations, however, the expected period over which all of the assessments will be made and the related tax credits recovered is not known.

Contingencies
Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry-wide investigation of unclaimed property and escheatment practices and procedures, the Company is responding to regulatory audits, market conduct examinations and other inquiries (including inquiries from the State of Minnesota and a multistate insurance department examination). The Company has cooperated and will continue to cooperate with the applicable regulators regarding their inquiries.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation or proceeding that is likely to have a material adverse effect on its consolidated financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-333-3437

RiverSource Distributors, Inc. (Distributor), Member FINRA.
Insurance and annuity products are issued by RiverSource Life Insurance Company.
Both companies are affiliated with Ameriprise Financial Services, Inc.

S-6407 R (5/14)	© 2008-2014 RiverSource Life Insurance Company. All rights reserved.